UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 08821
                                                    -----------

                              Rydex Variable Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                   Date of reporting period: December 31, 2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                        THE RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                  TITAN 500 FUND
                                                               VELOCITY 100 FUND
                                                                     MEDIUS FUND
                                                            INVERSE MID-CAP FUND
                                                                     MEKROS FUND
                                                          INVERSE SMALL-CAP FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                                            SECTOR ROTATION FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND


                                                         [LOGO] RYDEXINVESTMENTS
VA-ANN-1204                                     Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS................................................     2

ABOUT SHAREHOLDERS FUND'S EXPENSES........................................     4

PERFORMANCE REPORTS AND FUND PROFILES.....................................     7

SCHEDULES OF INVESTMENTS..................................................    49

STATEMENTS OF ASSETS AND LIABILITIES......................................   150

STATEMENTS OF OPERATIONS..................................................   158

STATEMENTS OF CHANGES IN NET ASSETS.......................................   166

FINANCIAL HIGHLIGHTS......................................................   178

NOTES TO FINANCIAL STATEMENTS.............................................   183

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................   194

OTHER INFORMATION.........................................................   195

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS...................   196


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The U.S. economy in 2004 was a study in contradiction, with a few surprises as well as continuation of long-running trends such as continued outperformance of small-caps, mid-caps and value. Entering 2004, job creation was stubbornly disappointing and the unemployment rate hovered near 6.0%. The first few months of the year brought more of the same, but the economy shifted into a more mature phase last spring. Despite record-high oil prices that reached $55 per barrel in October before leveling off at $43 at year-end, and a series of Federal Reserve rate hikes that brought the Fed funds rate up to 2.25% from 1.0%, inflation remained tame, job creation picked up and the nation's economy grew at a sustainable rate.

More than two million jobs were created in 2004, while the unemployment rate dropped to 5.4% in December. Inflation, measured by the Consumer Price Index ("CPI"), grew at 3.3%, but energy price hikes comprised a good portion of the increase, with the core inflation index remaining historically low. When final figures are released, gross domestic product will have grown between 3% and 4% annually, while corporate profits leveled off from their hyper pace at the beginning of the year.

Domestic equity markets struggled for much of the year, before a final-quarter push pumped up index numbers. As a group, small stocks outperformed large stocks for the year, despite struggling during the middle two quarters. The S&P 500(R) Index advanced 10.89% for the year and the Dow Jones Industrial Average Index gained 5.31%. The Nasdaq 100 Index(R) began the year at 1467.92 and sank to 1304.43 in August, before advancing to 1621.12 at the end of the year--delivering a 10.43% one-year return. In contrast, the S&P MidCap 400 and Russell 2000 indices returned 16.48% and 18.33%, respectively. Value outperformed growth for the fourth consecutive year - a surprise - while small-cap and mid-cap stocks outperformed large-cap stocks.

RYDEX BENCHMARK FUNDS

With broad market indices in positive territory for the year, Rydex long benchmark funds also enjoyed positive performance. Mid- and small-cap stocks reigned in 2004, with the Russell 2000 and the S&P MidCap 400 delivering 18.33% and 16.48% returns, respectively, for the year. In fact, the Russell bested the S&P 500 for the sixth year straight and the S&P MidCap 400 outdid the venerable index for the fifth consecutive year. Likewise, Rydex Medius Fund, which seeks to provide 150% of the daily price performance of the S&P MidCap 400 Index, turned in a 22.14% one-year return, while Rydex Mekros Fund, which seeks to provide 150% of the daily price performance of the Russell 2000 Index, provided a 25.20% return. Rydex Nova Fund, which seeks to provide 150% of the daily price performance of the S&P 500, and Rydex OTC Fund, which seeks to provide 100% of the daily price performance of the Nasdaq 100, delivered 14.62% and 9.35% returns, respectively, for the year. As would be expected on the short side, with positive performance among the benchmark indexes, the Rydex inverse funds were in negative territory for the year.

RYDEX VALUE AND GROWTH FUNDS

Value stocks showed a staying power in 2004, outperforming growth stocks across most styles. In the large-cap stock arena, the S&P 500/Barra Value Index rose 13.34% for the period, in contrast to the S&P 500/Barra Growth Index's return of 4.70%. The S&P MidCap 400/Barra Value Index returned 17.08% versus the 13.19% return of the S&P MidCap 400/Barra Growth Index. Also, the S&P SmallCap 600/Barra Value Index gained 21.78%, outperforming the S&P SmallCap 600/Barra Growth Index, which returned 21.37%. Rydex Large-Cap Growth Fund returned 4.26% and Rydex Mid-Cap Growth Fund returned 8.52%, the only two style funds that didn't best the S&P 500 Index or the S&P 1500 Super Composite Index.

RYDEX INTERNATIONAL FUNDS

International stocks, especially from emerging economies, surprisingly outperformed domestic equities for the second consecutive year. The average emerging market fund returned 25%, while the MSCI EAFE Index returned 17.6% for 2004, with about one-third of the latter's performance due to the dollar's decline against international currencies. In Europe, the Dow Jones STOXX 50 Index advanced just 4.30%, but returned 16.15% when the currency exchange was factored into the equation. Utilities and energy led the overseas rally, while semiconductor stocks lagged the index. Japanese stocks didn't fare as well, with the Topix 100 Index returning 6.76% for the 12 months. Financial services stocks helped performance, but semiconductors detracted. A 4% annual appreciation of the yen helped boost the index. Rydex Large-Cap Europe Fund was up 16.15% and Rydex Large-Cap Japan Fund advanced 10.33%.

RYDEX BOND FUNDS

Investors anticipated that interest rates would begin to rise in 2004, and they were not disappointed as the Federal Reserve raised its Fed funds rate 25 basis points five separate times from June 30 through year-end. Once the CPI met forecasts in mid-year, Fed Reserve Chairman Alan Greenspan not only raised the benchmark rate for the first time since 2000, but announced the board's intention to continue a series of measured rate hikes to head off inflation while maintaining job creation. In April, economic reports indicated an improved employment picture forcing inflationary concerns to gather steam. Long-term Treasury rates rose steadily until June, when increasing oil prices threatened to slow the economy and unemployment remained too high. As a result, inflationary pressures declined and long Treasury yields drifted lower. The current Long Bond ended the year at 4.82%. The 10-year Treasury note, when all was said and done, finished the 12 months about where it began, yielding 4.22%. In contrast, yields of shorter-term Treasuries continued to rise flattening the yield curve. Rydex U.S. Government Bond Fund returned 8.42%. The fund' s objective is correlation to 120% of the daily performance of the Lehman Long Treasury Bond Index.


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

RYDEX SECTOR FUNDS

It was a positive year for sector investing, with a wide dispersion of returns providing opportunities for investors and positive returns across most sectors. Twelve of the 18 Rydex sector funds bested the S&P 500. Propelled by increased demand and record high crude oil prices, Rydex Energy Services Fund was top dog among the Rydex sector funds, sporting a 33.74% annual return. Following close behind were Rydex Energy Fund at 32.27%, Rydex Real Estate Fund at 29.54% and Rydex Transportation Fund at 22.99%. Only two Rydex sector funds were in negative territory: Rydex Electronics Fund and Rydex Precious Metals Fund, weighed down by overcapacity in the former industry and a stock market rebound and dollar strengthening in the latter.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS FUND'S EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, administrative services, and shareholder reports, among others. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2004 and ending December 31, 2004.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

  Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

                                              See Notes to Financial Statements.


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                   BEGINNING                  ENDING          EXPENSES
                                   EXPENSE     ACCOUNT VALUE           ACCOUNT VALUE       PAID DURING
                                   RATIOS+     JUNE 30, 2004       DECEMBER 31, 2004           PERIOD*
------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
NOVA FUND                            1.40%         $1,000.00               $1,091.71             $7.35
URSA FUND                            1.60%          1,000.00                  936.82              7.76
OTC FUND                             1.44%          1,000.00                1,061.99              7.42
ARKTOS FUND                          1.62%          1,000.00                  927.11              7.83
TITAN 500 FUND                       1.62%          1,000.00                1,116.74              8.62
VELOCITY 100 FUND                    1.63%          1,000.00                1,101.52              8.60
MEDIUS FUND                          1.61%          1,000.00                1,134.75              8.62
INVERSE MID-CAP FUND                 1.63%          1,000.00                  913.86              7.80
MEKROS FUND                          1.62%          1,000.00                1,148.53              8.75
INVERSE SMALL-CAP FUND               1.66%          1,000.00                  899.03              7.91
U.S. GOVERNMENT BOND FUND            1.19%          1,000.00                1,108.50              6.31
JUNO FUND                            1.61%          1,000.00                  911.33              7.70
LARGE-CAP EUROPE FUND                1.61%          1,000.00                1,191.21              8.87
LARGE-CAP JAPAN FUND                 1.56%          1,000.00                1,014.24              7.89
LONG DYNAMIC DOW 30 FUND             1.63%          1,000.00                1,060.61              8.44
INVERSE DYNAMIC DOW 30 FUND          1.63%          1,000.00                  915.36              7.81
SMALL-CAP VALUE FUND                 1.46%          1,000.00                1,113.93              7.73
MID-CAP VALUE FUND                   1.48%          1,000.00                1,107.71              7.83
LARGE-CAP VALUE FUND                 1.45%          1,000.00                1,102.37              7.65
SMALL-CAP GROWTH FUND                1.46%          1,000.00                1,087.67              7.62
MID-CAP GROWTH FUND                  1.46%          1,000.00                1,063.92              7.55
LARGE-CAP GROWTH FUND                1.46%          1,000.00                1,022.19              7.41
SECTOR ROTATION FUND                 1.59%          1,000.00                1,101.68              8.36
U.S. GOVERNMENT MONEY MARKET FUND    1.18%          1,000.00                1,002.34              5.93
BANKING FUND                         1.57%          1,000.00                1,114.77              8.35
BASIC MATERIALS FUND                 1.57%          1,000.00                1,146.22              8.44
BIOTECHNOLOGY FUND                   1.56%          1,000.00                  993.31              7.81
CONSUMER PRODUCTS FUND               1.58%          1,000.00                1,032.24              8.04
ELECTRONICS FUND                     1.56%          1,000.00                  867.02              7.28
ENERGY FUND                          1.57%          1,000.00                1,158.60              8.50
ENERGY SERVICES FUND                 1.57%          1,000.00                1,166.76              8.53
FINANCIAL SERVICES FUND              1.57%          1,000.00                1,125.29              8.37
HEALTH CARE FUND                     1.57%          1,000.00                1,016.60              7.94
INTERNET FUND                        1.54%          1,000.00                1,052.60              7.94
LEISURE FUND                         1.56%          1,000.00                1,166.29              8.49
PRECIOUS METALS FUND                 1.41%          1,000.00                1,087.56              7.39
REAL ESTATE FUND                     1.57%          1,000.00                1,230.74              8.80
RETAILING FUND                       1.57%          1,000.00                1,053.96              8.08
TECHNOLOGY FUND                      1.53%          1,000.00                1,004.75              7.71
TELECOMMUNICATIONS FUND              1.55%          1,000.00                1,063.73              8.03
TRANSPORTATION FUND                  1.57%          1,000.00                1,161.46              8.48
UTILITIES FUND                       1.55%          1,000.00                1,130.07              8.29
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

ABOUT SHAREHOLDERS FUND'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

                                                   BEGINNING                  ENDING          EXPENSES
                                   EXPENSE     ACCOUNT VALUE           ACCOUNT VALUE       PAID DURING
                                   RATIOS+     JUNE 30, 2004       DECEMBER 31, 2004           PERIOD*
------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
NOVA FUND                            1.40%         $1,000.00               $1,042.80             $7.20
URSA FUND                            1.60%          1,000.00                1,041.78              8.22
OTC FUND                             1.44%          1,000.00                1,042.62              7.38
ARKTOS FUND                          1.62%          1,000.00                1,041.65              8.35
TITAN 500 FUND                       1.62%          1,000.00                1,041.65              8.35
VELOCITY 100 FUND                    1.63%          1,000.00                1,041.61              8.39
MEDIUS FUND                          1.61%          1,000.00                1,041.70              8.30
INVERSE MID-CAP FUND                 1.63%          1,000.00                1,041.61              8.39
MEKROS FUND                          1.62%          1,000.00                1,041.65              8.35
INVERSE SMALL-CAP FUND               1.66%          1,000.00                1,041.46              8.54
U.S. GOVERNMENT BOND FUND            1.19%          1,000.00                1,043.86              6.14
JUNO FUND                            1.61%          1,000.00                1,041.70              8.30
LARGE-CAP EUROPE FUND                1.61%          1,000.00                1,041.70              8.30
LARGE-CAP JAPAN FUND                 1.56%          1,000.00                1,041.97              8.03
LONG DYNAMIC DOW 30 FUND             1.63%          1,000.00                1,041.61              8.39
INVERSE DYNAMIC DOW 30 FUND          1.63%          1,000.00                1,041.61              8.39
SMALL-CAP VALUE FUND                 1.46%          1,000.00                1,042.50              7.50
MID-CAP VALUE FUND                   1.48%          1,000.00                1,042.38              7.62
LARGE-CAP VALUE FUND                 1.45%          1,000.00                1,042.54              7.46
SMALL-CAP GROWTH FUND                1.46%          1,000.00                1,042.50              7.50
MID-CAP GROWTH FUND                  1.46%          1,000.00                1,042.50              7.50
LARGE-CAP GROWTH FUND                1.46%          1,000.00                1,042.50              7.50
SECTOR ROTATION FUND                 1.59%          1,000.00                1,041.84              8.16
U.S. GOVERNMENT MONEY MARKET FUND    1.18%          1,000.00                1,043.93              6.07
BANKING FUND                         1.57%          1,000.00                1,041.91              8.09
BASIC MATERIALS FUND                 1.57%          1,000.00                1,041.91              8.09
BIOTECHNOLOGY FUND                   1.56%          1,000.00                1,041.97              8.03
CONSUMER PRODUCTS FUND               1.58%          1,000.00                1,041.89              8.11
ELECTRONICS FUND                     1.56%          1,000.00                1,041.97              8.03
ENERGY FUND                          1.57%          1,000.00                1,041.91              8.09
ENERGY SERVICES FUND                 1.57%          1,000.00                1,041.91              8.09
FINANCIAL SERVICES FUND              1.57%          1,000.00                1,041.91              8.09
HEALTH CARE FUND                     1.57%          1,000.00                1,041.91              8.09
INTERNET FUND                        1.54%          1,000.00                1,042.07              7.93
LEISURE FUND                         1.56%          1,000.00                1,041.97              8.03
PRECIOUS METALS FUND                 1.41%          1,000.00                1,042.74              7.26
REAL ESTATE FUND                     1.57%          1,000.00                1,041.91              8.09
RETAILING FUND                       1.57%          1,000.00                1,041.91              8.09
TECHNOLOGY FUND                      1.53%          1,000.00                1,042.12              7.88
TELECOMMUNICATIONS FUND              1.55%          1,000.00                1,042.02              7.98
TRANSPORTATION FUND                  1.57%          1,000.00                1,041.91              8.09
UTILTITIES FUND                      1.55%          1,000.00                1,042.02              7.98
------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED.

                                              See Notes to Financial Statements.


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index.

Inception: May 7, 1997

The Fund's relation to the S&P 500 Index, which gained 10.89% in 2004 and outperformed both the Dow Jones Industrial Average Index and Nasdaq 100 Index, helped it post strong relative returns for the year. Energy, led by Exxon Mobil, the industrials and consumer discretionary sector, was one of the leaders for the year. The technology and health care sectors fared poorly. The Fund returned 14.62% for the year. For the year, the Fund achieved a daily correlation of more than .99 to its benchmark of 150% of the daily price performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                               NOVA FUND       S&P 500 INDEX
----                                               ---------       -------------
5/7/1997                                            10,000             10,000
6/30/1997                                           10,970             10,885
9/30/1997                                           11,950             11,700
12/31/1997                                          12,210             12,036
3/31/1998                                           14,190             13,715
6/30/1998                                           14,570             14,168
9/30/1998                                           12,070             12,759
12/31/1998                                          15,880             15,476
3/31/1999                                           16,600             16,247
6/30/1999                                           18,070             17,392
9/30/1999                                           16,182             16,306
12/31/1999                                          19,577             18,732
3/31/2000                                           19,893             19,162
6/30/2000                                           18,575             18,653
9/30/2000                                           18,051             18,472
12/31/2000                                          15,602             17,027
3/31/2001                                           12,592             15,008
6/30/2001                                           13,535             15,887
9/30/2001                                           10,424             13,555
12/31/2001                                          11,923             15,003
3/31/2002                                           11,882             15,044
6/30/2002                                            9,434             13,029
9/30/2002                                            6,909             10,778
12/31/2002                                           7,664             11,687
3/31/2003                                            7,131             11,319
6/30/2003                                            8,788             13,062
9/30/2003                                            9,084             13,407
12/31/2003                                          10,667             15,040
3/31/2004                                           10,978             15,294
6/30/2004                                           11,200             15,558
9/30/2004                                           10,762             15,267
12/31/2004                                          12,227             16,676

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                        ONE             FIVE          INCEPTION
                                        YEAR            YEAR         (05/07/97)
--------------------------------------------------------------------------------
NOVA FUND                              14.62%          -8.98%           2.66%

S&P 500 INDEX                          10.89%          -2.30%           6.91%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                   NOVA FUND       S&P 500 INDEX
                                                   ---------       -------------
OTHER                                                 7.1%              9.6%
FINANCIALS                                           15.2%             20.8%
INFORMATION TECHNOLOGY                               12.8%             15.9%
HEALTH CARE                                           9.7%             12.4%
INDUSTRIALS                                           8.9%             11.8%
CONSUMER DISCRETIONARY                                8.8%             11.9%
CONSUMER STAPLES                                      8.0%             10.6%
ENERGY                                                5.4%              7.0%
FUTURES CONTRACTS                                    74.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Exxon Mobil Corp.                                 2.5%
General Electric Co.                              2.3%
Microsoft Corp.                                   1.7%
Pfizer, Inc.                                      1.6%
International Business Machines Corp.             1.4%
Johnson & Johnson                                 1.4%
Citigroup, Inc.                                   1.4%
Bank of America Corp.                             1.3%
JPMorgan Chase & Co.                              1.2%
Wal-Mart Stores, Inc.                             1.2%
------------------------------------------------------
Top Ten Total                                    16.0%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

--------------------------------------------------------------------------------

URSA FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500(R) Index.

Inception: June 9, 1997

The energy, industrials and consumer discretionary sectors led the S&P 500 Index to a 10.89% gain last year, outperforming both the Dow Jones Industrial Average Index and the Nasdaq 100 Index. McDonald's, Exxon Mobil, Eastman Kodak and Johnson & Johnson all gained at least 25% last year, leading the list of gainers. As a result, Rydex Ursa Fund, which strives to achieve results that are opposite the S&P 500 Index, declined 10.05% during the period. It's important to note that the Fund performed the way it was designed to perform. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of -100% of the daily price performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

         CUMULATIVE FUND PERFORMANCE: JUNE 9, 1997 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                               URSA FUND       S&P 500 INDEX
----                                               ---------       -------------
6/9/1997                                            10,000             10,000
6/30/1997                                            9,786             10,266
9/30/1997                                            9,028             11,035
12/31/1997                                           8,622             11,352
3/31/1998                                            7,618             12,935
6/30/1998                                            7,425             13,362
9/30/1998                                            8,098             12,033
12/31/1998                                           6,731             14,596
3/31/1999                                            6,432             15,323
6/30/1999                                            5,994             16,403
9/30/1999                                            6,465             15,379
12/31/1999                                           5,717             17,667
3/31/2000                                            5,610             18,072
6/30/2000                                            5,856             17,592
9/30/2000                                            6,025             17,422
12/31/2000                                           6,635             16,059
3/31/2001                                            7,593             14,155
6/30/2001                                            7,234             14,983
9/30/2001                                            8,466             12,784
12/31/2001                                           7,629             14,150
3/31/2002                                            7,581             14,189
6/30/2002                                            8,697             12,288
9/30/2002                                           10,237             10,165
12/31/2002                                           9,280             11,023
3/31/2003                                            9,477             10,676
6/30/2003                                            8,177             12,319
9/30/2003                                            7,932             12,645
12/31/2003                                           7,086             14,184
3/31/2004                                            6,927             14,425
6/30/2004                                            6,792             14,673
9/30/2004                                            6,927             14,399
12/31/2004                                           6,363             15,728

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                        ONE             FIVE          INCEPTION
                                        YEAR            YEAR         (06/09/97)
--------------------------------------------------------------------------------
URSA FUND                             -10.05%           2.16%          -5.80%

S&P 500 INDEX                          10.89%          -2.30%           6.17%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

   [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                   URSA FUND       S&P 500 INDEX
                                                   ---------       -------------
OTHER                                                                   9.6%
FINANCIALS                                                             20.8%
INFORMATION TECHNOLOGY                                                 15.9%
HEALTH CARE                                                            12.4%
CONSUMER DISCRETIONARY                                                 11.9%
INDUSTRIALS                                                            11.8%
CONSUMER STAPLES                                                       10.6%
ENERGY                                                                  7.0%
FUTURES CONTRACTS SHORT SALES                       -99.9%
EQUITY INDEX SWAP AGREEMENTS                          0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R).

Inception: May 7, 1997

Although corporate earnings and the nation's output slowed somewhat after a torrid 2003, last year marked the second year of positive, albeit more subdued, returns for the major market indices. Rydex OTC Fund gained 9.35%, which, accounting for fees, was in line with the Nasdaq 100 Index's showing of 10.43%. The Nasdaq 100 Index's positive performance was attained despite a pullback by the technology and health care sectors. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of the daily price performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997 - DECEMBER 31, 2004

  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                                OTC FUND    NASDAQ 100 INDEX
----                                                --------    ----------------
5/7/1997                                             10,000          10,000
6/30/1997                                            10,400          10,528
9/30/1997                                            11,760          12,067
12/31/1997                                           10,650          10,897
3/31/1998                                            13,120          13,425
6/30/1998                                            14,360          14,708
9/30/1998                                            14,470          14,798
12/31/1998                                           19,570          20,192
3/31/1999                                            22,630          23,166
6/30/1999                                            24,630          25,260
9/30/1999                                            25,734          26,482
12/31/1999                                           39,399          40,779
3/31/2000                                            46,497          48,367
6/30/2000                                            39,685          41,394
9/30/2000                                            37,486          39,270
12/31/2000                                           24,354          25,754
3/31/2001                                            16,087          17,303
6/30/2001                                            18,700          20,128
9/30/2001                                            11,756          12,850
12/31/2001                                           15,788          17,344
3/31/2002                                            14,476          15,978
6/30/2002                                            10,401          11,563
9/30/2002                                             8,203           9,156
12/31/2002                                            9,654          10,826
3/31/2003                                             9,964          11,203
6/30/2003                                            11,670          13,216
9/30/2003                                            12,513          14,338
12/31/2003                                           14,039          16,144
3/31/2004                                            13,729          15,820
6/30/2004                                            14,455          16,680
9/30/2004                                            13,409          15,537
12/31/2004                                           15,351          17,829

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                       ONE            FIVE            INCEPTION
                                       YEAR           YEAR            (05/07/97)
--------------------------------------------------------------------------------
OTC FUND                               9.35%         -17.18%            5.76%

NASDAQ 100 INDEX                      10.43%         -15.25%            7.85%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       OTC FUND                 NASDAQ 100 INDEX
                                       --------                 ----------------
OTHER                                    4.9%                         5.7%
INFORMATION TECHNOLOGY                  53.2%                        58.4%
CONSUMER DISCRETIONARY                  15.7%                        16.8%
HEALTH CARE                             11.2%                        12.9%
INDUSTRIALS                              4.5%                         6.2%
FUTURES CONTRACTS                       10.7%                         0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Microsoft Corp.                                   8.0%
Qualcomm, Inc.                                    5.8%
eBay, Inc.                                        3.9%
Intel Corp.                                       3.9%
Cisco Systems, Inc.                               3.5%
Dell, Inc.                                        3.2%
Nextel Communications, Inc. - Class A             2.8%
Oracle Corp.                                      2.5%
Starbucks Corp.                                   2.4%
Apple Computer, Inc.                              2.4%
------------------------------------------------------
Top Ten Total                                    38.4%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

--------------------------------------------------------------------------------

ARKTOS FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R).

Inception: May 21, 2001

Although the Nasdaq 100 Index didn't match its strong performance of 2003, it did gain a respectable 10.43% for the past year. The technology and health care sectors, two major components of the index, struggled during the year, but consumer discretionary stocks, another large part of the Nasdaq 100 Index, performed well. The index's positive performance meant that Rydex Arktos Fund, since it strives to achieve the opposite results of the index, performed as expected declining 11.83% in 2004. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of -100% of the daily price performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 21, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                              ARKTOS FUND   NASDAQ 100 INDEX
----                                              -----------   ----------------

5/21/2001                                            10,000         10,000
5/31/2001                                            11,420          8,769
6/30/2001                                            11,132          8,917
7/31/2001                                            11,996          8,203
8/31/2001                                            13,576          7,160
9/30/2001                                            16,868          5,692
10/31/2001                                           13,972          6,649
11/30/2001                                           11,852          7,776
12/31/2001                                           11,792          7,683
1/31/2002                                            11,888          7,552
2/28/2002                                            13,432          6,622
3/31/2002                                            12,436          7,078
4/30/2002                                            14,028          6,222
5/31/2002                                            14,472          5,887
6/30/2002                                            16,440          5,122
7/31/2002                                            17,404          4,687
8/31/2002                                            17,428          4,591
9/30/2002                                            19,478          4,056
10/31/2002                                           16,074          4,821
11/30/2002                                           14,033          5,438
12/31/2002                                           15,783          4,796
1/31/2003                                            15,589          4,789
2/28/2003                                            15,092          4,919
3/31/2003                                            14,797          4,963
4/30/2003                                            13,555          5,389
5/31/2003                                            12,460          5,836
6/30/2003                                            12,387          5,855
7/31/2003                                            11,603          6,221
8/31/2003                                            11,013          6,534
9/30/2003                                            11,264          6,352
10/31/2003                                           10,324          6,901
11/30/2003                                           10,226          6,939
12/31/2003                                            9,885          7,152
1/31/2004                                             9,688          7,274
2/29/2004                                             9,820          7,164
3/31/2004                                            10,000          7,008
4/30/2004                                            10,214          6,827
5/31/2004                                             9,738          7,143
6/30/2004                                             9,401          7,389
7/31/2004                                            10,152          6,823
8/31/2004                                            10,361          6,668
9/30/2004                                            10,025          6,883
10/31/2004                                            9,504          7,243
11/30/2004                                            8,983          7,656
12/31/2004                                            8,716          7,898

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                        ONE                           INCEPTION
                                        YEAR                          (05/21/01)
--------------------------------------------------------------------------------
ARKTOS FUND                           -11.83%                           -3.73%

NASDAQ 100 INDEX                       10.43%                           -6.32%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        ARKTOS FUND             NASDAQ 100 INDEX
                                        -----------             ----------------
OTHER                                                                 5.7%
INFORMATION TECHNOLOGY                                               58.4%
CONSUMER DISCRETIONARY                                               16.8%
HEALTH CARE                                                          12.9%
INDUSTRIALS                                                           6.2%
FUTURES CONTRACTS SHORT SALES              -14.3%
EQUITY INDEX SWAP AGREEMENTS               -85.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TITAN 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Inception: October 1, 2001

Employing a long strategy to the S&P 500 Index, as Rydex Titan 500 Fund does, worked in the Fund's favor during 2004. The Index rallied during the latter half of the year to post a 10.89% gain. The energy sector generally benefited from rising energy costs, especially of crude oil, to easily lead sector performance. Leverage also added to performance. The Fund returned 16.90% during the period. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of 200% the daily price performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                             TITAN 500 FUND    S&P 500 INDEX
----                                             --------------    -------------
10/1/2001                                            10,000           10,000
10/31/2001                                           10,356           10,213
11/30/2001                                           11,824           10,997
12/31/2001                                           11,948           11,093
1/31/2002                                            11,496           10,931
2/28/2002                                            11,048           10,721
3/31/2002                                            11,724           11,124
4/30/2002                                            10,276           10,449
5/31/2002                                            10,020           10,372
6/30/2002                                             8,432            9,633
7/31/2002                                             7,084            8,883
8/31/2002                                             7,092            8,941
9/30/2002                                             5,577            7,969
10/31/2002                                            6,544            8,671
11/30/2002                                            7,317            9,181
12/31/2002                                            6,451            8,642
1/31/2003                                             6,042            8,415
2/28/2003                                             5,822            8,289
3/31/2003                                             5,866            8,369
4/30/2003                                             6,812            9,059
5/31/2003                                             7,558            9,536
6/30/2003                                             7,698            9,658
7/31/2003                                             7,923            9,828
8/31/2003                                             8,236           10,020
9/30/2003                                             8,007            9,913
10/31/2003                                            8,921           10,474
11/30/2003                                            9,142           10,566
12/31/2003                                            9,996           11,120
1/31/2004                                            10,357           11,325
2/29/2004                                            10,616           11,482
3/31/2004                                            10,241           11,309
4/30/2004                                             9,885           11,131
5/31/2004                                            10,126           11,284
6/30/2004                                            10,464           11,503
7/31/2004                                             9,741           11,123
8/31/2004                                             9,783           11,168
9/30/2004                                             9,936           11,289
10/31/2004                                           10,188           11,461
11/30/2004                                           10,984           11,925
12/31/2004                                           11,685           12,331

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (10/01/01)
--------------------------------------------------------------------------------
TITAN 500 FUND                                        16.90%            4.91%

S&P 500 INDEX                                         10.89%            6.66%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                 TITAN 500 FUND   S&P 500 Indexr
                                                 --------------   --------------
OTHER                                                   6.2%            9.6%
FINANCIALS                                             13.7%           20.8%
INFORMATION TECHNOLOGY                                 10.7%           15.9%
HEALTH CARE                                             8.4%           12.4%
CONSUMER DISCRETIONARY                                  7.9%           11.9%
INDUSTRIALS                                             7.8%           11.8%
CONSUMER STAPLES                                        7.0%           10.6%
ENERGY                                                  4.8%            7.0%
FUTURES CONTRACTS                                     133.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
General Electric Co.                              2.3%
Exxon Mobil Corp.                                 1.9%
Microsoft Corp.                                   1.7%
Citigroup, Inc.                                   1.5%
Wal-Mart Stores, Inc.                             1.3%
Pfizer, Inc.                                      1.2%
Bank of America Corp.                             1.1%
Johnson & Johnson                                 1.1%
American International Group, Inc.                1.0%
International Business Machines Corp.             1.0%
------------------------------------------------------
Top Ten Total                                    14.1%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

--------------------------------------------------------------------------------

VELOCITY 100 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Inception: October 1, 2001

The Nasdaq 100 Index struggled during the first eight months of the year, but rebounded during the remainder of the year to post a positive annual return. Technology and health care, two dominant sectors in the index, lagged other groups during the year. Stocks in the consumer discretionary sector were among the stronger performers in the index. The Fund rallied with the Nasdaq 100 Index at year-end to post a gain of 14.21% for the year. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of 200% of the daily price performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                        VELOCITY 100 FUND   NASDAQ 100 INDEX
----                                        -----------------   ----------------
10/1/2001                                        10,000             10,000
10/31/2001                                       12,912             11,854
11/30/2001                                       17,148             13,863
12/31/2001                                       15,588             13,698
1/31/2002                                        14,860             13,465
2/28/2002                                        11,212             11,806
3/31/2002                                        12,532             12,619
4/30/2002                                         9,540             11,093
5/31/2002                                         8,340             10,496
6/30/2002                                         6,208              9,133
7/31/2002                                         5,040              8,357
8/31/2002                                         4,708              8,186
9/30/2002                                         3,584              7,231
10/31/2002                                        4,984              8,595
11/30/2002                                        6,208              9,694
12/31/2002                                        4,760              8,550
1/31/2003                                         4,676              8,539
2/28/2003                                         4,896              8,771
3/31/2003                                         4,940              8,848
4/30/2003                                         5,764              9,607
5/31/2003                                         6,680             10,405
6/30/2003                                         6,676             10,438
7/31/2003                                         7,432             11,092
8/31/2003                                         8,140             11,650
9/30/2003                                         7,612             11,324
10/31/2003                                        8,920             12,303
11/30/2003                                        8,976             12,371
12/31/2003                                        9,455             12,750
1/31/2004                                         9,738             12,969
2/29/2004                                         9,420             12,772
3/31/2004                                         8,946             12,494
4/30/2004                                         8,459             12,172
5/31/2004                                         9,233             12,736
6/30/2004                                         9,803             13,174
7/31/2004                                         8,280             12,164
8/31/2004                                         7,862             11,888
9/30/2004                                         8,329             12,271
10/31/2004                                        9,166             12,914
11/30/2004                                       10,200             13,650
12/31/2004                                       10,798             14,081

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (10/01/01)
--------------------------------------------------------------------------------
VELOCITY 100 FUND                                     14.21%             2.39%

NASDAQ 100 INDEX                                      10.43%            11.11%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                           VELOCITY 100 FUND   NASDAQ 100 INDEX
                                           -----------------   ----------------
EQUITY INDEX SWAP AGREEMENTS                     93.2%
FUTURES CONTRACTS                                32.3%
HEALTH CARE                                       9.1%               12.9%
CONSUMER DISCRETIONARY                           14.8%               16.8%
INFORMATION TECHNOLOGY                           42.7%               58.4%
OTHER                                             7.8%                5.7%
INDUSTRIALS                                                           6.2%


"HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)" EXCLUDES ANY TEMPORARY CASH INVESTMENTS.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Microsoft Corp.                                   5.5%
Qualcomm, Inc.                                    4.6%
eBay, Inc.                                        3.2%
Intel Corp.                                       2.9%
Cisco Systems, Inc.                               2.5%
Nextel Communications, Inc. - Class A             2.3%
Dell, Inc.                                        2.1%
Amgen, Inc.                                       2.1%
Apple Computer, Inc.                              2.0%
Starbucks Corp.                                   1.9%
------------------------------------------------------
Top Ten Total                                    29.1%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MEDIUS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index.

Inception: October 1, 2001

In the four previous years, mid-cap stocks outperformed large-cap stocks, and 2004 provided more of the same. The S&P MidCap 400 Index gained 16.48% in 2004, easily outdistancing larger-cap indices such as the S&P 500 Index. Strong earnings growth and a steadily growing economy contributed to mid-caps' performance. Rydex Medius Fund returned 22.14% for the year. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of 150% of the daily price performance of the S&P MidCap 400 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                              MEDIUS FUND      S&P 400 INDEX
----                                              -----------      -------------
10/1/2001                                            10,000           10,000
10/31/2001                                           10,848           10,633
11/30/2001                                           11,920           11,424
12/31/2001                                           12,667           12,015
1/31/2002                                            12,569           11,952
2/28/2002                                            12,618           11,967
3/31/2002                                            13,876           12,822
4/30/2002                                            13,860           12,762
5/31/2002                                            13,519           12,547
6/30/2002                                            12,017           11,629
7/31/2002                                            10,374           10,502
8/31/2002                                            10,297           10,555
9/30/2002                                             8,973            9,705
10/31/2002                                            9,512           10,125
11/30/2002                                           10,315           10,711
12/31/2002                                            9,571           10,271
1/31/2003                                             9,157            9,971
2/28/2003                                             8,806            9,733
3/31/2003                                             8,823            9,815
4/30/2003                                             9,749           10,528
5/31/2003                                            11,074           11,401
6/30/2003                                            11,241           11,546
7/31/2003                                            11,769           11,956
8/31/2003                                            12,539           12,498
9/30/2003                                            12,297           12,306
10/31/2003                                           13,659           13,237
11/30/2003                                           14,316           13,698
12/31/2003                                           14,589           13,929
1/31/2004                                            15,049           14,231
2/29/2004                                            15,551           14,573
3/31/2004                                            15,651           14,635
4/30/2004                                            14,831           14,155
5/31/2004                                            15,197           14,448
6/30/2004                                            15,704           14,777
7/31/2004                                            14,530           14,087
8/31/2004                                            14,418           14,051
9/30/2004                                            15,063           14,467
10/31/2004                                           15,466           14,698
11/30/2004                                           16,865           15,573
12/31/2004                                           17,820           16,225

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (10/01/01)
--------------------------------------------------------------------------------
MEDIUS FUND                                           22.14%            19.46%

S&P MIDCAP 400 INDEX                                  16.48%            16.06%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                             MEDIUS FUND    S&P MIDCAP 400 INDEX
                                             -----------    --------------------
OTHER                                           8.1%                5.2%
CONSUMER DISCRETIONARY                         14.6%               19.4%
FINANCIALS                                     14.8%               18.7%
INFORMATION TECHNOLOGY                         11.5%               14.4%
INDUSTRIALS                                    10.0%               12.8%
HEALTH CARE                                     8.4%               10.6%
UTILITIES                                       5.3%                6.9%
ENERGY                                          5.1%                6.7%
MATERIALS                                       0.0%                5.3%
FUTURES CONTRACTS                              25.5%                0.0%
EQUITY INDEX SWAP AGREEMENTS                   43.1%                0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Washington Post - Class B                         1.1%
Legg Mason, Inc.                                  1.1%
Lyondell Chemical Co.                             1.0%
Weatherford International Ltd.                    1.0%
Banknorth Group, Inc.                             0.9%
Toll Brothers, Inc.                               0.9%
Murphy Oil Corp.                                  0.9%
Barr Pharmaceuticals, Inc.                        0.9%
New York Community Bancorp, Inc.                  0.9%
Tyson Foods, Inc. - Class A                       0.9%
------------------------------------------------------
Top Ten Total                                     9.6%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

Inception: May 3, 2004

Mid-caps performed well during the period. Rydex Inverse Mid-Cap Fund, which seeks to provide investment results that inversely correspond to that of the S&P MidCap 400 Index, declined--which is what it is designed to do when the value of the underlying index increases. The Fund's benchmark returned 13.58% during the period, while Rydex Inverse Mid-Cap Fund returned -11.94%. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than 0.99 to its benchmark of -100% the daily price performance of the S&P MidCap 400 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                             INVERSE MID-CAP FUND     S&P MIDCAP 400 INDEX
----                             --------------------     --------------------
5/3/2004                               10,000                  10,000
5/4/2004                                9,988                  10,024
5/5/2004                                9,922                  10,074
5/6/2004                               10,042                   9,955
5/7/2004                               10,258                   9,742
5/8/2004                               10,258                   9,742
5/9/2004                               10,258                   9,742
5/10/2004                              10,436                   9,577
5/11/2004                              10,282                   9,703
5/12/2004                              10,308                   9,677
5/13/2004                              10,298                   9,690
5/14/2004                              10,338                   9,660
5/15/2004                              10,338                   9,660
5/16/2004                              10,338                   9,660
5/17/2004                              10,450                   9,547
5/18/2004                              10,356                   9,634
5/19/2004                              10,380                   9,608
5/20/2004                              10,378                   9,612
5/21/2004                              10,320                   9,660
5/22/2004                              10,320                   9,660
5/23/2004                              10,320                   9,660
5/24/2004                              10,212                   9,760
5/25/2004                              10,018                   9,948
5/26/2004                               9,962                  10,008
5/27/2004                               9,916                  10,063
5/28/2004                               9,866                  10,114
5/29/2004                               9,866                  10,114
5/30/2004                               9,866                  10,114
5/31/2004                               9,866                  10,114
6/1/2004                                9,822                  10,146
6/2/2004                                9,838                  10,146
6/3/2004                                9,972                  10,004
6/4/2004                                9,894                  10,075
6/5/2004                                9,894                  10,075
6/6/2004                                9,894                  10,075
6/7/2004                                9,738                  10,246
6/8/2004                                9,746                  10,228
6/9/2004                                9,874                  10,103
6/10/2004                               9,830                  10,129
6/11/2004                               9,830                  10,129
6/12/2004                               9,830                  10,129
6/13/2004                               9,830                  10,129
6/14/2004                               9,970                   9,986
6/15/2004                               9,830                  10,111
6/16/2004                               9,832                  10,129
6/17/2004                               9,828                  10,122
6/18/2004                               9,864                  10,123
6/19/2004                               9,864                  10,123
6/20/2004                               9,864                  10,123
6/21/2004                               9,864                  10,096
6/22/2004                               9,798                  10,153
6/23/2004                               9,712                  10,244
6/24/2004                               9,740                  10,228
6/25/2004                               9,686                  10,274
6/26/2004                               9,686                  10,274
6/27/2004                               9,686                  10,274
6/28/2004                               9,746                  10,221
6/29/2004                               9,714                  10,252
6/30/2004                               9,636                  10,344
7/1/2004                                9,760                  10,215
7/2/2004                                9,768                  10,193
7/3/2004                                9,768                  10,193
7/4/2004                                9,768                  10,193
7/5/2004                                9,768                  10,193
7/6/2004                                9,898                  10,053
7/7/2004                                9,880                  10,083
7/8/2004                               10,002                   9,960
7/9/2004                                9,936                  10,009
7/10/2004                               9,936                  10,009
7/11/2004                               9,936                  10,009
7/12/2004                               9,988                   9,983
7/13/2004                               9,978                   9,993
7/14/2004                              10,012                   9,960
7/15/2004                               9,954                  10,012
7/16/2004                              10,012                   9,942
7/17/2004                              10,012                   9,942
7/18/2004                              10,012                   9,942
7/19/2004                              10,020                   9,952
7/20/2004                               9,888                  10,070
7/21/2004                              10,096                   9,864
7/22/2004                              10,104                   9,845
7/23/2004                              10,240                   9,730
7/24/2004                              10,240                   9,730
7/25/2004                              10,240                   9,730
7/26/2004                              10,332                   9,646
7/27/2004                              10,186                   9,776
7/28/2004                              10,240                   9,726
7/29/2004                              10,094                   9,853
7/30/2004                              10,102                   9,861
7/31/2004                              10,102                   9,861
8/1/2004                               10,102                   9,861
8/2/2004                               10,076                   9,877
8/3/2004                               10,204                   9,770
8/4/2004                               10,234                   9,737
8/5/2004                               10,416                   9,554
8/6/2004                               10,600                   9,399
8/7/2004                               10,600                   9,399
8/8/2004                               10,600                   9,399
8/9/2004                               10,588                   9,414
8/10/2004                              10,408                   9,567
8/11/2004                              10,480                   9,507
8/12/2004                              10,630                   9,375
8/13/2004                              10,630                   9,368
8/14/2004                              10,630                   9,368
8/15/2004                              10,630                   9,368
8/16/2004                              10,456                   9,523
8/17/2004                              10,404                   9,567
8/18/2004                              10,252                   9,707
8/19/2004                              10,330                   9,642
8/20/2004                              10,190                   9,770
8/21/2004                              10,190                   9,770
8/22/2004                              10,190                   9,770
8/23/2004                              10,246                   9,716
8/24/2004                              10,234                   9,731
8/25/2004                              10,128                   9,822
8/26/2004                              10,136                   9,826
8/27/2004                              10,082                   9,874
8/28/2004                              10,082                   9,874
8/29/2004                              10,082                   9,874
8/30/2004                              10,200                   9,761
8/31/2004                              10,122                   9,836
9/1/2004                               10,042                   9,917
9/2/2004                                9,952                  10,006
9/3/2004                               10,002                   9,959
9/4/2004                               10,002                   9,959
9/5/2004                               10,002                   9,959
9/6/2004                               10,002                   9,959
9/7/2004                                9,928                  10,034
9/8/2004                               10,024                   9,940
9/9/2004                                9,950                  10,010
9/10/2004                               9,910                  10,051
9/11/2004                               9,910                  10,051
9/12/2004                               9,910                  10,051
9/13/2004                               9,848                  10,114
9/14/2004                               9,870                  10,090
9/15/2004                               9,926                  10,036
9/16/2004                               9,858                  10,106
9/17/2004                               9,864                  10,105
9/18/2004                               9,864                  10,105
9/19/2004                               9,864                  10,105
9/20/2004                               9,906                  10,059
9/21/2004                               9,822                  10,143
9/22/2004                               9,946                  10,020
9/23/2004                               9,970                   9,989
9/24/2004                               9,926                  10,044
9/25/2004                               9,926                  10,044
9/26/2004                               9,926                  10,044
9/27/2004                              10,014                   9,946
9/28/2004                               9,946                  10,015
9/29/2004                               9,906                  10,055
9/30/2004                               9,842                  10,127
10/1/2004                               9,694                  10,274
10/2/2004                               9,694                  10,274
10/3/2004                               9,694                  10,274
10/4/2004                               9,666                  10,306
10/5/2004                               9,694                  10,280
10/6/2004                               9,632                  10,346
10/7/2004                               9,752                  10,217
10/8/2004                               9,824                  10,146
10/9/2004                               9,824                  10,146
10/10/2004                              9,824                  10,146
10/11/2004                              9,812                  10,148
10/12/2004                              9,854                  10,117
10/13/2004                              9,934                  10,032
10/14/2004                             10,002                   9,957
10/15/2004                              9,962                   9,996
10/16/2004                              9,962                   9,996
10/17/2004                              9,962                   9,996
10/18/2004                              9,914                  10,045
10/19/2004                              9,986                   9,972
10/20/2004                              9,938                  10,017
10/21/2004                              9,848                  10,113
10/22/2004                              9,940                  10,022
10/23/2004                              9,940                  10,022
10/24/2004                              9,940                  10,022
10/25/2004                              9,910                  10,051
10/26/2004                              9,826                  10,121
10/27/2004                              9,690                  10,277
10/28/2004                              9,704                  10,266
10/29/2004                              9,688                  10,289
10/30/2004                              9,688                  10,289
10/31/2004                              9,688                  10,289
11/1/2004                               9,688                  10,290
11/2/2004                               9,700                  10,277
11/3/2004                               9,564                  10,417
11/4/2004                               9,428                  10,567
11/5/2004                               9,404                  10,595
11/6/2004                               9,404                  10,595
11/7/2004                               9,404                  10,595
11/8/2004                               9,436                  10,558
11/9/2004                               9,406                  10,595
11/10/2004                              9,384                  10,622
11/11/2004                              9,296                  10,724
11/12/2004                              9,192                  10,845
11/13/2004                              9,192                  10,845
11/14/2004                              9,192                  10,845
11/15/2004                              9,200                  10,836
11/16/2004                              9,258                  10,771
11/17/2004                              9,180                  10,860
11/18/2004                              9,190                  10,853
11/19/2004                              9,298                  10,726
11/20/2004                              9,298                  10,726
11/21/2004                              9,298                  10,726
11/22/2004                              9,224                  10,808
11/23/2004                              9,188                  10,852
11/24/2004                              9,108                  10,946
11/25/2004                              9,108                  10,946
11/26/2004                              9,106                  10,955
11/27/2004                              9,106                  10,955
11/28/2004                              9,106                  10,955
11/29/2004                              9,128                  10,932
11/30/2004                              9,152                  10,902
12/1/2004                               9,032                  11,046
12/2/2004                               9,070                  11,002
12/3/2004                               9,050                  11,032
12/4/2004                               9,050                  11,032
12/5/2004                               9,050                  11,032
12/6/2004                               9,076                  11,000
12/7/2004                               9,200                  10,846
12/8/2004                               9,142                  10,913
12/9/2004                               9,108                  10,961
12/10/2004                              9,098                  10,975
12/11/2004                              9,098                  10,975
12/12/2004                              9,098                  10,975
12/13/2004                              9,032                  11,053
12/14/2004                              8,946                  11,156
12/15/2004                              8,896                  11,226
12/16/2004                              8,950                  11,158
12/17/2004                              8,958                  11,154
12/18/2004                              8,958                  11,154
12/19/2004                              8,958                  11,154
12/20/2004                              8,990                  11,103
12/21/2004                              8,900                  11,221
12/22/2004                              8,866                  11,258
12/23/2004                              8,860                  11,271
12/24/2004                              8,860                  11,271
12/25/2004                              8,860                  11,271
12/26/2004                              8,860                  11,271
12/27/2004                              8,924                  11,203
12/28/2004                              8,816                  11,341
12/29/2004                              8,800                  11,351
12/30/2004                              8,794                  11,378
12/31/2004                              8,806                  11,358

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
INVERSE MID-CAP FUND                                                   -11.94%

S&P MIDCAP 400 INDEX                                                    13.58%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                  INVERSE MID-CAP FUND      S&P MIDCAP 400 INDEX
                                  --------------------      --------------------
OTHER                                                               5.2%
CONSUMER DISCRETIONARY                                             19.4%
FINANCIALS                                                         18.7%
INFORMATION TECHNOLOGY                                             14.4%
INDUSTRIALS                                                        12.8%
HEALTH CARE                                                        10.6%
UTILITIES                                                           6.9%
ENERGY                                                              6.7%
MATERIALS                                                           5.3%
FUTURES CONTRACTS SHORT SALES            -55.4%
EQUITY INDEX SWAP AGREEMENTS             -46.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MEKROS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R).

Inception: October 1, 2001

Small-cap stocks outperformed both mid-cap and large-cap indices in 2004, riding the performance of the energy and materials sectors. The Russell 2000 Index, which returned 18.33% for the year, outperformed both mid-cap and large-cap indices, besting the S&P 500 Index, in eight of the 12 months. The Index also bested the performance of the S&P 500 Index across all sectors. Top performers in the Fund included Travelzoo (997%), Cheniere Energy (444%), WR Grace (430%) and Jupitermedia (423%). Rydex Mekros Fund returned 25.20% on the year. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than ..99 to its benchmark of 150% of the daily price performance of the Russell 2000 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                            MEKROS FUND   RUSSELL 2000 INDEX
----                                            -----------   ------------------
10/1/2001                                         10,000             10,000
10/31/2001                                        11,036             10,779
11/30/2001                                        12,112             11,613
12/31/2001                                        12,897             12,330
1/31/2002                                         12,711             12,202
2/28/2002                                         12,214             11,868
3/31/2002                                         13,709             12,821
4/30/2002                                         14,214             12,938
5/31/2002                                         13,067             12,364
6/30/2002                                         12,068             11,750
7/31/2002                                          9,482              9,976
8/31/2002                                          9,433              9,950
9/30/2002                                          8,387              9,236
10/31/2002                                         8,284              9,532
11/30/2002                                         9,079             10,382
12/31/2002                                         8,325              9,804
1/31/2003                                          7,862              9,533
2/28/2003                                          7,419              9,245
3/31/2003                                          7,464              9,364
4/30/2003                                          8,565             10,252
5/31/2003                                          9,977             11,352
6/30/2003                                         10,072             11,567
7/31/2003                                         10,950             12,280
8/31/2003                                         11,650             12,843
9/30/2003                                         11,240             12,606
10/31/2003                                        12,681             13,665
11/30/2003                                        13,281             14,150
12/31/2003                                        13,677             14,437
1/31/2004                                         14,582             15,064
2/29/2004                                         14,784             15,199
3/31/2004                                         14,922             15,341
4/30/2004                                         13,658             14,559
5/31/2004                                         13,948             14,791
6/30/2004                                         14,909             15,413
7/31/2004                                         13,401             14,376
8/31/2004                                         13,263             14,302
9/30/2004                                         14,172             14,973
10/31/2004                                        14,523             15,268
11/30/2004                                        16,395             16,592
12/31/2004                                        17,123             17,083

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (10/01/01)
--------------------------------------------------------------------------------
MEKROS FUND                                           25.20%            18.00%

RUSSELL 2000 INDEX                                    18.33%            17.92%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                              MEKROS FUND     RUSSELL 2000 INDEX
                                              -----------     ------------------
OTHER                                            10.4%               6.2%
FINANCIALS                                       12.8%
INFORMATION TECHNOLOGY                           10.7%              24.2%
CONSUMER DISCRETIONARY                            8.7%              10.4%
INDUSTRIALS                                       8.3%              15.8%
HEALTH CARE                                       7.4%              17.6%
CONSUMER STAPLES                                                    18.5%
ENERGY                                                               7.3%
FUTURES CONTRACTS                                46.5%
EQUITY INDEX SWAP AGREEMENTS                     45.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Taser International, Inc.                         0.3%
Goodyear Tire & Rubber Co.                        0.3%
F5 Networks, Inc.                                 0.3%
First Bancorp/Puerto Rico                         0.3%
Intuitive Surgical, Inc.                          0.3%
Allegheny Technologies, Inc.                      0.3%
East-West Bancorp, Inc.                           0.3%
Brocade Communications Systems, Inc.              0.3%
CACI International, Inc. - Class A                0.3%
Micros Systems, Inc.                              0.3%
------------------------------------------------------
Top Ten Total                                     3.0%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

--------------------------------------------------------------------------------

INVERSE SMALL-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R).

Inception: May 3, 2004

Small-caps were a bright spot during the reporting period. Because Rydex Inverse Small-Cap Fund seeks to provide investment results that inversely correspond to the small-cap Russell 2000 Index, the Fund had a negative return. The Fund performed the way it was designed to perform, returning -14.34% versus the Russell 2000 Index, which returned 16.15%. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of -100% the daily price performance of the Russell 2000 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                             INVERSE SMALL-CAP FUND       RUSSELL 2000 INDEX
----                             ----------------------       ------------------
5/3/2004                                 10,000                      10,000
5/4/2004                                  9,936                      10,073
5/5/2004                                  9,928                      10,081
5/6/2004                                 10,072                       9,959
5/7/2004                                 10,368                       9,702
5/8/2004                                 10,368                       9,702
5/9/2004                                 10,368                       9,702
5/10/2004                                10,572                       9,514
5/11/2004                                10,344                       9,704
5/12/2004                                10,338                       9,711
5/13/2004                                10,404                       9,680
5/14/2004                                10,480                       9,619
5/15/2004                                10,480                       9,619
5/16/2004                                10,480                       9,619
5/17/2004                                10,616                       9,470
5/18/2004                                10,468                       9,598
5/19/2004                                10,524                       9,569
5/20/2004                                10,514                       9,567
5/21/2004                                10,406                       9,656
5/22/2004                                10,406                       9,656
5/23/2004                                10,406                       9,656
5/24/2004                                10,278                       9,761
5/25/2004                                10,040                      10,003
5/26/2004                                 9,982                      10,046
5/27/2004                                 9,980                      10,061
5/28/2004                                 9,972                      10,056
5/29/2004                                 9,972                      10,056
5/30/2004                                 9,972                      10,056
5/31/2004                                 9,972                      10,056
6/1/2004                                  9,876                      10,131
6/2/2004                                  9,888                      10,150
6/3/2004                                 10,070                       9,954
6/4/2004                                  9,974                      10,048
6/5/2004                                  9,974                      10,048
6/6/2004                                  9,974                      10,048
6/7/2004                                  9,778                      10,245
6/8/2004                                  9,784                      10,228
6/9/2004                                  9,950                      10,064
6/10/2004                                 9,928                      10,074
6/11/2004                                 9,928                      10,074
6/12/2004                                 9,928                      10,074
6/13/2004                                 9,928                      10,074
6/14/2004                                10,128                       9,873
6/15/2004                                 9,920                      10,055
6/16/2004                                 9,898                      10,093
6/17/2004                                 9,900                      10,085
6/18/2004                                 9,890                      10,102
6/19/2004                                 9,890                      10,102
6/20/2004                                 9,890                      10,102
6/21/2004                                 9,914                      10,070
6/22/2004                                 9,848                      10,126
6/23/2004                                 9,702                      10,273
6/24/2004                                 9,738                      10,254
6/25/2004                                 9,574                      10,407
6/26/2004                                 9,574                      10,407
6/27/2004                                 9,574                      10,407
6/28/2004                                 9,634                      10,347
6/29/2004                                 9,570                      10,414
6/30/2004                                 9,528                      10,479
7/1/2004                                  9,666                      10,319
7/2/2004                                  9,674                      10,325
7/3/2004                                  9,674                      10,325
7/4/2004                                  9,674                      10,325
7/5/2004                                  9,674                      10,325
7/6/2004                                  9,830                      10,142
7/7/2004                                  9,842                      10,136
7/8/2004                                 10,046                       9,936
7/9/2004                                  9,984                       9,990
7/10/2004                                 9,984                       9,990
7/11/2004                                 9,984                       9,990
7/12/2004                                10,022                       9,963
7/13/2004                                10,010                       9,972
7/14/2004                                10,064                       9,920
7/15/2004                                10,028                       9,963
7/16/2004                                10,154                       9,845
7/17/2004                                10,154                       9,845
7/18/2004                                10,154                       9,845
7/19/2004                                10,142                       9,832
7/20/2004                                 9,974                       9,999
7/21/2004                                10,264                       9,723
7/22/2004                                10,296                       9,687
7/23/2004                                10,444                       9,557
7/24/2004                                10,444                       9,557
7/25/2004                                10,444                       9,557
7/26/2004                                10,554                       9,456
7/27/2004                                10,326                       9,653
7/28/2004                                10,386                       9,594
7/29/2004                                10,220                       9,748
7/30/2004                                10,210                       9,774
7/31/2004                                10,210                       9,774
8/1/2004                                 10,210                       9,774
8/2/2004                                 10,190                       9,786
8/3/2004                                 10,348                       9,639
8/4/2004                                 10,364                       9,622
8/5/2004                                 10,570                       9,440
8/6/2004                                 10,818                       9,215
8/7/2004                                 10,818                       9,215
8/8/2004                                 10,818                       9,215
8/9/2004                                 10,848                       9,193
8/10/2004                                10,600                       9,397
8/11/2004                                10,670                       9,341
8/12/2004                                10,856                       9,172
8/13/2004                                10,848                       9,178
8/14/2004                                10,848                       9,178
8/15/2004                                10,848                       9,178
8/16/2004                                10,630                       9,367
8/17/2004                                10,590                       9,402
8/18/2004                                10,356                       9,608
8/19/2004                                10,438                       9,535
8/20/2004                                10,244                       9,721
8/21/2004                                10,244                       9,721
8/22/2004                                10,244                       9,721
8/23/2004                                10,316                       9,642
8/24/2004                                10,292                       9,670
8/25/2004                                10,196                       9,761
8/26/2004                                10,252                       9,710
8/27/2004                                10,166                       9,789
8/28/2004                                10,166                       9,789
8/29/2004                                10,166                       9,789
8/30/2004                                10,296                       9,664
8/31/2004                                10,230                       9,724
9/1/2004                                 10,148                       9,805
9/2/2004                                 10,012                       9,935
9/3/2004                                 10,080                       9,872
9/4/2004                                 10,080                       9,872
9/5/2004                                 10,080                       9,872
9/6/2004                                 10,080                       9,872
9/7/2004                                  9,954                       9,991
9/8/2004                                 10,044                       9,901
9/9/2004                                  9,890                      10,050
9/10/2004                                 9,826                      10,116
9/11/2004                                 9,826                      10,116
9/12/2004                                 9,826                      10,116
9/13/2004                                 9,770                      10,174
9/14/2004                                 9,806                      10,137
9/15/2004                                 9,852                      10,094
9/16/2004                                 9,748                      10,201
9/17/2004                                 9,772                      10,177
9/18/2004                                 9,772                      10,177
9/19/2004                                 9,772                      10,177
9/20/2004                                 9,808                      10,134
9/21/2004                                 9,704                      10,244
9/22/2004                                 9,888                      10,049
9/23/2004                                 9,888                      10,048
9/24/2004                                 9,886                      10,051
9/25/2004                                 9,886                      10,051
9/26/2004                                 9,886                      10,051
9/27/2004                                10,018                       9,915
9/28/2004                                 9,884                      10,050
9/29/2004                                 9,790                      10,147
9/30/2004                                 9,760                      10,180
10/1/2004                                 9,554                      10,395
10/2/2004                                 9,554                      10,395
10/3/2004                                 9,554                      10,395
10/4/2004                                 9,486                      10,468
10/5/2004                                 9,514                      10,437
10/6/2004                                 9,424                      10,533
10/7/2004                                 9,590                      10,355
10/8/2004                                 9,706                      10,232
10/9/2004                                 9,706                      10,232
10/10/2004                                9,706                      10,232
10/11/2004                                9,672                      10,266
10/12/2004                                9,688                      10,251
10/13/2004                                9,812                      10,122
10/14/2004                                9,892                      10,041
10/15/2004                                9,808                      10,122
10/16/2004                                9,808                      10,122
10/17/2004                                9,808                      10,122
10/18/2004                                9,762                      10,168
10/19/2004                                9,864                      10,073
10/20/2004                                9,806                      10,135
10/21/2004                                9,692                      10,251
10/22/2004                                9,846                      10,093
10/23/2004                                9,846                      10,093
10/24/2004                                9,846                      10,093
10/25/2004                                9,776                      10,162
10/26/2004                                9,686                      10,268
10/27/2004                                9,520                      10,440
10/28/2004                                9,546                      10,413
10/29/2004                                9,576                      10,381
10/30/2004                                9,576                      10,381
10/31/2004                                9,576                      10,381
11/1/2004                                 9,524                      10,438
11/2/2004                                 9,554                      10,410
11/3/2004                                 9,390                      10,587
11/4/2004                                 9,280                      10,709
11/5/2004                                 9,242                      10,747
11/6/2004                                 9,242                      10,747
11/7/2004                                 9,242                      10,747
11/8/2004                                 9,284                      10,709
11/9/2004                                 9,212                      10,791
11/10/2004                                9,164                      10,846
11/11/2004                                9,064                      10,965
11/12/2004                                8,984                      11,066
11/13/2004                                8,984                      11,066
11/14/2004                                8,984                      11,066
11/15/2004                                8,958                      11,100
11/16/2004                                9,038                      10,994
11/17/2004                                8,964                      11,084
11/18/2004                                8,980                      11,068
11/19/2004                                9,102                      10,915
11/20/2004                                9,102                      10,915
11/21/2004                                9,102                      10,915
11/22/2004                                8,980                      11,059
11/23/2004                                8,942                      11,113
11/24/2004                                8,862                      11,202
11/25/2004                                8,862                      11,202
11/26/2004                                8,846                      11,233
11/27/2004                                8,846                      11,233
11/28/2004                                8,846                      11,233
11/29/2004                                8,802                      11,293
11/30/2004                                8,810                      11,281
12/1/2004                                 8,666                      11,458
12/2/2004                                 8,690                      11,437
12/3/2004                                 8,694                      11,432
12/4/2004                                 8,694                      11,432
12/5/2004                                 8,694                      11,432
12/6/2004                                 8,738                      11,376
12/7/2004                                 8,922                      11,135
12/8/2004                                 8,838                      11,236
12/9/2004                                 8,868                      11,202
12/10/2004                                8,826                      11,256
12/11/2004                                8,826                      11,256
12/12/2004                                8,826                      11,256
12/13/2004                                8,744                      11,361
12/14/2004                                8,670                      11,460
12/15/2004                                8,604                      11,551
12/16/2004                                8,688                      11,438
12/17/2004                                8,700                      11,435
12/18/2004                                8,700                      11,435
12/19/2004                                8,700                      11,435
12/20/2004                                8,748                      11,364
12/21/2004                                8,634                      11,511
12/22/2004                                8,606                      11,552
12/23/2004                                8,596                      11,568
12/24/2004                                8,596                      11,568
12/25/2004                                8,596                      11,568
12/26/2004                                8,596                      11,568
12/27/2004                                8,666                      11,478
12/28/2004                                8,528                      11,661
12/29/2004                                8,540                      11,645
12/30/2004                                8,544                      11,641
12/31/2004                                8,564                      11,615

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND                                                 -14.34%

RUSSELL 2000 INDEX                                                      16.15%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                   INVERSE SMALL-CAP FUND     RUSSELL 2000 INDEX
                                   ----------------------     ------------------
OTHER                                                                6.2%
INFORMATION TECHNOLOGY                                              24.2%
CONSUMER STAPLES                                                    18.5%
HEALTH CARE                                                         17.6%
INDUSTRIALS                                                         15.8%
CONSUMER DISCRETIONARY                                              10.4%
ENERGY                                                               7.3%
FUTURES CONTRACTS SHORT SALES              -15.0%
EQUITY INDEX SWAP AGREEMENTS               -84.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Lehman Long Treasury Bond Index.

Inception: August 18, 1997

The year began with the specter of rising interest rates, an event that didn't take place until late June, when the Federal Reserve initiated the first of its five Fed fund rate hikes of 25 basis points, bringing the rate up to 2.25%. The Long Bond began the year with a 5.19% yield and ended the year at 4.82%, bouncing around for much of the year. Rydex U.S. Government Bond Fund, which invests in the current 30-year Treasury Bond and Treasury Bond futures, returned 8.42%. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of 120% of the daily price performance of the current U.S. Treasury Long Bond. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: AUGUST 18, 1997 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]


              U.S. GOVERNMENT           LEHMAN LONG               U.S. TREASURY
DATE             BOND FUND           TREASURY BOND INDEX         LONG BOND INDEX
----             ---------           -------------------         ---------------
 8/18/1997        10,000                   10,000                    10,000
 9/30/1997        10,177                   10,202                    10,147
12/31/1997        10,985                   10,865                    10,749
 3/31/1998        11,022                   11,029                    10,733
 6/30/1998        11,626                   11,544                    11,211
 9/30/1998        12,797                   12,454                    12,238
12/31/1998        12,397                   12,334                    11,946
 3/31/1999        11,211                   11,806                    10,886
 6/30/1999        10,632                   11,513                    10,335
 9/30/1999        10,407                   11,498                    10,100
12/31/1999         9,859                   11,256                     9,539
 3/31/2000        10,833                   12,163                    10,228
 6/30/2000        10,812                   12,283                    10,139
 9/30/2000        10,955                   12,624                    10,165
12/31/2000        11,850                   13,537                    10,788
 3/31/2001        11,803                   13,723                    10,652
 6/30/2001        11,370                   13,482                    10,189
 9/30/2001        12,093                   14,389                    10,705
12/31/2001        11,860                   14,107                    10,613
 3/31/2002        11,307                   13,872                    10,112
 6/30/2002        12,131                   14,703                    10,559
 9/30/2002        14,257                   16,477                    11,959
12/31/2002        14,068                   16,476                    11,741
 3/31/2003        14,144                   16,704                    11,678
 6/30/2003        15,066                   17,551                    12,152
 9/30/2003        14,359                   17,081                    11,586
12/31/2003        13,978                   16,885                    11,232
 3/31/2004        14,900                   17,782                    11,735
 6/30/2004        13,671                   16,855                    10,889
 9/30/2004        14,836                   17,927                    11,535
12/31/2004        15,155                   18,186                    11,652


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                             ONE           FIVE       INCEPTION
                                            YEAR           YEAR       (08/18/97)
--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND                   8.42%          8.98%         5.80%

PRICE MOVEMENT OF LONG TREASURY BOND        3.74%          4.08%         2.10%

LEHMAN LONG TREASURY BOND INDEX             7.70%         10.07%         8.45%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                       U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                        33.5%
FUTURES CONTRACTS                                                84.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

--------------------------------------------------------------------------------

JUNO FUND

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S.Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Lehman Long Treasury Bond Index.

Inception: May 1, 2003

The Federal Reserve maintained its accommodative monetary policy during the first half of 2004, but the Long Bond yield moved higher during those months, anticipating the Fed funds rate increases that would follow. From a historic low of 1.0%, the Fed increased rates five times in the second half of 2004, bringing the rate to 2.25% at year-end. However, the Long Bond yield ended the year at 4.82%, below its yield of 5.19% on January 1, in reaction to a slowing economy and low inflation. Mid-year, the Bond price began to rise and the yield trended lower.

Rydex Juno Fund establishes short positions in both U.S. Treasury bonds, bond futures contracts, and purchases call options on U.S. Treasury bond futures contracts traded on the Chicago Board of Trade. The Fund ended the year at -10.67%, due in large part to its usual negative cost of carry and unusually low money market rates. For the year ended December 31, 2004, the fund achieved a daily correlation of more than .97 to its benchmark of -100% of the daily price performance of the current U.S. Treasury Long Bond. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 1, 2003 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               LEHMAN LONG TREASURY         U.S. TREASURY
DATE            JUNO FUND           BOND INDEX             LONG BOND INDEX
----            ---------           ----------             ---------------
  5/1/2003       10,000              10,000                    10,000
 5/31/2003        9,296              10,562                    10,635
 6/30/2003        9,448              10,401                    10,337
 7/31/2003       10,728               9,471                     9,145
 8/31/2003       10,540               9,622                     9,372
 9/30/2003        9,816              10,122                     9,856
10/31/2003       10,184               9,841                     9,492
11/30/2003       10,100               9,888                     9,489
12/31/2003        9,928              10,006                     9,555
 1/31/2004        9,676              10,178                     9,721
 2/29/2004        9,384              10,380                     9,894
 3/31/2004        9,184              10,538                     9,983
 4/30/2004        9,828               9,947                     9,276
 5/31/2004        9,864               9,898                     9,201
 6/30/2004        9,732               9,989                     9,263
 7/31/2004        9,540              10,158                     9,397
 8/31/2004        9,120              10,534                     9,765
 9/30/2004        9,043              10,624                     9,813
10/31/2004        8,877              10,780                     9,957
11/30/2004        9,144              10,540                     9,647
12/31/2004        8,869              10,777                     9,912


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                      YEAR            (05/01/03)
--------------------------------------------------------------------------------
JUNO FUND                                            -10.67%            -6.94%

PRICE MOVEMENT OF LONG TREASURY BOND                   3.74%            -0.53%

LEHMAN LONG TREASURY BOND INDEX                        7.70%             4.59%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                                       JUNO FUND
                                                                      ----------
U.S. TREASURY OBLIGATIONS SHORT SALES                                    -70.0%
FUTURES CONTRACTS SHORT SALES                                            -30.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in short sales of long-term Treasury Bonds and derivative instruments, such as futures and option contracts.

                                              See Notes to Financial Statements.


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(sm).

Inception: October 1, 2001

For the second consecutive year, European markets bested both U.S. and Japanese markets. Although the Dow Jones STOXX 50 Index returned 4.30%, short of the S&P 500 Index's gain of 10.89%, the euro's appreciation versus the dollar helped Rydex Large-Cap Europe Fund to a gain of 16.15% for the year. Utilities and energy were the best-performing sectors in the STOXX 50 Index, while semiconductors underperformed. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than 0.98 to its benchmark of 125% the daily price performance of the Dow Jones STOXX 50 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                            LARGE-CAP EUROPE FUND   DOW JONES STOXX 50 INDEX
----                            ---------------------   ------------------------
10/1/2001                              10,000                    10,000
10/31/2001                             10,524                    10,685
11/30/2001                             10,920                    11,010
12/31/2001                             11,204                    11,428
1/31/2002                              10,444                    11,050
2/28/2002                              10,236                    10,951
3/31/2002                              10,808                    11,392
4/30/2002                              10,620                    10,821
5/31/2002                              10,476                    10,352
6/30/2002                              10,052                     9,437
7/31/2002                               8,812                     8,438
8/31/2002                               8,524                     8,353
9/30/2002                               7,151                     7,137
10/31/2002                              7,933                     7,896
11/30/2002                              8,373                     8,209
12/31/2002                              8,027                     7,423
1/31/2003                               7,505                     6,899
2/28/2003                               7,151                     6,676
3/31/2003                               7,011                     6,471
4/30/2003                               8,159                     7,148
5/31/2003                               8,755                     7,139
6/30/2003                               8,932                     7,385
7/31/2003                               8,870                     7,628
8/31/2003                               8,915                     7,645
9/30/2003                               9,109                     7,359
10/31/2003                              9,758                     7,824
11/30/2003                             10,314                     7,914
12/31/2003                             11,485                     8,202
1/31/2004                              11,475                     8,313
2/29/2004                              11,751                     8,474
3/31/2004                              11,174                     8,211
4/30/2004                              10,872                     8,348
5/31/2004                              11,088                     8,230
6/30/2004                              11,199                     8,286
7/31/2004                              10,797                     8,171
8/31/2004                              10,918                     8,078
9/30/2004                              11,452                     8,227
10/31/2004                             11,931                     8,300
11/30/2004                             12,700                     8,440
12/31/2004                             13,340                     8,555

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE             INCEPTION
                                                       YEAR           (10/01/01)
--------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND                                 16.15%             9.27%

DOW JONES STOXX 50 INDEX                               4.30%            -4.69%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                LARGE-CAP EUROPE FUND   DOW JONES STOXX 50 INDEX
                                ---------------------   ------------------------
OTHER                                                            10.2%
FINANCIAL                                                        36.4%
CONSUMER, NON-CYCLICAL                                           20.4%
ENERGY                                                           17.8%
COMMUNICATIONS                                                   15.2%
FUTURES CONTRACTS                      122.9%
EQUITY INDEX SWAP AGREEMENTS             0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

--------------------------------------------------------------------------------

LARGE-CAP JAPAN FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

Inception: October 1, 2001

Japanese markets joined U.S. and European markets in rallying for the second consecutive year, with the Topix 100 Index gaining 6.76% for the year. Rydex Large-Cap Japan Fund advanced 10.33%, helped in part by the yen's 4.3% appreciation versus the dollar. The country's economy continued to improve slowly, helped by increased trade with China. Financial services led the top-performing sectors, while semiconductor stocks struggled during the period. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than 0.95 to its benchmark of 125% the daily price performance of the Topix 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2004

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                                      LARGE-CAP JAPAN FUND   TOPIX 100 INDEX
----                                      --------------------   ---------------
10/1/2001                                        10,000               10,000
10/31/2001                                        9,864               10,046
11/30/2001                                        9,760               10,150
12/31/2001                                        8,764               10,008
1/31/2002                                         7,856                9,337
2/28/2002                                         8,432                9,691
3/31/2002                                         9,348               10,509
4/30/2002                                         9,788               10,441
5/31/2002                                        10,344               10,701
6/30/2002                                         9,524                9,711
7/31/2002                                         8,704                9,056
8/31/2002                                         8,556                8,844
9/30/2002                                         7,854                8,604
10/31/2002                                        7,228                8,091
11/30/2002                                        7,537                8,460
12/31/2002                                        7,344                7,917
1/31/2003                                         6,939                7,661
2/28/2003                                         6,959                7,512
3/31/2003                                         6,477                7,134
4/30/2003                                         6,341                7,128
5/31/2003                                         6,786                7,505
6/30/2003                                         7,389                8,088
7/31/2003                                         7,878                8,491
8/31/2003                                         8,762                9,074
9/30/2003                                         9,184                9,085
10/31/2003                                        9,613                9,238
11/30/2003                                        9,324                8,984
12/31/2003                                       10,107                9,359
1/31/2004                                        10,147                9,391
2/29/2004                                        10,191                9,672
3/31/2004                                        11,709               10,332
4/30/2004                                        10,597               10,375
5/31/2004                                        10,380                9,992
6/30/2004                                        10,995               10,256
7/31/2004                                         9,967                9,897
8/31/2004                                        10,131                9,806
9/30/2004                                         9,685                9,524
10/31/2004                                        9,975                9,426
11/30/2004                                       10,412                9,533
12/31/2004                                       11,151                9,991

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE             INCEPTION
                                                       YEAR           (10/01/01)
--------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND                                  10.33%             3.41%

TOPIX 100 INDEX                                        6.76%            -0.03%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                LARGE-CAP JAPAN FUND         TOPIX 100 FUND
                                --------------------         --------------
OTHER                                                             4.8%
CONSUMER, CYCLICAL                                               26.9%
FINANCIAL                                                        21.9%
INDUSTRIAL                                                       14.6%
COMMUNICATIONS                                                   12.1%
CONSUMER, NON-CYCLICAL                                            8.0%
TECHNOLOGY                                                        6.1%
UTILITIES                                                         5.7%
FUTURES CONTRACTS                        6.9%
EQUITY INDEX SWAP AGREEMENTS           118.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

Inception: May 3, 2004

The Dow Jones Industrial Average Index was in a range for most of the year before rallying in the fourth quarter. The energy sector, consisting almost entirely of Exxon Mobil, was an outperformer for the year, while the health care and technology sectors struggled during the period.

McDonald's (31.5%), Exxon Mobil (28%), Eastman Kodak (27.9%) and Johnson & Johnson (25.2%) led the list of gainers. Merck (-27.8%), Intel (-22.3%), Pfizer (-22.3%) and General Motors (-21.5%) were the year's big losers. Because this Fund is long the Dow average, which underperformed other broad-market indices in the past year, the fund returned 8.65% since May 3, 2004, the Fund's inception, through December 31, 2004.For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of 200% the daily price performance of the Dow Jones Industrial Average Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                 LONG DYNAMIC DOW 30 FUND       DOW JONES INDUSTRIAL AVERAGE
----                 ------------------------       ----------------------------
5/3/2004                     10,000                         10,000
5/4/2004                     10,008                         10,003
5/5/2004                     10,000                          9,997
5/6/2004                      9,856                          9,932
5/7/2004                      9,624                          9,811
5/8/2004                      9,624                          9,811
5/9/2004                      9,624                          9,811
5/10/2004                     9,380                          9,688
5/11/2004                     9,436                          9,718
5/12/2004                     9,496                          9,750
5/13/2004                     9,428                          9,717
5/14/2004                     9,432                          9,721
5/15/2004                     9,432                          9,721
5/16/2004                     9,432                          9,721
5/17/2004                     9,228                          9,618
5/18/2004                     9,348                          9,679
5/19/2004                     9,304                          9,656
5/20/2004                     9,308                          9,656
5/21/2004                     9,360                          9,685
5/22/2004                     9,360                          9,685
5/23/2004                     9,360                          9,685
5/24/2004                     9,340                          9,677
5/25/2004                     9,640                          9,831
5/26/2004                     9,624                          9,824
5/27/2004                     9,804                          9,916
5/28/2004                     9,764                          9,900
5/29/2004                     9,764                          9,900
5/30/2004                     9,764                          9,900
5/31/2004                     9,764                          9,900
6/1/2004                      9,788                          9,914
6/2/2004                      9,908                          9,975
6/3/2004                      9,780                          9,910
6/4/2004                      9,864                          9,956
6/5/2004                      9,864                          9,956
6/6/2004                      9,864                          9,956
6/7/2004                     10,148                         10,100
6/8/2004                     10,228                         10,141
6/9/2004                     10,104                         10,079
6/10/2004                    10,184                         10,119
6/11/2004                    10,184                         10,119
6/12/2004                    10,184                         10,119
6/13/2004                    10,184                         10,119
6/14/2004                    10,048                         10,053
6/15/2004                    10,144                         10,097
6/16/2004                    10,140                         10,096
6/17/2004                    10,132                         10,094
6/18/2004                    10,204                         10,132
6/19/2004                    10,204                         10,132
6/20/2004                    10,204                         10,132
6/21/2004                    10,124                         10,088
6/22/2004                    10,172                         10,111
6/23/2004                    10,332                         10,194
6/24/2004                    10,264                         10,160
6/25/2004                    10,120                         10,090
6/26/2004                    10,120                         10,090
6/27/2004                    10,120                         10,090
6/28/2004                    10,088                         10,076
6/29/2004                    10,196                         10,131
6/30/2004                    10,244                         10,153
7/1/2004                     10,040                         10,057
7/2/2004                      9,936                         10,007
7/3/2004                      9,936                         10,007
7/4/2004                      9,936                         10,007
7/5/2004                      9,936                         10,007
7/6/2004                      9,820                          9,945
7/7/2004                      9,868                          9,970
7/8/2004                      9,728                          9,903
7/9/2004                      9,804                          9,944
7/10/2004                     9,804                          9,944
7/11/2004                     9,804                          9,944
7/12/2004                     9,848                          9,968
7/13/2004                     9,864                          9,977
7/14/2004                     9,784                          9,940
7/15/2004                     9,704                          9,895
7/16/2004                     9,664                          9,875
7/17/2004                     9,664                          9,875
7/18/2004                     9,664                          9,875
7/19/2004                     9,572                          9,831
7/20/2004                     9,676                          9,885
7/21/2004                     9,476                          9,786
7/22/2004                     9,484                          9,790
7/23/2004                     9,316                          9,704
7/24/2004                     9,316                          9,704
7/25/2004                     9,316                          9,704
7/26/2004                     9,316                          9,704
7/27/2004                     9,544                          9,824
7/28/2004                     9,604                          9,855
7/29/2004                     9,636                          9,870
7/30/2004                     9,648                          9,880
7/31/2004                     9,648                          9,880
8/1/2004                      9,648                          9,880
8/2/2004                      9,720                          9,919
8/3/2004                      9,608                          9,861
8/4/2004                      9,624                          9,869
8/5/2004                      9,308                          9,709
8/6/2004                      9,036                          9,567
8/7/2004                      9,036                          9,567
8/8/2004                      9,036                          9,567
8/9/2004                      9,036                          9,566
8/10/2004                     9,272                          9,693
8/11/2004                     9,280                          9,697
8/12/2004                     9,044                          9,576
8/13/2004                     9,064                          9,589
8/14/2004                     9,064                          9,589
8/15/2004                     9,064                          9,589
8/16/2004                     9,300                          9,715
8/17/2004                     9,336                          9,733
8/18/2004                     9,548                          9,848
8/19/2004                     9,464                          9,807
8/20/2004                     9,600                          9,874
8/21/2004                     9,600                          9,874
8/22/2004                     9,600                          9,874
8/23/2004                     9,532                          9,839
8/24/2004                     9,576                          9,864
8/25/2004                     9,736                          9,945
8/26/2004                     9,716                          9,937
8/27/2004                     9,764                          9,958
8/28/2004                     9,764                          9,958
8/29/2004                     9,764                          9,958
8/30/2004                     9,624                          9,887
8/31/2004                     9,712                          9,938
9/1/2004                      9,708                          9,936
9/2/2004                      9,948                         10,055
9/3/2004                      9,888                         10,026
9/4/2004                      9,888                         10,026
9/5/2004                      9,888                         10,026
9/6/2004                      9,888                         10,026
9/7/2004                     10,036                         10,106
9/8/2004                      9,976                         10,077
9/9/2004                      9,928                         10,054
9/10/2004                     9,960                         10,077
9/11/2004                     9,960                         10,077
9/12/2004                     9,960                         10,077
9/13/2004                     9,972                         10,086
9/14/2004                     9,988                         10,090
9/15/2004                     9,808                         10,005
9/16/2004                     9,832                         10,018
9/17/2004                     9,912                         10,057
9/18/2004                     9,912                         10,057
9/19/2004                     9,912                         10,057
9/20/2004                     9,748                          9,979
9/21/2004                     9,820                         10,018
9/22/2004                     9,548                          9,885
9/23/2004                     9,420                          9,818
9/24/2004                     9,432                          9,826
9/25/2004                     9,432                          9,826
9/26/2004                     9,432                          9,826
9/27/2004                     9,320                          9,769
9/28/2004                     9,488                          9,856
9/29/2004                     9,596                          9,913
9/30/2004                     9,488                          9,859
10/1/2004                     9,700                          9,969
10/2/2004                     9,700                          9,969
10/3/2004                     9,700                          9,969
10/4/2004                     9,744                          9,994
10/5/2004                     9,676                          9,956
10/6/2004                     9,796                         10,023
10/7/2004                     9,576                          9,911
10/8/2004                     9,444                          9,842
10/9/2004                     9,444                          9,842
10/10/2004                    9,444                          9,842
10/11/2004                    9,496                          9,869
10/12/2004                    9,480                          9,864
10/13/2004                    9,332                          9,791
10/14/2004                    9,144                          9,685
10/15/2004                    9,204                          9,723
10/16/2004                    9,204                          9,723
10/17/2004                    9,204                          9,723
10/18/2004                    9,248                          9,746
10/19/2004                    9,136                          9,688
10/20/2004                    9,116                          9,679
10/21/2004                    9,080                          9,662
10/22/2004                    8,884                          9,556
10/23/2004                    8,884                          9,556
10/24/2004                    8,884                          9,556
10/25/2004                    8,868                          9,548
10/26/2004                    9,112                          9,684
10/27/2004                    9,324                          9,795
10/28/2004                    9,332                          9,800
10/29/2004                    9,368                          9,823
10/30/2004                    9,368                          9,823
10/31/2004                    9,368                          9,823
11/1/2004                     9,416                          9,849
11/2/2004                     9,380                          9,831
11/3/2004                     9,572                          9,932
11/4/2004                     9,904                         10,109
11/5/2004                    10,048                         10,181
11/6/2004                    10,048                         10,181
11/7/2004                    10,048                         10,181
11/8/2004                    10,060                         10,186
11/9/2004                    10,064                         10,186
11/10/2004                   10,076                         10,191
11/11/2004                   10,240                         10,274
11/12/2004                   10,364                         10,344
11/13/2004                   10,364                         10,344
11/14/2004                   10,364                         10,344
11/15/2004                   10,384                         10,356
11/16/2004                   10,264                         10,294
11/17/2004                   10,424                         10,361
11/18/2004                   10,468                         10,384
11/19/2004                   10,236                         10,270
11/20/2004                   10,236                         10,270
11/21/2004                   10,236                         10,270
11/22/2004                   10,296                         10,302
11/23/2004                   10,304                         10,305
11/24/2004                   10,352                         10,307
11/25/2004                   10,352                         10,333
11/26/2004                   10,356                         10,335
11/27/2004                   10,356                         10,335
11/28/2004                   10,356                         10,335
11/29/2004                   10,264                         10,291
11/30/2004                   10,172                         10,244
12/1/2004                    10,488                         10,407
12/2/2004                    10,476                         10,402
12/3/2004                    10,488                         10,409
12/4/2004                    10,488                         10,409
12/5/2004                    10,488                         10,409
12/6/2004                    10,396                         10,365
12/7/2004                    10,188                         10,260
12/8/2004                    10,292                         10,315
12/9/2004                    10,408                         10,372
12/10/2004                   10,388                         10,363
12/11/2004                   10,388                         10,363
12/12/2004                   10,388                         10,363
12/13/2004                   10,572                         10,457
12/14/2004                   10,652                         10,494
12/15/2004                   10,680                         10,510
12/16/2004                   10,704                         10,524
12/17/2004                   10,600                         10,469
12/18/2004                   10,600                         10,469
12/19/2004                   10,600                         10,469
12/20/2004                   10,612                         10,481
12/21/2004                   10,804                         10,577
12/22/2004                   10,940                         10,639
12/23/2004                   10,968                         10,650
12/24/2004                   10,968                         10,650
12/25/2004                   10,968                         10,650
12/26/2004                   10,968                         10,650
12/27/2004                   10,860                         10,600
12/28/2004                   11,012                         10,677
12/29/2004                   10,960                         10,652
12/30/2004                   10,907                         10,624
12/31/2004                   10,865                         10,607

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND                                                 8.65%

DOW JONES INDUSTRIAL AVERAGE INDEX                                       6.07%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    LONG DYNAMIC          DOW JONES INDUSTRIAL
                                     DOW 30 FUND             AVERAGE INDEX
                                     -----------             -------------
OTHER                                   9.0%                      8.0%
INDUSTRIALS                            18.5%                     27.8%
CONSUMER STAPLES                        9.6%                     14.6%
FINANCIALS                              9.5%                     14.5%
INFORMATION TECHNOLOGY                  7.7%                     11.6%
CONSUMER DISCRETIONARY                  6.5%                      9.8%
HEALTH CARE                             5.6%                      8.3%
MATERIALS                                                         5.4%
FUTURES CONTRACTS                      65.7%
EQUITY INDEX SWAP AGREEMENTS           68.3%                      0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
United Technologies Corp.                         4.7%
International Business Machines Corp.             4.5%
Caterpillar, Inc.                                 4.4%
3M Co.                                            3.7%
American International Group, Inc.                3.0%
Johnson & Johnson                                 2.9%
Altria Group, Inc.                                2.8%
American Express Co.                              2.6%
Procter & Gamble Co.                              2.5%
Wal-Mart Stores, Inc.                             2.4%
------------------------------------------------------
Top Ten Total                                    33.5%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average Index.

Inception: May 3, 2004

The Dow Jones Industrial Average Index rose 6.07% since May 3, 2004. The Index was in a trading range for most of the year before rising strongly in the fourth quarter. The energy sector, consisting almost entirely of Exxon Mobil, was also an outperformer for the period, while the health care and technology sectors struggled.

McDonald's (31.5%), Exxon Mobil (28%), Eastman Kodak (27.9%) and Johnson & Johnson (25.2%) led the list of gainers. Merck (-27.8%), Intel (-22.3%), Pfizer (-22.3%) and General Motors (-21.5%) were the year's big losers. Striving to achieve 200% of the daily performance of the Dow proved advantageous, as the average disappointed. The Fund returned -11.47% for the period beginning May 3, 2004, the Fund's inception, through December 31, 2004. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of -200% the daily price performance of the Dow Jones Industrial Average Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE            INVERSE DYNAMIC DOW 30 FUND   DOW JONES INDUSTRIAL AVERAGE INDEX
----            ---------------------------   ----------------------------------
5/3/2004                  10,000                           10,000
5/4/2004                   9,992                           10,003
5/5/2004                   9,996                            9,997
5/6/2004                  10,138                            9,932
5/7/2004                  10,378                            9,811
5/8/2004                  10,378                            9,811
5/9/2004                  10,378                            9,811
5/10/2004                 10,658                            9,688
5/11/2004                 10,586                            9,718
5/12/2004                 10,512                            9,750
5/13/2004                 10,592                            9,717
5/14/2004                 10,590                            9,721
5/15/2004                 10,590                            9,721
5/16/2004                 10,590                            9,721
5/17/2004                 10,812                            9,618
5/18/2004                 10,666                            9,679
5/19/2004                 10,718                            9,656
5/20/2004                 10,714                            9,656
5/21/2004                 10,650                            9,685
5/22/2004                 10,650                            9,685
5/23/2004                 10,650                            9,685
5/24/2004                 10,672                            9,677
5/25/2004                 10,336                            9,831
5/26/2004                 10,348                            9,824
5/27/2004                 10,160                            9,916
5/28/2004                 10,192                            9,900
5/29/2004                 10,192                            9,900
5/30/2004                 10,192                            9,900
5/31/2004                 10,192                            9,900
6/1/2004                  10,164                            9,914
6/2/2004                  10,038                            9,975
6/3/2004                  10,172                            9,910
6/4/2004                  10,076                            9,956
6/5/2004                  10,076                            9,956
6/6/2004                  10,076                            9,956
6/7/2004                   9,790                           10,100
6/8/2004                   9,710                           10,141
6/9/2004                   9,828                           10,079
6/10/2004                  9,748                           10,119
6/11/2004                  9,748                           10,119
6/12/2004                  9,748                           10,119
6/13/2004                  9,748                           10,119
6/14/2004                  9,876                           10,053
6/15/2004                  9,786                           10,097
6/16/2004                  9,790                           10,096
6/17/2004                  9,794                           10,094
6/18/2004                  9,726                           10,132
6/19/2004                  9,726                           10,132
6/20/2004                  9,726                           10,132
6/21/2004                  9,804                           10,088
6/22/2004                  9,758                           10,111
6/23/2004                  9,602                           10,194
6/24/2004                  9,664                           10,160
6/25/2004                  9,800                           10,090
6/26/2004                  9,800                           10,090
6/27/2004                  9,800                           10,090
6/28/2004                  9,828                           10,076
6/29/2004                  9,714                           10,131
6/30/2004                  9,672                           10,153
7/1/2004                   9,860                           10,057
7/2/2004                   9,962                           10,007
7/3/2004                   9,962                           10,007
7/4/2004                   9,962                           10,007
7/5/2004                   9,962                           10,007
7/6/2004                  10,080                            9,945
7/7/2004                  10,030                            9,970
7/8/2004                  10,168                            9,903
7/9/2004                  10,084                            9,944
7/10/2004                 10,084                            9,944
7/11/2004                 10,084                            9,944
7/12/2004                 10,036                            9,968
7/13/2004                 10,018                            9,977
7/14/2004                 10,102                            9,940
7/15/2004                 10,180                            9,895
7/16/2004                 10,224                            9,875
7/17/2004                 10,224                            9,875
7/18/2004                 10,224                            9,875
7/19/2004                 10,320                            9,831
7/20/2004                 10,206                            9,885
7/21/2004                 10,416                            9,786
7/22/2004                 10,410                            9,790
7/23/2004                 10,594                            9,704
7/24/2004                 10,594                            9,704
7/25/2004                 10,594                            9,704
7/26/2004                 10,584                            9,704
7/27/2004                 10,330                            9,824
7/28/2004                 10,264                            9,855
7/29/2004                 10,232                            9,870
7/30/2004                 10,220                            9,880
7/31/2004                 10,220                            9,880
8/1/2004                  10,220                            9,880
8/2/2004                  10,138                            9,919
8/3/2004                  10,266                            9,861
8/4/2004                  10,248                            9,869
8/5/2004                  10,580                            9,709
8/6/2004                  10,894                            9,567
8/7/2004                  10,894                            9,567
8/8/2004                  10,894                            9,567
8/9/2004                  10,890                            9,566
8/10/2004                 10,608                            9,693
8/11/2004                 10,596                            9,697
8/12/2004                 10,860                            9,576
8/13/2004                 10,828                            9,589
8/14/2004                 10,828                            9,589
8/15/2004                 10,828                            9,589
8/16/2004                 10,548                            9,715
8/17/2004                 10,508                            9,733
8/18/2004                 10,262                            9,848
8/19/2004                 10,350                            9,807
8/20/2004                 10,204                            9,874
8/21/2004                 10,204                            9,874
8/22/2004                 10,204                            9,874
8/23/2004                 10,276                            9,839
8/24/2004                 10,232                            9,864
8/25/2004                 10,060                            9,945
8/26/2004                 10,080                            9,937
8/27/2004                 10,032                            9,958
8/28/2004                 10,032                            9,958
8/29/2004                 10,032                            9,958
8/30/2004                 10,176                            9,887
8/31/2004                 10,076                            9,938
9/1/2004                  10,082                            9,936
9/2/2004                   9,838                           10,055
9/3/2004                   9,900                           10,026
9/4/2004                   9,900                           10,026
9/5/2004                   9,900                           10,026
9/6/2004                   9,900                           10,026
9/7/2004                   9,744                           10,106
9/8/2004                   9,798                           10,077
9/9/2004                   9,844                           10,054
9/10/2004                  9,788                           10,077
9/11/2004                  9,788                           10,077
9/12/2004                  9,788                           10,077
9/13/2004                  9,772                           10,086
9/14/2004                  9,760                           10,090
9/15/2004                  9,932                           10,005
9/16/2004                  9,908                           10,018
9/17/2004                  9,830                           10,057
9/18/2004                  9,830                           10,057
9/19/2004                  9,830                           10,057
9/20/2004                  9,986                            9,979
9/21/2004                  9,906                           10,018
9/22/2004                 10,174                            9,885
9/23/2004                 10,308                            9,818
9/24/2004                 10,294                            9,826
9/25/2004                 10,294                            9,826
9/26/2004                 10,294                            9,826
9/27/2004                 10,412                            9,769
9/28/2004                 10,230                            9,856
9/29/2004                 10,116                            9,913
9/30/2004                 10,228                            9,859
10/1/2004                  9,996                            9,969
10/2/2004                  9,996                            9,969
10/3/2004                  9,996                            9,969
10/4/2004                  9,948                            9,994
10/5/2004                 10,024                            9,956
10/6/2004                  9,892                           10,023
10/7/2004                 10,116                            9,911
10/8/2004                 10,260                            9,842
10/9/2004                 10,260                            9,842
10/10/2004                10,260                            9,842
10/11/2004                10,202                            9,869
10/12/2004                10,216                            9,864
10/13/2004                10,370                            9,791
10/14/2004                10,592                            9,685
10/15/2004                10,516                            9,723
10/16/2004                10,516                            9,723
10/17/2004                10,516                            9,723
10/18/2004                10,466                            9,746
10/19/2004                10,590                            9,688
10/20/2004                10,612                            9,679
10/21/2004                10,654                            9,662
10/22/2004                10,886                            9,556
10/23/2004                10,886                            9,556
10/24/2004                10,886                            9,556
10/25/2004                10,906                            9,548
10/26/2004                10,602                            9,684
10/27/2004                10,356                            9,795
10/28/2004                10,346                            9,800
10/29/2004                10,302                            9,823
10/30/2004                10,302                            9,823
10/31/2004                10,302                            9,823
11/1/2004                 10,248                            9,849
11/2/2004                 10,288                            9,831
11/3/2004                 10,074                            9,932
11/4/2004                  9,714                           10,109
11/5/2004                  9,578                           10,181
11/6/2004                  9,578                           10,181
11/7/2004                  9,578                           10,181
11/8/2004                  9,566                           10,186
11/9/2004                  9,566                           10,186
11/10/2004                 9,552                           10,191
11/11/2004                 9,398                           10,274
11/12/2004                 9,282                           10,344
11/13/2004                 9,282                           10,344
11/14/2004                 9,282                           10,344
11/15/2004                 9,262                           10,356
11/16/2004                 9,372                           10,294
11/17/2004                 9,246                           10,361
11/18/2004                 9,204                           10,384
11/19/2004                 9,406                           10,270
11/20/2004                 9,406                           10,270
11/21/2004                 9,406                           10,270
11/22/2004                 9,350                           10,302
11/23/2004                 9,344                           10,305
11/24/2004                 9,298                           10,307
11/25/2004                 9,298                           10,333
11/26/2004                 9,296                           10,335
11/27/2004                 9,296                           10,335
11/28/2004                 9,296                           10,335
11/29/2004                 9,378                           10,291
11/30/2004                 9,462                           10,244
12/1/2004                  9,172                           10,407
12/2/2004                  9,182                           10,402
12/3/2004                  9,174                           10,409
12/4/2004                  9,174                           10,409
12/5/2004                  9,174                           10,409
12/6/2004                  9,250                           10,365
12/7/2004                  9,432                           10,260
12/8/2004                  9,342                           10,315
12/9/2004                  9,236                           10,372
12/10/2004                 9,254                           10,363
12/11/2004                 9,254                           10,363
12/12/2004                 9,254                           10,363
12/13/2004                 9,088                           10,457
12/14/2004                 9,016                           10,494
12/15/2004                 8,998                           10,510
12/16/2004                 8,982                           10,524
12/17/2004                 9,060                           10,469
12/18/2004                 9,060                           10,469
12/19/2004                 9,060                           10,469
12/20/2004                 9,054                           10,481
12/21/2004                 8,896                           10,577
12/22/2004                 8,786                           10,639
12/23/2004                 8,760                           10,650
12/24/2004                 8,760                           10,650
12/25/2004                 8,760                           10,650
12/26/2004                 8,760                           10,650
12/27/2004                 8,848                           10,600
12/28/2004                 8,726                           10,677
12/29/2004                 8,772                           10,652
12/30/2004                 8,814                           10,624
12/31/2004                 8,853                           10,607

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
INVERSE DYNAMIC DOW 30 FUND                                            -11.47%

DOW JONES INDUSTRIAL AVERAGE INDEX                                       6.07%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                   INVERSE DYNAMIC        DOW JONES INDUSTRIAL
                                     DOW 30 FUND             AVERAGE INDEX
                                     -----------             -------------
OTHER                                                             8.0%
INDUSTRIALS                                                      27.8%
CONSUMER STAPLES                                                 14.6%
FINANCIALS                                                       14.5%
INFORMATION TECHNOLOGY                                           11.6%
CONSUMER DISCRETIONARY                                            9.8%
HEALTH CARE                                                       8.3%
MATERIALS                                                         5.4%
FUTURES CONTRACTS                     -133.8%
EQUITY INDEX SWAP AGREEMENTS           -66.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The fund invests principally in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

                                              See Notes to Financial Statements.


22 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

Inception: May 3, 2004

There was a lot of good news for Rydex Small-Cap Value Fund during the reporting period, as small-caps outperformed the other market capitalizations and value outperformed growth. Rydex Small-Cap Value Fund returned 18.03% versus its benchmark, the S&P SmallCap 600/Barra Value Index, which returned 18.38%. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of the daily price performance of the S&P SmallCap 600/Barra Value Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                  SMALL-CAP VALUE FUND    S&P SMALLCAP 600/BARRA VALUE INDEX
----                  --------------------    ----------------------------------
5/3/2004                   10,000                         10,000
5/4/2004                   10,072                         10,076
5/5/2004                   10,064                         10,067
5/6/2004                    9,964                          9,966
5/7/2004                    9,708                          9,709
5/8/2004                    9,708                          9,709
5/9/2004                    9,708                          9,709
5/10/2004                   9,536                          9,534
5/11/2004                   9,692                          9,691
5/12/2004                   9,728                          9,727
5/13/2004                   9,664                          9,665
5/14/2004                   9,640                          9,640
5/15/2004                   9,640                          9,640
5/16/2004                   9,640                          9,640
5/17/2004                   9,496                          9,494
5/18/2004                   9,628                          9,632
5/19/2004                   9,604                          9,604
5/20/2004                   9,648                          9,652
5/21/2004                   9,712                          9,716
5/22/2004                   9,712                          9,716
5/23/2004                   9,712                          9,716
5/24/2004                   9,828                          9,833
5/25/2004                  10,060                         10,067
5/26/2004                  10,056                         10,063
5/27/2004                  10,056                         10,063
5/28/2004                  10,052                         10,063
5/29/2004                  10,052                         10,063
5/30/2004                  10,052                         10,063
5/31/2004                  10,052                         10,063
6/1/2004                   10,108                         10,117
6/2/2004                   10,124                         10,133
6/3/2004                    9,960                          9,968
6/4/2004                   10,020                         10,030
6/5/2004                   10,020                         10,030
6/6/2004                   10,020                         10,030
6/7/2004                   10,232                         10,241
6/8/2004                   10,236                         10,247
6/9/2004                   10,108                         10,115
6/10/2004                  10,132                         10,140
6/11/2004                  10,132                         10,140
6/12/2004                  10,132                         10,140
6/13/2004                  10,132                         10,140
6/14/2004                   9,960                          9,966
6/15/2004                  10,124                         10,134
6/16/2004                  10,172                         10,180
6/17/2004                  10,212                         10,220
6/18/2004                  10,244                         10,255
6/19/2004                  10,244                         10,255
6/20/2004                  10,244                         10,255
6/21/2004                  10,216                         10,228
6/22/2004                  10,256                         10,266
6/23/2004                  10,376                         10,391
6/24/2004                  10,344                         10,356
6/25/2004                  10,448                         10,462
6/26/2004                  10,448                         10,462
6/27/2004                  10,448                         10,462
6/28/2004                  10,424                         10,437
6/29/2004                  10,532                         10,540
6/30/2004                  10,596                         10,605
7/1/2004                   10,476                         10,480
7/2/2004                   10,500                         10,507
7/3/2004                   10,500                         10,507
7/4/2004                   10,500                         10,507
7/5/2004                   10,500                         10,507
7/6/2004                   10,356                         10,354
7/7/2004                   10,356                         10,363
7/8/2004                   10,188                         10,193
7/9/2004                   10,224                         10,233
7/10/2004                  10,224                         10,233
7/11/2004                  10,224                         10,233
7/12/2004                  10,216                         10,222
7/13/2004                  10,252                         10,259
7/14/2004                  10,204                         10,206
7/15/2004                  10,248                         10,249
7/16/2004                  10,188                         10,187
7/17/2004                  10,188                         10,187
7/18/2004                  10,188                         10,187
7/19/2004                  10,180                         10,174
7/20/2004                  10,320                         10,318
7/21/2004                  10,088                         10,083
7/22/2004                   9,996                          9,989
7/23/2004                   9,924                          9,919
7/24/2004                   9,924                          9,919
7/25/2004                   9,924                          9,919
7/26/2004                   9,856                          9,848
7/27/2004                  10,016                         10,013
7/28/2004                   9,960                          9,950
7/29/2004                  10,096                         10,084
7/30/2004                  10,100                         10,090
7/31/2004                  10,100                         10,090
8/1/2004                   10,100                         10,090
8/2/2004                   10,140                         10,132
8/3/2004                   10,012                         10,004
8/4/2004                   10,024                         10,012
8/5/2004                    9,852                          9,841
8/6/2004                    9,640                          9,627
8/7/2004                    9,640                          9,627
8/8/2004                    9,640                          9,627
8/9/2004                    9,644                          9,628
8/10/2004                   9,824                          9,809
8/11/2004                   9,808                          9,792
8/12/2004                   9,608                          9,595
8/13/2004                   9,620                          9,607
8/14/2004                   9,620                          9,607
8/15/2004                   9,620                          9,607
8/16/2004                   9,836                          9,824
8/17/2004                   9,856                          9,845
8/18/2004                  10,016                         10,002
8/19/2004                   9,960                          9,947
8/20/2004                  10,136                         10,130
8/21/2004                  10,136                         10,130
8/22/2004                  10,136                         10,130
8/23/2004                  10,032                         10,026
8/24/2004                  10,092                         10,086
8/25/2004                  10,132                         10,127
8/26/2004                  10,116                         10,108
8/27/2004                  10,188                         10,181
8/28/2004                  10,188                         10,181
8/29/2004                  10,188                         10,181
8/30/2004                  10,064                         10,055
8/31/2004                  10,120                         10,111
9/1/2004                   10,192                         10,184
9/2/2004                   10,344                         10,335
9/3/2004                   10,276                         10,270
9/4/2004                   10,276                         10,270
9/5/2004                   10,276                         10,270
9/6/2004                   10,276                         10,270
9/7/2004                   10,408                         10,402
9/8/2004                   10,316                         10,308
9/9/2004                   10,448                         10,438
9/10/2004                  10,492                         10,482
9/11/2004                  10,492                         10,482
9/12/2004                  10,492                         10,482
9/13/2004                  10,536                         10,528
9/14/2004                  10,476                         10,468
9/15/2004                  10,436                         10,425
9/16/2004                  10,548                         10,541
9/17/2004                  10,556                         10,547
9/18/2004                  10,556                         10,547
9/19/2004                  10,556                         10,547
9/20/2004                  10,496                         10,490
9/21/2004                  10,628                         10,619
9/22/2004                  10,444                         10,434
9/23/2004                  10,444                         10,437
9/24/2004                  10,440                         10,435
9/25/2004                  10,440                         10,435
9/26/2004                  10,440                         10,435
9/27/2004                  10,340                         10,337
9/28/2004                  10,452                         10,447
9/29/2004                  10,564                         10,559
9/30/2004                  10,600                         10,597
10/1/2004                  10,828                         10,829
10/2/2004                  10,828                         10,829
10/3/2004                  10,828                         10,829
10/4/2004                  10,888                         10,892
10/5/2004                  10,856                         10,859
10/6/2004                  10,964                         10,967
10/7/2004                  10,756                         10,762
10/8/2004                  10,660                         10,662
10/9/2004                  10,660                         10,662
10/10/2004                 10,660                         10,662
10/11/2004                 10,652                         10,657
10/12/2004                 10,672                         10,676
10/13/2004                 10,520                         10,522
10/14/2004                 10,392                         10,393
10/15/2004                 10,472                         10,478
10/16/2004                 10,472                         10,478
10/17/2004                 10,472                         10,478
10/18/2004                 10,476                         10,485
10/19/2004                 10,384                         10,391
10/20/2004                 10,404                         10,411
10/21/2004                 10,528                         10,538
10/22/2004                 10,348                         10,362
10/23/2004                 10,348                         10,362
10/24/2004                 10,348                         10,362
10/25/2004                 10,420                         10,431
10/26/2004                 10,592                         10,605
10/27/2004                 10,752                         10,762
10/28/2004                 10,700                         10,709
10/29/2004                 10,672                         10,679
10/30/2004                 10,672                         10,679
10/31/2004                 10,672                         10,679
11/1/2004                  10,744                         10,752
11/2/2004                  10,712                         10,718
11/3/2004                  10,888                         10,894
11/4/2004                  11,016                         11,022
11/5/2004                  11,040                         11,048
11/6/2004                  11,040                         11,048
11/7/2004                  11,040                         11,048
11/8/2004                  10,996                         11,005
11/9/2004                  11,076                         11,085
11/10/2004                 11,116                         11,125
11/11/2004                 11,236                         11,246
11/12/2004                 11,332                         11,345
11/13/2004                 11,332                         11,345
11/14/2004                 11,332                         11,345
11/15/2004                 11,360                         11,372
11/16/2004                 11,256                         11,272
11/17/2004                 11,364                         11,380
11/18/2004                 11,356                         11,371
11/19/2004                 11,236                         11,251
11/20/2004                 11,236                         11,251
11/21/2004                 11,236                         11,251
11/22/2004                 11,392                         11,409
11/23/2004                 11,444                         11,461
11/24/2004                 11,544                         11,565
11/25/2004                 11,544                         11,565
11/26/2004                 11,572                         11,593
11/27/2004                 11,572                         11,593
11/28/2004                 11,572                         11,593
11/29/2004                 11,644                         11,666
11/30/2004                 11,616                         11,638
12/1/2004                  11,792                         11,814
12/2/2004                  11,724                         11,743
12/3/2004                  11,708                         11,731
12/4/2004                  11,708                         11,731
12/5/2004                  11,708                         11,731
12/6/2004                  11,652                         11,675
12/7/2004                  11,408                         11,430
12/8/2004                  11,492                         11,514
12/9/2004                  11,484                         11,507
12/10/2004                 11,520                         11,546
12/11/2004                 11,520                         11,546
12/12/2004                 11,520                         11,546
12/13/2004                 11,604                         11,628
12/14/2004                 11,664                         11,690
12/15/2004                 11,772                         11,798
12/16/2004                 11,676                         11,697
12/17/2004                 11,680                         11,705
12/18/2004                 11,680                         11,705
12/19/2004                 11,680                         11,705
12/20/2004                 11,580                         11,609
12/21/2004                 11,724                         11,758
12/22/2004                 11,772                         11,804
12/23/2004                 11,760                         11,794
12/24/2004                 11,760                         11,794
12/25/2004                 11,760                         11,794
12/26/2004                 11,760                         11,794
12/27/2004                 11,640                         11,676
12/28/2004                 11,828                         11,864
12/29/2004                 11,816                         11,850
12/30/2004                 11,803                         11,839
12/31/2004                 11,803                         11,838

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                                                    18.03%

S&P SMALLCAP 600/BARRA VALUE INDEX                                      18.38%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                         S&P SMALLCAP 600/BARRA
                                SMALL-CAP VALUE FUND          VALUE INDEX
                                --------------------          -----------
OTHER                                    7.6%                     8.6%
INDUSTRIALS                             21.8%                    21.5%
FINANCIALS                              20.0%                    20.6%
CONSUMER DISCRETIONARY                  14.6%                    14.8%
INFORMATION TECHNOLOGY                  13.8%                    12.7%
HEALTH CARE                              7.8%                     7.9%
MATERIALS                                7.2%                     7.9%
UTILITIES                                6.7%                     6.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
MDC Holdings, Inc.                                1.0%
Yellow Roadway Corp.                              1.0%
Timken Co.                                        0.9%
South Financial Group, Inc.                       0.9%
Briggs & Stratton Corp.                           0.8%
Standard-Pacific Corp.                            0.8%
Hughes Supply, Inc.                               0.8%
Atmos Energy Corp.                                0.8%
UGI Corp.                                         0.8%
Shurgard Storage Centers,
 Inc. - Class A                                   0.8%
------------------------------------------------------
Top Ten Total                                     8.6%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

--------------------------------------------------------------------------------

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index.

Inception: May 3, 2004

Value outperformed growth during the period, and mid-caps performed relatively well. Boosted by the energy, utilities and materials sectors, Rydex Mid-Cap Value Fund returned 15.20%. Its benchmark, the S&P MidCap 400/Barra Value Index, returned 15.00% for the same period. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than .99 to its benchmark of the daily price performance of the S&P Midcap 400/Barra Value Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                       MID-CAP VALUE FUND   S&P MIDCAP 400/BARRA VALUE INDEX
----                       ------------------   --------------------------------
5/3/2004                          10,000                    10,000
5/4/2004                          10,024                    10,028
5/5/2004                          10,044                    10,048
5/6/2004                           9,948                     9,950
5/7/2004                           9,732                     9,731
5/8/2004                           9,732                     9,731
5/9/2004                           9,732                     9,731
5/10/2004                          9,568                     9,565
5/11/2004                          9,668                     9,668
5/12/2004                          9,656                     9,651
5/13/2004                          9,672                     9,670
5/14/2004                          9,672                     9,669
5/15/2004                          9,672                     9,669
5/16/2004                          9,672                     9,669
5/17/2004                          9,564                     9,560
5/18/2004                          9,624                     9,624
5/19/2004                          9,592                     9,594
5/20/2004                          9,616                     9,618
5/21/2004                          9,648                     9,653
5/22/2004                          9,648                     9,653
5/23/2004                          9,648                     9,653
5/24/2004                          9,760                     9,764
5/25/2004                          9,940                     9,946
5/26/2004                         10,008                    10,012
5/27/2004                         10,056                    10,061
5/28/2004                         10,100                    10,108
5/29/2004                         10,100                    10,108
5/30/2004                         10,100                    10,108
5/31/2004                         10,100                    10,108
6/1/2004                          10,120                    10,127
6/2/2004                          10,140                    10,147
6/3/2004                          10,012                    10,018
6/4/2004                          10,080                    10,089
6/5/2004                          10,080                    10,089
6/6/2004                          10,080                    10,089
6/7/2004                          10,240                    10,249
6/8/2004                          10,216                    10,223
6/9/2004                          10,096                    10,103
6/10/2004                         10,124                    10,134
6/11/2004                         10,124                    10,134
6/12/2004                         10,124                    10,134
6/13/2004                         10,124                    10,134
6/14/2004                          9,992                    10,000
6/15/2004                         10,116                    10,121
6/16/2004                         10,132                    10,140
6/17/2004                         10,152                    10,160
6/18/2004                         10,160                    10,168
6/19/2004                         10,160                    10,168
6/20/2004                         10,160                    10,168
6/21/2004                         10,148                    10,153
6/22/2004                         10,196                    10,205
6/23/2004                         10,288                    10,307
6/24/2004                         10,264                    10,288
6/25/2004                         10,304                    10,328
6/26/2004                         10,304                    10,328
6/27/2004                         10,304                    10,328
6/28/2004                         10,260                    10,270
6/29/2004                         10,288                    10,293
6/30/2004                         10,400                    10,408
7/1/2004                          10,268                    10,269
7/2/2004                          10,268                    10,261
7/3/2004                          10,268                    10,261
7/4/2004                          10,268                    10,261
7/5/2004                          10,268                    10,261
7/6/2004                          10,144                    10,125
7/7/2004                          10,164                    10,138
7/8/2004                          10,060                    10,024
7/9/2004                          10,108                    10,074
7/10/2004                         10,108                    10,074
7/11/2004                         10,108                    10,074
7/12/2004                         10,104                    10,068
7/13/2004                         10,120                    10,088
7/14/2004                         10,116                    10,076
7/15/2004                         10,156                    10,120
7/16/2004                         10,104                    10,069
7/17/2004                         10,104                    10,069
7/18/2004                         10,104                    10,069
7/19/2004                         10,120                    10,083
7/20/2004                         10,220                    10,182
7/21/2004                         10,040                     9,983
7/22/2004                         10,008                     9,947
7/23/2004                          9,904                     9,845
7/24/2004                          9,904                     9,845
7/25/2004                          9,904                     9,845
7/26/2004                          9,836                     9,777
7/27/2004                          9,936                     9,879
7/28/2004                          9,900                     9,841
7/29/2004                         10,016                     9,958
7/30/2004                         10,008                     9,947
7/31/2004                         10,008                     9,947
8/1/2004                          10,008                     9,947
8/2/2004                          10,060                     9,998
8/3/2004                           9,964                     9,901
8/4/2004                           9,944                     9,880
8/5/2004                           9,768                     9,702
8/6/2004                           9,632                     9,568
8/7/2004                           9,632                     9,568
8/8/2004                           9,632                     9,568
8/9/2004                           9,648                     9,585
8/10/2004                          9,796                     9,733
8/11/2004                          9,736                     9,670
8/12/2004                          9,604                     9,537
8/13/2004                          9,596                     9,530
8/14/2004                          9,596                     9,530
8/15/2004                          9,596                     9,530
8/16/2004                          9,756                     9,691
8/17/2004                          9,796                     9,729
8/18/2004                          9,916                     9,862
8/19/2004                          9,856                     9,798
8/20/2004                          9,968                     9,912
8/21/2004                          9,968                     9,912
8/22/2004                          9,968                     9,912
8/23/2004                          9,920                     9,866
8/24/2004                          9,940                     9,887
8/25/2004                         10,032                     9,975
8/26/2004                         10,036                     9,981
8/27/2004                         10,080                    10,023
8/28/2004                         10,080                    10,023
8/29/2004                         10,080                    10,023
8/30/2004                          9,960                     9,904
8/31/2004                         10,056                     9,998
9/1/2004                          10,132                    10,075
9/2/2004                          10,208                    10,147
9/3/2004                          10,172                    10,114
9/4/2004                          10,172                    10,114
9/5/2004                          10,172                    10,114
9/6/2004                          10,172                    10,114
9/7/2004                          10,260                    10,200
9/8/2004                          10,128                    10,068
9/9/2004                          10,212                    10,150
9/10/2004                         10,228                    10,167
9/11/2004                         10,228                    10,167
9/12/2004                         10,228                    10,167
9/13/2004                         10,272                    10,214
9/14/2004                         10,240                    10,180
9/15/2004                         10,188                    10,129
9/16/2004                         10,280                    10,223
9/17/2004                         10,296                    10,240
9/18/2004                         10,296                    10,240
9/19/2004                         10,296                    10,240
9/20/2004                         10,244                    10,190
9/21/2004                         10,336                    10,280
9/22/2004                         10,228                    10,173
9/23/2004                         10,192                    10,139
9/24/2004                         10,236                    10,185
9/25/2004                         10,236                    10,185
9/26/2004                         10,236                    10,185
9/27/2004                         10,164                    10,115
9/28/2004                         10,228                    10,177
9/29/2004                         10,244                    10,193
9/30/2004                         10,336                    10,286
10/1/2004                         10,484                    10,437
10/2/2004                         10,484                    10,437
10/3/2004                         10,484                    10,437
10/4/2004                         10,476                    10,431
10/5/2004                         10,460                    10,414
10/6/2004                         10,540                    10,493
10/7/2004                         10,400                    10,353
10/8/2004                         10,332                    10,291
10/9/2004                         10,332                    10,291
10/10/2004                        10,332                    10,291
10/11/2004                        10,324                    10,283
10/12/2004                        10,308                    10,267
10/13/2004                        10,192                    10,151
10/14/2004                        10,128                    10,090
10/15/2004                        10,168                    10,132
10/16/2004                        10,168                    10,132
10/17/2004                        10,168                    10,132
10/18/2004                        10,180                    10,143
10/19/2004                        10,096                    10,061
10/20/2004                        10,116                    10,082
10/21/2004                        10,204                    10,171
10/22/2004                        10,136                    10,105
10/23/2004                        10,136                    10,105
10/24/2004                        10,136                    10,105
10/25/2004                        10,184                    10,154
10/26/2004                        10,280                    10,254
10/27/2004                        10,392                    10,365
10/28/2004                        10,368                    10,341
10/29/2004                        10,384                    10,359
10/30/2004                        10,384                    10,359
10/31/2004                        10,384                    10,359
11/1/2004                         10,412                    10,386
11/2/2004                         10,396                    10,370
11/3/2004                         10,552                    10,525
11/4/2004                         10,712                    10,684
11/5/2004                         10,716                    10,690
11/6/2004                         10,716                    10,690
11/7/2004                         10,716                    10,690
11/8/2004                         10,680                    10,654
11/9/2004                         10,720                    10,695
11/10/2004                        10,748                    10,720
11/11/2004                        10,848                    10,821
11/12/2004                        10,980                    10,955
11/13/2004                        10,980                    10,955
11/14/2004                        10,980                    10,955
11/15/2004                        10,964                    10,939
11/16/2004                        10,908                    10,883
11/17/2004                        11,000                    10,970
11/18/2004                        11,000                    10,974
11/19/2004                        10,892                    10,865
11/20/2004                        10,892                    10,865
11/21/2004                        10,892                    10,865
11/22/2004                        10,996                    10,969
11/23/2004                        11,032                    11,007
11/24/2004                        11,132                    11,105
11/25/2004                        11,132                    11,105
11/26/2004                        11,144                    11,119
11/27/2004                        11,144                    11,119
11/28/2004                        11,144                    11,119
11/29/2004                        11,116                    11,092
11/30/2004                        11,104                    11,078
12/1/2004                         11,216                    11,193
12/2/2004                         11,152                    11,128
12/3/2004                         11,192                    11,168
12/4/2004                         11,192                    11,168
12/5/2004                         11,192                    11,168
12/6/2004                         11,140                    11,117
12/7/2004                         10,992                    10,973
12/8/2004                         11,044                    11,018
12/9/2004                         11,100                    11,075
12/10/2004                        11,136                    11,112
12/11/2004                        11,136                    11,112
12/12/2004                        11,136                    11,112
12/13/2004                        11,220                    11,195
12/14/2004                        11,312                    11,291
12/15/2004                        11,416                    11,396
12/16/2004                        11,348                    11,325
12/17/2004                        11,336                    11,316
12/18/2004                        11,336                    11,316
12/19/2004                        11,336                    11,316
12/20/2004                        11,268                    11,247
12/21/2004                        11,384                    11,363
12/22/2004                        11,420                    11,400
12/23/2004                        11,424                    11,406
12/24/2004                        11,424                    11,406
12/25/2004                        11,424                    11,406
12/26/2004                        11,424                    11,406
12/27/2004                        11,360                    11,342
12/28/2004                        11,484                    11,465
12/29/2004                        11,496                    11,478
12/30/2004                        11,541                    11,522
12/31/2004                        11,520                    11,500

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
MID-CAP VALUE FUND                                                      15.20%

S&P MIDCAP 400/BARRA VALUE INDEX                                        15.00%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                          S&P MIDCAP 400/BARRA
                                 MID-CAP VALUE FUND           VALUE INDEX
                                 ------------------           -----------
OTHER                                   0.8%                      0.8%
FINANCIALS                             24.3%                     24.7%
CONSUMER DISCRETIONARY                 16.9%                     16.7%
INFORMATION TECHNOLOGY                 13.2%                     13.0%
UTILITIES                              11.0%                     11.2%
INDUSTRIALS                             8.6%                      8.7%
ENERGY                                  7.1%                      7.0%
MATERIALS                               6.5%                      6.5%
HEALTH CARE                             5.7%                      5.7%
CONSUMER STAPLES                        5.4%                      5.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
DR Horton, Inc.                                   1.7%
Lennar Corp. - Class A                            1.6%
Fidelity National Financial, Inc.                 1.5%
Weatherford International Ltd.                    1.3%
Tyson Foods, Inc. - Class A                       1.2%
Banknorth Group, Inc.                             1.2%
Caesars Entertainment, Inc.                       1.2%
Mohawk Industries, Inc.                           1.1%
New York Community Bancorp, Inc.                  1.0%
Toll Brothers, Inc.                               0.9%
------------------------------------------------------
Top Ten Total                                    12.7%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


24 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

Inception: May 3, 2004

Large-caps were the worst performers of the three market capitalizations, but fortunately for Rydex Large-Cap Value Fund, there was good news. Value outperformed growth, helping to level off some of the negatives of large-cap investing during the period. The Fund returned 12.49% versus its benchmark, the S&P 500/Barra Value Index, which returned 12.21%. For the year ended December 31, 2004, the Fund achieved a daily correlation of 1.00 to its benchmark of the daily price performance of the S&P 500/Barra Value Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                          LARGE-CAP VALUE FUND     S&P 500/BARRA VALUE INDEX
----                          --------------------     -------------------------
5/3/2004                             10,000                     10,000
5/4/2004                             10,008                     10,026
5/5/2004                             10,024                     10,043
5/6/2004                              9,928                      9,947
5/7/2004                              9,748                      9,753
5/8/2004                              9,748                      9,753
5/9/2004                              9,748                      9,753
5/10/2004                             9,600                      9,605
5/11/2004                             9,688                      9,688
5/12/2004                             9,744                      9,743
5/13/2004                             9,744                      9,745
5/14/2004                             9,764                      9,765
5/15/2004                             9,764                      9,765
5/16/2004                             9,764                      9,765
5/17/2004                             9,644                      9,643
5/18/2004                             9,716                      9,716
5/19/2004                             9,708                      9,705
5/20/2004                             9,716                      9,714
5/21/2004                             9,760                      9,759
5/22/2004                             9,760                      9,759
5/23/2004                             9,760                      9,759
5/24/2004                             9,804                      9,806
5/25/2004                             9,960                      9,966
5/26/2004                             9,972                      9,975
5/27/2004                            10,004                     10,005
5/28/2004                            10,004                     10,008
5/29/2004                            10,004                     10,008
5/30/2004                            10,004                     10,008
5/31/2004                            10,004                     10,008
6/1/2004                             10,008                     10,011
6/2/2004                             10,052                     10,051
6/3/2004                              9,972                      9,969
6/4/2004                             10,020                     10,022
6/5/2004                             10,020                     10,022
6/6/2004                             10,020                     10,022
6/7/2004                             10,180                     10,181
6/8/2004                             10,180                     10,181
6/9/2004                             10,088                     10,086
6/10/2004                            10,144                     10,145
6/11/2004                            10,144                     10,145
6/12/2004                            10,144                     10,145
6/13/2004                            10,144                     10,145
6/14/2004                            10,028                     10,026
6/15/2004                            10,080                     10,082
6/16/2004                            10,108                     10,110
6/17/2004                            10,112                     10,115
6/18/2004                            10,148                     10,150
6/19/2004                            10,148                     10,150
6/20/2004                            10,148                     10,150
6/21/2004                            10,108                     10,108
6/22/2004                            10,140                     10,142
6/23/2004                            10,224                     10,229
6/24/2004                            10,204                     10,210
6/25/2004                            10,160                     10,178
6/26/2004                            10,160                     10,178
6/27/2004                            10,160                     10,178
6/28/2004                            10,144                     10,151
6/29/2004                            10,156                     10,161
6/30/2004                            10,204                     10,211
7/1/2004                             10,120                     10,119
7/2/2004                             10,104                     10,105
7/3/2004                             10,104                     10,105
7/4/2004                             10,104                     10,105
7/5/2004                             10,104                     10,105
7/6/2004                             10,036                     10,025
7/7/2004                             10,056                     10,045
7/8/2004                              9,976                      9,960
7/9/2004                             10,004                      9,986
7/10/2004                            10,004                      9,986
7/11/2004                            10,004                      9,986
7/12/2004                            10,028                     10,014
7/13/2004                            10,032                     10,017
7/14/2004                            10,012                      9,997
7/15/2004                             9,976                      9,955
7/16/2004                             9,952                      9,931
7/17/2004                             9,952                      9,931
7/18/2004                             9,952                      9,931
7/19/2004                             9,964                      9,943
7/20/2004                            10,024                     10,005
7/21/2004                             9,900                      9,878
7/22/2004                             9,916                      9,893
7/23/2004                             9,868                      9,846
7/24/2004                             9,868                      9,846
7/25/2004                             9,868                      9,846
7/26/2004                             9,856                      9,834
7/27/2004                             9,952                      9,928
7/28/2004                             9,968                      9,941
7/29/2004                            10,028                      9,998
7/30/2004                            10,028                      9,999
7/31/2004                            10,028                      9,999
8/1/2004                             10,028                      9,999
8/2/2004                             10,068                     10,041
8/3/2004                             10,036                     10,007
8/4/2004                             10,008                      9,977
8/5/2004                              9,860                      9,830
8/6/2004                              9,720                      9,688
8/7/2004                              9,720                      9,688
8/8/2004                              9,720                      9,688
8/9/2004                              9,736                      9,704
8/10/2004                             9,852                      9,823
8/11/2004                             9,832                      9,796
8/12/2004                             9,712                      9,673
8/13/2004                             9,716                      9,678
8/14/2004                             9,716                      9,678
8/15/2004                             9,716                      9,678
8/16/2004                             9,872                      9,831
8/17/2004                             9,888                      9,847
8/18/2004                            10,004                      9,960
8/19/2004                             9,976                      9,933
8/20/2004                            10,056                     10,014
8/21/2004                            10,056                     10,014
8/22/2004                            10,056                     10,014
8/23/2004                            10,016                      9,976
8/24/2004                            10,024                      9,982
8/25/2004                            10,100                     10,060
8/26/2004                            10,108                     10,070
8/27/2004                            10,128                     10,090
8/28/2004                            10,128                     10,090
8/29/2004                            10,128                     10,090
8/30/2004                            10,064                     10,025
8/31/2004                            10,128                     10,087
9/1/2004                             10,136                     10,090
9/2/2004                             10,260                     10,199
9/3/2004                             10,236                     10,178
9/4/2004                             10,236                     10,178
9/5/2004                             10,236                     10,178
9/6/2004                             10,236                     10,178
9/7/2004                             10,316                     10,258
9/8/2004                             10,256                     10,195
9/9/2004                             10,276                     10,216
9/10/2004                            10,308                     10,254
9/11/2004                            10,308                     10,254
9/12/2004                            10,308                     10,254
9/13/2004                            10,324                     10,268
9/14/2004                            10,340                     10,284
9/15/2004                            10,276                     10,219
9/16/2004                            10,336                     10,282
9/17/2004                            10,376                     10,322
9/18/2004                            10,376                     10,322
9/19/2004                            10,376                     10,322
9/20/2004                            10,320                     10,267
9/21/2004                            10,412                     10,359
9/22/2004                            10,284                     10,231
9/23/2004                            10,220                     10,170
9/24/2004                            10,260                     10,215
9/25/2004                            10,260                     10,215
9/26/2004                            10,260                     10,215
9/27/2004                            10,188                     10,155
9/28/2004                            10,248                     10,212
9/29/2004                            10,264                     10,228
9/30/2004                            10,300                     10,264
10/1/2004                            10,448                     10,417
10/2/2004                            10,448                     10,417
10/3/2004                            10,448                     10,417
10/4/2004                            10,484                     10,451
10/5/2004                            10,472                     10,442
10/6/2004                            10,560                     10,524
10/7/2004                            10,488                     10,450
10/8/2004                            10,436                     10,401
10/9/2004                            10,436                     10,401
10/10/2004                           10,436                     10,401
10/11/2004                           10,448                     10,410
10/12/2004                           10,424                     10,387
10/13/2004                           10,324                     10,287
10/14/2004                           10,204                     10,170
10/15/2004                           10,248                     10,220
10/16/2004                           10,248                     10,220
10/17/2004                           10,248                     10,220
10/18/2004                           10,272                     10,242
10/19/2004                           10,148                     10,118
10/20/2004                           10,136                     10,109
10/21/2004                           10,156                     10,128
10/22/2004                           10,088                     10,060
10/23/2004                           10,088                     10,060
10/24/2004                           10,088                     10,060
10/25/2004                           10,104                     10,077
10/26/2004                           10,276                     10,249
10/27/2004                           10,360                     10,334
10/28/2004                           10,388                     10,355
10/29/2004                           10,432                     10,400
10/30/2004                           10,432                     10,400
10/31/2004                           10,432                     10,400
11/1/2004                            10,448                     10,419
11/2/2004                            10,440                     10,410
11/3/2004                            10,548                     10,517
11/4/2004                            10,740                     10,706
11/5/2004                            10,764                     10,732
11/6/2004                            10,764                     10,732
11/7/2004                            10,764                     10,732
11/8/2004                            10,740                     10,708
11/9/2004                            10,732                     10,697
11/10/2004                           10,744                     10,708
11/11/2004                           10,836                     10,800
11/12/2004                           10,944                     10,908
11/13/2004                           10,944                     10,908
11/14/2004                           10,944                     10,908
11/15/2004                           10,912                     10,879
11/16/2004                           10,836                     10,802
11/17/2004                           10,896                     10,860
11/18/2004                           10,908                     10,870
11/19/2004                           10,804                     10,769
11/20/2004                           10,804                     10,769
11/21/2004                           10,804                     10,769
11/22/2004                           10,892                     10,859
11/23/2004                           10,924                     10,889
11/24/2004                           10,972                     10,939
11/25/2004                           10,972                     10,939
11/26/2004                           10,992                     10,957
11/27/2004                           10,992                     10,957
11/28/2004                           10,992                     10,957
11/29/2004                           10,952                     10,916
11/30/2004                           10,920                     10,884
12/1/2004                            11,060                     11,020
12/2/2004                            11,004                     10,965
12/3/2004                            11,004                     10,967
12/4/2004                            11,004                     10,967
12/5/2004                            11,004                     10,967
12/6/2004                            11,012                     10,975
12/7/2004                            10,888                     10,851
12/8/2004                            10,928                     10,887
12/9/2004                            10,984                     10,945
12/10/2004                           10,976                     10,940
12/11/2004                           10,976                     10,940
12/12/2004                           10,976                     10,940
12/13/2004                           11,088                     11,049
12/14/2004                           11,120                     11,084
12/15/2004                           11,152                     11,116
12/16/2004                           11,108                     11,074
12/17/2004                           11,056                     11,024
12/18/2004                           11,056                     11,024
12/19/2004                           11,056                     11,024
12/20/2004                           11,044                     11,015
12/21/2004                           11,156                     11,127
12/22/2004                           11,208                     11,179
12/23/2004                           11,208                     11,179
12/24/2004                           11,208                     11,179
12/25/2004                           11,208                     11,179
12/26/2004                           11,208                     11,179
12/27/2004                           11,168                     11,142
12/28/2004                           11,252                     11,223
12/29/2004                           11,260                     11,230
12/30/2004                           11,261                     11,230
12/31/2004                           11,249                     11,221

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
LARGE-CAP VALUE FUND                                                    12.49%

S&P 500/BARRA VALUE INDEX                                               12.21%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                LARGE-CAP VALUE FUND   S&P 500/BARRA VALUE INDEX
                                --------------------   -------------------------
OTHER                                   6.2%                     6.8%
FINANCIALS                             38.6%                    39.2%
CONSUMER DISCRETIONARY                 13.3%                    13.4%
INFORMATION TECHNOLOGY                  7.9%                     7.6%
INDUSTRIALS                             7.9%                     7.9%
HEALTH CARE                             7.7%                     7.3%
ENERGY                                  6.8%                     6.7%
TELECOMMUNICATION SERVICES              5.8%                     5.8%
UTILITIES                               5.3%                     5.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Citigroup, Inc.                                   4.4%
Pfizer, Inc.                                      3.6%
Bank of America Corp.                             3.3%
American International Group, Inc.                3.0%
JPMorgan Chase & Co.                              2.4%
Verizon Communications, Inc.                      2.0%
ChevronTexaco Corp.                               2.0%
Wells Fargo & Co.                                 1.8%
Time Warner, Inc.                                 1.6%
SBC Communications, Inc.                          1.5%
------------------------------------------------------
Top Ten Total                                    25.6%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 25

--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

Inception: May 3, 2004

Value stocks showed staying power in 2004, outperforming growth stocks. This hurt the Rydex growth funds. Fortunately for Rydex Small-Cap Growth Fund, however, small-caps were strong performers during the period. Rydex Small-Cap Growth Fund returned 15.82%, which, accounting for fees, was in line with its benchmark, the S&P SmallCap 600/Barra Growth Index, which returned 17.33%. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than 0.99 to its benchmark of the daily price performance of the S&P SmallCap 600/Barra Growth Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                  SMALL-CAP GROWTH FUND  S&P SMALLCAP 600/BARRA GROWTH INDEX
----                  ---------------------  -----------------------------------
5/3/2004                     10,000                        10,000
5/4/2004                     10,056                        10,056
5/5/2004                     10,104                        10,105
5/6/2004                      9,976                         9,975
5/7/2004                      9,748                         9,748
5/8/2004                      9,748                         9,748
5/9/2004                      9,748                         9,748
5/10/2004                     9,560                         9,550
5/11/2004                     9,752                         9,746
5/12/2004                     9,752                         9,745
5/13/2004                     9,720                         9,713
5/14/2004                     9,664                         9,656
5/15/2004                     9,664                         9,656
5/16/2004                     9,664                         9,656
5/17/2004                     9,520                         9,513
5/18/2004                     9,628                         9,621
5/19/2004                     9,616                         9,610
5/20/2004                     9,612                         9,607
5/21/2004                     9,704                         9,701
5/22/2004                     9,704                         9,701
5/23/2004                     9,704                         9,701
5/24/2004                     9,804                         9,799
5/25/2004                    10,060                        10,057
5/26/2004                    10,112                        10,108
5/27/2004                    10,112                        10,102
5/28/2004                    10,096                        10,085
5/29/2004                    10,096                        10,085
5/30/2004                    10,096                        10,085
5/31/2004                    10,096                        10,085
6/1/2004                     10,168                        10,160
6/2/2004                     10,204                        10,196
6/3/2004                     10,028                        10,015
6/4/2004                     10,120                        10,116
6/5/2004                     10,120                        10,116
6/6/2004                     10,120                        10,116
6/7/2004                     10,308                        10,307
6/8/2004                     10,324                        10,324
6/9/2004                     10,204                        10,200
6/10/2004                    10,192                        10,188
6/11/2004                    10,192                        10,188
6/12/2004                    10,192                        10,188
6/13/2004                    10,192                        10,188
6/14/2004                    10,044                        10,041
6/15/2004                    10,224                        10,220
6/16/2004                    10,304                        10,302
6/17/2004                    10,288                        10,284
6/18/2004                    10,284                        10,282
6/19/2004                    10,284                        10,282
6/20/2004                    10,284                        10,282
6/21/2004                    10,268                        10,265
6/22/2004                    10,336                        10,333
6/23/2004                    10,468                        10,458
6/24/2004                    10,460                        10,448
6/25/2004                    10,556                        10,551
6/26/2004                    10,556                        10,551
6/27/2004                    10,556                        10,551
6/28/2004                    10,492                        10,481
6/29/2004                    10,576                        10,563
6/30/2004                    10,648                        10,644
7/1/2004                     10,488                        10,501
7/2/2004                     10,444                        10,461
7/3/2004                     10,444                        10,461
7/4/2004                     10,444                        10,461
7/5/2004                     10,444                        10,461
7/6/2004                     10,272                        10,306
7/7/2004                     10,232                        10,272
7/8/2004                     10,072                        10,114
7/9/2004                     10,100                        10,146
7/10/2004                    10,100                        10,146
7/11/2004                    10,100                        10,146
7/12/2004                    10,036                        10,090
7/13/2004                    10,048                        10,105
7/14/2004                     9,984                        10,045
7/15/2004                    10,040                        10,096
7/16/2004                     9,960                        10,023
7/17/2004                     9,960                        10,023
7/18/2004                     9,960                        10,023
7/19/2004                     9,924                         9,995
7/20/2004                    10,068                        10,131
7/21/2004                     9,820                         9,872
7/22/2004                     9,796                         9,842
7/23/2004                     9,664                         9,710
7/24/2004                     9,664                         9,710
7/25/2004                     9,664                         9,710
7/26/2004                     9,560                         9,603
7/27/2004                     9,748                         9,796
7/28/2004                     9,708                         9,754
7/29/2004                     9,868                         9,919
7/30/2004                     9,924                         9,978
7/31/2004                     9,924                         9,978
8/1/2004                      9,924                         9,978
8/2/2004                      9,920                         9,972
8/3/2004                      9,784                         9,836
8/4/2004                      9,748                         9,798
8/5/2004                      9,556                         9,605
8/6/2004                      9,284                         9,332
8/7/2004                      9,284                         9,332
8/8/2004                      9,284                         9,332
8/9/2004                      9,300                         9,347
8/10/2004                     9,456                         9,508
8/11/2004                     9,440                         9,488
8/12/2004                     9,244                         9,291
8/13/2004                     9,244                         9,292
8/14/2004                     9,244                         9,292
8/15/2004                     9,244                         9,292
8/16/2004                     9,428                         9,478
8/17/2004                     9,464                         9,515
8/18/2004                     9,652                         9,706
8/19/2004                     9,628                         9,680
8/20/2004                     9,772                         9,826
8/21/2004                     9,772                         9,826
8/22/2004                     9,772                         9,826
8/23/2004                     9,720                         9,775
8/24/2004                     9,700                         9,755
8/25/2004                     9,768                         9,822
8/26/2004                     9,732                         9,789
8/27/2004                     9,808                         9,866
8/28/2004                     9,808                         9,866
8/29/2004                     9,808                         9,866
8/30/2004                     9,672                         9,726
8/31/2004                     9,704                         9,762
9/1/2004                      9,820                         9,877
9/2/2004                      9,952                        10,011
9/3/2004                      9,912                         9,977
9/4/2004                      9,912                         9,977
9/5/2004                      9,912                         9,977
9/6/2004                      9,912                         9,977
9/7/2004                     10,024                        10,091
9/8/2004                      9,932                         9,998
9/9/2004                     10,056                        10,127
9/10/2004                    10,140                        10,211
9/11/2004                    10,140                        10,211
9/12/2004                    10,140                        10,211
9/13/2004                    10,216                        10,290
9/14/2004                    10,208                        10,282
9/15/2004                    10,152                        10,223
9/16/2004                    10,232                        10,308
9/17/2004                    10,212                        10,288
9/18/2004                    10,212                        10,288
9/19/2004                    10,212                        10,288
9/20/2004                    10,192                        10,271
9/21/2004                    10,324                        10,402
9/22/2004                    10,104                        10,181
9/23/2004                    10,108                        10,184
9/24/2004                    10,132                        10,209
9/25/2004                    10,132                        10,209
9/26/2004                    10,132                        10,209
9/27/2004                     9,972                        10,048
9/28/2004                    10,108                        10,184
9/29/2004                    10,236                        10,316
9/30/2004                    10,228                        10,306
10/1/2004                    10,416                        10,499
10/2/2004                    10,416                        10,499
10/3/2004                    10,416                        10,499
10/4/2004                    10,484                        10,569
10/5/2004                    10,444                        10,531
10/6/2004                    10,524                        10,611
10/7/2004                    10,384                        10,472
10/8/2004                    10,216                        10,304
10/9/2004                    10,216                        10,304
10/10/2004                   10,216                        10,304
10/11/2004                   10,252                        10,340
10/12/2004                   10,232                        10,318
10/13/2004                   10,132                        10,218
10/14/2004                   10,084                        10,168
10/15/2004                   10,152                        10,239
10/16/2004                   10,152                        10,239
10/17/2004                   10,152                        10,239
10/18/2004                   10,180                        10,270
10/19/2004                   10,132                        10,223
10/20/2004                   10,208                        10,303
10/21/2004                   10,340                        10,436
10/22/2004                   10,212                        10,311
10/23/2004                   10,212                        10,311
10/24/2004                   10,212                        10,311
10/25/2004                   10,264                        10,367
10/26/2004                   10,360                        10,467
10/27/2004                   10,528                        10,638
10/28/2004                   10,480                        10,587
10/29/2004                   10,496                        10,604
10/30/2004                   10,496                        10,604
10/31/2004                   10,496                        10,604
11/1/2004                    10,532                        10,645
11/2/2004                    10,504                        10,616
11/3/2004                    10,700                        10,814
11/4/2004                    10,844                        10,962
11/5/2004                    10,932                        11,054
11/6/2004                    10,932                        11,054
11/7/2004                    10,932                        11,054
11/8/2004                    10,884                        11,002
11/9/2004                    10,932                        11,053
11/10/2004                   10,968                        11,090
11/11/2004                   11,068                        11,190
11/12/2004                   11,164                        11,289
11/13/2004                   11,164                        11,289
11/14/2004                   11,164                        11,289
11/15/2004                   11,176                        11,301
11/16/2004                   11,052                        11,178
11/17/2004                   11,160                        11,285
11/18/2004                   11,140                        11,266
11/19/2004                   10,964                        11,091
11/20/2004                   10,964                        11,091
11/21/2004                   10,964                        11,091
11/22/2004                   11,128                        11,255
11/23/2004                   11,184                        11,315
11/24/2004                   11,260                        11,391
11/25/2004                   11,260                        11,391
11/26/2004                   11,276                        11,408
11/27/2004                   11,276                        11,408
11/28/2004                   11,276                        11,408
11/29/2004                   11,320                        11,453
11/30/2004                   11,312                        11,445
12/1/2004                    11,440                        11,571
12/2/2004                    11,412                        11,544
12/3/2004                    11,392                        11,528
12/4/2004                    11,392                        11,528
12/5/2004                    11,392                        11,528
12/6/2004                    11,328                        11,460
12/7/2004                    11,076                        11,208
12/8/2004                    11,160                        11,293
12/9/2004                    11,132                        11,269
12/10/2004                   11,164                        11,303
12/11/2004                   11,164                        11,303
12/12/2004                   11,164                        11,303
12/13/2004                   11,272                        11,409
12/14/2004                   11,372                        11,513
12/15/2004                   11,432                        11,576
12/16/2004                   11,368                        11,508
12/17/2004                   11,364                        11,505
12/18/2004                   11,364                        11,505
12/19/2004                   11,364                        11,505
12/20/2004                   11,316                        11,457
12/21/2004                   11,460                        11,603
12/22/2004                   11,512                        11,657
12/23/2004                   11,528                        11,677
12/24/2004                   11,528                        11,677
12/25/2004                   11,528                        11,677
12/26/2004                   11,528                        11,677
12/27/2004                   11,400                        11,547
12/28/2004                   11,612                        11,763
12/29/2004                   11,608                        11,756
12/30/2004                   11,598                        11,747
12/31/2004                   11,582                        11,733

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND                                                   15.82%

S&P SMALLCAP 600/BARRA GROWTH INDEX                                     17.33%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                         S&P SMALLCAP 600/BARRA
                                SMALL-CAP GROWTH FUND         GROWTH INDEX
                                ---------------------         ------------
OTHER                                    9.7%                     5.2%
CONSUMER DISCRETIONARY                  19.8%                    20.1%
INFORMATION TECHNOLOGY                  17.8%                    17.5%
INDUSTRIALS                             16.8%                    16.2%
HEALTH CARE                             16.7%                    17.4%
FINANCIALS                              11.0%                     9.9%
ENERGY                                   7.7%                     7.7%
MATERIALS                                                         6.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
NVR, Inc.                                         1.7%
New Century Financial Corp.                       1.3%
Polaris Industries, Inc.                          1.1%
Massey Energy Co.                                 1.0%
Patina Oil & Gas Corp.                            1.0%
Florida Rock Industries, Inc.                     1.0%
Roper Industries, Inc.                            1.0%
First Bancorp/Puerto Rico                         1.0%
Oshkosh Truck Corp.                               0.9%
Pharmaceutical Product
 Development, Inc.                                0.9%
------------------------------------------------------
Top Ten Total                                    10.9%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


26 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

Inception: May 3, 2004

As the market favored value to growth over the period, growth funds suffered. And while mid-caps didn't perform as well as small-caps during the period, they did outperform large-caps. The energy and utilities sectors, which returned 34.9% and 25.2%, respectively, helped Rydex Mid-Cap Growth Fund hand in 8.52%, which, after accounting for fees, was in line with the S&P MidCap 400/Barra Growth Index's return of 10.36% for the same time period. For the year ended December 31, 2004, the Fund achieved a daily correlation of 1.00 to its benchmark of the daily price performance of the S&P Midcap 400/Barra Growth Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                    MID-CAP GROWTH FUND    S&P MIDCAP 400/BARRA GROWTH INDEX
----                    -------------------    ---------------------------------
5/3/2004                       10,000                       10,000
5/4/2004                       10,016                       10,018
5/5/2004                       10,092                       10,095
5/6/2004                        9,952                        9,954
5/7/2004                        9,748                        9,746
5/8/2004                        9,748                        9,746
5/9/2004                        9,748                        9,746
5/10/2004                       9,588                        9,582
5/11/2004                       9,732                        9,729
5/12/2004                       9,696                        9,691
5/13/2004                       9,700                        9,695
5/14/2004                       9,640                        9,637
5/15/2004                       9,640                        9,637
5/16/2004                       9,640                        9,637
5/17/2004                       9,524                        9,520
5/18/2004                       9,632                        9,629
5/19/2004                       9,608                        9,607
5/20/2004                       9,592                        9,589
5/21/2004                       9,652                        9,650
5/22/2004                       9,652                        9,650
5/23/2004                       9,652                        9,650
5/24/2004                       9,740                        9,739
5/25/2004                       9,932                        9,933
5/26/2004                       9,980                        9,984
5/27/2004                      10,040                       10,043
5/28/2004                      10,092                       10,097
5/29/2004                      10,092                       10,097
5/30/2004                      10,092                       10,097
5/31/2004                      10,092                       10,097
6/1/2004                       10,136                       10,141
6/2/2004                       10,112                       10,119
6/3/2004                        9,960                        9,964
6/4/2004                       10,024                       10,033
6/5/2004                       10,024                       10,033
6/6/2004                       10,024                       10,033
6/7/2004                       10,204                       10,215
6/8/2004                       10,192                       10,202
6/9/2004                       10,064                       10,072
6/10/2004                      10,080                       10,093
6/11/2004                      10,080                       10,093
6/12/2004                      10,080                       10,093
6/13/2004                      10,080                       10,093
6/14/2004                       9,928                        9,937
6/15/2004                      10,052                       10,065
6/16/2004                      10,072                       10,084
6/17/2004                      10,036                       10,049
6/18/2004                      10,032                       10,042
6/19/2004                      10,032                       10,042
6/20/2004                      10,032                       10,042
6/21/2004                       9,988                       10,004
6/22/2004                      10,048                       10,064
6/23/2004                      10,124                       10,144
6/24/2004                      10,108                       10,131
6/25/2004                      10,156                       10,185
6/26/2004                      10,156                       10,185
6/27/2004                      10,156                       10,185
6/28/2004                      10,108                       10,135
6/29/2004                      10,136                       10,170
6/30/2004                      10,200                       10,238
7/1/2004                       10,080                       10,119
7/2/2004                       10,036                       10,083
7/3/2004                       10,036                       10,083
7/4/2004                       10,036                       10,083
7/5/2004                       10,036                       10,083
7/6/2004                        9,892                        9,940
7/7/2004                        9,940                        9,983
7/8/2004                        9,808                        9,851
7/9/2004                        9,852                        9,898
7/10/2004                       9,852                        9,898
7/11/2004                       9,852                        9,898
7/12/2004                       9,808                        9,854
7/13/2004                       9,808                        9,853
7/14/2004                       9,752                        9,800
7/15/2004                       9,808                        9,858
7/16/2004                       9,708                        9,770
7/17/2004                       9,708                        9,770
7/18/2004                       9,708                        9,770
7/19/2004                       9,716                        9,775
7/20/2004                       9,852                        9,909
7/21/2004                       9,644                        9,699
7/22/2004                       9,644                        9,695
7/23/2004                       9,524                        9,569
7/24/2004                       9,524                        9,569
7/25/2004                       9,524                        9,569
7/26/2004                       9,424                        9,468
7/27/2004                       9,576                        9,625
7/28/2004                       9,516                        9,561
7/29/2004                       9,644                        9,696
7/30/2004                       9,668                        9,723
7/31/2004                       9,668                        9,723
8/1/2004                        9,668                        9,723
8/2/2004                        9,648                        9,702
8/3/2004                        9,532                        9,584
8/4/2004                        9,488                        9,537
8/5/2004                        9,304                        9,350
8/6/2004                        9,132                        9,172
8/7/2004                        9,132                        9,172
8/8/2004                        9,132                        9,172
8/9/2004                        9,148                        9,185
8/10/2004                       9,300                        9,340
8/11/2004                       9,244                        9,282
8/12/2004                       9,112                        9,148
8/13/2004                       9,104                        9,141
8/14/2004                       9,104                        9,141
8/15/2004                       9,104                        9,141
8/16/2004                       9,248                        9,288
8/17/2004                       9,296                        9,336
8/18/2004                       9,440                        9,483
8/19/2004                       9,372                        9,416
8/20/2004                       9,508                        9,556
8/21/2004                       9,508                        9,556
8/22/2004                       9,508                        9,556
8/23/2004                       9,448                        9,493
8/24/2004                       9,456                        9,503
8/25/2004                       9,548                        9,594
8/26/2004                       9,548                        9,596
8/27/2004                       9,600                        9,647
8/28/2004                       9,600                        9,647
8/29/2004                       9,600                        9,647
8/30/2004                       9,492                        9,539
8/31/2004                       9,548                        9,595
9/1/2004                        9,632                        9,679
9/2/2004                        9,732                        9,783
9/3/2004                        9,680                        9,723
9/4/2004                        9,680                        9,723
9/5/2004                        9,680                        9,723
9/6/2004                        9,680                        9,723
9/7/2004                        9,732                        9,784
9/8/2004                        9,676                        9,726
9/9/2004                        9,728                        9,784
9/10/2004                       9,792                        9,849
9/11/2004                       9,792                        9,849
9/12/2004                       9,792                        9,849
9/13/2004                       9,868                        9,926
9/14/2004                       9,848                        9,911
9/15/2004                       9,792                        9,854
9/16/2004                       9,836                        9,898
9/17/2004                       9,812                        9,878
9/18/2004                       9,812                        9,878
9/19/2004                       9,812                        9,878
9/20/2004                       9,772                        9,838
9/21/2004                       9,848                        9,913
9/22/2004                       9,708                        9,776
9/23/2004                       9,680                        9,748
9/24/2004                       9,704                        9,811
9/25/2004                       9,704                        9,811
9/26/2004                       9,704                        9,811
9/27/2004                       9,580                        9,686
9/28/2004                       9,652                        9,760
9/29/2004                       9,712                        9,821
9/30/2004                       9,756                        9,869
10/1/2004                       9,892                       10,011
10/2/2004                       9,892                       10,011
10/3/2004                       9,892                       10,011
10/4/2004                       9,960                       10,079
10/5/2004                       9,924                       10,045
10/6/2004                       9,972                       10,095
10/7/2004                       9,856                        9,978
10/8/2004                       9,776                        9,898
10/9/2004                       9,776                        9,898
10/10/2004                      9,776                        9,898
10/11/2004                      9,788                        9,911
10/12/2004                      9,740                        9,864
10/13/2004                      9,688                        9,810
10/14/2004                      9,592                        9,719
10/15/2004                      9,628                        9,755
10/16/2004                      9,628                        9,755
10/17/2004                      9,628                        9,755
10/18/2004                      9,712                        9,841
10/19/2004                      9,648                        9,779
10/20/2004                      9,716                        9,845
10/21/2004                      9,816                        9,948
10/22/2004                      9,696                        9,832
10/23/2004                      9,696                        9,832
10/24/2004                      9,696                        9,832
10/25/2004                      9,704                        9,841
10/26/2004                      9,740                        9,878
10/27/2004                      9,936                       10,077
10/28/2004                      9,936                       10,077
10/29/2004                      9,960                       10,104
10/30/2004                      9,960                       10,104
10/31/2004                      9,960                       10,104
11/1/2004                       9,936                       10,078
11/2/2004                       9,924                       10,069
11/3/2004                      10,044                       10,189
11/4/2004                      10,176                       10,326
11/5/2004                      10,224                       10,377
11/6/2004                      10,224                       10,377
11/7/2004                      10,224                       10,377
11/8/2004                      10,184                       10,336
11/9/2004                      10,216                       10,367
11/10/2004                     10,240                       10,391
11/11/2004                     10,340                       10,493
11/12/2004                     10,440                       10,597
11/13/2004                     10,440                       10,597
11/14/2004                     10,440                       10,597
11/15/2004                     10,440                       10,595
11/16/2004                     10,364                       10,521
11/17/2004                     10,448                       10,608
11/18/2004                     10,428                       10,589
11/19/2004                     10,288                       10,448
11/20/2004                     10,288                       10,448
11/21/2004                     10,288                       10,448
11/22/2004                     10,340                       10,505
11/23/2004                     10,388                       10,552
11/24/2004                     10,472                       10,639
11/25/2004                     10,472                       10,639
11/26/2004                     10,472                       10,641
11/27/2004                     10,472                       10,641
11/28/2004                     10,472                       10,641
11/29/2004                     10,452                       10,620
11/30/2004                     10,408                       10,575
12/1/2004                      10,576                       10,745
12/2/2004                      10,552                       10,721
12/3/2004                      10,568                       10,741
12/4/2004                      10,568                       10,741
12/5/2004                      10,568                       10,741
12/6/2004                      10,556                       10,729
12/7/2004                      10,396                       10,566
12/8/2004                      10,476                       10,648
12/9/2004                      10,516                       10,687
12/10/2004                     10,504                       10,677
12/11/2004                     10,504                       10,677
12/12/2004                     10,504                       10,677
12/13/2004                     10,572                       10,746
12/14/2004                     10,680                       10,856
12/15/2004                     10,712                       10,890
12/16/2004                     10,652                       10,824
12/17/2004                     10,648                       10,825
12/18/2004                     10,648                       10,825
12/19/2004                     10,648                       10,825
12/20/2004                     10,616                       10,793
12/21/2004                     10,728                       10,908
12/22/2004                     10,764                       10,945
12/23/2004                     10,784                       10,964
12/24/2004                     10,784                       10,964
12/25/2004                     10,784                       10,964
12/26/2004                     10,784                       10,964
12/27/2004                     10,712                       10,894
12/28/2004                     10,856                       11,042
12/29/2004                     10,864                       11,046
12/30/2004                     10,872                       11,055
12/31/2004                     10,852                       11,036

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND                                                      8.52%

S&P MIDCAP 400/BARRA GROWTH INDEX                                       10.36%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                          S&P MIDCAP 400/BARRA
                                   MID-CAP GROWTH FUND        GROWTH INDEX
                                   -------------------        ------------
OTHER                                     10.4%                  10.3%
CONSUMER DISCRETIONARY                    21.5%                  22.2%
INDUSTRIALS                               16.9%                  16.9%
INFORMATION TECHNOLOGY                    16.0%                  15.8%
HEALTH CARE                               15.8%                  15.6%
FINANCIALS                                12.5%                  12.7%
ENERGY                                     6.5%                   6.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Harman International Industries, Inc.             1.6%
Washington Post - Class B                         1.5%
Murphy Oil Corp.                                  1.4%
Legg Mason, Inc.                                  1.4%
Lyondell Chemical Co.                             1.3%
Sepracor, Inc.                                    1.2%
Patterson Cos., Inc.                              1.1%
Expeditors International
 Washington, Inc.                                 1.1%
Whole Foods Market, Inc.                          1.1%
Varian Medical Systems, Inc.                      1.1%
------------------------------------------------------
Top Ten Total                                    12.8%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 27

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

Inception: May 3, 2004

There was not a lot of good news for Rydex Large-Cap Growth Fund during the period, as value outperformed growth and large-cap stocks were the worst performers of the three market capitalizations. The technology and health care sectors were another drag on the Fund, which returned 4.26% during the period. The Fund's benchmark, the S&P 500/Barra Growth Index, returned 4.71%. For the year ended December 31, 2004, the Fund achieved a daily correlation of more than
0.99 to its benchmark of the daily price performance of the S&P 500/Barra Growth Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1)

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

          CUMULATIVE FUND PERFORMANCE: MAY 3, 2004 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

DATE                        LARGE-CAP GROWTH FUND     S&P 500/BARRA GROWTH INDEX
----                        ---------------------     --------------------------
5/3/2004                            10,000                      10,000
5/4/2004                            10,004                      10,011
5/5/2004                            10,024                      10,030
5/6/2004                             9,984                       9,991
5/7/2004                             9,908                       9,913
5/8/2004                             9,908                       9,913
5/9/2004                             9,908                       9,913
5/10/2004                            9,852                       9,855
5/11/2004                            9,916                       9,921
5/12/2004                            9,896                       9,897
5/13/2004                            9,880                       9,880
5/14/2004                            9,848                       9,846
5/15/2004                            9,848                       9,846
5/16/2004                            9,848                       9,846
5/17/2004                            9,760                       9,761
5/18/2004                            9,820                       9,820
5/19/2004                            9,784                       9,780
5/20/2004                            9,788                       9,781
5/21/2004                            9,816                       9,814
5/22/2004                            9,816                       9,814
5/23/2004                            9,816                       9,814
5/24/2004                            9,800                       9,799
5/25/2004                            9,956                       9,954
5/26/2004                            9,980                       9,980
5/27/2004                           10,064                      10,064
5/28/2004                           10,048                      10,050
5/29/2004                           10,048                      10,050
5/30/2004                           10,048                      10,050
5/31/2004                           10,048                      10,050
6/1/2004                            10,056                      10,056
6/2/2004                            10,084                      10,083
6/3/2004                            10,016                      10,017
6/4/2004                            10,068                      10,069
6/5/2004                            10,068                      10,069
6/6/2004                            10,068                      10,069
6/7/2004                            10,228                      10,230
6/8/2004                            10,260                      10,263
6/9/2004                            10,164                      10,163
6/10/2004                           10,192                      10,195
6/11/2004                           10,192                      10,195
6/12/2004                           10,192                      10,195
6/13/2004                           10,192                      10,195
6/14/2004                           10,116                      10,115
6/15/2004                           10,180                      10,179
6/16/2004                           10,180                      10,179
6/17/2004                           10,148                      10,146
6/18/2004                           10,164                      10,163
6/19/2004                           10,164                      10,163
6/20/2004                           10,164                      10,163
6/21/2004                           10,116                      10,122
6/22/2004                           10,160                      10,162
6/23/2004                           10,240                      10,247
6/24/2004                           10,200                      10,205
6/25/2004                           10,124                      10,125
6/26/2004                           10,124                      10,125
6/27/2004                           10,124                      10,125
6/28/2004                           10,128                      10,133
6/29/2004                           10,168                      10,174
6/30/2004                           10,200                      10,207
7/1/2004                            10,080                      10,086
7/2/2004                            10,032                      10,036
7/3/2004                            10,032                      10,036
7/4/2004                            10,032                      10,036
7/5/2004                            10,032                      10,036
7/6/2004                             9,944                       9,953
7/7/2004                             9,960                       9,970
7/8/2004                             9,884                       9,891
7/9/2004                             9,920                       9,930
7/10/2004                            9,920                       9,930
7/11/2004                            9,920                       9,930
7/12/2004                            9,920                       9,930
7/13/2004                            9,928                       9,941
7/14/2004                            9,880                       9,895
7/15/2004                            9,836                       9,852
7/16/2004                            9,764                       9,782
7/17/2004                            9,764                       9,782
7/18/2004                            9,764                       9,782
7/19/2004                            9,740                       9,760
7/20/2004                            9,820                       9,838
7/21/2004                            9,680                       9,699
7/22/2004                            9,720                       9,737
7/23/2004                            9,576                       9,594
7/24/2004                            9,576                       9,594
7/25/2004                            9,576                       9,594
7/26/2004                            9,548                       9,568
7/27/2004                            9,644                       9,667
7/28/2004                            9,644                       9,664
7/29/2004                            9,676                       9,697
7/30/2004                            9,696                       9,719
7/31/2004                            9,696                       9,719
8/1/2004                             9,696                       9,719
8/2/2004                             9,740                       9,764
8/3/2004                             9,652                       9,674
8/4/2004                             9,664                       9,685
8/5/2004                             9,484                       9,512
8/6/2004                             9,324                       9,354
8/7/2004                             9,324                       9,354
8/8/2004                             9,324                       9,354
8/9/2004                             9,332                       9,361
8/10/2004                            9,456                       9,489
8/11/2004                            9,432                       9,458
8/12/2004                            9,332                       9,356
8/13/2004                            9,352                       9,379
8/14/2004                            9,352                       9,379
8/15/2004                            9,352                       9,379
8/16/2004                            9,460                       9,487
8/17/2004                            9,484                       9,513
8/18/2004                            9,612                       9,641
8/19/2004                            9,572                       9,597
8/20/2004                            9,616                       9,644
8/21/2004                            9,616                       9,644
8/22/2004                            9,616                       9,644
8/23/2004                            9,616                       9,633
8/24/2004                            9,620                       9,636
8/25/2004                            9,696                       9,716
8/26/2004                            9,688                       9,708
8/27/2004                            9,716                       9,735
8/28/2004                            9,716                       9,735
8/29/2004                            9,716                       9,735
8/30/2004                            9,628                       9,647
8/31/2004                            9,656                       9,675
9/1/2004                             9,684                       9,703
9/2/2004                             9,796                       9,816
9/3/2004                             9,732                       9,753
9/4/2004                             9,732                       9,753
9/5/2004                             9,732                       9,753
9/6/2004                             9,732                       9,753
9/7/2004                             9,776                       9,810
9/8/2004                             9,752                       9,783
9/9/2004                             9,764                       9,800
9/10/2004                            9,820                       9,861
9/11/2004                            9,820                       9,861
9/12/2004                            9,820                       9,861
9/13/2004                            9,840                       9,881
9/14/2004                            9,868                       9,910
9/15/2004                            9,792                       9,832
9/16/2004                            9,784                       9,825
9/17/2004                            9,832                       9,876
9/18/2004                            9,832                       9,876
9/19/2004                            9,832                       9,876
9/20/2004                            9,772                       9,818
9/21/2004                            9,804                       9,852
9/22/2004                            9,656                       9,698
9/23/2004                            9,628                       9,667
9/24/2004                            9,628                       9,653
9/25/2004                            9,628                       9,653
9/26/2004                            9,628                       9,653
9/27/2004                            9,572                       9,595
9/28/2004                            9,632                       9,655
9/29/2004                            9,700                       9,723
9/30/2004                            9,660                       9,684
10/1/2004                            9,804                       9,834
10/2/2004                            9,804                       9,834
10/3/2004                            9,804                       9,834
10/4/2004                            9,836                       9,865
10/5/2004                            9,832                       9,862
10/6/2004                            9,884                       9,916
10/7/2004                            9,756                       9,785
10/8/2004                            9,652                       9,682
10/9/2004                            9,652                       9,682
10/10/2004                           9,652                       9,682
10/11/2004                           9,680                       9,714
10/12/2004                           9,660                       9,690
10/13/2004                           9,612                       9,644
10/14/2004                           9,544                       9,575
10/15/2004                           9,580                       9,613
10/16/2004                           9,580                       9,613
10/17/2004                           9,580                       9,613
10/18/2004                           9,664                       9,695
10/19/2004                           9,596                       9,627
10/20/2004                           9,612                       9,643
10/21/2004                           9,644                       9,675
10/22/2004                           9,520                       9,551
10/23/2004                           9,520                       9,551
10/24/2004                           9,520                       9,551
10/25/2004                           9,484                       9,517
10/26/2004                           9,604                       9,636
10/27/2004                           9,772                       9,807
10/28/2004                           9,788                       9,822
10/29/2004                           9,792                       9,828
10/30/2004                           9,792                       9,828
10/31/2004                           9,792                       9,828
11/1/2004                            9,780                       9,814
11/2/2004                            9,788                       9,824
11/3/2004                            9,908                       9,943
11/4/2004                           10,048                      10,084
11/5/2004                           10,100                      10,139
11/6/2004                           10,100                      10,139
11/7/2004                           10,100                      10,139
11/8/2004                           10,100                      10,140
11/9/2004                           10,100                      10,137
11/10/2004                          10,072                      10,104
11/11/2004                          10,164                      10,201
11/12/2004                          10,248                      10,285
11/13/2004                          10,248                      10,285
11/14/2004                          10,248                      10,285
11/15/2004                          10,272                      10,308
11/16/2004                          10,200                      10,235
11/17/2004                          10,260                      10,293
11/18/2004                          10,276                      10,312
11/19/2004                          10,140                      10,176
11/20/2004                          10,140                      10,176
11/21/2004                          10,140                      10,176
11/22/2004                          10,172                      10,210
11/23/2004                          10,136                      10,175
11/24/2004                          10,172                      10,211
11/25/2004                          10,172                      10,211
11/26/2004                          10,168                      10,209
11/27/2004                          10,168                      10,209
11/28/2004                          10,168                      10,209
11/29/2004                          10,140                      10,177
11/30/2004                          10,084                      10,124
12/1/2004                           10,264                      10,302
12/2/2004                           10,296                      10,338
12/3/2004                           10,308                      10,352
12/4/2004                           10,308                      10,352
12/5/2004                           10,308                      10,352
12/6/2004                           10,284                      10,327
12/7/2004                           10,172                      10,216
12/8/2004                           10,240                      10,282
12/9/2004                           10,296                      10,339
12/10/2004                          10,280                      10,322
12/11/2004                          10,280                      10,322
12/12/2004                          10,280                      10,322
12/13/2004                          10,360                      10,405
12/14/2004                          10,408                      10,453
12/15/2004                          10,416                      10,462
12/16/2004                          10,416                      10,460
12/17/2004                          10,304                      10,349
12/18/2004                          10,304                      10,349
12/19/2004                          10,304                      10,349
12/20/2004                          10,320                      10,365
12/21/2004                          10,404                      10,447
12/22/2004                          10,432                      10,470
12/23/2004                          10,440                      10,479
12/24/2004                          10,440                      10,479
12/25/2004                          10,440                      10,479
12/26/2004                          10,440                      10,479
12/27/2004                          10,384                      10,424
12/28/2004                          10,456                      10,497
12/29/2004                          10,448                      10,489
12/30/2004                          10,447                      10,490
12/31/2004                          10,426                      10,471

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                       INCEPTION
                                                                      (05/03/04)
--------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                                                    4.26%

S&P 500/BARRA GROWTH INDEX                                               4.71%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              LARGE-CAP GROWTH FUND   S&P 500/BARRA GROWTH INDEX
                              ---------------------   --------------------------
OTHER                                  6.2%                      6.2%
INFORMATION TECHNOLOGY                24.2%                     24.2%
CONSUMER STAPLES                      18.3%                     18.5%
HEALTH CARE                           17.6%                     17.6%
INDUSTRIALS                           15.5%                     15.8%
CONSUMER DISCRETIONARY                10.2%                     10.4%
ENERGY                                 7.5%                      7.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
General Electric Co.                              6.9%
Exxon Mobil Corp.                                 5.9%
Microsoft Corp.                                   5.2%
Wal-Mart Stores, Inc.                             4.0%
Johnson & Johnson                                 3.4%
International Business Machines Corp.             2.9%
Intel Corp.                                       2.7%
Procter & Gamble Co.                              2.5%
Cisco Systems, Inc.                               2.3%
Altria Group, Inc.                                2.3%
------------------------------------------------------
Top Ten Total                                    38.1%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


28 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE: Seeks long term capital appreciation.

Inception: May 1, 2002

In 2004, the Fund's value and growth exposures were comparable to the S&P 500 Index's, and Rydex Sector Rotation Fund's return of 10.71% fell between the Index's price return of 8.99% and total return of 10.89%. Sector overweights in internet software and services, hotels, restaurants and leisure, energy equipment and services and building products were beneficial to performance, as were underweights in semiconductors, pharmaceuticals and media sectors, which struggled in 2004. Being at the right place at the wrong time detracted from performance, as the Fund owned securities in some sectors that performed well, such as construction and engineering and personal products, at the wrong time. In general, the smaller the capitalization, the better the performer in 2004, and value generally bested growth.

          CUMULATIVE FUND PERFORMANCE: MAY 1, 2002 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                SECTOR ROTATION
DATE                                                 FUND          S&P 500 INDEX
----                                             ---------------   -------------
5/1/2002                                            10,000            10,000
5/31/2002                                            9,860             9,838
6/30/2002                                            9,400             9,137
7/31/2002                                            8,520             8,425
8/31/2002                                            8,410             8,480
9/30/2002                                            7,740             7,559
10/31/2002                                           7,830             8,224
11/30/2002                                           8,240             8,708
12/31/2002                                           7,760             8,196
1/31/2003                                            7,520             7,982
2/28/2003                                            7,410             7,862
3/31/2003                                            7,550             7,938
4/30/2003                                            7,990             8,592
5/31/2003                                            8,710             9,045
6/30/2003                                            8,660             9,160
7/31/2003                                            8,940             9,322
8/31/2003                                            9,390             9,503
9/30/2003                                            9,140             9,403
10/31/2003                                           9,870             9,935
11/30/2003                                           9,960            10,022
12/31/2003                                          10,080            10,547
1/31/2004                                           10,410            10,741
2/29/2004                                           10,590            10,890
3/31/2004                                           10,370            10,726
4/30/2004                                            9,700            10,558
5/31/2004                                            9,820            10,703
6/30/2004                                           10,130            10,911
7/31/2004                                            9,660            10,550
8/31/2004                                            9,570            10,592
9/30/2004                                            9,990            10,707
10/31/2004                                          10,200            10,871
11/30/2004                                          10,790            11,310
12/31/2004                                          11,160            11,695

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/01/02)
--------------------------------------------------------------------------------
SECTOR ROTATION FUND                                         10.71%     4.20%
S&P 500 INDEX                                                10.89%     6.04%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              SECTOR ROTATION FUND

UTILITIES                        6.52%
HEALTH CARE                      5.87%
MATERIALS                        6.68%
INFORMATION TECHNOLOGY           8.72%
ENERGY                          14.13%
CONSUMER DISCRETIONARY          15.87%
INDUSTRIALS                     42.21%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Yahoo!, Inc.                                      4.2%
eBay, Inc.                                        2.7%
United Parcel Service, Inc. - Class B             2.4%
Masco Corp.                                       2.3%
W.W. Grainger, Inc.                               1.8%
American Standard Cos., Inc.                      1.5%
Fastenal Co.                                      1.5%
InterActiveCorp                                   1.4%
VeriSign, Inc.                                    1.4%
Amazon.Com, Inc.                                  1.4%
------------------------------------------------------
Top Ten Total                                    20.6%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 29

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income, and liquidity.

Inception: May 7, 1997

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                               ONE         FIVE       INCEPTION
                                              YEAR         YEAR       (05/07/97)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND             0.23%        1.72%        2.30%
--------------------------------------------------------------------------------

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          U.S. GOVERNMENT MONEY MARKET FUND

FEDERAL HOME LOAN BANK-FADN                      25.6%
FREDDIE MAC-FADN                                 25.5%
FANNIE MAE-FADN                                  18.5%
FARMER MAC-FADN                                  14.2%
REPURCHASE AGREEMENTS                            10.2%
FEDERAL FARM CREDIT BANK-FADN                     4.7%
FEDERAL AGENCY BONDS                              2.3%

FADN - Federal Agency Discount Notes

The fund invests principally in U.S. Government securities.

                                              See Notes to Financial Statements.


30 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings-and-loan institutions.

Inception: May 2, 2001

Increases in the Fed funds rates during the second half of 2004 had minimal to little effect on Rydex Banking Fund, which outperformed the S&P 500 Index for the fourth consecutive year. Diversified banks led the outperformers in this sector, and most sub-industries also recorded gains that beat the Index. The exceptions were asset management and custody banks, with the former enduring another year of investigations into trading practices at some firms by the SEC and various states' attorney generals. Rydex Banking Fund returned 14.74% during the period. Because large-cap banks did well, the Fund's modified cap weight (less emphasis of the large-cap names) lessened performance.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                             BANKING FUND      S&P 500 INDEX
----                                             ------------      -------------
5/2/2001                                            10,000            10,000
5/31/2001                                           10,448             9,924
6/30/2001                                           10,464             9,682
7/31/2001                                           10,636             9,587
8/31/2001                                           10,204             8,987
9/30/2001                                            9,676             8,261
10/31/2001                                           9,124             8,419
11/30/2001                                           9,812             9,065
12/31/2001                                          10,084             9,144
1/31/2002                                           10,216             9,011
2/28/2002                                           10,248             8,837
3/31/2002                                           10,984             9,169
4/30/2002                                           11,344             8,613
5/31/2002                                           11,548             8,550
6/30/2002                                           11,148             7,941
7/31/2002                                           10,508             7,322
8/31/2002                                           10,840             7,370
9/30/2002                                            9,604             6,569
10/31/2002                                          10,017             7,147
11/30/2002                                          10,178             7,568
12/31/2002                                          10,005             7,123
1/31/2003                                           10,021             6,937
2/28/2003                                            9,897             6,832
3/31/2003                                            9,604             6,899
4/30/2003                                           10,410             7,467
5/31/2003                                           11,128             7,860
6/30/2003                                           11,096             7,961
7/31/2003                                           11,561             8,101
8/31/2003                                           11,561             8,259
9/30/2003                                           11,559             8,171
10/31/2003                                          12,654             8,634
11/30/2003                                          12,974             8,710
12/31/2003                                          13,181             9,166
1/31/2004                                           13,436             9,335
2/29/2004                                           13,830             9,464
3/31/2004                                           13,603             9,322
4/30/2004                                           12,929             9,175
5/31/2004                                           13,590             9,301
6/30/2004                                           13,566             9,482
7/31/2004                                           13,526             9,168
8/31/2004                                           13,984             9,205
9/30/2004                                           14,069             9,305
10/31/2004                                          14,298             9,447
11/30/2004                                          14,731             9,829
12/31/2004                                          15,123            10,164

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/02/01)
--------------------------------------------------------------------------------
BANKING FUND                                                 14.74%     11.95%

S&P 500 INDEX                                                10.89%      0.44%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                     BANKING FUND

THRIFTS & MORTGAGE FINANCE                         35%
COMMERCIAL BANKS                                   60%
OTHER                                               5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
JPMorgan Chase & Co.                              4.7%
Fannie Mae                                        4.3%
Bank of America Corp.                             4.1%
Washington Mutual, Inc.                           3.5%
Freddie Mac                                       3.4%
Fifth Third Bancorp                               3.1%
National City Corp.                               3.0%
Regions Financial Corp.                           2.8%
Wells Fargo & Co.                                 2.7%
Keycorp                                           2.7%
------------------------------------------------------
Top Ten Total                                    34.3%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 31

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Inception: May 2, 2001

Basic materials sharply outgained the S&P 500 Index during the period, as a maturing economic recovery and overseas demand for products helped boost this sector. While demand from China continued unabated during 2004, steady growth in the U.S. economy also helped basic materials companies. Construction materials and chemicals led the gainers, with these industries advancing 28.9% and 21.1%, respectively. Metal stocks dragged on performance, partly due to a pull-back from torrid performance in 2003 and sporadic concern that China's demand for metals would soon abate. Rydex Basic Materials Fund returned 20.83% during the period.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                       BASIC MATERIALS FUND    S&P 500 INDEX
----                                       --------------------    -------------
5/2/2001                                          10,000              10,000
5/31/2001                                         10,304               9,924
6/30/2001                                          9,840               9,682
7/31/2001                                          9,788               9,587
8/31/2001                                          9,764               8,987
9/30/2001                                          8,668               8,261
10/31/2001                                         8,868               8,419
11/30/2001                                         9,820               9,065
12/31/2001                                         9,684               9,144
1/31/2002                                          9,804               9,011
2/28/2002                                         10,316               8,837
3/31/2002                                         10,672               9,169
4/30/2002                                         10,108               8,613
5/31/2002                                         10,520               8,550
6/30/2002                                         10,256               7,941
7/31/2002                                          9,020               7,322
8/31/2002                                          9,000               7,370
9/30/2002                                          7,800               6,569
10/31/2002                                         8,016               7,147
11/30/2002                                         8,802               7,568
12/31/2002                                         8,450               7,123
1/31/2003                                          7,960               6,937
2/28/2003                                          7,668               6,832
3/31/2003                                          7,539               6,899
4/30/2003                                          8,137               7,467
5/31/2003                                          8,554               7,860
6/30/2003                                          8,606               7,961
7/31/2003                                          9,079               8,101
8/31/2003                                          9,420               8,259
9/30/2003                                          9,098               8,171
10/31/2003                                         9,936               8,634
11/30/2003                                        10,161               8,710
12/31/2003                                        11,108               9,166
1/31/2004                                         10,735               9,335
2/29/2004                                         11,244               9,464
3/31/2004                                         11,184               9,322
4/30/2004                                         10,710               9,175
5/31/2004                                         10,943               9,301
6/30/2004                                         11,709               9,482
7/31/2004                                         11,372               9,168
8/31/2004                                         11,553               9,205
9/30/2004                                         12,168               9,305
10/31/2004                                        11,967               9,447
11/30/2004                                        13,195               9,829
12/31/2004                                        13,421              10,164

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/02/01)
--------------------------------------------------------------------------------
BASIC MATERIALS FUND                                         20.83%     8.36%

S&P 500 INDEX                                                10.89%     0.44%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 BASIC MATERIALS FUND

CONSTRUCTION MATERIALS                              6%
CHEMICALS                                          44%
METALS & MINING                                    25%
PAPER & FOREST PRODUCTS                            13%
CONTAINERS & PACKAGING                             12%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
EI Du Pont de Nemours & Co.                       5.6%
Monsanto Co.                                      3.1%
Dow Chemical Co.                                  3.1%
MeadWestvaco Corp.                                2.9%
Alcoa, Inc.                                       2.7%
Scotts Co. - Class A                              2.4%
Ecolab, Inc.                                      2.4%
Praxair, Inc.                                     2.3%
Newmont Mining Corp.                              2.3%
Air Products & Chemicals, Inc.                    2.2%
------------------------------------------------------
Top Ten Total                                    29.0%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


32 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering and in the design, manufacture or sale of related biotechnology products or services.

Inception: May 2, 2001

The biotechnology industry's performance was basically flat during 2004, gaining just 1.1%. Political pressure on pharmaceutical companies to lower prescription drug prices leaked down to the biotechnology industry, preventing any momentum. Chiron led the list of underperformers, suffering a financial and public relations black eye in October when Great Britain's regulators pulled the company's license after discovering non-sterile batches of flu vaccine. This led to a flu vaccine shortage in the U.S. OSI Pharmaceutical and Eyetech Pharmaceutical topped the list of winners. OSI showed in clinical trials that its Tarceva drug could lengthen the lives of lung cancer patients, while Eyetech received FDA approval in August for Macugen, a drug that helps improve the vision of people with macular degeneration, an eye disorder. Rydex Biotechnology Fund was also relatively flat during the period, returning 1.10%. The Fund's methodology resulted in an underweight of Biogen, which subtracted from fund performance relative to a cap-weighted index.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                        BIOTECHNOLOGY FUND     S&P 500 INDEX
----                                        ------------------     -------------
5/2/2001                                          10,000              10,000
5/31/2001                                         10,564               9,924
6/30/2001                                         10,828               9,682
7/31/2001                                          9,588               9,587
8/31/2001                                          9,664               8,987
9/30/2001                                          8,304               8,261
10/31/2001                                         9,588               8,419
11/30/2001                                        10,448               9,065
12/31/2001                                         9,868               9,144
1/31/2002                                          8,432               9,011
2/28/2002                                          8,060               8,837
3/31/2002                                          8,332               9,169
4/30/2002                                          7,072               8,613
5/31/2002                                          6,348               8,550
6/30/2002                                          5,604               7,941
7/31/2002                                          5,676               7,322
8/31/2002                                          5,424               7,370
9/30/2002                                          5,196               6,569
10/31/2002                                         5,666               7,147
11/30/2002                                         6,063               7,568
12/31/2002                                         5,393               7,123
1/31/2003                                          5,244               6,937
2/28/2003                                          5,124               6,832
3/31/2003                                          5,401               6,899
4/30/2003                                          5,971               7,467
5/31/2003                                          7,010               7,860
6/30/2003                                          6,813               7,961
7/31/2003                                          7,423               8,101
8/31/2003                                          7,303               8,259
9/30/2003                                          7,287               8,171
10/31/2003                                         7,283               8,634
11/30/2003                                         7,371               8,710
12/31/2003                                         7,664               9,166
1/31/2004                                          8,037               9,335
2/29/2004                                          8,077               9,464
3/31/2004                                          7,953               9,322
4/30/2004                                          8,041               9,175
5/31/2004                                          7,833               9,301
6/30/2004                                          7,800               9,482
7/31/2004                                          7,006               9,168
8/31/2004                                          7,038               9,205
9/30/2004                                          7,367               9,305
10/31/2004                                         7,086               9,447
11/30/2004                                         7,367               9,829
12/31/2004                                         7,748              10,164

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/02/01)
--------------------------------------------------------------------------------
BIOTECHNOLOGY FUND                                            1.10%     -6.72%

S&P 500 INDEX                                                10.89%      0.44%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   BIOTECHNOLOGY FUND

BIOTECHNOLOGY                                     100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Amgen, Inc.                                      10.9%
Genentech, Inc.                                   8.3%
Biogen Idec, Inc.                                 5.6%
Genzyme Corp.                                     4.9%
Gilead Sciences, Inc.                             4.9%
Chiron Corp.                                      3.6%
Applera Corp. - Applied Biosystems Group          3.1%
Invitrogen Corp.                                  3.1%
Cephalon, Inc.                                    2.9%
Millennium Pharmaceuticals, Inc.                  2.7%
------------------------------------------------------
Top Ten Total                                    50.0%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 33

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Inception: May 29, 2001

Although typically a defensive holding, the consumer products sector outgained the S&P 500 Index, returning 13.30% in 2004. Tobacco firms and alcohol manufacturers and producers led the list of gainers. Despite a May filing of a $280 billion racketeering charge by the Department of Labor, the tobacco industry gained 26% for the period. Mondavi and Coors returned 45% and 36% respectively, helping to propel the alcohol industry. On the whole, beverages returned only 2% in 2004, as soft drink giants Pepsi and Coke both felt the effects of slowing soft drink consumption. The Fund's methodology caused a significant overweight to Food Products and underweight to Food Retailers, which boosted performance. Rydex Consumer Products Fund returned 13.30%.

         CUMULATIVE FUND PERFORMANCE: MAY 29, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                              CONSUMER PRODUCTS
DATE                                                FUND           S&P 500 INDEX
----                                          -----------------    -------------
5/29/2001                                          10,000             10,000
5/31/2001                                           9,860              9,908
6/30/2001                                           9,604              9,667
7/31/2001                                           9,664              9,572
8/31/2001                                           9,968              8,973
9/30/2001                                           9,716              8,248
10/31/2001                                          9,752              8,405
11/30/2001                                         10,044              9,050
12/31/2001                                         10,128              9,129
1/31/2002                                          10,216              8,996
2/28/2002                                          10,624              8,823
3/31/2002                                          10,984              9,155
4/30/2002                                          11,108              8,599
5/31/2002                                          11,208              8,536
6/30/2002                                          10,596              7,928
7/31/2002                                          10,124              7,310
8/31/2002                                          10,268              7,358
9/30/2002                                           9,446              6,558
10/31/2002                                          9,911              7,136
11/30/2002                                          9,919              7,556
12/31/2002                                          9,763              7,112
1/31/2003                                           9,418              6,925
2/28/2003                                           9,162              6,822
3/31/2003                                           9,202              6,888
4/30/2003                                           9,747              7,455
5/31/2003                                          10,464              7,848
6/30/2003                                          10,608              7,948
7/31/2003                                          10,632              8,088
8/31/2003                                          10,841              8,246
9/30/2003                                          10,913              8,158
10/31/2003                                         11,358              8,620
11/30/2003                                         11,682              8,696
12/31/2003                                         11,897              9,152
1/31/2004                                          12,111              9,320
2/29/2004                                          12,568              9,449
3/31/2004                                          12,641              9,307
4/30/2004                                          12,856              9,161
5/31/2004                                          12,747              9,286
6/30/2004                                          13,058              9,467
7/31/2004                                          12,180              9,154
8/31/2004                                          12,386              9,191
9/30/2004                                          12,056              9,290
10/31/2004                                         12,203              9,432
11/30/2004                                         12,890              9,814
12/31/2004                                         13,479             10,148

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/29/01)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND                                       13.30%     8.67%

S&P 500 INDEX                                                10.89%     0.41%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

              CONSUMER PRODUCTS FUND

FOOD PRODUCTS                                      33%
BEVERAGES                                          19%
HOUSEHOLD PRODUCTS                                 16%
FOOD & STAPLES RETAILING                           13%
TOBACCO                                            10%
PERSONAL PRODUCTS                                   9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Altria Group, Inc.                                6.9%
Procter & Gamble Co.                              6.0%
Coca-Cola Co.                                     5.8%
PepsiCo, Inc.                                     4.8%
Anheuser-Busch Cos., Inc.                         3.9%
Sysco Corp.                                       3.8%
Kimberly-Clark Corp.                              3.6%
Colgate-Palmolive Co.                             3.6%
Archer-Daniels-Midland Co.                        3.2%
Sara Lee Corp.                                    3.1%
------------------------------------------------------
Top Ten Total                                    44.7%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


34 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Inception: August 3, 2001

Concerns about overcapacity weighed on the electronics industry during the first eight months of 2004. Although the industry rebounded in August, it still trailed the S&P 500 Index and most other industries for the year. The S&P 500 Electronic Manufacturing Services Index lost 16.91% and the S&P 500 Electronic Equipment Manufacturer Index lost 2.25%. Rydex Electronics Fund had more smaller stock exposure than these indices and this adversely affected performance when uncertainty clouded the market in the first eight months of the period. Rydex Electronics Fund returned -21.98% during the period.

         CUMULATIVE FUND PERFORMANCE: AUGUST 3, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                           ELECTRONICS FUND    S&P 500 INDEX
----                                           ----------------    -------------
8/3/2001                                            10,000             10,000
8/31/2001                                            8,824              9,347
9/30/2001                                            6,068              8,592
10/31/2001                                           7,312              8,756
11/30/2001                                           8,432              9,427
12/31/2001                                           8,256              9,510
1/31/2002                                            8,504              9,371
2/28/2002                                            7,568              9,190
3/31/2002                                            8,696              9,536
4/30/2002                                            7,864              8,958
5/31/2002                                            7,308              8,892
6/30/2002                                            5,900              8,258
7/31/2002                                            5,164              7,615
8/31/2002                                            4,688              7,665
9/30/2002                                            3,643              6,832
10/31/2002                                           4,482              7,433
11/30/2002                                           5,674              7,871
12/31/2002                                           4,276              7,408
1/31/2003                                            4,043              7,214
2/28/2003                                            4,319              7,106
3/31/2003                                            4,147              7,175
4/30/2003                                            4,676              7,766
5/31/2003                                            5,484              8,175
6/30/2003                                            5,244              8,279
7/31/2003                                            5,764              8,425
8/31/2003                                            6,753              8,590
9/30/2003                                            6,125              8,498
10/31/2003                                           7,222              8,979
11/30/2003                                           7,627              9,058
12/31/2003                                           7,261              9,533
1/31/2004                                            7,450              9,708
2/29/2004                                            7,166              9,843
3/31/2004                                            6,908              9,695
4/30/2004                                            6,035              9,542
5/31/2004                                            6,685              9,673
6/30/2004                                            6,534              9,861
7/31/2004                                            5,433              9,535
8/31/2004                                            4,848              9,574
9/30/2004                                            4,998              9,677
10/31/2004                                           5,338              9,825
11/30/2004                                           5,480             10,223
12/31/2004                                           5,665             10,571

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (08/03/01)
--------------------------------------------------------------------------------
ELECTRONICS FUND                                            -21.98%    -15.35%

S&P 500 INDEX                                                10.89%      1.64%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                    ELECTRONICS FUND

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT          100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Intel Corp.                                      11.6%
Texas Instruments, Inc.                           5.9%
Applied Materials, Inc.                           5.4%
Micron Technology, Inc.                           3.1%
Advanced Micro Devices, Inc.                      3.0%
Broadcom Corp. - Class A                          3.0%
Lam Research Corp.                                2.8%
Analog Devices, Inc.                              2.6%
Kla-Tencor Corp.                                  2.5%
Xilinx, Inc.                                      2.5%
------------------------------------------------------
Top Ten Total                                    42.4%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 35

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

Inception: May 29, 2001

Crude oil prices, which surged to a record $55 per barrel in October before falling back somewhat at year-end, helped propel this sector to the stock market's strongest annual returns. Rydex Energy Fund gained 32.27% for the year. The twin pillars of pricing and supply and demand helped drive energy prices during the period. Increased demand for product in Asia, particularly China, helped force prices up. Both potential and real supply disruptions also played a large role in the industry's performance. Sabotage of Iraqi oil facilities, a spate of hurricanes that damaged oil platforms in the Gulf of Mexico, the Russian government's year-long claims to billions in back taxes from one of its largest oil companies, worker unrest in Nigeria and Norway and election uncertainty in Venezuela all played a role in limiting supply during 2004. In short, higher crude oil prices translated to higher profits for energy companies.

          CUMULATIVE FUND PERFORMANCE: MAY 29, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                             ENERGY FUND       S&P 500 INDEX
----                                             -----------       -------------
5/29/2001                                           10,000            10,000
5/31/2001                                            9,984             9,908
6/30/2001                                            9,188             9,667
7/31/2001                                            9,040             9,572
8/31/2001                                            8,796             8,973
9/30/2001                                            8,088             8,248
10/31/2001                                           8,324             8,405
11/30/2001                                           7,984             9,050
12/31/2001                                           8,440             9,129
1/31/2002                                            8,052             8,996
2/28/2002                                            8,304             8,823
3/31/2002                                            9,060             9,155
4/30/2002                                            8,768             8,599
5/31/2002                                            8,376             8,536
6/30/2002                                            8,104             7,928
7/31/2002                                            7,072             7,310
8/31/2002                                            7,200             7,358
9/30/2002                                            6,648             6,558
10/31/2002                                           6,980             7,136
11/30/2002                                           7,180             7,556
12/31/2002                                           7,300             7,112
1/31/2003                                            7,040             6,925
2/28/2003                                            7,140             6,822
3/31/2003                                            7,052             6,888
4/30/2003                                            7,120             7,455
5/31/2003                                            7,972             7,848
6/30/2003                                            7,900             7,948
7/31/2003                                            7,504             8,088
8/31/2003                                            7,916             8,246
9/30/2003                                            7,748             8,158
10/31/2003                                           7,876             8,620
11/30/2003                                           7,980             8,696
12/31/2003                                           8,980             9,152
1/31/2004                                            9,100             9,320
2/29/2004                                            9,576             9,449
3/31/2004                                            9,556             9,307
4/30/2004                                            9,752             9,161
5/31/2004                                            9,616             9,286
6/30/2004                                           10,252             9,467
7/31/2004                                           10,536             9,154
8/31/2004                                           10,300             9,191
9/30/2004                                           11,290             9,290
10/31/2004                                          11,330             9,432
11/30/2004                                          12,294             9,814
12/31/2004                                          11,878            10,148

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/29/01)
--------------------------------------------------------------------------------
ENERGY FUND                                                  32.27%     4.91%

S&P 500 INDEX                                                10.89%     0.41%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       ENERGY FUND

OIL & GAS                                          73%
ENERGY EQUIPMENT & SERVICES                        27%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Exxon Mobil Corp.                                 7.0%
BP PLC - SP ADR                                   4.8%
ChevronTexaco Corp.                               4.2%
ConocoPhillips                                    4.1%
Total SA - SP ADR                                 3.9%
Royal Dutch Petroleum Co.                         3.5%
Occidental Petroleum Corp.                        2.8%
Shell Transport & Trading Co.
 PLC - SP ADR                                     2.8%
Devon Energy Corp.                                2.7%
El Paso Corp.                                     2.1%
------------------------------------------------------
Top Ten Total                                    37.9%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


36 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

Inception: May 2, 2001

Increased demand and, consequently, record high crude oil prices, helped propel the energy services sector to impressive gains during the period. Rydex Energy Services Fund returned a healthy 33.74% in 2004. Typically, higher demand results in increased drilling and refining. However, regulatory roadblocks hindered most attempts at drilling in new oil fields, while U.S. refineries operated near capacity during the year. Energy services companies were able to raise their prices during the period, using extra cash to bolster their balance sheets, buy back shares, pay down debt and increase dividends.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                        ENERGY SERVICES FUND   S&P 500 INDEX
----                                        --------------------    ------------
5/2/2001                                          10,000              10,000
5/31/2001                                         10,376               9,924
6/30/2001                                          8,272               9,682
7/31/2001                                          7,620               9,587
8/31/2001                                          6,660               8,987
9/30/2001                                          5,700               8,261
10/31/2001                                         6,772               8,419
11/30/2001                                         6,584               9,065
12/31/2001                                         7,096               9,144
1/31/2002                                          6,836               9,011
2/28/2002                                          7,112               8,837
3/31/2002                                          7,844               9,169
4/30/2002                                          7,976               8,613
5/31/2002                                          7,776               8,550
6/30/2002                                          6,864               7,941
7/31/2002                                          5,940               7,322
8/31/2002                                          6,060               7,370
9/30/2002                                          5,571               6,569
10/31/2002                                         5,944               7,147
11/30/2002                                         6,296               7,568
12/31/2002                                         6,239               7,123
1/31/2003                                          5,953               6,937
2/28/2003                                          6,278               6,832
3/31/2003                                          5,983               6,899
4/30/2003                                          6,048               7,467
5/31/2003                                          7,029               7,860
6/30/2003                                          6,690               7,961
7/31/2003                                          6,083               8,101
8/31/2003                                          6,513               8,259
9/30/2003                                          6,122               8,171
10/31/2003                                         6,083               8,634
11/30/2003                                         6,027               8,710
12/31/2003                                         6,764               9,166
1/31/2004                                          7,198               9,335
2/29/2004                                          7,641               9,464
3/31/2004                                          7,411               9,322
4/30/2004                                          7,402               9,175
5/31/2004                                          7,111               9,301
6/30/2004                                          7,753               9,482
7/31/2004                                          8,044               9,168
8/31/2004                                          7,914               9,205
9/30/2004                                          8,782               9,305
10/31/2004                                         8,556               9,447
11/30/2004                                         9,198               9,829
12/31/2004                                         9,046              10,164

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/02/01)
--------------------------------------------------------------------------------
ENERGY SERVICES FUND                                         33.74%     -2.70%

S&P 500 INDEX                                                10.89%      0.44%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  ENERGY SERVICES FUND

ENERGY EQUIPMENT & SERVICES                       100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Schlumberger Ltd.                                 8.2%
Halliburton Co.                                   6.5%
Transocean, Inc.                                  6.2%
Baker Hughes, Inc.                                5.3%
Weatherford International Ltd.                    4.6%
BJ Services Co.                                   4.3%
Diamond Offshore Drilling, Inc.                   3.7%
Nabors Industries Ltd.                            3.5%
Tidewater, Inc.                                   3.3%
ENSCO International, Inc.                         3.1%
------------------------------------------------------
Top Ten Total                                    48.7%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 37

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

Inception: July 20, 2001

Despite a series of Fed fund rate increases during the latter half of 2004, the financial services sector performed strongly for the year, outperforming the S&P 500 Index. Banks, the worst performing industry in the group, still outperformed the Index. Real estate, consumer finance and life & health insurance were among the leaders of the group. REITs, in particular, remained a popular investment due to their high dividends. Under-performers included investment banking and brokerage, insurance brokers and reinsurance. Both investment and insurance brokers came under fire during 2004 for the way some companies conducted business. Rydex Financial Services Fund handed out a 17.12% return, in part due to its modified cap weight (less emphasis of the large-cap names).

         CUMULATIVE FUND PERFORMANCE: JULY 20, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                 FINANCIAL
DATE                                           SERVICES FUND       S&P 500 INDEX
----                                           -------------       -------------
7/20/2001                                          10,000             10,000
7/31/2001                                          10,108             10,005
8/31/2001                                           9,496              9,378
9/30/2001                                           8,992              8,621
10/31/2001                                          8,680              8,785
11/30/2001                                          9,280              9,459
12/31/2001                                          9,560              9,542
1/31/2002                                           9,480              9,403
2/28/2002                                           9,460              9,222
3/31/2002                                          10,064              9,568
4/30/2002                                           9,980              8,988
5/31/2002                                           9,984              8,922
6/30/2002                                           9,500              8,287
7/31/2002                                           8,628              7,641
8/31/2002                                           8,808              7,691
9/30/2002                                           7,678              6,855
10/31/2002                                          8,097              7,458
11/30/2002                                          8,406              7,897
12/31/2002                                          8,117              7,433
1/31/2003                                           7,988              7,239
2/28/2003                                           7,775              7,130
3/31/2003                                           7,682              7,199
4/30/2003                                           8,486              7,792
5/31/2003                                           8,993              8,203
6/30/2003                                           9,005              8,307
7/31/2003                                           9,403              8,454
8/31/2003                                           9,355              8,619
9/30/2003                                           9,370              8,527
10/31/2003                                          9,993              9,010
11/30/2003                                         10,106              9,089
12/31/2003                                         10,464              9,566
1/31/2004                                          10,855              9,741
2/29/2004                                          11,209              9,877
3/31/2004                                          11,064              9,728
4/30/2004                                          10,541              9,575
5/31/2004                                          10,839              9,706
6/30/2004                                          10,891              9,895
7/31/2004                                          10,589              9,567
8/31/2004                                          10,955              9,606
9/30/2004                                          11,065              9,710
10/31/2004                                         11,267              9,859
11/30/2004                                         11,787             10,258
12/31/2004                                         12,255             10,607

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (07/20/01)
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                                      17.12%     6.07%

S&P 500 INDEX                                                10.89%     1.72%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 FINANCIAL SERVICES FUND

COMMERCIAL BANKS                                   22%
INSURANCE                                          22%
REAL ESTATE                                        17%
THRIFTS & MORTGAGE FINANCE                         13%
DIVERSIFIED FINANCIAL SERVICES                     10%
CAPITAL MARKETS                                     9%
CONSUMER FINANCE                                    7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Citigroup, Inc.                                   3.4%
JPMorgan Chase & Co.                              2.7%
American Express Co.                              2.0%
National City Corp.                               1.9%
Fifth Third Bancorp                               1.9%
Bank of New York Co., Inc.                        1.9%
Keycorp                                           1.8%
Progressive Corp.                                 1.8%
Chubb Corp.                                       1.8%
Principal Financial Group                         1.8%
------------------------------------------------------
Top Ten Total                                    21.0%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


38 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

Inception: June 19, 2001

The growing threat of Medicare legislation during the first 10 months of the year depressed the industry, especially pharmaceutical companies. The second half of the year was marked by major setbacks for pharmaceutical companies. Sales of COX-2 inhibitors, known by their brand names Vioxx and Celebrex, ground to a halt during the last quarter. Merck voluntarily pulled Vioxx from the market and the FDA halted clinical trials using Pfizer's Celebrex when it was determined that the drugs could lead to heart attacks and strokes. As a group, pharmaceuticals lost -5% for the period.

Other health care industries fared much better during 2004. The health care equipment and supplies industry returned 19%, spurred on in part by the Centers for Medicare and Medicaid Services' decision to expand coverage of implantable cardiac defibrillators for people with congestive heart failure. St. Jude Medical and Guidant responded with gains of 37% and 21%, respectively. Health care providers and services fared even better, gaining 22% on the year, propelled by the election results.

Rydex Health Care Fund returned 6.22% in 2004. The Fund's methodology resulted in an average underweighting to the pharmaceutical sector, which contributed to the Fund's outperformance.

         CUMULATIVE FUND PERFORMANCE: JUNE 19, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                            HEALTH CARE FUND   S&P 500 INDEX
----                                            ----------------   -------------
6/19/2001                                            10,000           10,000
6/30/2001                                             9,552           10,099
7/31/2001                                             9,852           10,000
8/31/2001                                             9,516            9,374
9/30/2001                                             9,480            8,617
10/31/2001                                            9,436            8,781
11/30/2001                                            9,796            9,455
12/31/2001                                            9,528            9,537
1/31/2002                                             9,356            9,398
2/28/2002                                             9,360            9,217
3/31/2002                                             9,416            9,564
4/30/2002                                             8,848            8,984
5/31/2002                                             8,740            8,918
6/30/2002                                             7,856            8,282
7/31/2002                                             7,640            7,637
8/31/2002                                             7,736            7,687
9/30/2002                                             7,273            6,851
10/31/2002                                            7,538            7,455
11/30/2002                                            7,674            7,893
12/31/2002                                            7,498            7,430
1/31/2003                                             7,510            7,235
2/28/2003                                             7,342            7,126
3/31/2003                                             7,526            7,196
4/30/2003                                             7,943            7,788
5/31/2003                                             8,488            8,199
6/30/2003                                             8,688            8,303
7/31/2003                                             9,017            8,450
8/31/2003                                             8,944            8,614
9/30/2003                                             8,964            8,523
10/31/2003                                            9,205            9,005
11/30/2003                                            9,433            9,084
12/31/2003                                            9,730            9,561
1/31/2004                                            10,103            9,736
2/29/2004                                            10,167            9,872
3/31/2004                                            10,010            9,723
4/30/2004                                            10,131            9,570
5/31/2004                                            10,095            9,701
6/30/2004                                            10,167            9,890
7/31/2004                                             9,501            9,563
8/31/2004                                             9,598            9,601
9/30/2004                                             9,662            9,705
10/31/2004                                            9,438            9,854
11/30/2004                                            9,751           10,252
12/31/2004                                           10,335           10,601

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                        ONE           INCEPTION
                                                        YEAR          (06/19/01)
--------------------------------------------------------------------------------
HEALTH CARE FUND                                        6.22%           0.94%

S&P 500 INDEX                                          10.89%           1.67%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

   [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                     HEALTH CARE FUND

PHARMACEUTICALS                                    37%
HEALTH CARE PROVIDERS & SERVICES                   27%
HEALTH CARE EQUIPMENT & SUPPLIES                   21%
BIOTECHNOLOGY                                      15%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Pfizer, Inc.                                      7.6%
Johnson & Johnson                                 6.2%
Abbott Laboratories                               4.3%
UnitedHealth Group, Inc.                          3.3%
Bristol-Myers Squibb Co.                          3.1%
Wyeth                                             2.9%
Eli Lilly & Co.                                   2.9%
Genentech, Inc.                                   2.9%
Amgen, Inc.                                       2.7%
Boston Scientific Corp.                           2.6%
------------------------------------------------------
Top Ten Total                                    38.5%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 39

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

Inception: May 24, 2001

For the second consecutive year, Internet companies outpaced the S&P 500 Index. Internet software, service and security companies, including Yahoo, McAfee, Check Point Software, Tibco, Websense and Verisign, were among the Fund's better performers. Internet retailers eBay and Priceline led a mixed retailing industry, while Amazon, Netflix and Interactive Corp. disappointed during the period. Generally, improved company fundamentals helped the industry. Rydex Internet Fund gained 15.87% for the year. Its modified cap weight (less emphasis of the large-cap names) strategy placed less emphasis on the large-cap Internet winners.

         CUMULATIVE FUND PERFORMANCE: MAY 24, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                             INTERNET FUND     S&P 500 INDEX
----                                             -------------     -------------
5/24/2001                                           10,000            10,000
5/31/2001                                            8,716             9,715
6/30/2001                                            8,232             9,478
7/31/2001                                            7,292             9,385
8/31/2001                                            5,840             8,798
9/30/2001                                            4,544             8,087
10/31/2001                                           5,236             8,241
11/30/2001                                           6,360             8,874
12/31/2001                                           6,304             8,951
1/31/2002                                            5,976             8,821
2/28/2002                                            4,804             8,651
3/31/2002                                            5,216             8,976
4/30/2002                                            4,336             8,432
5/31/2002                                            4,172             8,370
6/30/2002                                            3,608             7,773
7/31/2002                                            3,132             7,167
8/31/2002                                            3,196             7,215
9/30/2002                                            2,780             6,430
10/31/2002                                           3,440             6,996
11/30/2002                                           4,288             7,408
12/31/2002                                           3,572             6,973
1/31/2003                                            3,540             6,790
2/28/2003                                            3,484             6,688
3/31/2003                                            3,512             6,753
4/30/2003                                            3,880             7,310
5/31/2003                                            4,544             7,695
6/30/2003                                            4,620             7,793
7/31/2003                                            4,764             7,930
8/31/2003                                            5,036             8,085
9/30/2003                                            4,912             7,999
10/31/2003                                           5,384             8,452
11/30/2003                                           5,524             8,526
12/31/2003                                           5,872             8,973
1/31/2004                                            6,284             9,138
2/29/2004                                            6,176             9,265
3/31/2004                                            6,144             9,125
4/30/2004                                            5,788             8,982
5/31/2004                                            6,196             9,105
6/30/2004                                            6,464             9,282
7/31/2004                                            5,764             8,975
8/31/2004                                            5,468             9,011
9/30/2004                                            5,788             9,109
10/31/2004                                           6,144             9,248
11/30/2004                                           6,604             9,622
12/31/2004                                           6,804             9,950

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                        ONE           INCEPTION
                                                        YEAR          (05/24/01)
--------------------------------------------------------------------------------
INTERNET FUND                                          15.87%          -10.13%

S&P 500 INDEX                                          10.89%           -0.14%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                    INTERNET FUND

OTHER                                              16%
DIVERSIFIED TELECOMMUNICATION SERVICES             24%
CAPITAL MARKETS                                    22%
HEALTH CARE PROVIDERS & SERVICES                   16%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT           15%
COMMERCIAL SERVICES & SUPPLIES                      7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Cisco Systems, Inc.                               8.8%
Qualcomm, Inc.                                    6.7%
Yahoo!, Inc.                                      6.6%
Time Warner, Inc.                                 6.6%
eBay, Inc.                                        6.4%
Amazon.Com, Inc.                                  4.4%
Juniper Networks, Inc.                            4.1%
Research In Motion Ltd.                           3.0%
Qwest Communications International, Inc.          2.9%
Sun Microsystems, Inc.                            2.7%
------------------------------------------------------
Top Ten Total                                    52.2%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


40 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses.

Inception: May 22, 2001

For the third consecutive year, the leisure industry outperformed the S&P 500 Index. Rydex Leisure Fund rose 23.86%, helped by a number of sub-industries. Casinos, gaming companies, hotels, resorts, cruise lines and home entertainment software all contributed to positive performance. Boyd Gaming's and MGM Mirage's joint venture in Atlantic City, the Borgata, led to a gain in market share during the period for the merged companies. The Borgata is the first Atlantic City hotel and casino to attempt to attract multi-day visitors, as opposed to day trippers. Casino gambling continued to grow in other states. More than 20 have made it legal, compared with only two states 20 years ago. Leisure facilities dragged on performance, dropping -9.2% for the period. The Fund's modified cap-weighting was beneficial in the movies and entertainment industries, but not elsewhere.

         CUMULATIVE FUND PERFORMANCE: MAY 22, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                              LEISURE FUND     S&P 500 INDEX
----                                              ------------     -------------
5/22/2001                                            10,000           10,000
5/31/2001                                             9,528            9,595
6/30/2001                                             9,488            9,362
7/31/2001                                             8,792            9,270
8/31/2001                                             7,872            8,689
9/30/2001                                             6,136            7,988
10/31/2001                                            6,368            8,140
11/30/2001                                            6,980            8,764
12/31/2001                                            7,236            8,841
1/31/2002                                             7,504            8,712
2/28/2002                                             7,424            8,544
3/31/2002                                             7,828            8,866
4/30/2002                                             8,060            8,328
5/31/2002                                             8,020            8,267
6/30/2002                                             7,608            7,678
7/31/2002                                             7,000            7,079
8/31/2002                                             6,876            7,126
9/30/2002                                             6,292            6,351
10/31/2002                                            6,312            6,910
11/30/2002                                            6,572            7,317
12/31/2002                                            6,168            6,887
1/31/2003                                             5,908            6,707
2/28/2003                                             5,676            6,606
3/31/2003                                             5,912            6,670
4/30/2003                                             6,272            7,220
5/31/2003                                             6,688            7,600
6/30/2003                                             6,952            7,697
7/31/2003                                             7,180            7,833
8/31/2003                                             7,380            7,986
9/30/2003                                             7,320            7,901
10/31/2003                                            7,908            8,348
11/30/2003                                            8,124            8,421
12/31/2003                                            8,320            8,863
1/31/2004                                             8,580            9,026
2/29/2004                                             9,004            9,151
3/31/2004                                             9,148            9,013
4/30/2004                                             8,796            8,871
5/31/2004                                             8,708            8,993
6/30/2004                                             8,836            9,168
7/31/2004                                             8,500            8,865
8/31/2004                                             8,392            8,901
9/30/2004                                             8,812            8,997
10/31/2004                                            8,990            9,134
11/30/2004                                            9,615            9,504
12/31/2004                                           10,305            9,827

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                        ONE           INCEPTION
                                                        YEAR          (05/22/01)
--------------------------------------------------------------------------------
LEISURE FUND                                           23.86%            0.84%

S&P 500 INDEX                                          10.89%           -0.48%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                     LEISURE FUND

HOTELS RESTAURANTS & LEISURE                       61%
MEDIA                                              21%
LEISURE EQUIPMENT & PRODUCTS                       12%
SOFTWARE                                            6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Time Warner, Inc.                                 6.0%
Viacom, Inc. - Class B                            5.8%
McDonald's Corp.                                  5.1%
Walt Disney Co.                                   4.4%
Electronic Arts, Inc.                             4.3%
Marriott International, Inc. - Class A            3.7%
Yum! Brands, Inc.                                 3.5%
Fox Entertainment Group, Inc. - Class A           3.5%
Hilton Hotels Corp.                               3.1%
Harrah's Entertainment, Inc.                      3.0%
------------------------------------------------------
Top Ten Total                                    42.4%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 41

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Inception: May 29, 1997

After an impressive year in 2003, precious metals stocks pulled back in 2004. In particular, gold stocks fell early in the year and later in December, when the stock market rallied and the U.S. dollar appreciated. In between, concerns about the dollar's weakness and higher oil prices drove investors toward the sector. The XAU fell 7.7%. The Fund's methodology caused the Fund to be underweight Barrick Gold and overweight DRD Gold and Coeur d'Alene Mines relative to the XAU, lending to underperformance relative to the XAU, an Index that consists of 12 precious metals mining companies. For the year, Rydex Precious Metals Fund fell -14.21%.

         CUMULATIVE FUND PERFORMANCE: MAY 29, 1997 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                          PRECIOUS METAL FUND  S&P 500 INDEX
----                                          -------------------  -------------
5/29/1997                                           10,000             10,000
6/30/1997                                            8,870             10,501
9/30/1997                                            9,990             11,287
12/31/1997                                           7,020             11,611
3/31/1998                                            7,650             13,231
6/30/1998                                            6,610             13,668
9/30/1998                                            6,730             12,309
12/31/1998                                           5,810             14,930
3/31/1999                                            5,240             15,674
6/30/1999                                            5,740             16,778
9/30/1999                                            6,499             15,731
12/31/1999                                           5,602             18,071
3/31/2000                                            4,611             18,486
6/30/2000                                            4,797             17,995
9/30/2000                                            4,323             17,820
12/31/2000                                           4,446             16,426
3/31/2001                                            4,333             14,479
6/30/2001                                            4,890             15,326
9/30/2001                                            5,179             13,076
12/31/2001                                           5,024             14,474
3/31/2002                                            6,603             14,513
6/30/2002                                            6,819             12,569
9/30/2002                                            6,541             10,398
12/31/2002                                           7,314             11,275
3/31/2003                                            6,272             10,920
6/30/2003                                            7,139             12,601
9/30/2003                                            8,202             12,934
12/31/2003                                          10,306             14,509
3/31/2004                                           10,255             14,755
6/30/2004                                            8,129             15,009
9/30/2004                                            9,532             14,728
12/31/2004                                           8,841             16,088

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                      SINCE
                                        ONE             FIVE         INCEPTION
                                        YEAR            YEAR        (05/29/97)
--------------------------------------------------------------------------------
PRECIOUS METALS FUND                  -14.21%           9.56%         -1.61%

S&P 500 INDEX                          10.89%          -2.30%          6.46%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                 PRECIOUS METALS FUND

METALS & MINING                                   100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Newmont Mining Corp.                             13.9%
Freeport-McMoRan Copper & Gold, Inc. - Class B   10.1%
Barrick Gold Corp.                                6.4%
Placer Dome, Inc.                                 5.5%
AngloGold Ashanti Ltd. - SP ADR                   5.2%
Gold Fields Ltd. - SP ADR                         4.7%
Goldcorp, Inc.                                    4.6%
Harmony Gold Mining Co. Ltd. - SP ADR             4.5%
PAN American Silver Corp.                         3.4%
Meridian Gold, Inc.                               3.3%
------------------------------------------------------
Top Ten Total                                    61.6%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


42 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE: Rydex Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

Inception: October 1, 2001

In the previous four years, the real estate investment trust (REIT) industry easily outperformed the broader markets, and 2004 proved no different. REIT stocks have gained 22.5% annually during the last five years, while the S&P 500 Index has lost -2.3% during the same time span. Rydex Real Estate Fund gained 29.54% in 2004, almost tripling the S&P 500 Index gain. REIT stocks fell off in April because of concerns about the potential for rising interest rates, but performed strongly throughout the rest of the year. The Fund benefited from slight overweights in REITs. Despite incremental Fed funds rate increases during the latter half of the year, an improving economy helped this sector. Strong consumer consumption resulted in strong store sales, which in turn helped provide stability in the commercial renting and leasing area.

        CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                         REAL ESTATE FUND     S&P 500 INDEX
----------                                   ----------------     -------------
10/1/2001                                          10,000            10,000
10/31/2001                                          9,708            10,213
11/30/2001                                         10,208            10,997
12/31/2001                                         10,409            11,093
1/31/2002                                          10,284            10,931
2/28/2002                                          10,401            10,721
3/31/2002                                          10,975            11,124
4/30/2002                                          10,979            10,449
5/31/2002                                          11,100            10,372
6/30/2002                                          11,338             9,633
7/31/2002                                          10,757             8,883
8/31/2002                                          10,733             8,941
9/30/2002                                          10,276             7,969
10/31/2002                                          9,782             8,671
11/30/2002                                         10,231             9,181
12/31/2002                                         10,293             8,642
1/31/2003                                           9,963             8,415
2/28/2003                                          10,062             8,289
3/31/2003                                          10,215             8,369
4/30/2003                                          10,623             9,059
5/31/2003                                          11,122             9,536
6/30/2003                                          11,332             9,658
7/31/2003                                          11,914             9,828
8/31/2003                                          11,910            10,020
9/30/2003                                          12,280             9,913
10/31/2003                                         12,490            10,474
11/30/2003                                         13,019            10,566
12/31/2003                                         13,413            11,120
1/31/2004                                          13,923            11,325
2/29/2004                                          14,149            11,482
3/31/2004                                          14,956            11,309
4/30/2004                                          12,796            11,131
5/31/2004                                          13,683            11,284
6/30/2004                                          14,118            11,503
7/31/2004                                          14,118            11,123
8/31/2004                                          15,204            11,168
9/30/2004                                          15,198            11,289
10/31/2004                                         15,922            11,461
11/30/2004                                         16,610            11,925
12/31/2004                                         17,375            12,331

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                         SINCE
                                                           ONE         INCEPTION
                                                           YEAR       (10/01/01)
--------------------------------------------------------------------------------
REAL ESTATE FUND                                          29.54%        18.53%

S&P 500 INDEX                                             10.89%         6.66%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                    REAL ESTATE FUND

REAL ESTATE                                       100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Simon Property Group, Inc.                       2.5%
Equity Office Properties Trust                   2.2%
Equity Residential                               2.2%
Vornado Realty Trust                             2.0%
Prologis                                         1.9%
General Growth Properties, Inc.                  1.8%
Plum Creek Timber (REIT) Co.                     1.7%
Boston Properties, Inc.                          1.7%
Archstone-Smith Trust                            1.7%
Public Storage, Inc.                             1.7%
------------------------------------------------------
Top Ten Total                                   19.4%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 43

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

Inception: July 23, 2001

Consumer confidence indices increased throughout the year, and consumers showed their confidence in a tangible way by continuing their retail spending. The retailing sector outperformed the S&P 500 Index, but Rydex Retailing Fund lagged slightly, returning 10.06%. Distributors, department stores and clothing retailers led the gainers. Specialty stores, general merchandise stores and food and staples retailers all fell short of the S&P 500 Index's increase for 2004. The Fund's overweight position in smaller-cap stocks and the underperforming specialty store segment adversely affected performance

         CUMULATIVE FUND PERFORMANCE: JULY 23, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                             RETAILING FUND   S&P 500 INDEX
----------                                       --------------   -------------
7/23/2001                                            10,000           10,000
7/31/2001                                            10,224           10,171
8/31/2001                                             9,400            9,534
9/30/2001                                             8,412            8,764
10/31/2001                                            8,628            8,932
11/30/2001                                            9,892            9,617
12/31/2001                                           10,260            9,701
1/31/2002                                            10,420            9,559
2/28/2002                                            10,408            9,375
3/31/2002                                            10,480            9,728
4/30/2002                                            10,300            9,138
5/31/2002                                            10,112            9,071
6/30/2002                                             9,520            8,424
7/31/2002                                             8,344            7,768
8/31/2002                                             8,600            7,819
9/30/2002                                             7,833            6,969
10/31/2002                                            8,436            7,582
11/30/2002                                            8,780            8,029
12/31/2002                                            8,012            7,557
1/31/2003                                             7,696            7,359
2/28/2003                                             7,538            7,249
3/31/2003                                             7,783            7,319
4/30/2003                                             8,598            7,922
5/31/2003                                             8,992            8,339
6/30/2003                                             9,316            8,446
7/31/2003                                             9,798            8,595
8/31/2003                                            10,624            8,762
9/30/2003                                             9,958            8,669
10/31/2003                                           10,979            9,159
11/30/2003                                           11,146            9,240
12/31/2003                                           10,838            9,725
1/31/2004                                            10,775            9,903
2/29/2004                                            11,409           10,041
3/31/2004                                            11,434            9,889
4/30/2004                                            11,004            9,734
5/31/2004                                            11,179            9,868
6/30/2004                                            11,317           10,060
7/31/2004                                            10,658            9,727
8/31/2004                                            10,412            9,766
9/30/2004                                            10,639            9,872
10/31/2004                                           10,939           10,023
11/30/2004                                           11,529           10,428
12/31/2004                                           11,928           10,783

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                         SINCE
                                                           ONE         INCEPTION
                                                           YEAR       (07/23/01)
--------------------------------------------------------------------------------
RETAILING FUND                                            10.06%         5.26%

S&P 500 INDEX                                             10.89%         2.21%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   RETAILING FUND

SPECILTY RETAIL                                    58%
FOOD AND STAPLES RETAILING                         15%
MULTILINE RETAIL                                   13%
INTERNET & CATALOG RETAIL                          13%
OTHER                                               1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Wal-Mart Stores, Inc.                             7.1%
Home Depot, Inc.                                  5.2%
eBay, Inc.                                        5.1%
Lowe's Cos., Inc.                                 3.8%
Target Corp.                                      3.3%
Costco Wholesale Corp.                            3.1%
InterActiveCorp                                   3.0%
Amazon.Com, Inc.                                  2.9%
Gap, Inc.                                         2.8%
Staples, Inc.                                     2.8%
------------------------------------------------------
Top Ten Total                                    39.1%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


44 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers and PC hardware and peripherals companies.

Inception: May 2, 2001

The technology sector was beaten up heavily in the first eight months of the year, when there was much uncertainty in the market. Despite a year-end rally, the technology sector was one of the market's worst-performing groups. Small-cap companies typically performed better than larger companies, helping to boost performance somewhat in Rydex Technology Fund, which was up 1.15% for the year.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                           TECHNOLOGY FUND     S&P 500 INDEX
----                                           ---------------     -------------
5/2/2001                                            10,000            10,000
5/31/2001                                            8,972             9,924
6/30/2001                                            8,896             9,682
7/31/2001                                            8,220             9,587
8/31/2001                                            7,112             8,987
9/30/2001                                            5,640             8,261
10/31/2001                                           6,524             8,419
11/30/2001                                           7,596             9,065
12/31/2001                                           7,444             9,144
1/31/2002                                            7,408             9,011
2/28/2002                                            6,432             8,837
3/31/2002                                            6,820             9,169
4/30/2002                                            6,032             8,613
5/31/2002                                            5,776             8,550
6/30/2002                                            4,992             7,941
7/31/2002                                            4,500             7,322
8/31/2002                                            4,480             7,370
9/30/2002                                            3,651             6,569
10/31/2002                                           4,524             7,147
11/30/2002                                           5,419             7,568
12/31/2002                                           4,533             7,123
1/31/2003                                            4,482             6,937
2/28/2003                                            4,542             6,832
3/31/2003                                            4,496             6,899
4/30/2003                                            4,962             7,467
5/31/2003                                            5,707             7,860
6/30/2003                                            5,725             7,961
7/31/2003                                            6,127             8,101
8/31/2003                                            6,785             8,259
9/30/2003                                            6,506             8,171
10/31/2003                                           7,170             8,634
11/30/2003                                           7,307             8,710
12/31/2003                                           7,312             9,166
1/31/2004                                            7,705             9,335
2/29/2004                                            7,524             9,464
3/31/2004                                            7,391             9,322
4/30/2004                                            6,855             9,175
5/31/2004                                            7,239             9,301
6/30/2004                                            7,361             9,482
7/31/2004                                            6,580             9,168
8/31/2004                                            6,207             9,205
9/30/2004                                            6,454             9,305
10/31/2004                                           6,821             9,447
11/30/2004                                           7,183             9,829
12/31/2004                                           7,396            10,164

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                           ONE         INCEPTION
                                                           YEAR       (05/02/01)
--------------------------------------------------------------------------------
TECHNOLOGY FUND                                            1.15%        -7.90%

S&P 500 INDEX                                             10.89%         0.44%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   TECHNOLOGY FUND

SOFTWARE                                           24%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT           20%
COMPUTERS & PERIPHERALS                            19%
COMMUNICATIONS EUIPMENT                            16%
IT SERVICES                                         9%
ELECTRONIC EQUIPMENT & INSTRUMENTS                  7%
OTHER                                               5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Microsoft Corp.                                   8.4%
Intel Corp.                                       5.3%
Cisco Systems, Inc.                               4.9%
Dell, Inc.                                        4.8%
International Business Machines Corp.             4.6%
Oracle Corp.                                      4.1%
Hewlett-Packard Co.                               3.3%
Motorola, Inc.                                    2.7%
Qualcomm, Inc.                                    2.5%
EMC Corp./MA                                      2.2%
------------------------------------------------------
Top Ten Total                                    42.8%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 45

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

Inception: July 27, 2001

A strong second half of the year propelled the telecommunications sector and, in particular, Rydex Telecommunications Fund, which gained 12.68% for the year. Diversified telecommunications services outperformed the sector during the first eight months of 2004, when the group struggled. Higher-beta telecommunication companies, which have higher risk and potentially higher returns, did very well in January and later in the year. Overall, this industry produced volatile returns, which is typical for higher-beta firms. Our model let us overweight small stocks, which helped the Fund.

         CUMULATIVE FUND PERFORMANCE: JULY 27, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                   TELECOMMUNICATIONS FUND    S&P 500 INDEX
----                                   -----------------------    -------------
7/27/2001                                      10,000                10,000
7/31/2001                                       9,960                10,046
8/31/2001                                       8,932                 9,417
9/30/2001                                       8,804                 8,656
10/31/2001                                      8,524                 8,821
11/30/2001                                      9,092                 9,498
12/31/2001                                      9,024                 9,581
1/31/2002                                       8,180                 9,441
2/28/2002                                       7,292                 9,259
3/31/2002                                       7,216                 9,607
4/30/2002                                       6,076                 9,025
5/31/2002                                       5,936                 8,958
6/30/2002                                       5,176                 8,320
7/31/2002                                       4,576                 7,672
8/31/2002                                       4,668                 7,722
9/30/2002                                       3,948                 6,883
10/31/2002                                      5,148                 7,489
11/30/2002                                      6,188                 7,929
12/31/2002                                      5,452                 7,464
1/31/2003                                       5,420                 7,268
2/28/2003                                       5,184                 7,159
3/31/2003                                       5,096                 7,229
4/30/2003                                       5,588                 7,824
5/31/2003                                       6,188                 8,236
6/30/2003                                       6,216                 8,341
7/31/2003                                       6,232                 8,488
8/31/2003                                       6,488                 8,654
9/30/2003                                       6,512                 8,562
10/31/2003                                      6,992                 9,046
11/30/2003                                      7,068                 9,126
12/31/2003                                      7,288                 9,605
1/31/2004                                       8,072                 9,781
2/29/2004                                       8,220                 9,917
3/31/2004                                       7,936                 9,767
4/30/2004                                       7,372                 9,614
5/31/2004                                       7,444                 9,746
6/30/2004                                       7,720                 9,935
7/31/2004                                       7,204                 9,606
8/31/2004                                       7,120                 9,645
9/30/2004                                       7,392                 9,750
10/31/2004                                      7,676                 9,899
11/30/2004                                      8,072                10,299
12/31/2004                                      8,212                10,650

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                           ONE         INCEPTION
                                                           YEAR       (07/27/01)
--------------------------------------------------------------------------------
TELECOMMUNICATIOnS FUND                                   12.68%        -5.58%

S&P 500 INDEX                                             10.89%         1.85%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

              TELECOMMUNICATIONS FUND

COMMUNICATIONS EQUIPMENT                           52%
DIVERSIFIED TELECOMMUNICATION SERVICES             28%
WIRELESS TELECOMMUNICATION SERVICES                19%
OTHER                                               1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Cisco Systems, Inc.                               7.2%
Vodafone Group PLC - SP ADR                       6.4%
SBC Communications, Inc.                          5.4%
Nokia OYJ - SP ADR                                5.1%
Verizon Communications, Inc.                      4.7%
Qualcomm, Inc.                                    4.5%
Motorola, Inc.                                    4.0%
BellSouth Corp.                                   3.9%
Telefonaktiebolaget LM Ericsson - SP ADR          3.7%
Lucent Technologies, Inc.                         3.6%
------------------------------------------------------
Top Ten Total                                    48.5%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


46 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

Inception: June 11, 2001

The transportation industry outperformed the S&P 500 Index in 2004, despite the poor performance of legacy airlines. Rydex Transportation Fund was up 22.99% for the year. Despite rising fuel costs, trucking stocks were among the best performers in the group due to consolidation in the industry and increased demand for their services. The road and rail group and air freight logistics companies also had strong years. Soaring fuel costs, high capacity and mounting labor costs drove stock prices down for legacy air carriers, such as United and Continental. Fund holdings JetBlue Airways and Southwest Airways, fared better than most due to pre-purchases of jet fuel before prices rose and lower labor costs. The Fund's modified cap weighting and stock selection contributed to its outperformance.

         CUMULATIVE FUND PERFORMANCE: JUNE 11, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                       TRANSPORTATION FUND    S&P 500 INDEX
----                                       -------------------    -------------
6/11/2001                                         10,000              10,000
6/30/2001                                         10,008               9,766
7/31/2001                                         10,184               9,670
8/31/2001                                          9,760               9,065
9/30/2001                                          8,112               8,333
10/31/2001                                         8,392               8,492
11/30/2001                                         9,448               9,143
12/31/2001                                         9,760               9,223
1/31/2002                                         10,312               9,089
2/28/2002                                         10,412               8,913
3/31/2002                                         10,584               9,249
4/30/2002                                          9,704               8,688
5/31/2002                                          9,820               8,624
6/30/2002                                          9,748               8,010
7/31/2002                                          8,652               7,385
8/31/2002                                          8,404               7,434
9/30/2002                                          8,004               6,626
10/31/2002                                         8,484               7,209
11/30/2002                                         8,780               7,633
12/31/2002                                         8,620               7,185
1/31/2003                                          7,940               6,997
2/28/2003                                          7,608               6,892
3/31/2003                                          7,860               6,959
4/30/2003                                          8,704               7,532
5/31/2003                                          8,972               7,929
6/30/2003                                          8,904               8,030
7/31/2003                                          9,316               8,171
8/31/2003                                          9,568               8,331
9/30/2003                                          9,508               8,242
10/31/2003                                        10,204               8,709
11/30/2003                                        10,200               8,785
12/31/2003                                        10,388               9,246
1/31/2004                                          9,900               9,416
2/29/2004                                          9,888               9,546
3/31/2004                                          9,936               9,402
4/30/2004                                         10,004               9,255
5/31/2004                                         10,220               9,382
6/30/2004                                         11,000               9,564
7/31/2004                                         10,444               9,248
8/31/2004                                         10,440               9,285
9/30/2004                                         10,838               9,386
10/31/2004                                        11,700               9,529
11/30/2004                                        12,337               9,915
12/31/2004                                        12,776              10,252

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                         SINCE
                                                           ONE         INCEPTION
                                                           YEAR       (06/11/01)
--------------------------------------------------------------------------------
TRANSPORTATION FUND                                       22.99%         7.13%

S&P 500 INDEX                                             10.89%         0.70%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 TRANSPOTATION FUND

ROAD & RAIL                                        44%
AIR FREIGHT & LOGISTICS                            33%
AIRLINES                                           20%
OTHER                                               3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
United Parcel Service, Inc. - Class B            11.8%
FedEx Corp.                                       7.9%
Norfolk Southern Corp.                            6.5%
Burlington Northern Santa Fe Corp.                6.0%
Union Pacific Corp.                               5.8%
Southwest Airlines Co.                            5.5%
CNF, Inc.                                         4.0%
CSX Corp.                                         3.9%
JB Hunt Transport Services, Inc.                  3.3%
Yellow Roadway Corp.                              2.9%
------------------------------------------------------
Top Ten Total                                    57.6%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 47

PERFORMANCE REPORTS AND FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

Inception: May 2, 2001

Higher interest rates didn't dampen the performance of the utilities sector, which had a surprisingly strong year. The enactment of new federal tax legislation, which lowered the federal income tax rate on most stock dividends to 15%, likely helped companies in this sector. Utilities companies typically pay higher dividends than most other sectors, relative to their share prices. Rydex Utilities Fund returned 17.31% for 2004.

          CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                         UTILITIES FUND       S&P 500 INDEX
----                                         --------------       -------------
5/2/2001                                          10,000              10,000
5/31/2001                                          9,904               9,924
6/30/2001                                          9,124               9,682
7/31/2001                                          8,672               9,587
8/31/2001                                          8,460               8,987
9/30/2001                                          7,548               8,261
10/31/2001                                         7,500               8,419
11/30/2001                                         7,072               9,065
12/31/2001                                         7,292               9,144
1/31/2002                                          6,736               9,011
2/28/2002                                          6,528               8,837
3/31/2002                                          7,276               9,169
4/30/2002                                          7,144               8,613
5/31/2002                                          6,516               8,550
6/30/2002                                          6,032               7,941
7/31/2002                                          5,156               7,322
8/31/2002                                          5,336               7,370
9/30/2002                                          4,674               6,569
10/31/2002                                         4,646               7,147
11/30/2002                                         4,778               7,568
12/31/2002                                         4,898               7,123
1/31/2003                                          4,774               6,937
2/28/2003                                          4,562               6,832
3/31/2003                                          4,798               6,899
4/30/2003                                          5,254               7,467
5/31/2003                                          5,803               7,860
6/30/2003                                          5,791               7,961
7/31/2003                                          5,475               8,101
8/31/2003                                          5,563               8,259
9/30/2003                                          5,785               8,171
10/31/2003                                         5,867               8,634
11/30/2003                                         5,896               8,710
12/31/2003                                         6,142               9,166
1/31/2004                                          6,257               9,335
2/29/2004                                          6,339               9,464
3/31/2004                                          6,368               9,322
4/30/2004                                          6,175               9,175
5/31/2004                                          6,270               9,301
6/30/2004                                          6,376               9,482
7/31/2004                                          6,331               9,168
8/31/2004                                          6,549               9,205
9/30/2004                                          6,607               9,305
10/31/2004                                         6,761               9,447
11/30/2004                                         7,048               9,829
12/31/2004                                         7,206              10,164

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                         SINCE
                                                            ONE        INCEPTION
                                                           YEAR       (05/02/01)
--------------------------------------------------------------------------------
UTILITIES FUND                                            17.31%        -8.55%

S&P 500 INDEX                                             10.89%         0.44%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   UTILITIES FUND

ELECTRIC UTILITIES                                 57%
MULTI-UTILITIES & UNREGULATED POWER                30%
GAS UTILITIES                                      11%
OTHER                                               1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
------------------------------------------------------
Exelon Corp.                                      4.6%
FirstEnergy Corp.                                 3.4%
Consolidated Edison, Inc.                         3.3%
Progress Energy, Inc.                             3.2%
Public Service Enterprise Group, Inc.             3.2%
Constellation Energy Group, Inc.                  3.0%
TXU Corp.                                         2.9%
DTE Energy Co.                                    2.8%
Pinnacle West Capital Corp.                       2.7%
Energy East Corp.                                 2.7%
------------------------------------------------------
Top Ten Total                                    31.8%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


48 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 75.9%

FINANCIALS 15.2%
   BANKS 4.0%
   Bank of America Corp.                              37,360   $     1,755,546
   Wachovia Corp.+                                    13,630           716,938
   U.S. Bancorp                                       20,760           650,203
   National City Corp.                                16,110           604,931
   Wells Fargo & Co.                                   8,630           536,355
   KeyCorp                                            15,030           509,517
   Comerica, Inc.+                                     7,670           468,023
                                                               ---------------
TOTAL BANKS                                                          5,241,513
                                                               ---------------
   INSURANCE 3.6%
   American International Group, Inc.+                22,260         1,461,814
   Allstate Corp.                                     13,650           705,978
   Loews Corp.                                         7,100           499,130
   SAFECO Corp.+                                       8,970           468,593
   Lincoln National Corp.+                             9,680           451,862
   Chubb Corp.+                                        4,530           348,357
   ACE Ltd.                                            8,010           342,427
   Prudential Financial, Inc.                          6,050           332,508
   Torchmark Corp.                                     1,840           105,138
                                                               ---------------
TOTAL INSURANCE                                                      4,715,807
                                                               ---------------
   DIVERSIFIED FINANCIALS 3.4%
   Citigroup, Inc.                                    36,960         1,780,733
   J.P. Morgan Chase & Co.                            41,320         1,611,893
   Principal Financial Group, Inc.                    12,760           522,395
   CIT Group, Inc.                                    10,810           495,314
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         4,410,335
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.9%
   Fannie Mae+                                        13,930           991,955
   Freddie Mac                                        11,480           846,076
   MGIC Investment Corp.+                              6,570           452,739
   Countrywide Financial Corp.                         3,650           135,086
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     2,425,856
                                                               ---------------
   CONSUMER FINANCE 1.3%
   American Express Co.                               10,920           615,560
   Capital One Financial Corp.+                        6,970           586,944
   Providian Financial Corp.*                         26,850           442,220
                                                               ---------------
TOTAL CONSUMER FINANCE                                               1,644,724
                                                               ---------------
   CAPITAL MARKETS 1.0%
   Bear Stearns Cos., Inc.+                            4,780           489,042
   Franklin Resources, Inc.+                           6,390           445,064
   Janus Capital Group, Inc.                           8,530           143,389
   Morgan Stanley                                      2,200           122,144
   Merrill Lynch & Co., Inc.                           1,410            84,276
   Goldman Sachs Group, Inc.+                            634            65,961
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,349,876
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 0.0%
   Equity Office Properties Trust                      1,640   $        47,757
                                                               ---------------
TOTAL REAL ESTATE                                                       47,757
                                                               ---------------
TOTAL FINANCIALS                                                    19,835,868
                                                               ---------------
INFORMATION TECHNOLOGY 12.8%
   SOFTWARE 2.7%
   Microsoft Corp.                                    81,960         2,189,152
   BMC Software, Inc.*                                22,540           419,244
   Compuware Corp.*                                   56,300           364,261
   Oracle Corp.*                                      16,420           225,282
   Novell, Inc.*+                                     29,490           199,058
   Veritas Software Corp.*                             2,620            74,801
   Symantec Corp.*+                                    1,940            49,974
                                                               ---------------
TOTAL SOFTWARE                                                       3,521,772
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 2.6%
   Intel Corp.                                        53,990         1,262,826
   Applied Materials, Inc.*+                          37,040           633,384
   Micron Technology, Inc.*+                          36,520           451,022
   Broadcom Corp. -- Class A*+                        13,700           442,236
   National Semiconductor Corp.+                      18,590           333,691
   Texas Instruments, Inc.+                            7,560           186,127
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           3,309,286
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.5%
   International Business Machines
      Corp.                                           18,710         1,844,432
   Hewlett-Packard Co.                                31,500           660,555
   Dell, Inc.*                                        12,540           528,436
   Sun Microsystems, Inc.*                            31,880           171,514
   Apple Computer, Inc.*                               1,410            90,804
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        3,295,741
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 2.4%
   Cisco Systems, Inc.*+                              59,260         1,143,718
   Motorola, Inc.+                                    40,430           695,396
   Comverse Technology, Inc.*                         19,140           467,973
   Tellabs, Inc.*+                                    49,910           428,727
   Qualcomm, Inc.                                      5,390           228,536
   Scientific-Atlanta, Inc.+                           3,850           127,088
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       3,091,438
                                                               ---------------
   IT CONSULTING & SERVICES 1.7%
   First Data Corp.                                   16,430           698,932
   Affiliated Computer Services,
      Inc. -- Class A*+                                7,610           458,046
   Sabre Holdings Corp.+                              17,770           393,783
   Computer Sciences Corp.*+                           6,830           385,007
   SunGard Data Systems, Inc.*+                        9,570           271,118
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       2,206,886
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   OFFICE ELECTRONICS 0.5%
   Xerox Corp.*                                       36,610   $       622,736
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               622,736
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Molex, Inc.                                        14,000           420,000
   Agilent Technologies, Inc.*                           760            18,316
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               438,316
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.1%
   Yahoo!, Inc.*+                                      4,010           151,097
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     151,097
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        16,637,272
                                                               ---------------
HEALTH CARE 9.7%
   PHARMACEUTICALS 5.3%
   Pfizer, Inc.                                       78,800         2,118,932
   Johnson & Johnson, Inc.+                           28,080         1,780,834
   Merck & Co., Inc.                                  31,870         1,024,302
   Wyeth                                              21,050           896,519
   Abbott Laboratories                                 7,920           369,468
   Forest Laboratories, Inc.*+                         6,880           308,637
   Eli Lilly & Co.                                     2,840           161,170
   Mylan Laboratories, Inc.+                           5,350            94,588
   Watson Pharmaceuticals, Inc.*+                      2,780            91,212
   Bristol-Myers Squibb Co.                            1,020            26,132
                                                               ---------------
TOTAL PHARMACEUTICALS                                                6,871,794
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.0%
   WellPoint, Inc.*                                    6,250           718,750
   Aetna, Inc.                                         4,480           558,880
   CIGNA Corp.                                         6,380           520,417
   Laboratory Corporation of America
      Holdings*+                                       9,320           464,322
   Quest Diagnostics, Inc.+                            1,830           174,857
   UnitedHealth Group, Inc.+                           1,560           137,327
   Cardinal Health, Inc.                               1,160            67,454
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,642,007
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Hospira, Inc.*                                     13,580           454,930
   Becton, Dickinson & Co.                             7,520           427,136
   Bausch & Lomb, Inc.+                                6,590           424,792
   Thermo Electron Corp.*                             14,060           424,471
   Medtronic, Inc.                                     2,720           135,102
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,866,431
                                                               ---------------
   BIOTECHNOLOGY 1.0%
   Genzyme Corp.*                                      9,780           567,924
   Amgen, Inc.*+                                       4,940           316,901
   Biogen Idec, Inc.*+                                 3,670           244,459

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Gilead Sciences, Inc.*                              2,160   $        75,578
   Chiron Corp.*                                       2,020            67,327
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  1,272,189
                                                               ---------------
TOTAL HEALTH CARE                                                   12,652,421
                                                               ---------------
INDUSTRIALS 8.9%
   INDUSTRIAL CONGLOMERATES 3.6%
   General Electric Co.                               81,810         2,986,065
   Tyco International Ltd.+                           28,900         1,032,886
   Textron, Inc.                                       6,410           473,058
   3M Co.                                              2,010           164,961
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                       4,656,970
                                                               ---------------
   MACHINERY 1.4%
   Illinois Tool Works, Inc.                           5,590           518,081
   Dover Corp.                                        11,120           466,373
   Parker Hannifin Corp.                               3,970           300,688
   Paccar, Inc.+                                       3,310           266,389
   Danaher Corp.+                                      2,410           138,358
   Eaton Corp.+                                        1,810           130,972
   Cummins, Inc.                                         780            65,356
                                                               ---------------
TOTAL MACHINERY                                                      1,886,217
                                                               ---------------
   AEROSPACE & DEFENSE 1.4%
   Lockheed Martin Corp.                              10,210           567,165
   Northrop Grumman Corp.+                             9,930           539,795
   Raytheon Co.                                        7,650           297,050
   General Dynamics Corp.                              2,770           289,742
   L-3 Communications Holdings, Inc.                     910            66,648
   United Technologies Corp.                             580            59,943
   Boeing Co.                                            300            15,531
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            1,835,874
                                                               ---------------
   ROAD & RAIL 0.8%
   Burlington Northern Santa Fe Corp.                 11,760           556,365
   Norfolk Southern Corp.                             14,130           511,365
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,067,730
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Cendant Corp.                                      24,420           570,939
   Waste Management, Inc.                              7,450           223,053
   Robert Half International, Inc.                     5,900           173,637
   Monster Worldwide, Inc.*+                           1,990            66,944
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,034,573
                                                               ---------------
   AIR FREIGHT & COURIERS 0.5%
   United Parcel Service, Inc. --
      Class B+                                         5,330           455,502
   FedEx Corp.+                                        2,560           252,134
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           707,636
                                                               ---------------
   BUILDING PRODUCTS 0.2%
   Masco Corp.+                                        7,030           256,806
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                256,806
                                                               ---------------

                                              See Notes to Financial Statements.


50 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.2%
   W.W. Grainger, Inc.                                 3,020   $       201,192
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 201,192
                                                               ---------------
TOTAL INDUSTRIALS                                                   11,646,998
                                                               ---------------
CONSUMER DISCRETIONARY 8.8%
   MEDIA 2.8%
   Comcast Corp. -- Class A*                          32,570         1,083,929
   Walt Disney Co.+                                   32,050           890,990
   Viacom, Inc. -- Class B                            14,720           535,661
   McGraw-Hill Cos., Inc.                              4,310           394,537
   Time Warner, Inc.*+                                18,840           366,250
   Clear Channel Communications,
      Inc.+                                            6,310           211,322
   Gannett Co., Inc.                                   1,080            88,236
                                                               ---------------
TOTAL MEDIA                                                          3,570,925
                                                               ---------------
   SPECIALTY RETAIL 1.6%
   Home Depot, Inc.                                   18,980           811,205
   Limited Brands, Inc.+                              19,730           454,185
   Sherwin-Williams Co.                                9,860           440,052
   Circuit City Stores, Inc.                          23,050           360,502
   Toys `R' Us, Inc.*+                                 1,620            33,161
   TJX Cos., Inc.+                                       970            24,376
   Lowe's Cos., Inc.+                                     90             5,183
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               2,128,664
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 1.3%
   Marriott International, Inc. --
      Class A                                          8,710           548,556
   Starwood Hotels & Resorts
      Worldwide, Inc.+                                 9,100           531,440
   Carnival Corp.+                                     7,330           422,428
   McDonald's Corp.                                    3,160           101,310
   Starbucks Corp.*                                      170            10,601
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,614,335
                                                               ---------------
   MULTILINE RETAIL 0.8%
   JC Penney Holding Co., Inc.+                       10,810           447,534
   Federated Department Stores, Inc.                   7,350           424,757
   Nordstrom, Inc.                                     1,710            79,908
   Target Corp.                                          600            31,158
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 983,357
                                                               ---------------
   TEXTILES & APPAREL 0.7%
   Nike, Inc. -- Class B                               6,160           558,650
   Jones Apparel Group, Inc.                          10,940           400,076
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               958,726
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AUTOMOBILES 0.6%
   Ford Motor Co.+                                    42,890   $       627,910
   Harley-Davidson, Inc.                               2,950           179,212
                                                               ---------------
TOTAL AUTOMOBILES                                                      807,122
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   eBay, Inc.*+                                        6,020           700,006
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        700,006
                                                               ---------------
   DISTRIBUTORS 0.3%
   Genuine Parts Co.                                   9,600           422,976
                                                               ---------------
TOTAL DISTRIBUTORS                                                     422,976
                                                               ---------------
   HOUSEHOLD DURABLES 0.1%
   Leggett & Platt, Inc.+                              3,640           103,485
   Stanley Works                                         700            34,293
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               137,778
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                     2,360           116,820
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     116,820
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        11,440,709
                                                               ---------------
CONSUMER STAPLES 8.0%
   FOOD & DRUG RETAILING 2.4%
   Wal-Mart Stores, Inc.                              30,270         1,598,862
   Costco Wholesale Corp.+                            11,920           577,047
   Albertson's, Inc.+                                 19,240           459,451
   Supervalu, Inc.+                                   13,260           457,735
   Walgreen Co.                                        2,570            98,611
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          3,191,706
                                                               ---------------
   BEVERAGES 1.7%
   Coca-Cola Co.                                      11,690           486,654
   Brown-Forman Corp. -- Class B                       9,200           447,856
   Pepsi Bottling Group, Inc.+                        16,020           433,181
   Adolph Coors Co. -- Class B+                        5,530           418,455
   PepsiCo, Inc.                                       7,380           385,236
                                                               ---------------
TOTAL BEVERAGES                                                      2,171,382
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.6%
   Procter & Gamble Co.                               16,630           915,980
   Kimberly-Clark Corp.                               10,290           677,185
   Clorox Co.                                          8,050           474,387
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                             2,067,552
                                                               ---------------
   TOBACCO 1.2%
   Altria Group, Inc.+                                24,680         1,507,948
                                                               ---------------
TOTAL TOBACCO                                                        1,507,948
                                                               ---------------
   FOOD PRODUCTS 0.8%
   Archer-Daniels-Midland Co.                         23,450           523,170

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   McCormick & Co., Inc.+                              8,020   $       309,572
   Sara Lee Corp.                                     11,360           274,230
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  1,106,972
                                                               ---------------
   PERSONAL PRODUCTS 0.3%
   Gillette Co.+                                       8,130           364,061
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                364,061
                                                               ---------------
TOTAL CONSUMER STAPLES                                              10,409,621
                                                               ---------------
ENERGY 5.4%
   OIL & GAS 5.3%
   Exxon Mobil Corp.                                  62,790         3,218,616
   ConocoPhillips                                     10,550           916,057
   ChevronTexaco Corp.+                               11,300           593,363
   Burlington Resources, Inc.+                        12,530           545,055
   Occidental Petroleum Corp.                          9,140           533,410
   Amerada Hess Corp.+                                 4,630           381,419
   Devon Energy Corp.                                  9,470           368,572
   Valero Energy Corp.+                                5,320           241,528
   Anadarko Petroleum Corp.                            1,090            70,643
                                                               ---------------
TOTAL OIL & GAS                                                      6,868,663
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 0.1%
   Transocean, Inc.*+                                  3,400           144,126
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      144,126
                                                               ---------------
TOTAL ENERGY                                                         7,012,789
                                                               ---------------
TELECOMMUNICATION SERVICES 2.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
   SBC Communications, Inc.                           43,380         1,117,903
   BellSouth Corp.                                    25,950           721,150
   Verizon Communications, Inc.+                      15,160           614,132
   Alltel Corp.                                        9,310           547,056
   CenturyTel, Inc.+                                   6,120           217,076
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                          3,217,317
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     3,217,317
                                                               ---------------
MATERIALS 2.4%
   PAPER & FOREST PRODUCTS 1.1%
   Georgia-Pacific Corp.+                             11,900           446,012
   MeadWestvaco Corp.                                 13,090           443,620
   Louisiana-Pacific Corp.+                           11,080           296,279
   Weyerhaeuser Co.                                    3,630           244,009
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                        1,429,920
                                                               ---------------
   METALS & MINING 0.8%
   Phelps Dodge Corp.+                                 4,980           492,622
   Nucor Corp.+                                        6,850           358,529
   Newmont Mining Corp.+                               5,650           250,916
                                                               ---------------
TOTAL METALS & MINING                                                1,102,067
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CHEMICALS 0.5%
   Monsanto Co.+                                      10,650   $       591,607
   Dow Chemical Co.                                      480            23,765
   EI Du Pont de Nemours & Co.                           320            15,696
                                                               ---------------
TOTAL CHEMICALS                                                        631,068
                                                               ---------------
TOTAL MATERIALS                                                      3,163,055
                                                               ---------------
UTILITIES 2.2%
   ELECTRIC UTILITIES 1.8%
   Exelon Corp.+                                      15,170           668,542
   American Electric Power Co., Inc.+                 14,900           511,666
   FirstEnergy Corp.                                  12,780           504,938
   PPL Corp.                                           9,170           488,577
   Entergy Corp.+                                      3,240           218,992
   TXU Corp.                                             140             9,038
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             2,401,753
                                                               ---------------
   MULTI-UTILITIES 0.4%
   Duke Energy Corp.+                                 13,160           333,343
   Constellation Energy Group, Inc.                    3,260           142,495
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  475,838
                                                               ---------------
TOTAL UTILITIES                                                      2,877,591
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $88,750,718)                                               98,893,641
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------

REPURCHASE AGREEMENTS 20.2%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                         $    6,527,151         6,527,151
   1.48% due 01/03/05                             13,240,092        13,240,092
   1.25% due 01/03/05                              6,481,164         6,481,164
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $26,248,407)                                               26,248,407
                                                               ---------------
SECURITIES LENDING COLLATERAL 10.6%
Investment in Securities Lending Short Term
    Investment Portfolio held by
    U.S. Bank (Note 8)                            13,804,518        13,804,518
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $13,804,518)                                               13,804,518
                                                               ---------------
TOTAL INVESTMENTS 106.7%
   (Cost $128,803,643)                                         $   138,946,566
                                                               ===============

LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.7)%                                       $    (8,746,536)
                                                               ===============

NET ASSETS - 100.0%                                            $   130,200,030

==============================================================================

                                              See Notes to Financial Statements.


52 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $96,473,250)                              1,590   $     1,090,290
                                                               ===============

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   URSA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 47.2%
Fannie Mae*
   2.17% due 01/07/05                         $    2,000,000   $     1,999,518
Federal Farm Credit Bank*
   2.18% due 01/06/05                              3,000,000         2,999,455
Federal Home Loan Bank*
   2.20% due 01/07/05                              2,000,000         1,999,511
Freddie Mac*
   2.21% due 01/14/05                              2,000,000         1,998,649
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $8,997,133)                                                 8,997,133
                                                               ---------------
REPURCHASE AGREEMENTS 46.5%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                              2,207,968         2,207,968
   1.48% due 01/03/05                              4,478,783         4,478,783
   1.25% due 01/03/05                              2,192,412         2,192,412
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,879,163)                                                 8,879,163
                                                               ---------------
TOTAL INVESTMENTS 93.7%
   (Cost $17,876,296)                                          $    17,876,296
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 6.3%                                          $     1,199,328
                                                               ===============
NET ASSETS - 100.0%                                            $    19,075,624

==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $19,051,950)                                314   $      (407,049)
                                                               ===============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

                                              See Notes to Financial Statements.


54 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 89.4%

INFORMATION TECHNOLOGY 53.2%
   SOFTWARE 17.4%
   Microsoft Corp.                                   572,830   $    15,300,289
   Oracle Corp.*                                     355,250         4,874,030
   Electronic Arts, Inc.*+                            39,560         2,440,061
   Adobe Systems, Inc.+                               36,640         2,298,794
   Symantec Corp.*+                                   89,200         2,297,792
   Veritas Software Corp.*                            54,880         1,566,824
   Mercury Interactive Corp.*+                        30,290         1,379,709
   Check Point Software
      Technologies Ltd.*+                             30,120           741,856
   Siebel Systems, Inc.*                              61,110           641,655
   Citrix Systems, Inc.*                              22,800           559,284
   BEA Systems, Inc.*                                 51,350           454,961
   Intuit, Inc.*+                                     10,150           446,701
   Synopsys, Inc.*+                                   13,260           260,161
                                                               ---------------
TOTAL SOFTWARE                                                      33,262,117
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 12.7%
   Qualcomm, Inc.                                    260,110        11,028,664
   Cisco Systems, Inc.*+                             351,310         6,780,283
   Comverse Technology, Inc.*+                       122,120         2,985,834
   Research In Motion Ltd.*+                          24,890         2,051,434
   Juniper Networks, Inc.*+                           40,400         1,098,476
   Tellabs, Inc.*+                                    34,610           297,300
   JDS Uniphase Corp.*+                               53,190           168,612
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                      24,410,603
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 12.1%
   Intel Corp.                                       318,670         7,453,691
   Maxim Integrated Products, Inc.+                   72,540         3,074,971
   Applied Materials, Inc.*+                         132,850         2,271,735
   Xilinx, Inc.+                                      55,010         1,631,047
   KLA-Tencor Corp.*+                                 33,470         1,559,033
   Lam Research Corp.*+                               53,770         1,554,491
   Broadcom Corp. -- Class A*+                        42,780         1,380,938
   Altera Corp.*+                                     63,990         1,324,593
   Microchip Technology, Inc.                         33,020           880,313
   ATI Technologies, Inc.*                            38,780           751,944
   Novellus Systems, Inc.*+                           20,200           563,378
   Marvell Technology Group Ltd.*+                    13,000           461,110
   Intersil Corp. -- Class A                          10,480           175,435
   Linear Technology Corp.                             4,420           171,319
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                          23,253,998
                                                               ---------------
   COMPUTERS & PERIPHERALS 6.6%
   Dell, Inc.*+                                      143,590         6,050,883
   Apple Computer, Inc.*                              71,210         4,585,924

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Sun Microsystems, Inc.*                           163,910   $       881,836
   Sandisk Corp.*+                                    20,130           502,646
   QLogic Corp.*+                                     12,410           455,819
   Network Appliance, Inc.*+                           5,600           186,032
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                       12,663,140
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 2.3%
   Yahoo!, Inc.*+                                     96,080         3,620,294
   VeriSign, Inc.*+                                   20,990           703,585
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   4,323,879
                                                               ---------------
   IT CONSULTING & SERVICES 1.3%
   Paychex, Inc.+                                     51,010         1,738,421
   Cognizant Technology Solutions
      Corp.*                                          16,240           687,439
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       2,425,860
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
   Flextronics International Ltd.*+                   78,280         1,081,830
   Sanmina-SCI Corp.*+                                52,750           446,792
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,528,622
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                       101,868,219
                                                               ---------------
CONSUMER DISCRETIONARY 15.7%
   INTERNET & CATALOG RETAIL 6.2%
   eBay, Inc.*+                                       64,540         7,504,711
   InterActiveCorp*+                                  87,940         2,428,903
   Amazon.com, Inc.*+                                 41,690         1,846,450
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                     11,780,064
                                                               ---------------
   MEDIA 3.3%
   Comcast Corp. -- Class A*+                        124,890         4,156,339
   EchoStar Communications Corp.+                     41,140         1,367,493
   Lamar Advertising Co.*+                            13,010           556,568
   Pixar*                                              2,570           220,018
                                                               ---------------
TOTAL MEDIA                                                          6,300,418
                                                               ---------------
   SPECIALTY RETAIL 2.6%
   Staples, Inc.+                                     62,540         2,108,224
   Bed Bath & Beyond, Inc.*+                          43,840         1,746,147
   Petsmart, Inc.+                                    17,830           633,500
   Ross Stores, Inc.+                                 17,130           494,543
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               4,982,414
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 2.4%
   Starbucks Corp.*+                                  74,070         4,619,005
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  4,619,005
                                                               ---------------
   MULTILINE RETAIL 0.8%
   Kmart Holding Corp.*+                              13,530         1,338,794
   Dollar Tree Stores, Inc.*+                          7,550           216,534
                                                               ---------------
TOTAL MULTILINE RETAIL                                               1,555,328
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.4%
   Garmin Ltd.+                                       14,030   $       853,585
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               853,585
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        30,090,814
                                                               ---------------
HEALTH CARE 11.1%
   BIOTECHNOLOGY 7.9%
   Amgen, Inc.*+                                      64,260         4,122,279
   Biogen Idec, Inc.*+                                48,670         3,241,909
   Genzyme Corp.*                                     42,020         2,440,101
   Gilead Sciences, Inc.*+                            67,070         2,346,779
   Chiron Corp.*                                      39,100         1,303,203
   Millennium Pharmaceuticals, Inc.*+                 58,930           714,232
   Invitrogen Corp.*+                                  8,980           602,827
   Medimmune, Inc.*+                                  14,280           387,131
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                 15,158,461
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
   Biomet, Inc.                                       42,670         1,851,451
   DENTSPLY International, Inc.                       13,018           731,612
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,583,063
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.0%
   Express Scripts, Inc.*+                            10,210           780,453
   Patterson Cos., Inc.*+                             13,870           601,819
   Lincare Holdings, Inc.*                            11,840           504,976
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,887,248
                                                               ---------------
   PHARMACEUTICALS 0.9%
   Teva Pharmaceutical Industries
      Ltd. - SP ADR+                                  57,900         1,728,894
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,728,894
                                                               ---------------
TOTAL HEALTH CARE                                                   21,357,666
                                                               ---------------
INDUSTRIALS 4.5%
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   Apollo Group, Inc. -- Class A*+                    26,530         2,141,236
   Cintas Corp.+                                      25,120         1,101,763
   Career Education Corp.*+                           14,580           583,200
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,826,199
                                                               ---------------
   MACHINERY 1.1%
   Paccar, Inc.+                                      25,550         2,056,264
                                                               ---------------
TOTAL MACHINERY                                                      2,056,264
                                                               ---------------
   AIR FREIGHT & COURIERS 0.8%
   Expeditors International Washington,
      Inc.+                                           13,730           767,233
   C.H. Robinson Worldwide, Inc.+                     12,870           714,542
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         1,481,775
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                      11,010   $       677,776
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 677,776
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.+                   22,780           487,492
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             487,492
                                                               ---------------
TOTAL INDUSTRIALS                                                    8,529,506
                                                               ---------------
TELECOMMUNICATION SERVICES 3.0%
   WIRELESS TELECOMMUNICATION SERVICES 2.8%
   Nextel Communications, Inc. --
      Class A*+                                      181,630         5,448,900
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            5,448,900
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Level 3 Communications, Inc.*+                     88,780           300,964
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            300,964
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     5,749,864
                                                               ---------------
CONSUMER STAPLES 1.3%
   FOOD & DRUG RETAILING 1.3%
   Costco Wholesale Corp.+                            30,740         1,488,123
   Whole Foods Market, Inc.+                           9,770           931,570
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          2,419,693
                                                               ---------------
TOTAL CONSUMER STAPLES                                               2,419,693
                                                               ---------------
MATERIALS 0.6%
   CONTAINERS & PACKAGING 0.4%
   Smurfit-Stone Container Corp.*+                    37,760           705,357
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           705,357
                                                               ---------------
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                7,420           448,613
                                                               ---------------
TOTAL CHEMICALS                                                        448,613
                                                               ---------------
TOTAL MATERIALS                                                      1,153,970
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $124,122,987)                                             171,169,732
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------

REPURCHASE AGREEMENTS 9.9%

Repurchase Agreement (Note 5)
   1.55% due 01/03/05                         $    4,717,767         4,717,767
   1.48% due 01/03/05                              9,569,821         9,569,821
   1.25% due 01/03/05                              4,684,528         4,684,528
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,972,116)                                               18,972,116
                                                               ---------------

                                              See Notes to Financial Statements.


56 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 19.4%
   Investment in Securities Lending Short
   Term Investment Portfolio Held by
   U.S. Bank (Note 8)                         $   37,093,297   $    37,093,297
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $37,093,297)                                               37,093,297
                                                               ---------------
TOTAL INVESTMENTS 118.7%
   (Cost $180,188,400)                                         $   227,235,145
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.7)%                                      $   (35,758,824)
                                                               ===============
NET ASSETS - 100.0%                                            $   191,476,321

==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $20,506,500)                                630   $       169,190
                                                               ===============

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   ARKTOS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 29.2%
Farmer Mac*
   2.12% due 01/14/05                         $    2,000,000   $     1,998,704
Federal Farm Credit Bank*
   2.18% due 01/06/05                              2,000,000         1,999,637
Federal Home Loan Bank*
   2.15% due 01/05/05                              3,000,000         2,999,642
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,997,983)                                                 6,997,983
                                                               ---------------
REPURCHASE AGREEMENTS  71.7%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05+                             5,832,417         5,832,417
   1.48% due 01/03/05                              7,598,214         7,598,214
   1.25% due 01/03/05                              3,719,405         3,719,405
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,150,036)                                               17,150,036
                                                               ---------------
TOTAL INVESTMENTS 100.9%
   (Cost $24,148,019)                                          $    24,148,019
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.9)%                                       $      (220,322)
                                                               ===============
NET ASSETS - 100.0%                                            $    23,927,697

==============================================================================

                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,417,750)                                 105   $       (21,331)
                                                               ===============

                                                       UNITS
                                              --------------

EQUITY INDEX SWAP AGREEMENT
March 2005 Nasdaq 100 Index Swap,
   Maturing 03/14/05**
   (Notional Market Value $20,474,208)                12,630   $        23,244
                                                               ---------------

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

                                              See Notes to Financial Statements.


58 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 66.4%

FINANCIALS 13.7%
   BANKS 4.0%
   Bank of America Corp.                               6,910   $       324,701
   Wells Fargo & Co.                                   2,890           179,613
   Wachovia Corp.                                      2,745           144,387
   U.S. Bancorp                                        3,190            99,911
   SunTrust Banks, Inc.                                  630            46,544
   Fifth Third Bancorp                                   960            45,389
   National City Corp.                                 1,160            43,558
   BB&T Corp.                                            940            39,527
   Regions Financial Corp.                               790            28,116
   PNC Financial Services Group, Inc.                    484            27,801
   KeyCorp                                               700            23,730
   North Fork Bancorporation, Inc.                       805            23,224
   M&T Bank Corp.                                        200            21,568
   Comerica, Inc.                                        290            17,696
   Marshall & Ilsley Corp.                               380            16,796
   AmSouth Bancorp+                                      610            15,799
   Synovus Financial Corp.                               530            15,147
   Compass Bancshares, Inc.                              210            10,221
   Zions Bancorporation                                  150            10,205
   Huntington Bancshares, Inc.                           400             9,912
   First Horizon National Corp.                          210             9,053
                                                               ---------------
TOTAL BANKS                                                          1,152,898
                                                               ---------------
   INSURANCE 2.8%
   American International Group, Inc.+                 4,450           292,231
   Allstate Corp.                                      1,170            60,512
   MetLife, Inc.                                       1,270            51,448
   Prudential Financial, Inc.                            880            48,365
   St. Paul Travelers Cos., Inc.                       1,150            42,631
   AFLAC, Inc.                                           870            34,661
   Hartford Financial Services Group, Inc.               500            34,655
   Marsh & McLennan Cos., Inc.                           900            29,610
   Progressive Corp.                                     340            28,846
   Chubb Corp.+                                          330            25,377
   Loews Corp.                                           320            22,496
   ACE Ltd.                                              494            21,119
   XL Capital Ltd.                                       240            18,636
   Ambac Financial Group, Inc.                           190            15,605
   MBIA, Inc.                                            240            15,187
   Lincoln National Corp.+                               300            14,004
   Aon Corp.                                             540            12,884
   Cincinnati Financial Corp.                            290            12,835
   Jefferson-Pilot Corp.                                 230            11,951

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   SAFECO Corp.+                                         220   $        11,493
   Torchmark Corp.                                       180            10,285
   UnumProvident Corp.+                                  510             9,149
                                                               ---------------
TOTAL INSURANCE                                                        823,980
                                                               ---------------
   DIVERSIFIED FINANCIALS 2.5%
   Citigroup, Inc.                                     8,879           427,790
   J.P. Morgan Chase & Co.                             6,090           237,571
   Moody's Corp.                                         250            21,713
   Principal Financial Group, Inc.                       530            21,698
   CIT Group, Inc.                                       360            16,495
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           725,267
                                                               ---------------
   CAPITAL MARKETS 1.9%
   Morgan Stanley                                      1,870           103,822
   Merrill Lynch & Co., Inc.                           1,590            95,034
   Goldman Sachs Group, Inc.+                            830            86,353
   Bank of New York Co., Inc.                          1,330            44,449
   Lehman Brothers Holdings, Inc.                        460            40,241
   Franklin Resources, Inc.                              430            29,949
   State Street Corp.                                    574            28,195
   Charles Schwab Corp.                                2,300            27,508
   Mellon Financial Corp.                                720            22,399
   Bear Stearns Cos., Inc.                               180            18,416
   Northern Trust Corp.                                  370            17,975
   T. Rowe Price Group, Inc.                             220            13,684
   E*Trade Financial Corp.*                              640             9,568
   Janus Capital Group, Inc.                             400             6,724
   Federated Investors, Inc. -- Class B                  180             5,472
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  549,789
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Fannie Mae+                                         1,664           118,493
   Freddie Mac                                         1,180            86,966
   Washington Mutual, Inc.                             1,490            62,997
   Countrywide Financial Corp.                           990            36,640
   Golden West Financial Corp.                           520            31,938
   Sovereign Bancorp, Inc.                               590            13,305
   MGIC Investment Corp.                                 170            11,715
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       362,054
                                                               ---------------
   CONSUMER FINANCE 0.9%
   American Express Co.                                2,150           121,196
   MBNA Corp.                                          2,190            61,736
   SLM Corp.                                             740            39,509
   Capital One Financial Corp.+                          420            35,368
   Providian Financial Corp.*                            500             8,235
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 266,044
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 0.4%
   Simon Property Group, Inc.                            380   $        24,575
   Equity Office Properties Trust                        690            20,093
   Equity Residential                                    480            17,367
   ProLogis                                              310            13,432
   Archstone-Smith Trust                                 330            12,639
   Plum Creek Timber (REIT) Co., Inc.                    310            11,916
   Apartment Investment & Management
      Co. -- Class A                                     160             6,166
                                                               ---------------
TOTAL REAL ESTATE                                                      106,188
                                                               ---------------
TOTAL FINANCIALS                                                     3,986,220
                                                               ---------------
INFORMATION TECHNOLOGY 10.7%
   SOFTWARE 2.9%
   Microsoft Corp.                                    18,590           496,539
   Oracle Corp.*                                       8,770           120,324
   Electronic Arts, Inc.*                                520            32,074
   Computer Associates International,
      Inc.                                             1,000            31,060
   Symantec Corp.*+                                    1,080            27,821
   Adobe Systems, Inc.                                   410            25,723
   Veritas Software Corp.*                               720            20,556
   Autodesk, Inc.                                        390            14,801
   Intuit, Inc.*+                                        320            14,083
   Siebel Systems, Inc.*                                 870             9,135
   Citrix Systems, Inc.*                                 290             7,114
   BMC Software, Inc.*                                   380             7,068
   Mercury Interactive Corp.*                            140             6,377
   Novell, Inc.*                                         640             4,320
   Compuware Corp.*                                      660             4,270
   Parametric Technology Corp.*+                         460             2,709
                                                               ---------------
TOTAL SOFTWARE                                                         823,974
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.6%
   International Business Machines, Corp.              2,851           281,051
   Dell, Inc.*                                         4,250           179,095
   Hewlett-Packard Co.                                 5,171           108,436
   EMC Corp./MA*                                       4,100            60,967
   Apple Computer, Inc.*                                 690            44,436
   Sun Microsystems, Inc.*                             5,749            30,930
   Network Appliance, Inc.*                              610            20,264
   Lexmark International, Inc.*                          220            18,700
   NCR Corp.*                                            164            11,354
   QLogic Corp.*                                         160             5,877
   Gateway, Inc.*                                        640             3,846
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          764,956
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
   Intel Corp.                                        10,810           252,846
   Texas Instruments, Inc.+                            2,959            72,851

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Applied Materials, Inc.*                            2,900   $        49,590
   Maxim Integrated Products, Inc.                       560            23,738
   Analog Devices, Inc.                                  640            23,629
   Linear Technology Corp.                               530            20,543
   Broadcom Corp. -- Class A*+                           560            18,077
   Xilinx, Inc.+                                         600            17,790
   KLA-Tencor Corp.*                                     330            15,371
   Advanced Micro Devices, Inc.*+                        660            14,533
   Altera Corp.*                                         640            13,248
   Micron Technology, Inc.*+                           1,050            12,967
   Freescale Semiconductor,
      Inc.  -- Class B*                                  670            12,301
   National Semiconductor Corp.+                         610            10,950
   Novellus Systems, Inc.*                               240             6,694
   Nvidia Corp.*                                         280             6,597
   Teradyne, Inc.*                                       330             5,633
   LSI Logic Corp.*                                      660             3,617
   PMC - Sierra, Inc.*                                   300             3,375
   Applied Micro Circuits Corp.*                         530             2,231
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             586,581
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.8%
   Cisco Systems, Inc.*                               11,260           217,318
   Qualcomm, Inc.                                      2,800           118,720
   Motorola, Inc.                                      4,161            71,569
   Lucent Technologies, Inc.*                          7,559            28,422
   Corning, Inc.*+                                     2,400            28,248
   Avaya, Inc.*                                          780            13,416
   Scientific-Atlanta, Inc.                              260             8,583
   Comverse Technology, Inc.*                            340             8,313
   JDS Uniphase Corp.*+                                2,470             7,830
   Tellabs, Inc.*                                        790             6,786
   Andrew Corp.*                                         280             3,817
   ADC Telecommunications, Inc.*                       1,380             3,698
   CIENA Corp.*                                          980             3,273
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         519,993
                                                               ---------------
   IT CONSULTING & SERVICES 0.8%
   First Data Corp.                                    1,420            60,407
   Automatic Data Processing, Inc.                     1,000            44,350
   Paychex, Inc.                                         650            22,152
   Electronic Data Systems Corp.                         880            20,328
   Computer Sciences Corp.*                              320            18,038
   SunGard Data Systems, Inc.*                           490            13,882
   Fiserv, Inc.*                                         330            13,263
   Affiliated Computer Services,
      Inc. -- Class A*                                   220            13,242
   Unisys Corp.*                                         570             5,802

                                              See Notes to Financial Statements.


60 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Sabre Holdings Corp.                                  234   $         5,185
   Convergys Corp.*                                      240             3,598
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         220,247
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                      2,350            88,548
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                      88,548
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*                           830            20,003
   Molex, Inc.                                           320             9,600
   Solectron Corp.*+                                   1,660             8,848
   Jabil Circuit, Inc.*                                  340             8,697
   Sanmina-SCI Corp.*                                    890             7,538
   Symbol Technologies, Inc.                             410             7,093
   Tektronix, Inc.                                       150             4,532
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                66,311
                                                               ---------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                        1,630            27,726
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                                27,726
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,098,336
                                                               ---------------
HEALTH CARE 8.4%
   PHARMACEUTICALS 4.5%
   Pfizer, Inc.                                       12,880           346,343
   Johnson & Johnson, Inc.                             5,084           322,427
   Abbott Laboratories                                 2,660           124,089
   Merck & Co., Inc.                                   3,790           121,811
   Eli Lilly & Co.                                     1,940           110,095
   Wyeth                                               2,280            97,105
   Bristol-Myers Squibb Co.                            3,331            85,340
   Schering-Plough Corp.                               2,520            52,618
   Forest Laboratories, Inc.*+                           634            28,441
   Allergan, Inc.                                        220            17,835
   Mylan Laboratories, Inc.                              460             8,133
   Watson Pharmaceuticals, Inc.*                         190             6,234
   King Pharmaceuticals, Inc.*                           410             5,084
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,325,555
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.5%
   UnitedHealth Group, Inc.                            1,120            98,594
   WellPoint, Inc.*                                      500            57,500
   Cardinal Health, Inc.                                 740            43,031
   Aetna, Inc.                                           250            31,188
   Caremark Rx, Inc.*+                                   780            30,755
   HCA, Inc.                                             720            28,771
   Medco Health Solutions, Inc.*+                        470            19,552
   CIGNA Corp.                                           230            18,761

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Quest Diagnostics, Inc.                               170   $        16,244
   McKesson Corp.                                        500            15,730
   Laboratory Corporation of America
      Holdings*                                          240            11,957
   AmerisourceBergen Corp.                               180            10,562
   Express Scripts, Inc.*                                130             9,937
   Health Management Associates,
      Inc. -- Class A                                    420             9,542
   IMS Health, Inc.                                      400             9,284
   Tenet Healthcare Corp.*                               800             8,784
   Humana, Inc.*                                         270             8,016
   Manor Care, Inc.                                      150             5,315
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 433,523
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
   Medtronic, Inc.                                     2,070           102,817
   Boston Scientific Corp.*                            1,440            51,192
   Guidant Corp.                                         540            38,934
   Baxter International, Inc.                          1,050            36,267
   Zimmer Holdings, Inc.*                                420            33,650
   Stryker Corp.                                         690            33,293
   St. Jude Medical, Inc.*                               610            25,577
   Becton, Dickinson & Co.                               430            24,424
   Biomet, Inc.                                          430            18,658
   Fisher Scientific International, Inc.*                200            12,476
   C.R. Bard, Inc.                                       180            11,516
   Waters Corp.*                                         210             9,826
   Hospira, Inc.*                                        270             9,045
   Thermo Electron Corp.*                                270             8,151
   Bausch & Lomb, Inc.                                    90             5,801
   PerkinElmer, Inc.                                     220             4,948
   Millipore Corp.*                                       90             4,483
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 431,058
                                                               ---------------
   BIOTECHNOLOGY 0.9%
   Amgen, Inc.*                                        2,170           139,206
   Biogen Idec, Inc.*                                    570            37,968
   Gilead Sciences, Inc.*                                740            25,893
   Genzyme Corp.*                                        420            24,389
   Medimmune, Inc.*                                      430            11,657
   Chiron Corp.*                                         320            10,666
   Applera Corp. - Applied Biosystems
      Group                                              340             7,109
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    256,888
                                                               ---------------
TOTAL HEALTH CARE                                                    2,447,024
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 7.9%
   MEDIA 2.6%
   Time Warner, Inc.*                                  7,831   $       152,235
   Comcast Corp. -- Class A*                           3,800           126,464
   Viacom, Inc. -- Class B                             2,924           106,404
   Walt Disney Co.+                                    3,490            97,022
   News Corp. -- Class A                               4,470            83,410
   Gannett Co., Inc.                                     440            35,948
   Clear Channel Communications, Inc.                    980            32,820
   McGraw-Hill Cos., Inc.                                320            29,293
   Omnicom Group                                         320            26,982
   Tribune Co.                                           540            22,756
   Univision Communications,
      Inc. -- Class A*                                   550            16,099
   New York Times Co. -- Class A+                        250            10,200
   Interpublic Group of Cos., Inc.*                      720             9,648
   Knight-Ridder, Inc.                                   130             8,702
   Dow Jones & Co., Inc.                                 140             6,028
   Meredith Corp.                                         90             4,878
                                                               ---------------
TOTAL MEDIA                                                            768,889
                                                               ---------------
   SPECIALTY RETAIL 1.6%
   Home Depot, Inc.                                    3,760           160,702
   Lowe's Cos., Inc.+                                  1,320            76,019
   Best Buy Co., Inc.                                    550            32,681
   The Gap, Inc.                                       1,500            31,680
   Staples, Inc.                                         850            28,653
   TJX Cos., Inc.+                                       820            20,607
   Bed Bath & Beyond, Inc.*                              510            20,313
   Limited Brands, Inc.                                  700            16,114
   AutoZone, Inc.*                                       140            12,783
   Sherwin-Williams Co.                                  240            10,711
   Office Depot, Inc.*                                   530             9,201
   RadioShack Corp.                                      270             8,878
   AutoNation, Inc.*+                                    450             8,645
   Tiffany & Co.+                                        250             7,993
   Toys `R' Us, Inc.*                                    370             7,574
   Circuit City Stores, Inc.                             330             5,161
   OfficeMax, Inc.                                       160             5,021
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                 462,736
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 1.0%
   McDonald's Corp.                                    2,150            68,929
   Carnival Corp.                                      1,080            62,241
   Starbucks Corp.*                                      680            42,405
   Marriott International, Inc. --
      Class A                                            384            24,184
   Yum! Brands, Inc.                                     500            23,590
   Starwood Hotels & Resorts Worldwide,
      Inc.+                                              350            20,440
   International Game Technology, Inc.                   590            20,284

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Hilton Hotels Corp.                                   660   $        15,009
   Harrah's Entertainment, Inc.                          190            12,709
   Darden Restaurants, Inc.                              270             7,490
   Wendy's International, Inc.                           190             7,459
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     304,740
                                                               ---------------
   MULTILINE RETAIL 0.7%
   Target Corp.                                        1,530            79,453
   Kohl's Corp.*+                                        590            29,010
   JC Penney Holding Co., Inc.+                          490            20,286
   Sears Roebuck and Co.                                 350            17,861
   Federated Department Stores, Inc.                     290            16,759
   May Department Stores Co.+                            500            14,700
   Dollar General Corp.                                  560            11,631
   Nordstrom, Inc.                                       240            11,215
   Family Dollar Stores, Inc.                            290             9,057
   Dillard's, Inc./AR -- Class A                         140             3,762
   Big Lots, Inc.*                                       190             2,305
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 216,039
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   eBay, Inc.*+                                        1,130           131,396
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        131,396
                                                               ---------------
   AUTOMOBILES 0.4%
   Ford Motor Co.                                      3,134            45,882
   General Motors Corp.+                                 970            38,858
   Harley-Davidson, Inc.                                 500            30,375
                                                               ---------------
TOTAL AUTOMOBILES                                                      115,115
                                                               ---------------
   HOUSEHOLD DURABLES 0.4%
   Fortune Brands, Inc.                                  250            19,295
   Pulte Homes, Inc.                                     220            14,036
   Centex Corp.+                                         210            12,512
   Black & Decker Corp.                                  140            12,366
   Newell Rubbermaid, Inc.                               470            11,369
   Leggett & Platt, Inc.+                                330             9,382
   KB Home                                                80             8,352
   Whirlpool Corp.                                       110             7,613
   Stanley Works                                         140             6,859
   Snap-On, Inc.                                         100             3,436
   Maytag Corp.+                                         140             2,954
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               108,174
                                                               ---------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B                                 450            40,810
   Coach, Inc.*                                          320            18,048
   VF Corp.                                              190            10,522
   Liz Claiborne, Inc.                                   190             8,020
   Jones Apparel Group, Inc.                             210             7,680
   Reebok International Ltd.                             100             4,400
                                                               ---------------
TOTAL TEXTILES & APPAREL                                                89,480
                                                               ---------------

                                              See Notes to Financial Statements.


62 | THE RYDEX VARIABLE TRUST ANNUAL6 REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AUTO COMPONENTS 0.2%
   Johnson Controls, Inc.+                               330   $        20,935
   Delphi Corp.+                                         960             8,659
   Dana Corp.                                            260             4,506
   Goodyear Tire & Rubber Co.*                           300             4,398
   Cooper Tire & Rubber Co.                              130             2,802
   Visteon Corp.                                         220             2,149
                                                               ---------------
TOTAL AUTO COMPONENTS                                                   43,449
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Eastman Kodak Co.+                                    490            15,802
   Mattel, Inc.                                          710            13,838
   Brunswick Corp.                                       160             7,920
   Hasbro, Inc.                                          300             5,814
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      43,374
                                                               ---------------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                     300            13,218
                                                               ---------------
TOTAL DISTRIBUTORS                                                      13,218
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         2,296,610
                                                               ---------------
INDUSTRIALS 7.8%
   INDUSTRIAL CONGLOMERATES 3.1%
   General Electric Co.                               18,080           659,920
   Tyco International Ltd.+                            3,445           123,124
   3M Co.                                              1,330           109,153
   Textron, Inc.                                         240            17,712
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         909,909
                                                               ---------------
   AEROSPACE & DEFENSE 1.3%
   United Technologies Corp.                             874            90,328
   Boeing Co.                                          1,440            74,549
   Honeywell International, Inc.                       1,470            52,052
   Lockheed Martin Corp.                                 760            42,218
   General Dynamics Corp.                                340            35,564
   Northrop Grumman Corp.                                630            34,247
   Raytheon Co.                                          770            29,899
   L-3 Communications Holdings, Inc.                     200            14,648
   Rockwell Collins, Inc.                                300            11,832
   Goodrich Corp.                                        200             6,528
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              391,865
                                                               ---------------
   MACHINERY 1.0%
   Caterpillar, Inc.                                     580            56,556
   Illinois Tool Works, Inc.                             510            47,267
   Deere & Co.                                           420            31,248
   Danaher Corp.+                                        530            30,427
   Paccar, Inc.                                          300            24,144
   Ingersoll-Rand Co. -- Class A                         290            23,287
   Eaton Corp.                                           260            18,814

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Parker Hannifin Corp.                                 200   $        15,148
   Dover Corp.                                           350            14,679
   ITT Industries, Inc.                                  160            13,512
   Cummins, Inc.                                          80             6,703
   Pall Corp.                                            210             6,079
   Navistar International Corp.*                         120             5,278
                                                               ---------------
TOTAL MACHINERY                                                        293,142
                                                               ---------------
   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service, Inc. --
      Class B+                                         1,924           164,425
   FedEx Corp.+                                          510            50,230
   Ryder System, Inc.                                    110             5,255
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           219,910
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cendant Corp.                                       1,800            42,084
   Waste Management, Inc.                                980            29,341
   Apollo Group, Inc. -- Class A*                        320            25,827
   Pitney Bowes, Inc.                                    390            18,049
   H&R Block, Inc.                                       280            13,720
   RR Donnelley & Sons Co.                               380            13,410
   Cintas Corp.                                          290            12,720
   Avery Dennison Corp.                                  190            11,395
   Robert Half International, Inc.                       300             8,829
   Monster Worldwide, Inc.*                              200             6,728
   Equifax, Inc.                                         230             6,463
   Allied Waste Industries, Inc.*                        540             5,011
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   193,577
                                                               ---------------
   ROAD & RAIL 0.3%
   Burlington Northern Santa Fe Corp.                    640            30,278
   Union Pacific Corp.                                   440            29,590
   Norfolk Southern Corp.                                680            24,609
   CSX Corp.                                             370            14,830
                                                               ---------------
TOTAL ROAD & RAIL                                                       99,307
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co.                                  720            50,472
   Rockwell Automation, Inc.                             320            15,856
   Cooper Industries Ltd. -- Class A                     160            10,862
   American Power Conversion Corp.+                      330             7,062
   Power-One, Inc.*                                      140             1,249
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                              85,501
                                                               ---------------
   BUILDING PRODUCTS 0.2%
   Masco Corp.+                                          770            28,128
   American Standard Cos., Inc.*                         370            15,289
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                 43,417
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AIRLINES 0.1%
   Southwest Airlines Co.                              1,330   $        21,652
   Delta Air Lines, Inc.*+                               220             1,646
                                                               ---------------
TOTAL AIRLINES                                                          23,298
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                   150             9,993
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   9,993
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                           140             7,631
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                         7,631
                                                               ---------------
TOTAL INDUSTRIALS                                                    2,277,550
                                                               ---------------
CONSUMER STAPLES 7.0%

   FOOD & DRUG RETAILING 2.1%
   Wal-Mart Stores, Inc.                               7,240           382,417
   Walgreen Co.                                        1,750            67,147
   Sysco Corp.                                         1,090            41,605
   Costco Wholesale Corp.+                               800            38,728
   CVS Corp.                                             680            30,648
   Kroger Co.*+                                        1,260            22,100
   Safeway, Inc.*                                        770            15,200
   Albertson's, Inc.+                                    630            15,044
   Supervalu, Inc.                                       230             7,940
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            620,829
                                                               ---------------
   BEVERAGES 1.5%
   Coca-Cola Co.                                       4,140           172,348
   PepsiCo, Inc.                                       2,880           150,336
   Anheuser-Busch Cos., Inc.                           1,350            68,486
   Coca-Cola Enterprises, Inc.                           800            16,680
   Pepsi Bottling Group, Inc.                            430            11,627
   Brown-Forman Corp. -- Class B                         210            10,223
   Adolph Coors Co. -- Class B                            60             4,540
                                                               ---------------
TOTAL BEVERAGES                                                        434,240
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.2%
   Procter & Gamble Co.                                4,340           239,047
   Kimberly-Clark Corp.                                  830            54,622
   Colgate-Palmolive Co.                                 910            46,556
   Clorox Co.                                            260            15,322
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               355,547
                                                               ---------------
   FOOD PRODUCTS 0.9%
   Sara Lee Corp.                                      1,340            32,348
   Kellogg Co.                                           710            31,709
   General Mills, Inc.                                   620            30,820
   WM Wrigley Jr Co.                                     380            26,292
   ConAgra Foods, Inc.                                   880            25,916
   Archer-Daniels-Midland Co.                          1,120            24,987
   H.J. Heinz Co.                                        600            23,394
   Hershey Foods Corp.                                   420            23,327

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Campbell Soup Co.+                                    700   $        20,923
   McCormick & Co., Inc.                                 230             8,878
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    248,594
                                                               ---------------
   TOBACCO 0.9%
   Altria Group, Inc.+                                 3,509           214,400
   Reynolds American, Inc.                               250            19,650
   UST, Inc.                                             280            13,471
                                                               ---------------
TOTAL TOBACCO                                                          247,521
                                                               ---------------
   PERSONAL PRODUCTS 0.4%
   Gillette Co.                                        1,700            76,126
   Avon Products, Inc.+                                  810            31,347
   Alberto-Culver Co. -- Class B                         160             7,771
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                115,244
                                                               ---------------
TOTAL CONSUMER STAPLES                                               2,021,975
                                                               ---------------
ENERGY 4.8%
   OIL & GAS 4.1%
   Exxon Mobil Corp.                                  11,030           565,398
   ChevronTexaco Corp.+                                3,620           190,086
   ConocoPhillips                                      1,184           102,807
   Occidental Petroleum Corp.                            680            39,685
   Devon Energy Corp.                                    830            32,304
   Burlington Resources, Inc.                            670            29,145
   Apache Corp.                                          560            28,319
   Anadarko Petroleum Corp.                              420            27,220
   Marathon Oil Corp.                                    590            22,190
   Valero Energy Corp.                                   440            19,976
   Unocal Corp.                                          450            19,458
   XTO Energy, Inc.                                      450            15,921
   Williams Cos., Inc.                                   950            15,475
   Kinder Morgan, Inc.                                   210            15,357
   Kerr-McGee Corp.                                      260            15,025
   EOG Resources, Inc.+                                  200            14,272
   Amerada Hess Corp.                                    160            13,181
   El Paso Corp.+                                      1,100            11,440
   Sunoco, Inc.                                          130            10,622
   Ashland, Inc.                                         120             7,006
                                                               ---------------
TOTAL OIL & GAS                                                      1,194,887
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 0.7%
   Schlumberger Ltd.                                   1,010            67,620
   Halliburton Co.                                       760            29,822
   Baker Hughes, Inc.                                    570            24,322
   Transocean, Inc.*+                                    550            23,315
   Nabors Industries Ltd.*                               260            13,335
   BJ Services Co.                                       280            13,031
   Noble Corp.*                                          230            11,440
   Rowan Cos., Inc.*                                     180             4,662
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      187,547
                                                               ---------------
TOTAL ENERGY                                                         1,382,434
                                                               ---------------

                                              See Notes to Financial Statements.


64 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
   Verizon Communications, Inc.                        4,740   $       192,017
   SBC Communications, Inc.                            5,675           146,245
   BellSouth Corp.                                     3,130            86,983
   Sprint Corp.                                        2,520            62,622
   Alltel Corp.                                          520            30,555
   AT&T Corp.+                                         1,360            25,922
   Qwest Communications International,
      Inc.*                                            3,110            13,808
   CenturyTel, Inc.                                      230             8,158
   Citizens Communications Co.                           570             7,860
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            574,170
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Nextel Communications, Inc. --
      Class A*                                         1,900            57,000
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               57,000
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       631,170
                                                               ---------------
MATERIALS 2.0%
   CHEMICALS 1.1%
   EI Du Pont de Nemours & Co.                         1,700            83,385
   Dow Chemical Co.                                    1,610            79,711
   Monsanto Co.                                          450            24,998
   Praxair, Inc.                                         560            24,724
   Air Products & Chemicals, Inc.                        390            22,608
   PPG Industries, Inc.                                  290            19,767
   Rohm & Haas Co.                                       380            16,807
   Ecolab, Inc.+                                         440            15,457
   Eastman Chemical Co.                                  130             7,505
   Sigma-Aldrich Corp.                                   120             7,255
   International Flavors & Fragrances,
      Inc.                                               160             6,854
   Engelhard Corp.                                       210             6,441
   Hercules, Inc.*+                                      190             2,822
   Great Lakes Chemical Corp.                             90             2,564
                                                               ---------------
TOTAL CHEMICALS                                                        320,898
                                                               ---------------
   METALS & MINING 0.5%
   Alcoa, Inc.                                         1,490            46,816
   Newmont Mining Corp.                                  760            33,752
   Phelps Dodge Corp.                                    160            15,827
   Nucor Corp.                                           270            14,132
   Freeport-McMoRan Copper & Gold,
      Inc. -- Class B+                                   310            11,851
   United States Steel Corp.                             190             9,737
   Allegheny Technologies, Inc.+                         160             3,467
                                                               ---------------
TOTAL METALS & MINING                                                  135,582
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PAPER & FOREST PRODUCTS 0.3%
   International Paper Co.                               830   $        34,860
   Weyerhaeuser Co.                                      410            27,560
   Georgia-Pacific Corp.                                 440            16,491
   MeadWestvaco Corp.                                    350            11,861
   Louisiana-Pacific Corp.                               190             5,081
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                           95,853
                                                               ---------------
   CONTAINERS & PACKAGING 0.1%
   Ball Corp.                                            190             8,356
   Sealed Air Corp.*                                     140             7,458
   Temple-Inland, Inc.                                   100             6,840
   Pactiv Corp.*                                         250             6,323
   Bemis Co.                                             180             5,236
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            34,213
                                                               ---------------
   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                  180             9,830
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                             9,830
                                                               ---------------
TOTAL MATERIALS                                                        596,376
                                                               ---------------
UTILITIES 1.9%
   ELECTRIC UTILITIES 1.3%
   Exelon Corp.+                                       1,130            49,799
   Southern Co.                                        1,270            42,570
   TXU Corp.                                             410            26,470
   Entergy Corp.                                         380            25,684
   FPL Group, Inc.                                       320            23,920
   American Electric Power Co., Inc.                     680            23,351
   PG&E Corp.*                                           690            22,963
   FirstEnergy Corp.                                     560            22,126
   Progress Energy, Inc.                                 420            19,001
   Consolidated Edison, Inc.                             410            17,937
   Edison International                                  560            17,937
   PPL Corp.                                             320            17,050
   Ameren Corp.                                          330            16,546
   DTE Energy Co.                                        300            12,939
   Cinergy Corp.                                         310            12,905
   Xcel Energy, Inc.+                                    680            12,376
   Pinnacle West Capital Corp.                           160             7,106
   CenterPoint Energy, Inc.                              530             5,989
   TECO Energy, Inc.                                     340             5,216
   Allegheny Energy, Inc.*+                              230             4,533
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               386,418
                                                               ---------------
   MULTI-UTILITIES 0.5%
   Duke Energy Corp.                                   1,640            41,541
   Dominion Resources, Inc./VA+                          570            38,612
   Public Service Enterprise Group, Inc.                 410            21,226
   AES Corp.*                                          1,110            15,174
   Sempra Energy                                         400            14,672

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Constellation Energy Group, Inc.                      300   $        13,113
   Calpine Corp.*+                                       910             3,585
   CMS Energy Corp.*                                     330             3,448
   Dynegy, Inc. -- Class A*                              650             3,003
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  154,374
                                                               ---------------
   GAS UTILITIES 0.1%
   KeySpan Corp.+                                        270            10,652
   NiSource, Inc.                                        460            10,479
   Nicor, Inc.                                            80             2,955
   Peoples Energy Corp.                                   60             2,637
                                                               ---------------
TOTAL GAS UTILITIES                                                     26,723
                                                               ---------------
TOTAL UTILITIES                                                        567,515
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $17,492,026)                                               19,305,210
                                                               ---------------

                                                   CONTRACTS
                                              --------------

OPTIONS PURCHASED 0.0%
Put Options on:
   February 2005 S&P 500 Index Futures
    Contracts
     Expiring February 2005 with
     strike price of 700                                  40                --
                                                               ---------------
TOTAL OPTIONS PURCHASED
   (Cost $660)                                                              --
                                                               ---------------


                                                        FACE
                                                      AMOUNT
                                              --------------

REPURCHASE AGREEMENTS 36.2%

Repurchase Agreement (Note 5)
   1.55% due 01/03/05                         $    2,612,524         2,612,524
   1.48% due 01/03/05                              5,299,410         5,299,410
   1.25% due 01/03/05                              2,594,117         2,594,117
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,506,051)                                               10,506,051
                                                               ---------------

SECURITIES LENDING COLLATERAL 2.1%

Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                600,365           600,365
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $600,365)                                                     600,365
                                                               ---------------
TOTAL INVESTMENTS 104.7%
   (Cost $28,599,102)                                          $    30,411,626
                                                               ===============

LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.7)%                                       $    (1,358,972)
                                                               ===============

NET ASSETS - 100.0%                                            $    29,052,654

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED

March 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $38,832,000)                                640   $       513,080
                                                               ===============

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

REIT - REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


66 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 74.3%

INFORMATION TECHNOLOGY 42.7%
   SOFTWARE 13.3%
   Microsoft Corp.                                   119,031   $     3,179,318
   Oracle Corp.*                                      68,070           933,920
   Electronic Arts, Inc.*+                             9,802           604,587
   Symantec Corp.*+                                   23,406           602,939
   Adobe Systems, Inc.                                 7,439           466,723
   Veritas Software Corp.*                            13,734           392,106
   Intuit, Inc.*+                                      7,500           330,075
   Autodesk, Inc.                                      7,670           291,076
   Check Point Software Technologies
      Ltd.*+                                           8,100           199,503
   Siebel Systems, Inc.*                              18,947           198,943
   Citrix Systems, Inc.*+                              6,410           157,237
   Mercury Interactive Corp.*+                         2,860           130,273
   BEA Systems, Inc.*                                 11,930           105,700
   Synopsys, Inc.*                                     4,330            84,955
                                                               ---------------
TOTAL SOFTWARE                                                       7,677,355
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 9.7%
   Intel Corp.                                        70,480         1,648,527
   Maxim Integrated Products, Inc.                    14,514           615,248
   Linear Technology Corp.                            13,060           506,206
   Applied Materials, Inc.*                           27,962           478,150
   Xilinx, Inc.+                                      14,710           436,151
   KLA-Tencor Corp.*                                   7,540           351,213
   Altera Corp.*                                      16,670           345,069
   Marvell Technology Group Ltd.*+                     8,200           290,854
   Broadcom Corp. -- Class A*+                         7,852           253,462
   ATI Technologies, Inc.*                             7,799           151,223
   Microchip Technology, Inc.                          5,460           145,564
   Lam Research Corp.*+                                4,480           129,517
   Novellus Systems, Inc.*                             4,540           126,621
   Intersil Corp. -- Class A                           4,840            81,022
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                         5,558,827
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 9.5%
   Qualcomm, Inc.                                     62,935         2,668,444
   Cisco Systems, Inc.*+                              74,880         1,445,184
   Research In Motion Ltd.*+                           5,979           492,789
   Juniper Networks, Inc.*+                           11,248           305,833
   Telefonaktiebolaget LM
      Ericsson - SP ADR*                               5,540           174,455
   JDS Uniphase Corp.*+                               52,200           165,474
   Comverse Technology, Inc.*                          6,526           159,561
   Tellabs, Inc.*+                                     7,570            65,026
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       5,476,766
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 5.7%
   Dell, Inc.*                                        29,090   $     1,225,852
   Apple Computer, Inc.*                              17,854         1,149,798
   Network Appliance, Inc.*+                          11,945           396,813
   Sun Microsystems, Inc.*                            46,568           250,536
   Sandisk Corp.*                                      4,760           118,857
   QLogic Corp.*+                                      3,000           110,190
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        3,252,046
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.8%
   Yahoo!, Inc.*+                                     21,040           792,787
   VeriSign, Inc.*+                                    7,649           256,395
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   1,049,182
                                                               ---------------
   IT CONSULTING & SERVICES 1.5%
   Paychex, Inc.                                      11,420           389,193
   Fiserv, Inc.*+                                      7,790           313,080
   Cognizant Technology Solutions
      Corp.*                                           4,120           174,400
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         876,673
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
   Flextronics International Ltd.*+                   19,320           267,002
   CDW Corp.+                                          2,750           182,463
   Sanmina-SCI Corp.*                                 17,710           150,004
   Molex, Inc.                                         3,140            94,200
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               693,669
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        24,584,518
                                                               ---------------
CONSUMER DISCRETIONARY 14.7%
   INTERNET & CATALOG RETAIL 4.9%
   eBay, Inc.*+                                       15,737         1,829,898
   InterActiveCorp*+                                  22,820           630,289
   Amazon.com, Inc.*+                                  8,625           382,001
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                      2,842,188
                                                               ---------------
   MEDIA 4.5%
   Comcast Corp. -- Class A*                          30,290         1,008,051
   Sirius Satellite Radio, Inc.*+                     43,540           333,081
   Liberty Media International, Inc. --
      Class A*                                         5,630           260,275
   XM Satellite Radio Holdings, Inc.*                  6,720           252,806
   EchoStar Communications Corp.+                      7,100           236,004
   NTL, Inc.*                                          3,040           221,798
   Pixar*+                                             1,850           158,379
   Lamar Advertising Co.*+                             2,710           115,934
                                                               ---------------
TOTAL MEDIA                                                          2,586,328
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 2.3%
   Starbucks Corp.*+                                  17,590         1,096,912
   Wynn Resorts Ltd.*+                                 3,400           227,528
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,324,440
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   SPECIALTY RETAIL 2.0%
   Bed Bath & Beyond, Inc.*+                          12,880   $       513,011
   Staples, Inc.                                      10,648           358,944
   Petsmart, Inc.+                                     4,600           163,438
   Ross Stores, Inc.+                                  4,620           133,379
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,168,772
                                                               ---------------
   MULTILINE RETAIL 0.7%
   Kmart Holding Corp.*+                               2,966           293,486
   Dollar Tree Stores, Inc.*+                          3,460            99,233
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 392,719
                                                               ---------------
   HOUSEHOLD DURABLES 0.3%
   Garmin Ltd.+                                        3,190           194,080
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               194,080
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         8,508,527
                                                               ---------------
HEALTH CARE 9.1%
   BIOTECHNOLOGY 6.5%
   Amgen, Inc.*+                                      18,840         1,208,586
   Biogen Idec, Inc.*+                                11,540           768,679
   Genzyme Corp.*                                      9,165           532,212
   Gilead Sciences, Inc.*                             13,572           474,884
   Chiron Corp.*                                       8,320           277,306
   Medimmune, Inc.*+                                   8,470           229,622
   Millennium Pharmaceuticals, Inc.*                  10,680           129,442
   Invitrogen Corp.*+                                  1,527           102,507
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  3,723,238
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Biomet, Inc.                                       10,850           470,781
   DENTSPLY International, Inc.                        2,470           138,814
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 609,595
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.8%
   Patterson Cos., Inc.*+                              4,190           181,804
   Express Scripts, Inc.*+                             2,160           165,111
   Lincare Holdings, Inc.*+                            3,080           131,362
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 478,277
                                                               ---------------
   PHARMACEUTICALS 0.8%
   Teva Pharmaceutical Industries
      Ltd. - SP ADR+                                  14,640           437,150
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  437,150
                                                               ---------------
TOTAL HEALTH CARE                                                    5,248,260
                                                               ---------------
INDUSTRIALS 3.5%
   COMMERCIAL SERVICES & SUPPLIES 1.6%
   Apollo Group, Inc. -- Class A*+                     5,960           481,031
   Cintas Corp.+                                       6,560           287,722
   Career Education Corp.*+                            3,316           132,640
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   901,393
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MACHINERY 0.9%
   Paccar, Inc.                                        6,200   $       498,976
                                                               ---------------
TOTAL MACHINERY                                                        498,976
                                                               ---------------
   AIR FREIGHT & COURIERS 0.6%
   Expeditors International Washington, Inc.+          3,329           186,024
   C.H. Robinson Worldwide, Inc.+                      2,680           148,794
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           334,818
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Fastenal Co.+                                       2,310           142,204
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 142,204
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.2%
   American Power Conversion Corp.+                    6,116           130,882
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             130,882
                                                               ---------------
TOTAL INDUSTRIALS                                                    2,008,273
                                                               ---------------
TELECOMMUNICATION SERVICES 2.8%
   WIRELESS TELECOMMUNICATION SERVICES 2.3%
   Nextel Communications, Inc. --
      Class A*+                                       44,339         1,330,170
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            1,330,170
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   MCI, Inc.                                          11,020           222,163
   Level 3 Communications, Inc.*+                     21,550            73,055
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            295,218
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,625,388
                                                               ---------------
CONSUMER STAPLES 1.0%
   FOOD & DRUG RETAILING 1.0%
   Costco Wholesale Corp.+                             7,862           380,600
   Whole Foods Market, Inc.+                           1,952           186,123
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            566,723
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 566,723
                                                               ---------------
MATERIALS 0.5%
   CONTAINERS & PACKAGING 0.3%
   Smurfit-Stone Container Corp.*                      7,929           148,114
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           148,114
                                                               ---------------
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.                                 2,110           127,570
                                                               ---------------
TOTAL CHEMICALS                                                        127,570
                                                               ---------------
TOTAL MATERIALS                                                        275,684
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $38,270,401)                                               42,817,373
                                                               ---------------

                                              See Notes to Financial Statements.


68 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 25.0%

Repurchase Agreement (Note 5)
   1.55% due 01/03/05++                       $    7,599,073   $     7,599,073
   1.48% due 01/03/05                              4,572,615         4,572,615
   1.25% due 01/03/05                              2,238,343         2,238,343
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,410,031)                                               14,410,031
                                                               ---------------

SECURITIES LENDING COLLATERAL 11.4%

Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              6,533,954         6,533,954
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,533,954)                                                 6,533,954
                                                               ---------------
TOTAL INVESTMENTS 110.7%
   (Cost $59,214,386)                                          $    63,761,358
                                                               ===============

LIABILITIES IN EXCESS OF
   OTHER ASSETS - (10.7)%                                      $    (6,162,556)
                                                               ===============

NET ASSETS - 100.0%                                            $    57,598,802

==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED

March 2005 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $18,586,050)                                571   $        42,325
                                                               ===============

                                                       UNITS
                                              --------------

EQUITY INDEX SWAP AGREEMENT
March 2005 Nasdaq 100 Index Swap,
  Maturing 03/14/05**
  (Notional Market Value $53,708,939)                 33,131   $       224,574
                                                               ---------------

 *    NON-INCOME PRODUCING SECURITIES.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

++    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 77.8%

FINANCIALS 14.8%
   BANKS 3.6%
   Banknorth Group, Inc.                               8,740   $       319,884
   Mercantile Bankshares Corp.                         5,180           270,396
   Commerce Bancorp, Inc./NJ+                          4,170           268,548
   Greater Bay Bancorp+                                7,030           195,996
   Hibernia Corp. -- Class A                           5,370           158,469
   Colonial BancGroup, Inc.                              770            16,347
                                                               ---------------
TOTAL BANKS                                                          1,229,640
                                                               ---------------
   INSURANCE 3.6%
   W.R. Berkley Corp.                                  5,790           273,114
   Allmerica Financial Corp.*                          6,530           214,380
   Horace Mann Educators Corp.                         9,890           188,701
   American Financial Group, Inc./OH+                  5,190           162,499
   Brown & Brown, Inc.                                 3,510           152,861
   Fidelity National Financial, Inc.                   2,260           103,214
   Unitrin, Inc.                                       1,320            59,994
   Arthur J. Gallagher & Co.+                          1,700            55,250
   HCC Insurance Holdings, Inc.+                         100             3,312
                                                               ---------------
TOTAL INSURANCE                                                      1,213,325
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.4%
   New York Community Bancorp, Inc.+                  14,990           308,344
   Independence Community Bank
      Corp.+                                           6,010           255,906
   Astoria Financial Corp.                             5,950           237,822
   Radian Group, Inc.                                    350            18,634
   Webster Financial Corp.                               180             9,115
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       829,821
                                                               ---------------
   REAL ESTATE 2.2%
   Hospitality Properties Trust                        4,340           199,640
   Rayonier, Inc.                                      3,680           179,989
   Liberty Property Trust                              3,190           137,808
   Developers Diversified Realty Corp.+                2,600           115,362
   Weingarten Realty Investors                         1,990            79,799
   Mack-Cali Realty Corp.                                900            41,427
   Highwoods Properties, Inc.                            470            13,019
                                                               ---------------
TOTAL REAL ESTATE                                                      767,044
                                                               ---------------
   CAPITAL MARKETS 2.1%
   Legg Mason, Inc.+                                   4,900           358,974
   Waddell & Reed Financial, Inc. --
      Class A                                          9,370           223,849
   Eaton Vance Corp.                                   2,200           114,730
   Investors Financial Services Corp.                    210            10,496
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  708,049
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONSUMER FINANCE 0.9%
   AmeriCredit Corp.*                                 11,770   $       287,777
   MoneyGram International, Inc.                       1,360            28,750
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 316,527
                                                               ---------------
TOTAL FINANCIALS                                                     5,064,406
                                                               ---------------
CONSUMER DISCRETIONARY 14.6%
   SPECIALTY RETAIL 4.5%
   Chico's FAS, Inc.*+                                 5,660           257,700
   O'Reilly Automotive, Inc.*                          4,390           197,769
   Payless Shoesource, Inc.*                          15,480           190,404
   Foot Locker, Inc.                                   6,550           176,392
   Regis Corp.                                         3,420           157,833
   AnnTaylor Stores Corp.*+                            7,260           156,308
   American Eagle Outfitters, Inc.+                    3,090           145,539
   Urban Outfitters, Inc.*                             3,270           145,188
   Advance Auto Parts, Inc.*                           1,800            78,624
   Aeropostale, Inc.*                                    980            28,841
   Williams-Sonoma, Inc.*                                540            18,922
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,553,520
                                                               ---------------
   HOUSEHOLD DURABLES 3.7%
   Toll Brothers, Inc.*+                               4,650           319,036
   Harman International Industries, Inc.               2,230           283,210
   Mohawk Industries, Inc.*+                           2,490           227,212
   American Greetings Corp. -- Class A                 7,840           198,744
   Furniture Brands International, Inc.+               3,650            91,433
   D.R. Horton, Inc.+                                  1,790            72,155
   Lennar Corp. -- Class A+                            1,120            63,482
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,255,272
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 2.2%
   Mandalay Resort Group                               3,270           230,306
   Ruby Tuesday, Inc.+                                 6,070           158,306
   GTECH Holdings Corp.                                5,160           133,902
   Caesars Entertainment, Inc.*                        5,660           113,992
   Boyd Gaming Corp.                                     940            39,151
   Cheesecake Factory, Inc.*+                          1,155            37,503
   Applebee's International, Inc.                      1,310            34,649
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     747,809
                                                               ---------------
   MEDIA 2.2%
   Washington Post Co. -- Class B                        380           373,548
   Media General, Inc.                                 2,670           173,043
   Harte-Hanks, Inc.                                   3,590            93,268
   Emmis Communications Corp. --
      Class A*                                         4,570            87,698
   Entercom Communications Corp.*                        360            12,920
                                                               ---------------
TOTAL MEDIA                                                            740,477
                                                               ---------------
   AUTO COMPONENTS 1.1%
   Bandag, Inc.                                        3,280           163,377

                                              See Notes to Financial Statements.


70 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BorgWarner, Inc.+                                   2,750   $       148,968
   Gentex Corp.+                                       1,360            50,347
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  362,692
                                                               ---------------
   MULTILINE RETAIL 0.8%
   Neiman-Marcus Group,
      Inc. -- Class A+                                 3,760           268,990
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 268,990
                                                               ---------------
   AUTOMOBILES 0.1%
   Thor Industries, Inc.                               1,210            44,831
                                                               ---------------
TOTAL AUTOMOBILES                                                       44,831
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,973,591
                                                               ---------------
INFORMATION TECHNOLOGY 11.5%
   SOFTWARE 3.6%
   Activision, Inc.*                                  13,630           275,053
   McAfee, Inc.*+                                      8,570           247,930
   Jack Henry & Associates, Inc.+                     10,950           218,014
   Wind River Systems, Inc.*                          14,130           191,461
   Transaction Systems Architects,
      Inc. -- Class A*                                 6,700           132,995
   Synopsys, Inc.*                                     5,940           116,543
   Cadence Design Systems, Inc.*+                      3,360            46,402
   Ascential Software Corp.*                             850            13,864
                                                               ---------------
TOTAL SOFTWARE                                                       1,242,262
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.6%
   Lam Research Corp.*+                                9,320           269,441
   Semtech Corp.*                                      7,730           169,055
   Micrel, Inc.*+                                     13,490           148,660
   Cree, Inc.*+                                        3,530           141,482
   Fairchild Semiconductor International,
      Inc.*                                            7,900           128,454
   Cypress Semiconductor Corp.*+                       2,170            25,454
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                           882,546
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.6%
   Sandisk Corp.*+                                    11,080           276,668
   Storage Technology Corp.*+                          8,100           256,041
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          532,709
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
   Tech Data Corp.*+                                   4,490           203,846
   Vishay Intertechnology, Inc.*                      10,090           151,552
   National Instruments Corp.+                         2,430            66,218
   Amphenol Corp. -- Class A*                            210             7,715
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               429,331
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.2%
   Polycom, Inc.*                                      6,280           146,450
   CommScope, Inc.*+                                   6,800           128,520

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Plantronics, Inc.                                   2,550   $       105,748
   ADTRAN, Inc.                                        1,340            25,648
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         406,366
                                                               ---------------
   IT CONSULTING & SERVICES 1.0%
   Keane, Inc.*                                       12,520           184,044
   Acxiom Corp.                                        5,790           152,277
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         336,321
                                                               ---------------
   OFFICE ELECTRONICS 0.3%
   Zebra Technologies Corp. --
      Class A*                                         1,690            95,113
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                                95,113
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,924,648
                                                               ---------------
INDUSTRIALS 10.0%
   COMMERCIAL SERVICES & SUPPLIES 3.7%
   ChoicePoint, Inc.*                                  5,940           273,181
   Stericycle, Inc.*                                   5,030           231,128
   Education Management Corp.*                         5,320           175,613
   Career Education Corp.*+                            3,860           154,400
   Copart, Inc.*                                       5,130           135,022
   Kelly Services, Inc.                                3,150            95,067
   Republic Services, Inc.                             2,500            83,850
   Dun & Bradstreet Corp.*                             1,110            66,212
   Deluxe Corp.                                        1,310            48,902
   Corinthian Colleges, Inc.*+                           980            18,468
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,281,843
                                                               ---------------
   MACHINERY 2.0%
   Pentair, Inc.                                       5,850           254,826
   Kennametal, Inc.                                    4,130           205,550
   Harsco Corp.+                                       2,590           144,366
   Crane Co.                                           1,490            42,972
   AGCO Corp.*+                                        1,840            40,278
                                                               ---------------
TOTAL MACHINERY                                                        687,992
                                                               ---------------
   ROAD & RAIL 1.1%
   J.B. Hunt Transport Services, Inc.                  4,330           194,201
   Swift Transportation Co., Inc.*+                    8,380           180,002
                                                               ---------------
TOTAL ROAD & RAIL                                                      374,203
                                                               ---------------
   AEROSPACE & DEFENSE 0.7%
   Precision Castparts Corp.                           3,710           243,673
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              243,673
                                                               ---------------
   AIR FREIGHT & COURIERS 0.6%
   Expeditors International Washington, Inc.+          3,290           183,845
   CNF, Inc.                                             340            17,034
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           200,879
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.6%
   Teleflex, Inc.                                      3,690           191,658
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         191,658
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 0.5%
   Thomas & Betts Corp.*                               5,750   $       176,812
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             176,812
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.5%
   Dycom Industries, Inc.*+                            5,490           167,555
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       167,555
                                                               ---------------
   AIRLINES 0.3%
   Alaska Air Group, Inc.*+                            3,100           103,819
                                                               ---------------
TOTAL AIRLINES                                                         103,819
                                                               ---------------
TOTAL INDUSTRIALS                                                    3,428,434
                                                               ---------------
HEALTH CARE 8.4%
   HEALTH CARE PROVIDERS & SERVICES 4.3%
   Lincare Holdings, Inc.*+                            6,850           292,152
   Triad Hospitals, Inc.*+                             6,520           242,609
   Patterson Cos., Inc.*+                              4,910           213,045
   Universal Health Services, Inc. --
      Class B                                          4,310           191,795
   Apria Healthcare Group, Inc.*                       5,750           189,462
   Community Health Systems, Inc.*                     4,550           126,854
   Renal Care Group, Inc.*                             1,890            68,021
   Henry Schein, Inc.*+                                  940            65,462
   Covance, Inc.*                                      1,320            51,150
   First Health Group Corp.*                           1,860            34,801
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,475,351
                                                               ---------------
   BIOTECHNOLOGY 1.8%
   Invitrogen Corp.*+                                  3,940           264,492
   Charles River Laboratories International,
      Inc.*+                                           5,020           230,970
   Millennium Pharmaceuticals, Inc.*                   9,120           110,535
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    605,997
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   DENTSPLY International, Inc.                        4,260           239,412
   Hillenbrand Industries, Inc.                        2,110           117,190
   Varian, Inc.*                                       1,220            50,032
   Cytyc Corp.*                                        1,440            39,701
   Varian Medical Systems, Inc.*+                        380            16,431
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 462,766
                                                               ---------------
   PHARMACEUTICALS 0.9%
   Barr Pharmaceuticals, Inc.*+                        6,810           310,127
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  310,127
                                                               ---------------
TOTAL HEALTH CARE                                                    2,854,241
                                                               ---------------
UTILITIES 5.3%
   ELECTRIC UTILITIES 2.7%
   Pepco Holdings, Inc.+                              12,230           260,744
   IDACORP, Inc.                                       6,590           201,456

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   OGE Energy Corp.+                                   6,960   $       184,510
   Duquesne Light Holdings, Inc.+                      8,480           159,848
   NSTAR                                               2,230           121,044
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               927,602
                                                               ---------------
   MULTI-UTILITIES 2.6%
   Oneok, Inc.                                         8,770           249,244
   Energy East Corp.                                   9,130           243,588
   MDU Resources Group, Inc.                           9,100           242,788
   Sierra Pacific Resources*+                         14,350           150,675
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  886,295
                                                               ---------------
TOTAL UTILITIES                                                      1,813,897
                                                               ---------------
ENERGY 5.1%
   OIL & GAS 3.4%
   Murphy Oil Corp.                                    3,950           317,777
   Pogo Producing Co.                                  5,130           248,754
   Forest Oil Corp.*+                                  6,690           212,207
   Noble Energy, Inc.+                                 3,360           207,178
   Newfield Exploration Co.*                           3,310           195,455
                                                               ---------------
TOTAL OIL & GAS                                                      1,181,371
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.7%
   Weatherford International Ltd.*+                    6,470           331,911
   Grant Prideco, Inc.*                                6,490           130,124
   Cooper Cameron Corp.*+                              1,950           104,930
   ENSCO International, Inc.+                             90             2,857
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      569,822
                                                               ---------------
TOTAL ENERGY                                                         1,751,193
                                                               ---------------
MATERIALS 4.2%
   CHEMICALS 2.7%
   Lyondell Chemical Co.+                             12,110           350,221
   Scotts Co. -- Class A*                              3,270           240,410
   Lubrizol Corp.                                      5,910           217,843
   Airgas, Inc.                                        3,670            97,292
                                                               ---------------
TOTAL CHEMICALS                                                        905,766
                                                               ---------------
   PAPER & FOREST PRODUCTS 1.0%
   Potlatch Corp.+                                     4,040           204,343
   Bowater, Inc.+                                      2,860           125,754
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          330,097
                                                               ---------------
   METALS & MINING 0.5%
   Peabody Energy Corp.                                1,280           103,565
   Steel Dynamics, Inc.                                1,110            42,047
   Worthington Industries, Inc.                        2,000            39,160
                                                               ---------------
TOTAL METALS & MINING                                                  184,772
                                                               ---------------
TOTAL MATERIALS                                                      1,420,635
                                                               ---------------

                                              See Notes to Financial Statements.


72 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER STAPLES 3.5%
   FOOD PRODUCTS 1.9%
   Tyson Foods, Inc. -- Class A                       16,140   $       296,976
   Hormel Foods Corp.                                  7,250           227,287
   Lancaster Colony Corp.                              2,050            87,884
   Dean Foods Co.*                                       840            27,678
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    639,825
                                                               ---------------
   FOOD & DRUG RETAILING 0.6%
   BJ's Wholesale Club, Inc.*+                         4,300           125,259
   Ruddick Corp.                                       4,170            90,447
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            215,706
                                                               ---------------
   BEVERAGES 0.6%
   PepsiAmericas, Inc.                                10,090           214,311
                                                               ---------------
TOTAL BEVERAGES                                                        214,311
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.4%
   Energizer Holdings, Inc.*+                          2,590           128,697
   Church & Dwight Co., Inc.                             230             7,733
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               136,430
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,206,272
                                                               ---------------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Telephone & Data Systems, Inc.+                     1,740           133,893
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              133,893
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       133,893
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $24,475,292)                                               26,571,210
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------

FFEDERAL AGENCY DISCOUNT NOTES 5.9%
Federal Home Loan Bank**
   2.20% due 01/07/05                         $    1,000,000           999,756
Freddie Mac**
   2.21% due 01/14/05                              1,000,000           999,325
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,999,081)                                                 1,999,081
                                                               ---------------

REPURCHASE AGREEMENTS 18.5%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                              1,575,642         1,575,642
   1.48% due 01/03/05                              3,196,132         3,196,132
   1.25% due 01/03/05                              1,564,540         1,564,540
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,336,314)                                                 6,336,314
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 12.4%
Investment in Securities Lending Short Term
Investment Portfolio Held by
    U.S. Bank (Note 8)                        $    4,234,054   $     4,234,054
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,234,054)                                                 4,234,054
                                                               ---------------
TOTAL INVESTMENTS 114.6%
   (Cost $37,044,741)                                          $    39,140,659
                                                               ===============

LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.6)%                                      $    (4,979,116)
                                                               ===============

NET ASSETS - 100.0%                                            $    34,161,543

==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $9,898,070)                                 149   $       344,720
                                                               ===============

                                                       UNITS
                                              --------------

EQUITY INDEX SWAP AGREEMENT
February 2005 S&P MidCap 400 Index
   Swap, Maturing 02/22/05***
   (Notional Market Value $14,723,147)                22,196   $       754,960
                                                               ---------------

  *   NON-INCOME PRODUCING SECURITIES.

 ** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

*** PRICE RETURN BASED ON S&P MidCap 400 Index +/- financing at a variable rate.

  +   All or a portion of this security is on loan at December 31, 2004 - See
      Note 8.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 45.5%
Fannie Mae*
   2.25% due 01/26/05                         $      100,000   $        99,856
Farmer Mac*
   2.24% due 01/06/05                                250,000           249,953
Federal Home Loan Bank*
   2.22% due 01/06/05                                250,000           249,954
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $599,763)                                                     599,763
                                                               ---------------

REPURCHASE AGREEMENTS 34.7%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                                113,951           113,951
   1.48% due 01/03/05                                231,146           231,146
   1.25% due 01/03/05                                113,149           113,149
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $458,246)                                                     458,246
                                                               ---------------
TOTAL INVESTMENTS 80.2%
   (Cost $1,058,009)                                           $     1,058,009
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 19.8%                                         $       260,838
                                                               ===============
NET ASSETS - 100.0%                                            $     1,318,847

------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $730,730)                                    11   $       (25,184)
                                                               ===============

                                                       UNITS
                                              --------------
EQUITY INDEX SWAP AGREEMENT
February 2005 S&P MidCap 400 Index
   Swap, Maturing 02/22/05**
   (Notional Market Value $617,846)                      931   $       (15,129)
                                                               ---------------

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON S&P MidCap 400 Index +/- financing at a variable rate.

                                              See Notes to Financial Statements.


74 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 58.2%

FINANCIALS 12.8%
   BANKS 5.0%
   First Bancorp Puerto Rico                           5,150   $       327,076
   East-West Bancorp, Inc.+                            7,525           315,749
   Silicon Valley Bancshares*                          6,105           273,626
   Southwest Bancorp of Texas, Inc.                   11,600           270,164
   Pacific Capital Bancorp                             7,800           265,122
   BancorpSouth, Inc.                                 10,867           264,829
   Central Pacific Financial Corp. Co.                 6,900           249,573
   Citizens Banking Corp./MI                           7,202           247,389
   Cathay General Bancorp                              6,528           244,800
   Chittenden Corp.                                    8,320           239,034
   Umpqua Holding Corp.                                9,263           233,520
   TrustCo Bank Corp./NY                              16,140           222,571
   Alabama National Bancorporation                     3,330           214,785
   Community Bank System, Inc.                         7,544           213,118
   Hancock Holding Co.                                 6,352           212,538
   PrivateBancorp, Inc.                                6,550           211,107
   Hanmi Financial Corp.                               5,830           209,530
   Oriental Financial Group                            7,266           205,686
   First Charter Corp.                                 7,796           204,021
   City Holding Co.                                    5,530           200,407
   First Financial Bancorp                            11,010           192,675
   Irwin Financial Corp.                               6,760           191,916
   Nara Bancorp, Inc.                                  8,765           186,432
   First Midwest Bancorp, Inc./IL                      2,900           105,241
   Prosperity Bancshares, Inc.                         1,690            49,365
   Signature Bank/New York NY*                         1,120            36,243
                                                               ---------------
TOTAL BANKS                                                          5,586,517
                                                               ---------------
   REAL ESTATE 4.1%
   First Industrial Realty Trust, Inc.                 6,585           268,207
   American Home Mortgage Investment
      Corp.                                            7,680           263,040
   Prentiss Properties Trust                           6,835           261,097
   Brandywine Realty Trust                             8,170           240,116
   Glimcher Realty Trust                               8,290           229,716
   Corporate Office Properties Trust
      SBI/MD                                           7,795           228,783
   LaSalle Hotel Properties                            6,980           222,173
   Impac Mortgage Holdings, Inc.                       9,730           220,579
   Redwood Trust, Inc.+                                3,450           214,210
   Jones Lang LaSalle, Inc.*                           5,685           212,676
   CRT Properties, Inc.                                8,465           201,975
   Mid-America Apartment Communities,
      Inc.                                             4,895           201,772
   Parkway Properties, Inc./MD                         3,933           199,600

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Sovran Self Storage, Inc.                           4,720   $       198,901
   Cousins Properties, Inc.                            6,470           195,847
   National Health Investors, Inc.                     6,613           192,967
   Colonial Properties Trust+                          4,840           190,067
   MFA Mortgage Investments, Inc.                     21,040           185,573
   Bedford Property Investors, Inc.                    5,780           164,210
   LTC Properties, Inc.                                7,381           146,956
   Capstead Mortgage Corp.+                           13,190           139,023
   Essex Property Trust, Inc.                            910            76,258
   HomeBanc Corp./Atlanta GA                           3,390            32,815
   Newcastle Investment Corp.                            990            31,462
   Luminent Mortgage Capital, Inc.                     2,430            28,917
   Anworth Mortgage Asset Corp.                        1,680            17,993
   CB Richard Ellis Group, Inc. --
      Class A*                                           120             4,026
   MortgageIT Holdings, Inc.                             180             3,231
                                                               ---------------
TOTAL REAL ESTATE                                                    4,572,190
                                                               ---------------
   INSURANCE 1.5%
   ProAssurance Corp.*+                                5,840           228,402
   RLI Corp.                                           5,322           221,236
   Delphi Financial Group, Inc. --
      Class A                                          4,600           212,290
   Triad Guaranty, Inc.*                               3,325           201,096
   Direct General Corp.                                6,170           198,057
   State Auto Financial Corp.                          6,108           157,892
   Universal American Financial Corp.*                 9,800           151,606
   Selective Insurance Group, Inc.                     1,880            83,171
   Infinity Property & Casualty Corp.                  2,275            80,080
   Zenith National Insurance Corp.                       910            45,354
   American Equity Investment Life
      Holding Co.+                                     3,245            34,949
   UICI                                                1,020            34,578
   Vesta Insurance Group, Inc.                         2,199             8,092
                                                               ---------------
TOTAL INSURANCE                                                      1,656,803
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.4%
   MAF Bancorp, Inc.                                   5,200           233,064
   BankAtlantic Bancorp, Inc. -- Class A              10,645           211,836
   Corus Bankshares, Inc.                              4,324           207,595
   Harbor Florida Bancshares, Inc.                     5,986           207,175
   Commercial Capital Bancorp, Inc.                    8,547           198,119
   NetBank, Inc.                                      17,780           185,090
   Flagstar Bancorp, Inc.                              5,617           126,944
   Dime Community Bancshares                           5,925           106,117
   Franklin Bank Corp./Houston TX*                     5,148            93,951
   Ocwen Financial Corp.*+                             5,030            48,087
   Brookline Bancorp, Inc.                                 4                65
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,618,043
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   CAPITAL MARKETS 0.5%
   National Financial Partners Corp.                   6,170   $       239,396
   MCG Capital Corp.                                  10,705           183,377
   Affiliated Managers Group*+                           730            49,450
   Gabelli Asset Management, Inc. --
      Class A                                            850            41,242
   Cohen & Steers, Inc.                                2,115            34,369
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  547,834
                                                               ---------------
   CONSUMER FINANCE 0.2%
   Nelnet, Inc. -- Class A*                            7,440           200,359
   Collegiate Funding Services LLC*                    3,450            48,611
   Education Lending Group, Inc.*+                     2,257            35,006
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 283,976
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.1%
   GATX Corp.+                                         5,870           173,517
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           173,517
                                                               ---------------
TOTAL FINANCIALS                                                    14,438,880
                                                               ---------------
INFORMATION TECHNOLOGY 10.7%
   SOFTWARE 2.2%
   Micros Systems, Inc.*                               3,900           304,434
   Parametric Technology Corp.*+                      44,840           264,108
   Kronos, Inc./MA*                                    5,135           262,553
   Borland Software Corp.*                            22,390           261,515
   Macrovision Corp.*+                                 9,275           238,553
   Ansys, Inc.*                                        7,336           235,192
   Progress Software Corp.*                            9,555           223,109
   Transaction Systems Architects,
      Inc. -- Class A*                                10,335           205,150
   Epicor Software Corp.*                             14,400           202,896
   Midway Games, Inc.*                                17,240           181,020
   MicroStrategy, Inc. -- Class A*                       722            43,500
   Advent Software, Inc.*                              1,875            38,400
                                                               ---------------
TOTAL SOFTWARE                                                       2,460,430
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
   Varian Semiconductor Equipment
      Associates, Inc.*                                6,780           249,843
   ON Semiconductor Corp.*+                           54,985           249,632
   Kulicke & Soffa Industries, Inc.*                  28,300           243,946
   AMIS Holdings, Inc.*                               12,639           208,796
   MKS Instruments, Inc.*                             11,185           207,482
   Cymer, Inc.*+                                       7,020           207,371
   ATMI, Inc.*                                         8,890           200,292
   Micrel, Inc.*+                                     17,970           198,029
   Axcelis Technologies, Inc.*                        22,675           184,348
   OmniVision Technologies, Inc.*+                     3,537            64,904
   Photronics, Inc.*                                   3,460            57,090
   Sigmatel, Inc.*                                     1,442            51,234
   Brooks Automation, Inc.*                            2,765            47,613

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Skyworks Solutions, Inc.*                           4,660   $        43,944
   Pixelworks, Inc.*                                   2,459            27,885
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                         2,242,409
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
   Taser International, Inc.*+                        10,840           342,436
   Coherent, Inc.*                                     7,692           234,144
   Littelfuse, Inc.*                                   5,588           190,886
   CTS Corp.                                          13,905           184,797
   Agilsys, Inc.                                      10,395           178,170
   BEI Technologies, Inc.                              5,686           175,584
   Methode Electronics, Inc. -- Class A               13,307           170,995
   Paxar Corp.*                                        6,150           136,346
   Anixter International, Inc.*+                       3,505           126,145
   Trimble Navigation Ltd.*                            2,950            97,468
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,836,971
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.4%
   EarthLink, Inc.*+                                  22,300           256,896
   Jupitermedia Corp.*                                 9,800           233,044
   Equinix, Inc.*                                      5,442           232,591
   Digitas, Inc.*+                                    22,560           215,448
   WebEx Communications, Inc.*+                        8,590           204,270
   Sohu.com, Inc.*+                                    9,130           161,692
   aQuantive, Inc.*                                   17,710           158,328
   Travelzoo, Inc.*+                                   1,445           137,897
   FindWhat.com*+                                      1,547            27,428
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   1,627,594
                                                               ---------------
   IT CONSULTING & SERVICES 1.3%
   CACI International, Inc. -- Class A*+               4,540           309,310
   BISYS Group, Inc.*+                                17,465           287,299
   Euronet Worldwide, Inc.*                            9,375           243,938
   CSG Systems International, Inc.*                   12,880           240,856
   iPayment Holdings, Inc.*                            4,350           215,412
   Sapient Corp.*                                      7,000            55,370
   TNS, Inc.*                                          2,420            52,877
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       1,405,062
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.2%
   F5 Networks, Inc.*                                  6,870           334,706
   Extreme Networks, Inc.*                            39,290           257,350
   CommScope, Inc.*                                   10,100           190,890
   Sycamore Networks, Inc.*                           38,585           156,655
   Arris Group, Inc.*+                                19,360           136,294
   Ditech Communications Corp.*                        8,440           126,178
   Black Box Corp.+                                    2,420           116,208
   ViaSat, Inc.*                                       1,202            29,173
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,347,454
                                                               ---------------

                                              See Notes to Financial Statements.


76 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 1.0%
   Brocade Communications Systems,
      Inc.*+                                          40,590   $       310,108
   Intergraph Corp.*                                   7,735           208,304
   Electronics for Imaging, Inc.*+                     9,450           164,524
   PalmOne, Inc.*+                                     4,941           155,889
   Komag, Inc.*+                                       8,230           154,559
   McData Corp. -- Class A*                           20,690           123,312
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,116,696
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        12,036,616
                                                               ---------------
CONSUMER DISCRETIONARY 8.7%
   HOTELS, RESTAURANTS & LEISURE 1.9%
   La Quinta Corp.*                                   30,425           276,563
   Rare Hospitality International, Inc.*               7,870           250,738
   Sunterra Corp.*+                                   16,700           234,468
   Landry's Restaurants, Inc.                          6,895           200,369
   Steak N Shake Co.*                                  9,130           183,330
   Ameristar Casinos, Inc.                             4,176           180,027
   Six Flags, Inc.*                                   33,510           179,949
   Vail Resorts, Inc.*                                 5,590           125,328
   P.F. Chang's China Bistro, Inc.*                    2,180           122,843
   Isle of Capri Casinos, Inc.*                        3,450            88,493
   Bluegreen Corp.*                                    3,850            76,346
   Krispy Kreme Doughnuts, Inc.*+                      4,779            60,215
   Navigant International*                             4,105            49,958
   Red Robin Gourmet Burgers, Inc.*                      700            37,429
   Life Time Fitness, Inc.*                            1,150            29,762
   Multimedia Games, Inc.*                             1,387            21,859
   Marcus Corp.                                           60             1,508
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  2,119,185
                                                               ---------------
   SPECIALTY RETAIL 1.8%
   Charming Shoppes, Inc.*                            28,006           262,416
   Cato Corp. -- Class A                               7,862           226,583
   Sonic Automotive, Inc.                              9,070           224,936
   Group 1 Automotive, Inc.*                           6,570           206,955
   United Auto Group, Inc.                             6,990           206,834
   Movie Gallery, Inc.+                               10,160           193,751
   West Marine, Inc.*                                  7,735           191,441
   Select Comfort Corp.*                               5,020            90,059
   Cost Plus, Inc.*                                    2,720            87,394
   Finish Line, Inc. -- Class A+                       4,360            79,788
   Bebe Stores, Inc.                                   2,625            70,822
   Sports Authority, Inc.*+                            2,420            62,315
   HOT Topic, Inc.*                                    2,720            46,757
   Christopher & Banks Corp.                           2,239            41,310
   Jos. A. Bank Clothiers, Inc.*+                      1,210            34,243
   Guess ?, Inc.*                                      1,750            21,962
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               2,047,566
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MEDIA 1.4%
   RH Donnelley Corp.*                                 4,410   $       260,410
   Cumulus Media, Inc. -- Class A*                    13,490           203,429
   Entravision Communications
      Corp. -- Class A*                               22,374           186,823
   Lin TV Corp. -- Class A*                            9,435           180,208
   Insight Communications Co., Inc.*                  19,119           177,233
   Reader's Digest Association, Inc.                  11,780           163,860
   Mediacom Communications Corp.*                     25,670           160,437
   Emmis Communications Corp. --
      Class A*                                         8,050           154,480
   Sinclair Broadcast Group, Inc. --
      Class A                                          7,070            65,115
   Primedia, Inc.*                                     7,742            29,420
                                                               ---------------
TOTAL MEDIA                                                          1,581,415
                                                               ---------------
   HOUSEHOLD DURABLES 1.1%
   Yankee Candle Co., Inc.*                            8,350           277,053
   Ethan Allen Interiors, Inc.                         6,360           254,527
   WCI Communities, Inc.*                              8,530           250,782
   Libbey, Inc.                                        7,257           161,178
   Interface, Inc. -- Class A*                        12,325           122,880
   Champion Enterprises, Inc.*                         6,920            81,795
   Tempur-Pedic International, Inc.*+                  2,000            42,400
   Blount International, Inc.*                         2,235            38,934
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,229,549
                                                               ---------------
   AUTO COMPONENTS 0.7%
   Goodyear Tire & Rubber Co.*+                       23,290           341,431
   Tenneco Automotive, Inc.*                          13,730           236,705
   Superior Industries International,
      Inc.+                                            4,360           126,658
   Exide Technologies*                                 6,775            93,360
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  798,154
                                                               ---------------
   TEXTILES & APPAREL 0.7%
   K-Swiss, Inc. -- Class A                            8,540           248,685
   Brown Shoe Co., Inc.                                7,200           214,776
   Oxford Industries, Inc.                             4,596           189,815
   Warnaco Group, Inc.*                                4,225            91,260
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               744,536
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   SCP Pool Corp.                                      7,980           254,562
   K2, Inc.*                                          12,870           204,376
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     458,938
                                                               ---------------
   AUTOMOBILES 0.2%
   Winnebago Industries, Inc.                          5,950           232,407
   Thor Industries, Inc.                               1,110            41,125
                                                               ---------------
TOTAL AUTOMOBILES                                                      273,532
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INTERNET & CATALOG RETAIL 0.2%
   1-800-FLOWERS.com, Inc.*                           19,654   $       165,290
   Priceline.com, Inc.*+                               2,600            61,334
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        226,624
                                                               ---------------
   MULTILINE RETAIL 0.2%
   ShopKo Stores, Inc.*                                9,425           176,059
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 176,059
                                                               ---------------
   DISTRIBUTORS 0.1%
   Handleman Co.                                       4,420            94,942
                                                               ---------------
TOTAL DISTRIBUTORS                                                      94,942
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         9,750,500
                                                               ---------------
INDUSTRIALS 8.3%
   COMMERCIAL SERVICES & SUPPLIES 2.3%
   Resources Connection, Inc.*+                        5,320           288,929
   Ionics, Inc.*+                                      6,530           283,010
   Brady Corp. -- Class A                              3,812           238,517
   Mobile Mini, Inc.*                                  6,782           224,077
   Sotheby's Holdings, Inc. -- Class A*+              12,215           221,824
   Bowne & Co., Inc.                                  13,600           221,136
   Kelly Services, Inc.                                6,526           196,955
   Central Parking Corp.                              12,916           195,677
   Spherion Corp.*                                    22,320           187,488
   Korn/Ferry International, Inc.*                     8,170           169,527
   Imagistics International, Inc.*                     2,780            93,575
   Jackson Hewitt Tax Service, Inc.                    3,630            91,658
   Rollins, Inc.                                       1,810            47,639
   NCO Group, Inc.*                                    1,613            41,696
   Tetra Tech, Inc.*                                   2,290            38,335
   Casella Waste Systems,
      Inc. -- Class A*                                 2,337            34,214
   Waste Connections, Inc.*                              140             4,795
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,579,052
                                                               ---------------
   MACHINERY 1.9%
   Toro Co.+                                           3,570           290,420
   Watts Industries, Inc. -- Class A.                  7,019           226,293
   Wabtec Corp.                                       10,395           221,621
   Thomas Industries, Inc.                             5,496           219,400
   Wabash National Corp.*+                             7,037           189,506
   Mueller Industries, Inc.                            5,630           181,286
   Terex Corp.*                                        3,630           172,970
   Astec Industries, Inc.*                             8,890           152,997
   Barnes Group, Inc.                                  5,745           152,300
   Middleby Corp.                                      2,827           143,386
   Tecumseh Products Co. -- Class A                    2,340           111,852
   Gardner Denver, Inc.*                               2,749            99,761
   Bucyrus International, Inc. -- Class A                724            29,423
                                                               ---------------
TOTAL MACHINERY                                                      2,191,215
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ROAD & RAIL 0.9%
   Swift Transportation Co., Inc.*+                   11,670   $       250,672
   Kansas City Southern*+                             13,641           241,855
   Dollar Thrifty Automotive Group,
      Inc.*                                            7,700           232,540
   Old Dominion Freight Line, Inc.*                    4,107           142,924
   RailAmerica, Inc.*                                  9,320           121,626
   USF Corp.                                           1,632            61,934
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,051,551
                                                               ---------------
   AEROSPACE & DEFENSE 0.9%
   Moog, Inc. -- Class A*                              5,614           254,595
   DRS Technologies, Inc.*                             5,380           229,780
   Aviall, Inc.*                                       8,465           194,441
   Cubic Corp.                                         7,440           187,265
   Curtiss-Wright Corp.                                1,090            62,577
   EDO Corp.                                           1,505            47,784
   Teledyne Technologies, Inc.*                          790            23,249
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              999,691
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.7%
   Thomas & Betts Corp.*                               8,860           272,445
   II-Vi, Inc.*                                        4,895           207,989
   Franklin Electric Co., Inc.                         4,540           191,860
   A.O. Smith Corp.                                    1,600            47,904
   Plug Power, Inc.*+                                  2,840            17,352
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             737,550
                                                               ---------------
   BUILDING PRODUCTS 0.5%
   Trex Co., Inc.*+                                    3,985           208,973
   Jacuzzi Brands, Inc.*                              20,375           177,263
   Apogee Enterprises, Inc.                           10,590           142,012
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                528,248
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.4%
   Washington Group International,
      Inc.*                                            4,980           205,425
   Shaw Group, Inc.*                                  10,147           181,124
   Mastec, Inc.*                                       1,375            13,901
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       400,450
                                                               ---------------
   AIR FREIGHT & COURIERS 0.2%
   Pacer International, Inc.*                          8,748           185,982
   EGL, Inc.*+                                         2,331            69,674
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           255,656
                                                               ---------------
   AIRLINES 0.2%
   Alaska Air Group, Inc.*                             3,925           131,448
   ExpressJet Holdings, Inc.*                          5,500            70,840
   Continental Airlines, Inc. -- Class B*              3,841            52,007
                                                               ---------------
TOTAL AIRLINES                                                         254,295
                                                               ---------------

                                              See Notes to Financial Statements.


78 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MARINE 0.1%
   Kirby Corp.*                                        3,145   $       139,575
                                                               ---------------
TOTAL MARINE                                                           139,575
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   Watsco, Inc.                                        3,265           114,993
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 114,993
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.1%
   Tredegar Corp.                                      4,250            85,893
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                          85,893
                                                               ---------------
TOTAL INDUSTRIALS                                                    9,338,169
                                                               ---------------
HEALTH CARE 7.4%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
   Intuitive Surgical, Inc.*                           8,100           324,162
   Sola International, Inc.*                          10,040           276,502
   Steris Corp.*                                      11,149           264,454
   West Pharmaceutical Services, Inc.                  8,826           220,915
   Haemonetics Corp./MA*+                              5,805           210,199
   Conmed Corp.*                                       7,380           209,740
   Kyphon, Inc.*+                                      7,675           197,708
   Analogic Corp.                                      4,230           189,462
   Varian, Inc.*                                       3,850           157,888
   Laserscope*                                         4,080           146,513
   Align Technology, Inc.*                            12,825           137,869
   Mentor Corp.                                        3,052           102,974
   Biosite, Inc.*+                                     1,500            92,310
   Intermagnetics General Corp.*                       2,295            58,316
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,589,012
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.1%
   Cerner Corp.*+                                      5,120           272,230
   Chemed Corp.                                        3,450           231,529
   eResearch Technology, Inc.*                        14,568           230,903
   NDCHealth Corp.                                    11,460           213,041
   IDX Systems Corp.*                                  5,805           200,040
   Magellan Health Services, Inc.*                     5,800           198,128
   Parexel International Corp.*                        9,403           190,881
   First Health Group Corp.*                           8,540           159,783
   Apria Healthcare Group, Inc.*                       4,445           146,463
   American Healthways, Inc.*                          3,945           130,343
   Per-Se Technologies, Inc.*                          8,050           127,431
   Pediatrix Medical Group, Inc.*                      1,473            94,346
   Advisory Board Co.*                                 1,145            42,228
   Genesis HealthCare Corp.*                             990            34,680
   Odyssey HealthCare, Inc.*                           2,092            28,619
   LabOne, Inc.*                                         370            11,855
   AMN Healthcare Services, Inc.*                        675            10,739
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,323,239
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BIOTECHNOLOGY 2.0%
   Human Genome Sciences, Inc.*                       21,890   $       263,118
   Transkaryotic Therapies, Inc.*                     10,040           254,915
   United Therapeutics Corp.*                          5,440           245,616
   Alexion Pharmaceuticals, Inc.*                      9,740           245,448
   Cubist Pharmaceuticals, Inc.*                      17,963           212,502
   Vertex Pharmaceuticals, Inc.*+                     19,240           203,367
   Exelixis, Inc.*                                    21,380           203,110
   NPS Pharmaceuticals, Inc.*+                         9,120           166,714
   Medarex, Inc.*+                                    15,097           162,746
   Vicuron Pharmaceuticals, Inc.*                      8,358           145,513
   Abgenix, Inc.*+                                    12,915           133,541
   Serologicals Corp.*                                 2,120            46,894
   Digene Corp.*                                         805            21,051
   MannKind Corp.*                                       670            10,552
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  2,315,087
                                                               ---------------
   PHARMACEUTICALS 1.0%
   Bone Care International, Inc.*                      7,203           200,603
   Perrigo Co.                                        11,210           193,597
   Connetics Corp.*+                                   7,620           185,090
   Kos Pharmaceuticals, Inc.*                          4,870           183,307
   Alpharma, Inc. -- Class A                           9,916           168,076
   First Horizon Pharmaceutical*                       7,220           165,266
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,095,939
                                                               ---------------
TOTAL HEALTH CARE                                                    8,323,277
                                                               ---------------
MATERIALS 3.7%
   CHEMICALS 1.7%
   Cytec Industries, Inc.                              5,865           301,578
   Mosaic Co.*+                                       15,610           254,755
   Airgas, Inc.                                        9,605           254,629
   Georgia Gulf Corp.+                                 5,090           253,482
   MacDermid, Inc.                                     6,705           242,050
   PolyOne Corp.*                                     23,910           216,625
   Arch Chemicals, Inc.                                6,533           188,020
   FMC Corp.*                                          3,020           145,866
   Minerals Technologies, Inc.                           650            43,355
   Westlake Chemical Corp.                             1,070            35,738
                                                               ---------------
TOTAL CHEMICALS                                                      1,936,098
                                                               ---------------
   METALS & MINING 1.1%
   Allegheny Technologies, Inc.+                      14,820           321,149
   Cleveland-Cliffs, Inc.+                             2,540           263,804
   GrafTech International Ltd.*+                      16,820           159,117
   AK Steel Holding Corp.*                            10,178           147,276
   Oregon Steel Mills, Inc.*                           6,437           130,607
   Wheeling-Pittsburgh Corp.*                          2,840           109,454
   Stillwater Mining Co.*                              6,220            70,037
   Hecla Mining Co.*                                   7,273            42,402
                                                               ---------------
TOTAL METALS & MINING                                                1,243,846
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 0.5%
   AptarGroup, Inc.                                    5,490   $       289,762
   Silgan Holdings, Inc.                               3,450           210,312
   Crown Holdings, Inc.*+                              2,480            34,075
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           534,149
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.2%
   Potlatch Corp.+                                     4,990           252,394
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          252,394
                                                               ---------------
   CONSTRUCTION MATERIALS 0.2%
   Texas Industries, Inc.                              3,190           198,992
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           198,992
                                                               ---------------
TOTAL MATERIALS                                                      4,165,479
                                                               ---------------
ENERGY 2.7%
   OIL & GAS 1.5%
   Vintage Petroleum, Inc.                            10,525           238,812
   Stone Energy Corp.*                                 4,826           217,604
   Frontier Oil Corp.                                  7,915           211,014
   Spinnaker Exploration Co.*                          5,865           205,686
   Holly Corp.                                         7,120           198,434
   Tesoro Corp.*                                       5,880           187,337
   Plains Exploration & Production Co.*                6,550           170,300
   Meridian Resource Corp.*                           14,990            90,689
   Whiting Petroleum Corp.*                            2,300            69,575
   Overseas Shipholding Group, Inc.+                   1,070            59,064
   Comstock Resources, Inc.*                           1,810            39,911
   Energy Partners Ltd.*                               1,496            30,324
   Brigham Exploration Co.*                            1,459            13,131
                                                               ---------------
TOTAL OIL & GAS                                                      1,731,881
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.2%
   Maverick Tube Corp.*+                               7,380           223,614
   Cal Dive International, Inc.*+                      4,720           192,340
   Universal Compression Holdings,
      Inc.*                                            5,440           189,910
   Unit Corp.*+                                        4,860           185,701
   Dril-Quip, Inc.*                                    6,409           155,482
   Atwood Oceanics, Inc.*                              2,285           119,049
   Newpark Resources, Inc.*                           17,535            90,305
   Offshore Logistics, Inc.*                           1,640            53,251
   Veritas DGC, Inc.*                                  1,987            44,529
   Lone Star Technologies, Inc.*                       1,150            38,479
   Todco -- Class A*                                   1,770            32,603
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,325,263
                                                               ---------------
TOTAL ENERGY                                                         3,057,144
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

UTILITIES 2.0%
   GAS UTILITIES 0.8%
   Southern Union Co.*+                               11,311   $       271,234
   Atmos Energy Corp.                                  9,730           266,115
   Laclede Group, Inc.                                 6,470           201,541
   South Jersey Industries, Inc.                       3,750           197,100
                                                               ---------------
TOTAL GAS UTILITIES                                                    935,990
                                                               ---------------
   ELECTRIC UTILITIES 0.6%
   Cleco Corp.+                                       11,665           236,333
   Duquesne Light Holdings, Inc.+                     12,195           229,876
   IDACORP, Inc.                                       7,395           226,065
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               692,274
                                                               ---------------
   MULTI-UTILITIES 0.5%
   CMS Energy Corp.*+                                 25,760           269,192
   Sierra Pacific Resources*+                         24,320           255,360
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  524,552
                                                               ---------------
   WATER UTILITIES 0.1%
   American States Water Co.                           4,715           122,590
                                                               ---------------
TOTAL WATER UTILITIES                                                  122,590
                                                               ---------------
TOTAL UTILITIES                                                      2,275,406
                                                               ---------------
CONSUMER STAPLES 1.5%
   FOOD PRODUCTS 0.6%
   Chiquita Brands International, Inc.                10,830           238,910
   Sanderson Farms, Inc.+                              4,952           214,323
   American Italian Pasta Co. --
      Class A+                                         5,080           118,110
   Ralcorp Holdings, Inc.                              1,782            74,719
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    646,062
                                                               ---------------
   FOOD & DRUG RETAILING 0.4%
   Longs Drug Stores Corp.                             7,890           217,527
   Central European Distribution
      Corp.*                                           7,335           216,676
   Smart & Final, Inc.*                                2,955            42,522
   Winn-Dixie Stores, Inc.+                            4,841            22,027
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            498,752
                                                               ---------------
   PERSONAL PRODUCTS 0.2%
   Nu Skin Enterprises, Inc.+                          9,407           238,750
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                238,750
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.2%
   Central Garden and Pet Co.*                         3,925           163,829
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               163,829
                                                               ---------------
   TOBACCO 0.1%
   Vector Group Ltd.                                   7,390           122,896
                                                               ---------------
TOTAL TOBACCO                                                          122,896
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,670,289
                                                               ---------------

                                              See Notes to Financial Statements.


80 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   USA Mobility, Inc.*                                 6,333   $       223,618
   Ubiquitel, Inc.*                                    7,920            56,390
   Dobson Communications Corp. --
      Class A*                                        27,890            47,971
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              327,979
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Time Warner Telecom,
      Inc. -- Class A*                                19,930            86,895
   Golden Telecom, Inc.                                3,040            80,317
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            167,212
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       495,191
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $60,973,106)                                               65,550,951
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
FEDERAL AGENCY DISCOUNT NOTES 8.9%
Farmer Mac**
   2.12% due 01/14/05                          $   2,000,000         1,998,705
Federal Farm Credit Bank**
   2.18% due 01/06/05                              2,000,000         1,999,653
Federal Home Loan Bank**
   2.15% due 01/05/05                              2,000,000         1,999,761
Freddie Mac**
   2.21% due 01/14/05                              4,000,000         3,997,299
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,995,418)                                                 9,995,418
                                                               ---------------
REPURCHASE AGREEMENTS 29.2%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05++                            8,450,129         8,450,129
   1.48% due 01/03/05                             16,390,719        16,390,719
   1.25% due 01/03/05                              8,023,429         8,023,429
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $32,864,277)                                               32,864,277
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 4.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                          $   5,310,738   $     5,310,738
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,310,738)                                                 5,310,738
                                                               ---------------
TOTAL INVESTMENTS 101.0%
   (Cost $109,143,539)                                         $   113,721,384
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.0)%                                       $    (1,072,588)
                                                               ===============
NET ASSETS - 100.0%                                            $   112,648,796

==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of Contracts
   $52,330,500)                                          802   $     1,178,307
                                                               ===============

                                                       UNITS
                                               -------------
EQUITY INDEX SWAP AGREEMENTS
February 2005 Russell 2000 Index Swap,
   Maturing 02/22/05***
   (Notional Market Value $48,704,189)                74,749   $     1,474,112
March 2005 Russell 2000 Index Swap,
   Maturing 03/14/05***
   (Notional Market Value $2,516,979)                  3,863            51,435
                                                               ---------------
(TOTAL NOTIONAL MARKET VALUE
   $51,221,168)                                                $     1,525,547
                                                               ===============

  *   Non-Income Producing Securities.

 ** The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

***   Price Return based on Russell 2000 Index +/- financing at a variable rate.

  +   All or a portion of this security is on loan at December 31, 2004 - See
      Note 8.

 ++ All or a portion of this security is held as collateral at December 31, 2004.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 17.3%
Fannie Mae*
   2.25% due 01/26/05                          $     250,000   $       249,641
Farmer Mac*
   2.24% due 01/06/05                                250,000           249,953
Federal Home Loan Bank*
   2.22% due 01/06/05                                250,000           249,954
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $749,548)                                                     749,548
                                                               ---------------
REPURCHASE AGREEMENTS 89.7%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                                968,873           968,873
   1.48% due 01/03/05                              1,965,324         1,965,324
   1.25% due 01/03/05                                962,046           962,046
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,896,243)                                                 3,896,243
                                                               ---------------
TOTAL INVESTMENTS 107.0%
   (Cost $4,645,791)                                           $     4,645,791
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (7.0)%                                       $      (301,995)
                                                               ===============
NET ASSETS - 100.0%                                            $     4,343,796

==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $652,500)                                 10   $       (14,093)
                                                               ===============

                                                       UNITS
                                               -------------
EQUITY INDEX SWAP AGREEMENT
February 2005 Russell 2000 Index Swap,
   Maturing 02/22/05**
   (Notional Market Value $3,662,529)                  5,621   $       (89,390)
                                                               ---------------

  * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 **   PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

                                              See Notes to Financial Statements.


82 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 18.5%
Fannie Mae*
   2.15% due 01/07/05                          $   2,000,000   $     1,999,522
Federal Home Loan Bank*
   2.20% due 01/07/05                              4,000,000         3,999,022
Freddie Mac*
   2.12% due 01/11/05                              3,000,000         2,998,587
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $8,997,131)                                                 8,997,131
                                                               ---------------
U.S. TREASURY OBLIGATIONS 36.2%
U.S. Treasury Bond
   5.38% due 02/15/31                             16,297,000        17,628,770
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $16,386,361)                                               17,628,770
                                                               ---------------
REPURCHASE AGREEMENTS 42.3%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                              5,123,749         5,123,749
   1.48% due 01/03/05                             10,393,340        10,393,340
   1.25% due 01/03/05                              5,087,649         5,087,649
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,604,738)                                               20,604,738
                                                               ---------------
TOTAL INVESTMENTS 97.0%
   (Cost $45,988,230)                                          $    47,230,639
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.0%                                          $     1,478,453
                                                               ===============
NET ASSETS - 100.0%                                            $    48,709,092

==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value
   of Contracts $60,187,500)                             535   $       484,056
                                                               ===============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   JUNO FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 60.8%
Fannie Mae*
   2.17% due 01/07/05                          $   3,000,000   $     2,999,277
Farmer Mac*
   2.12% due 01/14/05                              7,000,000         6,995,466
Federal Farm Credit Bank*
   2.19% due 01/18/05+                             3,000,000         2,997,262
Federal Home Loan Bank*
   2.22% due 01/07/05+                             5,000,000         4,998,767
   2.15% due 01/05/05+                             4,000,000         3,999,522
Freddie Mac*
   2.21% due 01/14/05+                             3,000,000         2,997,974
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $24,988,268)                                               24,988,268
                                                               ---------------

                                                   CONTRACTS
                                               -------------
OPTIONS PURCHASED 0.0%
Call Options on:
   March 2005 U.S. Treasury Bond Futures Contracts
   Expiring March 2005 with
   strike price of 1260                                  191             2,984
   March 2005 U.S Treasury Bond Futures Contracts
   Expiring March 2005 with strike
   price of 1240                                          18               281
                                                               ---------------
TOTAL OPTIONS PURCHASED
   (Cost $4,259)                                                         3,265
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 121.0%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05+                         $   4,302,078   $     4,302,078
   1.48% due 01/03/05+                             8,726,611         8,726,611
   1.25% due 01/03/05+                             4,271,768         4,271,768
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 0.95%
   due 01/03/05 (Secured by U.S.
   Treasury Bonds, at a rate of 5.375%
   and maturing 02/15/31
   as collateral, with a Market Value
   of $33,058,050)                                32,405,000        32,405,000
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $49,705,457)                                               49,705,457
                                                               ---------------
TOTAL INVESTMENTS 181.8%
   (Cost $74,697,984)                                          $    74,696,990
                                                               ===============
U.S. TREASURY OBLIGATIONS SOLD SHORT (77.7)%
U.S. Treasury Bond
   (Cost $32,524,572)                          $  29,525,000       (31,937,746)
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.1)%                                       $    (1,661,448)
                                                               ===============
NET ASSETS - 100.0%                                            $    41,097,796

==============================================================================
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 U.S. Treasury Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $13,837,500)                                123   $       (24,566)
                                                               ===============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+     ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

                                              See Notes to Financial Statements.


84 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND MARKET
--------------------------------------------------------------------------------

                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 18.2%
Farmer Mac*
   2.12% due 01/14/05                          $   2,000,000   $     1,998,704
Federal Farm Credit Bank*
   2.18% due 01/06/05                              3,000,000         2,999,455
Federal Home Loan Bank*
   2.15% due 01/05/05                              3,000,000         2,999,642
Freddie Mac*
   2.21% due 01/14/05                              2,000,000         1,998,649
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,996,450)                                                 9,996,450
                                                               ---------------
REPURCHASE AGREEMENTS 77.3%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05+                         $  18,013,659        18,013,659
   1.48% due 01/03/05                             16,458,627        16,458,627
   1.25% due 01/03/05                              8,056,671         8,056,671
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,528,957)                                               42,528,957
                                                               ---------------
TOTAL INVESTMENTS 95.5%
   (Cost $52,525,407)                                          $    52,525,407
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 4.5%                                          $     2,468,842
                                                               ===============
NET ASSETS - 100.0%                                            $    54,994,249

==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                       UNITS          (NOTE 1)
------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENT
March 2005 Dow Jones
   STOXX 50 Index Swap,
   Maturing 3/14/05**
   (Notional Market Value
   $68,713,017)                                       18,178   $       989,008
                                                               ---------------

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 28.1%
Farmer Mac*
   2.12% due 01/14/05                          $   2,000,000   $     1,998,704
Federal Farm Credit Bank*
   2.18% due 01/06/05                              2,000,000         1,999,653
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $3,998,357)                                                 3,998,357
                                                               ---------------
REPURCHASE AGREEMENTS 34.9%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05+                             2,427,975         2,427,975
   1.48% due 01/03/05                              1,704,714         1,704,714
   1.25% due 01/03/05                                834,475           834,475
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,967,164)                                                 4,967,164
                                                               ---------------
TOTAL INVESTMENTS 63.0%
   (Cost $8,965,521)                                           $     8,965,521
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 37.0%                                         $     5,262,570
                                                               ===============
NET ASSETS - 100.0%                                            $    14,228,091

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 Nikkei 225 Index Futures Contracts
   (Aggregate Market Value of
   Contracts $983,450)                                    17   $        21,559
March 2005 Yen Currency Exchange Futures Contracts
   (Aggregate Market Value of
   Contracts $1,592,013)                                  13            10,201
                                                               ---------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $2,575,463)                                       $        31,760
                                                               ---------------

                                                       UNITS
                                               -------------
EQUITY INDEX SWAP AGREEMENT
March 2005 Topix 100 Index Swap,
   Maturing 03/14/05**
   (Notional Market
   Value $16,861,372)                              2,075,051   $       827,597
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

                                             See Notes to Financial Statements.


86 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 66.2%

INDUSTRIALS 18.4%
   AEROSPACE & DEFENSE 8.6%
   United Technologies Corp.                           4,730   $       488,846
   Boeing Co.                                          4,730           244,872
   Honeywell International, Inc.                       4,730           167,489
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              901,207
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 5.4%
   3M Co.+                                             4,730           388,191
   General Electric Co.                                4,730           172,645
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         560,836
                                                               ---------------
   MACHINERY 4.4%
   Caterpillar, Inc.+                                  4,730           461,222
                                                               ---------------
TOTAL MACHINERY                                                        461,222
                                                               ---------------
TOTAL INDUSTRIALS                                                    1,923,265
                                                               ---------------
CONSUMER STAPLES 9.6%
   TOBACCO 2.8%
   Altria Group, Inc.+                                 4,730           289,003
                                                               ---------------
TOTAL TOBACCO                                                          289,003
                                                               ---------------
   HOUSEHOLD PRODUCTS 2.5%
   Procter & Gamble Co.                                4,730           260,528
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               260,528
                                                               ---------------
   FOOD & DRUG RETAILING 2.4%
   Wal-Mart Stores, Inc.                               4,730           249,839
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            249,839
                                                               ---------------
   BEVERAGES 1.9%
   Coca-Cola Co.                                       4,730           196,910
                                                               ---------------
TOTAL BEVERAGES                                                        196,910
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 996,280
                                                               ---------------
FINANCIALS 9.5%
   DIVERSIFIED FINANCIALS 3.9%
   Citigroup, Inc.                                     4,730           227,892
   J.P. Morgan Chase & Co.                             4,730           184,517
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           412,409
                                                               ---------------
   INSURANCE 3.0%
   American International Group, Inc.+                 4,730           310,619
                                                               ---------------
TOTAL INSURANCE                                                        310,619
                                                               ---------------
   CONSUMER FINANCE 2.6%
   American Express Co.                                4,730           266,630
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 266,630
                                                               ---------------
TOTAL FINANCIALS                                                       989,658
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 7.7%
   COMPUTERS & PERIPHERALS 5.4%
   International Business Machines
      Corp.                                            4,730   $       466,283
   Hewlett-Packard Co.                                 4,730            99,188
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          565,471
                                                               ---------------
   SOFTWARE 1.2%
   Microsoft Corp.                                     4,730           126,338
                                                               ---------------
TOTAL SOFTWARE                                                         126,338
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCT
      OR EQUIPMENT 1.1%
   Intel Corp.                                         4,730           110,635
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                           110,635
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                           802,444
                                                               ---------------
CONSUMER DISCRETIONARY 6.5%
   SPECIALTY RETAIL 1.9%
   Home Depot, Inc.                                    4,730           202,160
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                 202,160
                                                               ---------------
   AUTOMOBILES 1.8%
   General Motors Corp.+                               4,730           189,484
                                                               ---------------
TOTAL AUTOMOBILES                                                      189,484
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 1.5%
   McDonald's Corp.                                    4,730           151,644
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     151,644
                                                               ---------------
   MEDIA 1.3%
   Walt Disney Co.+                                    4,730           131,494
                                                               ---------------
TOTAL MEDIA                                                            131,494
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                           674,782
                                                               ---------------
HEALTH CARE 5.6%
   PHARMACEUTICALS 5.6%
   Johnson & Johnson, Inc.                             4,730           299,977
   Merck & Co., Inc.                                   4,730           152,022
   Pfizer, Inc.                                        4,730           127,190
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  579,189
                                                               ---------------
TOTAL HEALTH CARE                                                      579,189
                                                               ---------------
MATERIALS 3.6%
   CHEMICALS 2.2%
   EI Du Pont de Nemours & Co.                         4,730           232,006
                                                               ---------------
TOTAL CHEMICALS                                                        232,006
                                                               ---------------
   METALS & MINING 1.4%
   Alcoa, Inc.                                         4,730           148,617
                                                               ---------------
TOTAL METALS & MINING                                                  148,617
                                                               ---------------
TOTAL MATERIALS                                                        380,623
                                                               ---------------

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 3.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.0%
   Verizon Communications, Inc.                        4,730   $       191,612
   SBC Communications, Inc.                            4,730           121,892
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            313,504
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       313,504
                                                               ---------------
ENERGY 2.3%
   OIL & GAS 2.3%
   Exxon Mobil Corp.                                   4,730           242,460
                                                               ---------------
TOTAL OIL & GAS                                                        242,460
                                                               ---------------
TOTAL ENERGY                                                           242,460
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $6,599,108)                                                 6,902,205
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENTS 28.0%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05++                        $   1,257,546         1,257,546
   1.48% due 01/03/05                              1,112,034         1,112,034
   1.25% due 01/03/05                                544,353           544,353
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,913,933)                                                 2,913,933
                                                               ---------------
SECURITIES LENDING COLLATERAL 6.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                                621,340           621,340
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $621,340)                                             $       621,340
                                                               ---------------
TOTAL INVESTMENTS 100.2%
   (Cost $10,134,381)                                          $    10,437,478
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.2)%                                       $       (18,135)
                                                               ===============
NET ASSETS - 100.0%                                            $    10,419,343

==============================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 Dow Jones Industrial Average
   Index Mini Futures Contracts
   (Aggregate Market Value of Contracts
   $6,849,745)                                           127   $        53,336
                                                               ===============

                                                       UNITS
                                               -------------
EQUITY INDEX SWAP AGREEMENT
March 2005 Dow Jones Industrial Average
   Index Swap, Maturing 03/14/05*
   (Notional Market Value $7,115,159)                    660   $         9,579
                                                               ---------------

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

++    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

                                              See Notes to Financial Statements.


88 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   INVERSE DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 22.0%
Fannie Mae*
   2.25% due 01/26/05                          $     200,000   $       199,713
Farmer Mac*
   2.24% due 01/06/05                                250,000           249,953
Federal Home Loan Bank*
   2.22% due 01/06/05                                250,000           249,954
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $699,620)                                                     699,620
                                                               ---------------
REPURCHASE AGREEMENTS 73.6%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05+                               741,185           741,185
   1.48% due 01/03/05                              1,075,414         1,075,414
   1.25% due 01/03/05                                526,427           526,427
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,343,026)                                                 2,343,026
                                                               ---------------
TOTAL INVESTMENTS 95.6%
   (Cost $3,042,646)                                           $     3,042,646
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 4.4%                                          $       141,652
                                                               ===============
NET ASSETS - 100.0%                                            $     3,184,298

==============================================================================

                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2005 Dow Jones Industrial Average
   Index Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $4,260,865)                               79   $      (105,806)
                                                               ===============

                                                       UNITS
                                               -------------
EQUITY INDEX SWAP AGREEMENT
March 2005 Dow Jones Industrial Average
   Index Swap, Maturing 03/14/05**
   (Notional Market Value $2,132,460)                    198   $       (13,425)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.4%

INDUSTRIALS 21.9%
   COMMERCIAL SERVICES & SUPPLIES 5.7%
   Waste Connections, Inc.*                            8,521   $       291,844
   United Stationers, Inc.*                            5,873           271,333
   Ionics, Inc.*+                                      4,044           175,267
   ABM Industries, Inc.                                8,624           170,065
   Tetra Tech, Inc.*                                   9,990           167,233
   G & K Services, Inc. -- Class A                     3,726           161,783
   School Specialty, Inc.*                             4,037           155,667
   NCO Group, Inc.*                                    5,691           147,112
   Viad Corp.                                          3,938           112,194
   Consolidated Graphics, Inc.*                        2,424           111,262
   Bowne & Co., Inc.                                   6,365           103,495
   Central Parking Corp.                               6,502            98,505
   Imagistics International, Inc.*                     2,900            97,614
   Spherion Corp.*                                    10,836            91,022
   Mobile Mini, Inc.*                                  2,599            85,871
   Volt Information Sciences, Inc.*                    2,704            79,470
   CDI Corp.                                           3,496            74,744
   Standard Register Co.                               5,075            71,659
   PRG-Schultz International, Inc.*                   10,997            55,315
   SOURCECORP, Inc.*                                   2,798            53,470
   Insurance Auto Auctions, Inc.*                      2,052            46,006
   Angelica Corp.                                      1,598            43,226
   On Assignment, Inc.*                                4,490            23,303
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,687,460
                                                               ---------------
   MACHINERY 5.0%
   Timken Co.                                         16,035           417,231
   Briggs & Stratton Corp.+                            9,160           380,873
   Reliance Steel & Aluminum Co.                       5,794           225,734
   Mueller Industries, Inc.                            6,461           208,044
   Albany International Corp. --
      Class A                                          5,635           198,127
   Watts Industries, Inc. -- Class A.                  5,747           185,283
   Gardner Denver, Inc.*                               3,528           128,031
   Thomas Industries, Inc.                             3,138           125,269
   Barnes Group, Inc.                                  4,120           109,221
   Valmont Industries, Inc.                            4,246           106,617
   Stewart & Stevenson Services, Inc.                  5,107           103,315
   Robbins & Myers, Inc.                               2,581            61,505
   Astec Industries, Inc.*                             3,549            61,078
   Lydall, Inc.*                                       3,311            39,268
   Wolverine Tube, Inc.*                               2,650            34,212
                                                               ---------------
TOTAL MACHINERY                                                      2,383,808
                                                               ---------------
   AEROSPACE & DEFENSE 2.4%
   Curtiss-Wright Corp.                                3,805           218,445
   Moog, Inc. -- Class A*                              4,561           206,841
   DRS Technologies, Inc.*                             4,837           206,588

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   Esterline Technologies Corp.*                       4,361   $       142,387
   Cubic Corp.                                         4,750           119,558
   Triumph Group, Inc.*                                2,824           111,548
   AAR Corp.*                                          5,731            78,056
   Kaman Corp. -- Class A                              4,037            51,068
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            1,134,491
                                                               ---------------
   ROAD & RAIL 2.3%
   Yellow Roadway Corp.*+                              8,634           481,000
   Arkansas Best Corp.                                 4,464           200,389
   Kansas City Southern*                              11,145           197,601
   USF Corp.                                           4,967           188,498
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,067,488
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 1.5%
   Hughes Supply, Inc.+                               11,736           379,660
   Watsco, Inc.                                        4,744           167,084
   Applied Industrial Technologies, Inc.               5,261           144,151
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 690,895
                                                               ---------------
   CONSTRUCTION & ENGINEERING 1.4%
   URS Corp.*                                          7,726           248,005
   Shaw Group, Inc.*                                  11,384           203,204
   EMCOR Group, Inc.*                                  2,690           121,534
   Insituform Technologies, Inc. --
      Class A*                                         4,751           107,705
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       680,448
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.3%
   A.O. Smith Corp.                                    5,237           156,796
   Woodward Governor Co.                               2,006           143,650
   Regal-Beloit Corp.+                                 4,347           124,324
   Vicor Corp.                                         7,480            98,063
   C&D Technologies, Inc.                              4,505            76,765
   MagneTek, Inc.*                                     5,074            35,010
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             634,608
                                                               ---------------
   BUILDING PRODUCTS 1.2%
   Lennox International, Inc.                         10,701           217,765
   Griffon Corp.*                                      5,210           140,670
   Universal Forest Products, Inc.                     3,177           137,882
   Apogee Enterprises, Inc.                            4,849            65,025
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                561,342
                                                               ---------------
   AIRLINES 0.7%
   SkyWest, Inc.                                      10,205           204,712
   Frontier Airlines, Inc.*                            6,327            72,191
   Mesa Air Group, Inc.*+                              5,610            44,544
                                                               ---------------
TOTAL AIRLINES                                                         321,447
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Tredegar Corp.                                      6,856           138,560
   Standex International Corp.                         2,194            62,507
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         201,067
                                                               ---------------
TOTAL INDUSTRIALS                                                   10,363,054
                                                               ---------------

                                              See Notes to Financial Statements.


90 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

FINANCIALS 20.0%
   BANKS 5.4%
   South Financial Group, Inc.                        12,630   $       410,854
   Whitney Holding Corp.                               7,463           335,760
   Chittenden Corp.                                    8,223           236,247
   Provident Bankshares Corp.                          5,886           214,074
   Susquehanna Bancshares, Inc.                        8,263           206,162
   Umpqua Holding Corp.                                7,931           199,941
   First Republic Bank                                 2,910           154,230
   Community Bank System, Inc.                         5,442           153,736
   Irwin Financial Corp.                               5,038           143,029
   Boston Private Financial Holdings,
      Inc.+                                            4,900           138,033
   Riggs National Corp.                                5,617           119,417
   Sterling Bancshares, Inc./TX                        7,980           113,875
   Gold Banc Corp., Inc.                               7,140           104,387
                                                               ---------------
TOTAL BANKS                                                          2,529,745
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 5.1%
   Fremont General Corp.                              13,700           344,966
   Downey Financial Corp.                              4,946           281,922
   MAF Bancorp, Inc.                                   5,960           267,127
   Flagstar Bancorp, Inc.                             10,898           246,295
   Commercial Federal Corp.                            6,993           207,762
   Brookline Bancorp, Inc.                            10,511           171,540
   Bankunited Financial Corp. --
      Class A*                                         5,334           170,421
   Waypoint Financial Corp.                            5,951           168,711
   Sterling Financial Corp./WA*                        4,050           159,003
   FirstFed Financial Corp.*                           2,924           151,668
   Anchor BanCorp Wisconsin, Inc.                      4,076           118,815
   Dime Community Bancshares                           6,620           118,564
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     2,406,794
                                                               ---------------
   REAL ESTATE 4.4%
   Shurgard Storage Centers, Inc. --
      Class A                                          8,261           363,567
   Capital Automotive REIT                             7,644           271,553
   Entertainment Properties Trust                      4,513           201,054
   Lexington Corporate Properties
      Trust                                            8,616           194,549
   Colonial Properties Trust                           4,867           191,127
   Commercial Net Lease Realty                         9,231           190,159
   Gables Residential Trust                            5,205           186,287
   CRT Properties, Inc.                                5,550           132,423
   Glenborough Realty Trust, Inc.                      5,680           120,870
   Parkway Properties, Inc./MD                         2,350           119,262
   Sovran Self Storage, Inc.                           2,805           118,203
                                                               ---------------
TOTAL REAL ESTATE                                                    2,089,054
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   INSURANCE 3.6%
   UICI                                                8,122   $       275,336
   Delphi Financial Group, Inc. --
      Class A                                          5,626           259,640
   Selective Insurance Group, Inc.                     4,933           218,236
   ProAssurance Corp.*                                 5,185           202,785
   RLI Corp.                                           4,489           186,608
   Zenith National Insurance Corp.                     3,424           170,652
   LandAmerica Financial Group, Inc.                   3,161           170,473
   Stewart Information Services Corp.                  3,219           134,071
   Presidential Life Corp.                             5,219            88,514
   SCPIE Holdings Inc.*                                1,765            17,474
                                                               ---------------
TOTAL INSURANCE                                                      1,723,789
                                                               ---------------
   CAPITAL MARKETS 0.8%
   Piper Jaffray Cos., Inc.*                           3,532           169,359
   Investment Technology Group, Inc.*                  7,450           149,000
   SWS Group, Inc.                                     3,065            67,185
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  385,544
                                                               ---------------
   CONSUMER FINANCE 0.4%
   Cash America International, Inc.                    5,087           151,237
   Rewards Network, Inc.*                              4,400            30,800
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 182,037
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.3%
   Financial Federal Corp.*                            3,081           120,775
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           120,775
                                                               ---------------
TOTAL FINANCIALS                                                     9,437,738
                                                               ---------------
CONSUMER DISCRETIONARY 14.6%
   SPECIALTY RETAIL 5.1%
   Zale Corp.*+                                        9,210           275,103
   Men's Wearhouse, Inc.*+                             6,360           203,266
   GameStop Corp. -- Class B*                          9,010           201,914
   Linens `N Things, Inc.*+                            8,026           199,045
   Sonic Automotive, Inc.                              7,350           182,280
   Burlington Coat Factory Warehouse
      Corp.                                            7,933           180,079
   PEP Boys-Manny Moe & Jack                          10,160           173,431
   Stage Stores, Inc.*                                 3,160           131,203
   Group 1 Automotive, Inc.*                           4,108           129,402
   Jo-Ann Stores, Inc.*                                4,021           110,738
   TBC Corp.*                                          3,960           110,088
   Movie Gallery, Inc.+                                5,525           105,362
   Building Material Holding Corp.                     2,442            93,504
   Dress Barn, Inc.*                                   5,299            93,262
   Haverty Furniture Cos., Inc.                        4,020            74,370
   Gymboree Corp.*                                     5,460            69,997
   Goody's Family Clothing, Inc.                       5,825            53,241

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   Hancock Fabrics, Inc./DE                            3,363   $        34,874
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               2,421,159
                                                               ---------------
   HOUSEHOLD DURABLES 3.0%
   M.D.C. Holdings, Inc.                               5,720           494,437
   Standard-Pacific Corp.                              5,937           380,799
   La-Z-Boy, Inc.                                      9,251           142,188
   Russ Berrie & Co., Inc.                             3,704            84,599
   Skyline Corp.                                       1,490            60,792
   National Presto Industries, Inc.                    1,214            55,237
   Libbey, Inc.                                        2,450            54,414
   Bassett Furniture Industries, Inc.                  2,073            40,683
   Department 56, Inc.*                                2,399            39,943
   Applica, Inc.*                                      4,274            25,858
   Enesco Group, Inc.*                                 2,555            20,644
   Fedders Corp.                                       5,380            19,476
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,419,070
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 2.8%
   Jack in the Box, Inc.*+                             6,541           241,167
   Aztar Corp.*                                        6,160           215,107
   Pinnacle Entertainment, Inc.*                       7,069           139,825
   Landry's Restaurants, Inc.                          4,709           136,844
   Marcus Corp.                                        5,354           134,600
   Ryan's Restaurant Group, Inc.*                      7,415           114,339
   Lone Star Steakhouse & Saloon, Inc.                 3,627           101,556
   Steak N Shake Co.*                                  4,910            98,593
   Multimedia Games, Inc.*                             4,990            78,642
   O'Charleys, Inc.*                                   3,797            74,231
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,334,904
                                                               ---------------
   TEXTILES & APPAREL 1.1%
   Kellwood Co.+                                       4,916           169,602
   Russell Corp.                                       5,802           113,023
   Brown Shoe Co., Inc.                                3,231            96,381
   Stride Rite Corp.                                   6,535            72,996
   Haggar Corp.                                        1,279            30,030
   Ashworth, Inc.*                                     2,388            26,005
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               508,037
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.7%
   K2, Inc.*                                           8,296           131,741
   Jakks Pacific, Inc.*+                               4,658           102,988
   Sturm Ruger & Co., Inc.                             4,780            43,163
   Action Performance Cos., Inc.+                      3,258            35,806
   Meade Instruments Corp.*                            3,552            12,183
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     325,881
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   Insight Enterprises, Inc.*                          8,657           177,642
   J. Jill Group, Inc.*                                3,570            53,157
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        230,799
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   MULTILINE RETAIL 0.5%
   Fred's, Inc.                                        6,980   $       121,452
   ShopKo Stores, Inc.*                                5,236            97,809
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 219,261
                                                               ---------------
   AUTO COMPONENTS 0.4%
   Superior Industries International,
      Inc.+                                            4,350           126,368
   Standard Motor Products, Inc.                       3,519            55,600
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  181,968
                                                               ---------------
   AUTOMOBILES 0.3%
   Monaco Coach Corp.                                  5,230           107,581
   Coachmen Industries, Inc.                           2,789            48,417
                                                               ---------------
TOTAL AUTOMOBILES                                                      155,998
                                                               ---------------
   MEDIA 0.1%
   4Kids Entertainment, Inc.*                          2,370            49,817
                                                               ---------------
TOTAL MEDIA                                                             49,817
                                                               ---------------
   DISTRIBUTORS 0.1%
   Advanced Marketing Services, Inc.                   3,388            34,083
                                                               ---------------
TOTAL DISTRIBUTORS                                                      34,083
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         6,880,977
                                                               ---------------
INFORMATION TECHNOLOGY 13.8%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.5%
   Benchmark Electronics, Inc.*                        7,338           250,226
   Anixter International, Inc.*+                       6,624           238,398
   Coherent, Inc.*                                     5,387           163,980
   Aeroflex, Inc.*                                    13,230           160,347
   Paxar Corp.*                                        7,042           156,121
   Technitrol, Inc.*                                   7,181           130,694
   Checkpoint Systems, Inc.*+                          6,683           120,628
   Veeco Instruments, Inc.*                            5,280           111,250
   Electro Scientific Industries, Inc.*                5,046            99,709
   Agilsys, Inc.                                       5,736            98,315
   Itron, Inc.*                                        3,760            89,902
   CTS Corp.                                           6,378            84,764
   Methode Electronics, Inc. -- Class A                6,365            81,790
   Park Electrochemical Corp.                          3,540            76,747
   Photon Dynamics, Inc.*                              2,990            72,597
   Radisys Corp.*                                      3,402            66,509
   Bell Microproducts, Inc.*                           5,043            48,514
   Gerber Scientific, Inc.*                            3,960            30,136
   Planar Systems, Inc.*                               2,598            29,175
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             2,109,802
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.3%
   Skyworks Solutions, Inc.*                          27,640           260,645
   Varian Semiconductor Equipment
      Associates, Inc.*                                6,470           238,420
   Cymer, Inc.*                                        6,560           193,783

                                              See Notes to Financial Statements.


92 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Axcelis Technologies, Inc.*                        17,760   $       144,389
   Brooks Automation, Inc.*                            7,920           136,382
   FEI Co.*+                                           5,910           124,110
   DSP Group, Inc.*                                    4,980           111,203
   Exar Corp.*                                         7,398           104,978
   Photronics, Inc.*+                                  5,799            95,684
   Dupont Photomasks, Inc.*                            3,292            86,942
   Ultratech, Inc.*                                    4,230            79,736
   Actel Corp.*                                        4,500            78,930
   Cohu, Inc.                                          3,825            70,992
   Standard Microsystems Corp.*                        3,280            58,482
   Advanced Energy Industries, Inc.*                   5,810            53,045
   Rudolph Technologies, Inc.*+                        2,990            51,338
   ESS Technologies, Inc.*                             7,030            49,983
   Kopin Corp.*                                       12,440            48,143
   Pericom Semiconductor Corp.*                        4,712            44,434
   Alliance Semiconductor Corp.*                       6,306            23,332
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                         2,054,951
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.6%
   Belden CDT, Inc.                                    8,327           193,186
   Black Box Corp.                                     3,069           147,373
   Symmetricom, Inc.*                                  8,049            78,156
   C-COR, Inc.*                                        7,660            71,238
   Bel Fuse, Inc. -- Class B                           1,980            66,904
   Audiovox Corp. -- Class A*                          4,093            64,588
   Network Equipment Technologies,
      Inc.*                                            4,349            42,707
   PC-Tel, Inc.*                                       3,683            29,206
   Tollgrade Communications, Inc.*                     2,336            28,593
   Brooktrout, Inc.*                                   2,260            27,143
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         749,094
                                                               ---------------
   SOFTWARE 1.4%
   THQ, Inc.*                                          6,907           158,447
   Verity, Inc.*                                       6,636            87,064
   JDA Software Group, Inc.*                           5,173            70,456
   MRO Software, Inc.*                                 4,440            57,809
   SPSS, Inc.*                                         3,120            48,797
   EPIQ Systems, Inc.*                                 3,180            46,555
   MapInfo Corp.*                                      3,620            43,368
   Concord Communications, Inc.*                       3,250            36,010
   Phoenix Technologies, Ltd.*                         4,355            35,972
   NYFIX, Inc.*                                        5,760            35,654
   Radiant Systems, Inc.*                              4,700            30,597
   Captaris, Inc.*                                     5,395            27,838
                                                               ---------------
TOTAL SOFTWARE                                                         678,567
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS 0.9%
   Hutchinson Technology, Inc.*                        4,633   $       160,163
   Adaptec, Inc.*                                     19,755           149,940
   Pinnacle Systems, Inc.*                            12,317            75,134
   SBS Technologies, Inc.*                             2,760            38,530
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          423,767
                                                               ---------------
   IT CONSULTING & SERVICES 0.7%
   MAXIMUS, Inc.*                                      3,850           119,812
   Ciber, Inc.*                                       11,094           106,946
   Pegasus Solutions, Inc.*                            3,868            48,737
   Intrado, Inc.*                                      3,090            37,389
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         312,884
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.4%
   Digital Insight Corp.*                              6,344           116,730
   FindWhat.com*+                                      5,380            95,387
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     212,117
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         6,541,182
                                                               ---------------
HEALTH CARE 7.8%
   HEALTH CARE PROVIDERS & SERVICES 4.6%
   Pediatrix Medical Group, Inc.*                      3,970           254,278
   Accredo Health, Inc.*                               8,690           240,887
   United Surgical Partners International,
      Inc.*                                            5,060           211,002
   Province Healthcare Co.*+                           8,843           197,641
   Owens & Minor, Inc.                                 7,010           197,472
   Priority Healthcare Corp. --
      Class B*                                         7,740           168,500
   Sunrise Senior Living, Inc.*                        3,617           167,684
   Chemed Corp.                                        2,218           148,850
   NDCHealth Corp.                                     6,390           118,790
   Cross Country Healthcare, Inc.*                     5,692           102,911
   Parexel International Corp.*                        4,623            93,847
   RehabCare Group, Inc.*                              2,919            81,703
   Gentiva Health Services, Inc.*                      4,269            71,378
   Hooper Holmes, Inc.                                11,550            68,376
   OCA, Inc.*+                                         8,906            56,553
   Curative Health Services, Inc.*                     2,294            15,714
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,195,586
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
   Invacare Corp.                                      5,548           256,650
   Sola International, Inc.*                           5,726           157,694
   Conmed Corp.*                                       5,304           150,740
   Analogic Corp.                                      2,425           108,616
   Viasys Healthcare, Inc.*                            5,514           104,766
   Datascope Corp.                                     2,626           104,226
   Vital Signs, Inc.                                   2,255            87,765

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Wilson Greatbatch Technologies, Inc.*               3,800   $        85,196
   DJ Orthopedics, Inc.*                               3,810            81,610
   ICU Medical, Inc.*+                                 2,410            65,889
   Theragenics Corp*                                   5,329            21,636
   Osteotech, Inc.*                                    3,055            16,802
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,241,590
                                                               ---------------
   PHARMACEUTICALS 0.5%
   Alpharma, Inc. -- Class A                           9,366           158,754
   Bradley Pharmaceuticals, Inc.*                      2,810            54,514
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  213,268
                                                               ---------------
   BIOTECHNOLOGY 0.1%
   Arqule, Inc.*                                       5,138            29,749
   Savient Pharmaceuticals, Inc.*                     10,743            29,114
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                     58,863
                                                               ---------------
TOTAL HEALTH CARE                                                    3,709,307
                                                               ---------------
MATERIALS 7.2%
   METALS & MINING 2.7%
   Commercial Metals Co.                               5,222           264,024
   Carpenter Technology Corp.                          4,253           248,630
   Quanex Corp.+                                       2,938           201,459
   Century Aluminum Co.*                               5,690           149,420
   Aleris International, Inc.*                         5,126            86,732
   RTI International Metals, Inc.*                     3,848            79,038
   Ryerson Tull, Inc.                                  4,444            69,993
   Brush Engineered Materials, Inc.*                   3,408            63,048
   Steel Technologies, Inc.                            2,273            62,530
   A.M. Castle & Co.*                                  2,803            33,468
                                                               ---------------
TOTAL METALS & MINING                                                1,258,342
                                                               ---------------
   CHEMICALS 2.1%
   OM Group, Inc.*                                     5,043           163,494
   PolyOne Corp.*                                     16,280           147,497
   H.B. Fuller Co.                                     5,084           144,945
   Cambrex Corp.                                       4,640           125,744
   Arch Chemicals, Inc.                                4,165           119,869
   A. Schulman, Inc.                                   5,430           116,256
   Wellman, Inc.                                       5,692            60,847
   Material Sciences Corp.*                            2,557            46,000
   Quaker Chemical Corp.                               1,720            42,725
   Penford Corp.                                       1,564            24,602
                                                               ---------------
TOTAL CHEMICALS                                                        991,979
                                                               ---------------
   CONTAINERS & PACKAGING 1.4%
   AptarGroup, Inc.                                    6,355           335,417
   Rock-Tenn Co. -- Class A                            6,331            95,978
   Chesapeake Corp.                                    3,466            94,137
   Caraustar Industries, Inc.*                         5,059            85,092
   Myers Industries, Inc.                              6,123            78,374
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           688,998
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 0.5%
   Texas Industries, Inc.+                             3,852   $       240,288
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           240,288
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.5%
   Schweitzer-Mauduit International, Inc.              2,636            89,492
   Buckeye Technologies, Inc.*                         6,637            86,347
   Pope & Talbot, Inc.                                 2,891            49,465
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          225,304
                                                               ---------------
TOTAL MATERIALS                                                      3,404,911
                                                               ---------------
UTILITIES 6.7%
   GAS UTILITIES 4.0%
   Atmos Energy Corp.                                 13,598           371,905
   UGI Corp.                                           9,052           370,317
   Southern Union Co.*+                               14,630           350,835
   Piedmont Natural Gas Co.+                          13,622           316,575
   Northwest Natural Gas Co.                           4,875           164,483
   Southwest Gas Corp.                                 6,408           162,763
   Laclede Group, Inc.                                 3,736           116,377
   Cascade Natural Gas Corp.                           1,996            42,315
                                                               ---------------
TOTAL GAS UTILITIES                                                  1,895,570
                                                               ---------------
   ELECTRIC UTILITIES 2.2%
   Allete, Inc.                                        5,248           192,864
   Cleco Corp.+                                        8,688           176,019
   El Paso Electric Co.*                               8,423           159,532
   Unisource Energy Corp.                              6,092           146,878
   CH Energy Group, Inc.                               2,803           134,684
   UIL Holding Corp.                                   2,591           132,918
   Central Vermont Public Service Corp.                2,159            50,218
   Green Mountain Power Corp.                            913            26,322
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,019,435
                                                               ---------------
   MULTI-UTILITIES 0.3%
   Avista Corp.                                        8,606           152,068
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  152,068
                                                               ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                           2,966            77,116
                                                               ---------------
TOTAL WATER UTILITIES                                                   77,116
                                                               ---------------
TOTAL UTILITIES                                                      3,144,189
                                                               ---------------
ENERGY 3.6%
   ENERGY EQUIPMENT & SERVICES 2.4%
   Maverick Tube Corp.*                                7,580           229,674
   SEACOR Holdings, Inc.*                              3,252           173,657
   Oceaneering International, Inc.*                    4,555           169,992
   Offshore Logistics, Inc.*                           4,136           134,296
   Veritas DGC, Inc.*+                                 5,941           133,138
   Input/Output, Inc.*+                               13,770           121,727
   W-H Energy Services, Inc.*                          4,925           110,123
   Dril-Quip, Inc.*                                    3,078            74,672
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,147,279
                                                               ---------------

                                              See Notes to Financial Statements.


94 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   OIL & GAS 1.2%
   Stone Energy Corp.*                                 4,740   $       213,727
   Spinnaker Exploration Co.*                          6,025           211,297
   Swift Energy Co.*                                   4,978           144,063
                                                               ---------------
TOTAL OIL & GAS                                                        569,087
                                                               ---------------
TOTAL ENERGY                                                         1,716,366
                                                               ---------------
CONSUMER STAPLES 3.5%
   FOOD PRODUCTS 1.9%
   Corn Products International, Inc.                   6,452           345,569
   Flowers Foods, Inc.                                 7,679           242,503
   Hain Celestial Group, Inc.*                         6,481           133,963
   J&J Snack Foods Corp.                               1,605            78,693
   American Italian Pasta Co. --
      Class A+                                         3,209            74,609
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    875,337
                                                               ---------------
   FOOD & DRUG RETAILING 1.5%
   Performance Food Group Co.*                         8,314           223,730
   Longs Drug Stores Corp.                             6,695           184,581
   Casey's General Stores, Inc.                        8,892           161,390
   Nash Finch Co.                                      2,222            83,902
   Great Atlantic & Pacific Tea Co.*                   6,852            70,233
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            723,836
                                                               ---------------
   TOBACCO 0.1%
   DIMON, Inc.                                         8,021            53,901
                                                               ---------------
TOTAL TOBACCO                                                           53,901
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,653,074
                                                               ---------------
TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   General Communication -- Class A*                  10,319           113,922
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            113,922
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   Boston Communications Group,
      Inc.*                                            3,119            28,819
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               28,819
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       142,741
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $42,674,665)                                               46,993,539
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     253,522   $       253,522
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $253,522)                                                     253,522
                                                               ---------------
SECURITIES LENDING COLLATERAL 3.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                              1,563,541         1,563,541
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,563,541)                                                 1,563,541
                                                               ---------------
TOTAL INVESTMENTS 103.3%
   (Cost $44,491,728)                                          $    48,810,602
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (3.3)%                                       $    (1,537,086)
                                                               ===============
NET ASSETS - 100.0%                                            $    47,273,516

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

FINANCIALS 24.3%
   INSURANCE 8.0%
   Fidelity National Financial, Inc.                   6,235   $       284,752
   Everest Re Group Ltd.                               2,008           179,837
   Old Republic International Corp.                    6,516           164,855
   W.R. Berkley Corp.                                  3,013           142,123
   First American Corp.                                3,207           112,694
   Unitrin, Inc.                                       2,452           111,443
   Protective Life Corp.                               2,482           105,957
   Stancorp Financial Group, Inc.                      1,020            84,150
   American Financial Group, Inc./OH                   2,636            82,533
   HCC Insurance Holdings, Inc.+                       2,421            80,184
   AmerUs Group Co.                                    1,400            63,420
   Allmerica Financial Corp.*                          1,905            62,541
   Ohio Casualty Corp.*                                2,215            51,410
   Horace Mann Educators Corp.                         1,528            29,154
                                                               ---------------
TOTAL INSURANCE                                                      1,555,053
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 5.1%
   New York Community Bancorp, Inc.+                   9,480           195,004
   Radian Group, Inc.                                  3,284           174,840
   PMI Group, Inc.+                                    3,411           142,409
   Independence Community Bank
      Corp.+                                           3,025           128,805
   Astoria Financial Corp.                             2,665           106,520
   Webster Financial Corp.                             1,896            96,013
   IndyMac Bancorp, Inc.+                              2,212            76,203
   Washington Federal, Inc.                            2,818            74,790
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       994,584
                                                               ---------------
   BANKS 4.6%
   Banknorth Group, Inc.                               6,293           230,324
   Hibernia Corp. -- Class A                           5,541           163,515
   Mercantile Bankshares Corp.                         2,832           147,831
   City National Corp.+                                1,760           124,344
   Colonial BancGroup, Inc.                            4,778           101,437
   FirstMerit Corp.+                                   3,011            85,783
   Greater Bay Bancorp+                                1,822            50,797
                                                               ---------------
TOTAL BANKS                                                            904,031
                                                               ---------------
   REAL ESTATE 3.2%
   Liberty Property Trust                              3,059           132,149
   AMB Property Corp.+                                 2,962           119,635
   Hospitality Properties Trust                        2,403           110,538
   Mack-Cali Realty Corp.                              2,178           100,253
   New Plan Excel Realty Trust                         3,670            99,384
   Highwoods Properties, Inc.                          1,921            53,212
                                                               ---------------
TOTAL REAL ESTATE                                                      615,171
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CAPITAL MARKETS 1.5%
   A.G. Edwards, Inc.                                  2,730   $       117,963
   Jefferies Group, Inc.                               2,046            82,413
   Raymond James Financial, Inc.                       2,637            81,694
   LaBranche & Co., Inc.*                              2,152            19,282
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  301,352
                                                               ---------------
   DIVERSIFIED FINANCIALS 1.2%
   Leucadia National Corp.                             2,564           178,147
   GATX Corp.                                          1,772            52,380
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           230,527
                                                               ---------------
   CONSUMER FINANCE 0.7%
   AmeriCredit Corp.*                                  5,551           135,722
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 135,722
                                                               ---------------
TOTAL FINANCIALS                                                     4,736,440
                                                               ---------------
CONSUMER DISCRETIONARY 16.9%
   HOUSEHOLD DURABLES 7.0%
   D.R. Horton, Inc.+                                  8,342           336,266
   Lennar Corp.. -- Class A+                           5,588           316,728
   Mohawk Industries, Inc.*+                           2,380           217,175
   Toll Brothers, Inc.*+                               2,673           183,394
   Hovnanian Enterprises, Inc. --
      Class A*                                         2,183           108,102
   Ryland Group, Inc.                                  1,700            97,818
   American Greetings Corp. -- Class A                 2,451            62,133
   Furniture Brands International, Inc.                1,899            47,570
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,369,186
                                                               ---------------
   SPECIALTY RETAIL 2.7%
   Foot Locker, Inc.                                   5,570           150,000
   Barnes & Noble, Inc.*                               2,509            80,966
   Rent-A-Center, Inc.*                                2,710            71,815
   Borders Group, Inc.                                 2,681            68,097
   Pier 1 Imports, Inc.                                3,067            60,420
   AnnTaylor Stores Corp.*                             2,522            54,299
   Payless Shoesource, Inc.*                           2,441            30,024
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                 515,621
                                                               ---------------
   MEDIA 2.0%
   Belo Corp. -- Class A                               4,113           107,925
   Lee Enterprises, Inc.                               1,620            74,650
   Entercom Communications Corp.*                      1,781            63,920
   Media General, Inc.                                   840            54,440
   Scholastic Corp.*                                   1,421            52,520
   Emmis Communications Corp. --
      Class A*                                         2,010            38,572
                                                               ---------------
TOTAL MEDIA                                                            392,027
                                                               ---------------
   AUTO COMPONENTS 2.0%
   Lear Corp.                                          2,408           146,912
   BorgWarner, Inc.+                                   2,006           108,665

                                              See Notes to Financial Statements.


96 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ArvinMeritor, Inc.                                  2,482   $        55,523
   Modine Manufacturing Co.                            1,239            41,841
   Bandag, Inc.                                          688            34,269
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  387,210
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.8%
   Caesars Entertainment, Inc.*                       11,191           225,387
   CBRL Group, Inc.                                    1,718            71,898
   Bob Evans Farms, Inc.                               1,266            33,093
   Krispy Kreme Doughnuts, Inc.*+                      2,210            27,846
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    358,224
                                                               ---------------
   MULTILINE RETAIL 1.2%
   Neiman-Marcus Group, Inc. --
      Class A+                                         1,742           124,623
   Saks, Inc.*+                                        4,987            72,361
   99 Cents Only Stores*                               2,490            40,238
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 237,222
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Callaway Golf Co.                                   2,731            36,869
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      36,869
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         3,296,359
                                                               ---------------
INFORMATION TECHNOLOGY 13.2%
   SOFTWARE 3.0%
   Cadence Design Systems, Inc.*+                      9,661           133,418
   Synopsys, Inc.*                                     5,440           106,733
   Activision, Inc.*                                   4,980           100,496
   Fair Isaac Corp.                                    2,510            92,067
   Sybase, Inc.*                                       3,403            67,890
   Mentor Graphics Corp.*                              2,730            41,742
   Ascential Software Corp.*                           2,098            34,218
                                                               ---------------
TOTAL SOFTWARE                                                         576,564
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.9%
   International Rectifier Corp.*+                     2,390           106,522
   Intersil Corp. -- Class A                           5,379            90,045
   Fairchild Semiconductor International,
      Inc.*                                            4,269            69,414
   Atmel Corp.*                                       17,070            66,914
   Cypress Semiconductor Corp.*                        4,500            52,785
   RF Micro Devices, Inc.*+                            6,703            45,849
   Integrated Device Technology, Inc.*                 3,819            44,148
   Credence Systems Corp.*                             3,408            31,183
   Lattice Semiconductor Corp.*                        4,059            23,136
   Triquint Semiconductor, Inc.*                       4,922            21,903
   LTX Corp.*                                          2,190            16,841
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                           568,740
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
   Arrow Electronics, Inc.*                            4,147   $       100,772
   Tech Data Corp.*+                                   2,077            94,296
   Vishay Intertechnology, Inc.*                       5,936            89,159
   Avnet, Inc.*+                                       4,310            78,614
   KEMET Corp.*                                        3,095            27,700
   Newport Corp.*                                      1,539            21,700
   Plexus Corp.*                                       1,541            20,049
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               432,290
                                                               ---------------
   IT CONSULTING & SERVICES 1.9%
   CheckFree Corp.*+                                   3,100           118,048
   Ceridian Corp.*                                     5,310            97,067
   BISYS Group, Inc.*+                                 4,299            70,719
   MPS Group, Inc.*                                    3,666            44,945
   Keane, Inc.*+                                       2,222            32,663
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         363,442
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.7%
   Sandisk Corp.*                                      5,830           145,575
   Storage Technology Corp.*+                          3,812           120,498
   Imation Corp.                                       1,212            38,578
   McData Corp. -- Class A*                            4,218            25,139
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          329,790
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Utstarcom, Inc.*                                    4,088            90,549
   Polycom, Inc.*                                      3,508            81,806
   3Com Corp.*                                        13,571            56,591
   CommScope, Inc.*                                    1,944            36,742
   Powerwave Technologies, Inc.*                       3,735            31,673
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         297,361
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,568,187
                                                               ---------------
UTILITIES 11.0%
   ELECTRIC UTILITIES 6.4%
   Pepco Holdings, Inc.+                               6,716           143,185
   Wisconsin Energy Corp.                              4,181           140,942
   Alliant Energy Corp.                                4,134           118,232
   NSTAR                                               1,901           103,186
   Puget Energy, Inc.+                                 3,563            88,006
   Northeast Utilities                                 4,592            86,559
   OGE Energy Corp.+                                   3,178            84,249
   Hawaiian Electric Industries, Inc.                  2,883            84,039
   Great Plains Energy, Inc.+                          2,659            80,515
   Westar Energy, Inc.                                 3,076            70,348
   WPS Resources Corp.                                 1,341            66,996
   PNM Resources, Inc.                                 2,157            54,551
   Duquesne Light Holdings, Inc.+                      2,745            51,743
   IDACORP, Inc.                                       1,491            45,580
   Black Hills Corp.                                   1,161            35,620
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,253,751
                                                               ---------------
See Notes to Financial Statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MULTI-UTILITIES 3.9%
   SCANA Corp.                                         4,012   $       158,073
   Energy East Corp.                                   5,255           140,203
   MDU Resources Group, Inc.                           4,220           112,590
   Oneok, Inc.                                         3,701           105,182
   National Fuel Gas Co.                               2,948            83,546
   Vectren Corp.                                       2,720            72,896
   Sierra Pacific Resources*+                          4,203            44,132
   Aquila, Inc.*                                       8,643            31,893
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  748,515
                                                               ---------------
   GAS UTILITIES 0.7%
   AGL Resources, Inc.                                 2,683            89,183
   WGL Holdings, Inc.                                  1,737            53,569
                                                               ---------------
TOTAL GAS UTILITIES                                                    142,752
                                                               ---------------
TOTAL UTILITIES                                                      2,145,018
                                                               ---------------
INDUSTRIALS 8.6%
   COMMERCIAL SERVICES & SUPPLIES 3.1%
   Republic Services, Inc.                             5,392           180,848
   Manpower, Inc.                                      3,225           155,767
   Laureate Education, Inc.*                           1,730            76,276
   Adesa, Inc.                                         3,276            69,517
   DeVry, Inc.*                                        2,520            43,747
   Banta Corp.                                           887            39,702
   Kelly Services, Inc.                                1,264            38,148
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   604,005
                                                               ---------------
   MACHINERY 2.1%
   SPX Corp.+                                          2,687           107,641
   AGCO Corp.*+                                        3,227            70,639
   Kennametal, Inc.                                    1,356            67,488
   Trinity Industries, Inc.                            1,696            57,800
   Flowserve Corp.*                                    1,974            54,364
   Tecumseh Products Co. -- Class A                      654            31,261
   Federal Signal Corp.                                1,723            30,428
                                                               ---------------
TOTAL MACHINERY                                                        419,621
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.9%
   Jacobs Engineering Group, Inc.*                     2,010            96,058
   Granite Construction, Inc.                          1,489            39,607
   Quanta Services, Inc.*                              4,192            33,536
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       169,201
                                                               ---------------
   ROAD & RAIL 0.6%
   Werner Enterprises, Inc.                            2,825            63,958
   Swift Transportation Co., Inc.*                     2,626            56,407
                                                               ---------------
TOTAL ROAD & RAIL                                                      120,365
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Teleflex, Inc.                                      1,446            75,105
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                          75,105
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 0.3%
   Thomas & Betts Corp.*                               2,111   $        64,913
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                              64,913
                                                               ---------------
   MARINE 0.3%
   Alexander & Baldwin, Inc.                           1,526            64,733
                                                               ---------------
TOTAL MARINE                                                            64,733
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   United Rentals, Inc.*                               2,786            52,655
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  52,655
                                                               ---------------
   BUILDING PRODUCTS 0.3%
   York International Corp.                            1,486            51,327
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                 51,327
                                                               ---------------
   AIRLINES 0.2%
   Alaska Air Group, Inc.*+                              953            31,916
                                                               ---------------
TOTAL AIRLINES                                                          31,916
                                                               ---------------
   AEROSPACE & DEFENSE 0.1%
   Sequa Corp. -- Class A*                               366            22,381
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                               22,381
                                                               ---------------
TOTAL INDUSTRIALS                                                    1,676,222
                                                               ---------------
ENERGY 7.1%
   ENERGY EQUIPMENT & SERVICES 4.2%
   Weatherford International Ltd.*                     4,857           249,164
   ENSCO International, Inc.+                          5,406           171,586
   Cooper Cameron Corp.*+                              1,966           105,790
   Pride International, Inc.*+                         4,877           100,174
   Tidewater, Inc.+                                    2,173            77,381
   Helmerich & Payne, Inc.                             1,804            61,408
   Hanover Compressor Co.*+                            2,794            39,479
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      804,982
                                                               ---------------
   OIL & GAS 2.9%
   Pioneer Natural Resources Co.                       5,216           183,082
   Newfield Exploration Co.*                           2,227           131,504
   Pogo Producing Co.                                  2,301           111,576
   Overseas Shipholding Group, Inc.+                   1,410            77,832
   Forest Oil Corp.*+                                  2,120            67,246
                                                               ---------------
TOTAL OIL & GAS                                                        571,240
                                                               ---------------
TOTAL ENERGY                                                         1,376,222
                                                               ---------------
MATERIALS 6.5%
   CHEMICALS 3.9%
   Valspar Corp.+                                      1,840            92,018
   Lubrizol Corp.                                      2,388            88,022
   Scotts Co. -- Class A*                              1,180            86,754
   Cabot Corp.                                         2,202            85,173
   RPM International, Inc.                             4,163            81,845
   Cytec Industries, Inc.                              1,416            72,811
   FMC Corp.*                                          1,320            63,756

                                              See Notes to Financial Statements.


98 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Albemarle Corp.                                     1,488   $        57,600
   Minerals Technologies, Inc.                           733            48,891
   Sensient Technologies Corp.                         1,682            40,351
   Ferro Corp.                                         1,496            34,692
                                                               ---------------
TOTAL CHEMICALS                                                        751,913
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.8%
   Bowater, Inc.+                                      1,987            87,368
   Potlatch Corp.+                                     1,063            53,767
   Glatfelter                                          1,567            23,944
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          165,079
                                                               ---------------
   CONTAINERS & PACKAGING 0.7%
   Sonoco Products Co.                                 3,516           104,249
   Longview Fibre Co.                                  1,826            33,124
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           137,373
                                                               ---------------
   METALS & MINING 0.6%
   Steel Dynamics, Inc.                                1,610            60,987
   Worthington Industries, Inc.                        2,840            55,607
                                                               ---------------
TOTAL METALS & MINING                                                  116,594
                                                               ---------------
   CONSTRUCTION MATERIALS 0.5%
   Martin Marietta Materials, Inc.                     1,714            91,973
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                            91,973
                                                               ---------------
TOTAL MATERIALS                                                      1,262,932
                                                               ---------------

HEALTH CARE 5.7%
   HEALTH CARE PROVIDERS & SERVICES 3.6%
   Pacificare Health Systems, Inc.*                    3,012           170,238
   Omnicare, Inc.                                      3,730           129,133
   Health Net, Inc.*                                   3,971           114,643
   Triad Hospitals, Inc.*+                             2,748           102,253
   Universal Health Services, Inc. --
      Class B                                          2,088            92,916
   Community Health Systems, Inc.*                     3,123            87,069
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 696,252
                                                               ---------------
   BIOTECHNOLOGY 1.3%
   Millennium Pharmaceuticals, Inc.*                  10,944           132,641
   Invitrogen Corp.*+                                  1,831           122,915
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    255,556
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
   Steris Corp.*                                       2,467            58,517
   Varian, Inc.*                                       1,240            50,853
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 109,370
                                                               ---------------
   PHARMACEUTICALS 0.2%
   Perrigo Co.                                         2,580            44,556
                                                               ---------------
TOTAL PHARMACEUTICALS                                                   44,556
                                                               ---------------
TOTAL HEALTH CARE                                                    1,105,734
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER STAPLES 5.4%
   FOOD PRODUCTS 3.2%
   Tyson Foods, Inc. -- Class A                       12,621   $       232,226
   Dean Foods Co.*                                     5,327           175,525
   Smithfield Foods, Inc.*                             3,970           117,472
   J.M. Smucker Co.                                    2,086            98,188
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    623,411
                                                               ---------------
   BEVERAGES 1.5%
   Constellation Brands, Inc. --
      Class A*                                         3,856           179,343
   PepsiAmericas, Inc.                                 4,950           105,138
                                                               ---------------
TOTAL BEVERAGES                                                        284,481
                                                               ---------------
   FOOD & DRUG RETAILING 0.5%
   BJ's Wholesale Club, Inc.*                          2,485            72,388
   Ruddick Corp.                                       1,670            36,222
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            108,610
                                                               ---------------
   TOBACCO 0.2%
   Universal Corp./Richmond VA                           912            43,630
                                                               ---------------
TOTAL TOBACCO                                                           43,630
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,060,132
                                                               ---------------
TELECOMMUNICATION SERVICES 0.8%
   WIRELESS TELECOMMUNICATION SERVICES 0.8%
   Telephone & Data Systems, Inc.+                     2,049           157,671
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              157,671
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       157,671
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $17,923,694)                                               19,384,917
                                                               ---------------

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT  | 99

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $     113,768   $       113,768
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $113,768)                                                     113,768
                                                               ---------------

SECURITIES LENDING COLLATERAL 7.3%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                             1,424,576         1,424,576
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,424,576)                                                 1,424,576
                                                               ---------------
TOTAL INVESTMENTS 107.4%
   (Cost $19,462,038)                                          $    20,923,261
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (7.4)%                                       $    (1,444,709)
                                                               ===============
NET ASSETS - 100.0%                                            $    19,478,552

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

                                              See Notes to Financial Statements.


100 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

FINANCIALS 38.6%
   BANKS 11.9%
   Bank of America Corp.                               7,923   $       372,302
   Wells Fargo & Co.                                   3,315           206,027
   Wachovia Corp.+                                     3,148           165,585
   U.S. Bancorp                                        3,661           114,662
   SunTrust Banks, Inc.                                  727            53,711
   Fifth Third Bancorp                                 1,104            52,197
   National City Corp.                                 1,324            49,716
   BB&T Corp.                                          1,081            45,456
   Regions Financial Corp.+                              908            32,316
   PNC Financial Services Group, Inc.                    551            31,649
   KeyCorp                                               800            27,120
   North Fork Bancorporation, Inc.                       920            26,542
   M&T Bank Corp.                                        225            24,264
   Comerica, Inc.+                                       330            20,137
   Marshall & Ilsley Corp.                               436            19,271
   AmSouth Bancorp+                                      696            18,026
   Synovus Financial Corp.                               608            17,377
   Compass Bancshares, Inc.                              240            11,681
   Zions Bancorporation                                  168            11,429
   Huntington Bancshares, Inc.                           452            11,201
   First Horizon National Corp.+                         245            10,562
                                                               ---------------
TOTAL BANKS                                                          1,321,231
                                                               ---------------
   INSURANCE 8.5%
   American International Group, Inc.+                 5,111           335,639
   Allstate Corp.                                      1,347            69,667
   MetLife, Inc.                                       1,456            58,983
   Prudential Financial, Inc.                          1,008            55,400
   St. Paul Travelers Cos., Inc.                       1,309            48,525
   Hartford Financial Services Group,
      Inc.                                               580            40,200
   AFLAC, Inc.                                           992            39,521
   Marsh & McLennan Cos., Inc.                         1,030            33,887
   Progressive Corp.                                     391            33,172
   Chubb Corp.+                                          376            28,914
   Loews Corp.                                           367            25,800
   ACE Ltd.                                              562            24,026
   XL Capital Ltd.                                       268            20,810
   MBIA, Inc.                                            274            17,339
   Ambac Financial Group, Inc.                           210            17,247
   Lincoln National Corp.                                345            16,105
   Aon Corp.                                             622            14,841
   Cincinnati Financial Corp.                            331            14,650
   Jefferson-Pilot Corp.                                 270            14,029

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   SAFECO Corp.+                                         240   $        12,538
   Torchmark Corp.                                       203            11,599
   UnumProvident Corp.                                   584            10,477
                                                               ---------------
TOTAL INSURANCE                                                        943,369
                                                               ---------------
   DIVERSIFIED FINANCIALS 7.2%
   Citigroup, Inc.                                    10,175           490,231
   J.P. Morgan Chase & Co.                             6,991           272,719
   Principal Financial Group, Inc.                       606            24,810
   CIT Group, Inc.                                       410            18,786
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           806,546
                                                               ---------------
   CAPITAL MARKETS 5.4%
   Morgan Stanley+                                     2,147           119,202
   Merrill Lynch & Co., Inc.                           1,821           108,841
   Goldman Sachs Group, Inc.+                            952            99,046
   Bank of New York Co., Inc.                          1,521            50,832
   Lehman Brothers Holdings, Inc.                        503            44,002
   Franklin Resources, Inc.                              492            34,268
   State Street Corp.                                    651            31,977
   Charles Schwab Corp.                                2,643            31,610
   Mellon Financial Corp.                                833            25,915
   Bear Stearns Cos., Inc.                               207            21,178
   Northern Trust Corp.                                  424            20,598
   E*Trade Financial Corp.*+                             728            10,884
   Janus Capital Group, Inc.                             462             7,766
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  606,119
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 3.7%
   Fannie Mae                                          1,900           135,299
   Freddie Mac                                         1,354            99,790
   Washington Mutual, Inc.                             1,707            72,172
   Countrywide Financial Corp.                         1,138            42,117
   Golden West Financial Corp.                           602            36,975
   Sovereign Bancorp, Inc.                               677            15,266
   MGIC Investment Corp.                                 187            12,886
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       414,505
                                                               ---------------
   CONSUMER FINANCE 1.1%
   MBNA Corp.                                          2,502            70,531
   Capital One Financial Corp.+                          472            39,747
   Providian Financial Corp.*                            570             9,388
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 119,666
                                                               ---------------
   REAL ESTATE 0.8%
   Equity Office Properties Trust                        794            23,121
   Equity Residential                                    560            20,261
   ProLogis                                              358            15,512
   Archstone-Smith Trust                                 380            14,554
   Plum Creek Timber (REIT) Co., Inc.                    360            13,838

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Apartment Investment & Management
      Co. -- Class A                                     177   $         6,822
                                                               ---------------
TOTAL REAL ESTATE                                                       94,108
                                                               ---------------
TOTAL FINANCIALS                                                     4,305,544
                                                               ---------------
CONSUMER DISCRETIONARY 13.3%
   MEDIA 7.0%
   Time Warner, Inc.*                                  8,982           174,610
   Comcast Corp. -- Class A*                           4,352           144,835
   Viacom, Inc. -- Class B                             3,347           121,797
   Walt Disney Co.+                                    4,003           111,284
   News Corp. -- Class A                               5,120            95,539
   Gannett Co., Inc.                                     492            40,197
   Clear Channel Communications, Inc.                  1,125            37,676
   Tribune Co.                                           624            26,295
   Univision Communications, Inc. --
      Class A*                                           630            18,440
   Interpublic Group of Cos., Inc.*                      828            11,095
                                                               ---------------
TOTAL MEDIA                                                            781,768
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.9%
   McDonald's Corp.                                    2,462            78,932
   Carnival Corp.+                                     1,242            71,576
   Starwood Hotels & Resorts Worldwide,
      Inc.+                                              402            23,477
   Hilton Hotels Corp.                                   755            17,169
   Wendy's International, Inc.                           216             8,480
   Darden Restaurants, Inc.                              299             8,294
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    207,928
                                                               ---------------
   MULTILINE RETAIL 1.2%
   Kohl's Corp.*+                                        670            32,944
   JC Penney Holding Co., Inc.+                          561            23,225
   Sears Roebuck and Co.+                                402            20,514
   Federated Department Stores, Inc.                     327            18,897
   May Department Stores Co.                             569            16,729
   Nordstrom, Inc.                                       274            12,804
   Dillard's, Inc./AR -- Class A+                        157             4,219
   Big Lots, Inc.*                                       212             2,571
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 131,903
                                                               ---------------
   AUTOMOBILES 0.9%
   Ford Motor Co.                                      3,588            52,529
   General Motors Corp.+                               1,104            44,226
                                                               ---------------
TOTAL AUTOMOBILES                                                       96,755
                                                               ---------------
   SPECIALTY RETAIL 0.6%
   Limited Brands, Inc.                                  797            18,347
   Office Depot, Inc.*                                   610            10,590
   AutoNation, Inc.*+                                    518             9,951

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Tiffany & Co.+                                        288   $         9,207
   Toys `R' Us, Inc.*                                    418             8,556
   Circuit City Stores, Inc.                             384             6,006
   OfficeMax, Inc.                                       176             5,523
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                  68,180
                                                               ---------------
   HOUSEHOLD DURABLES 0.6%
   Pulte Homes, Inc.                                     247            15,759
   Centex Corp.+                                         239            14,240
   Leggett & Platt, Inc.+                                378            10,747
   KB Home                                                93             9,709
   Whirlpool Corp.                                       121             8,374
   Snap-On, Inc.                                         104             3,573
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                                62,402
                                                               ---------------
   AUTO COMPONENTS 0.4%
   Johnson Controls, Inc.                                376            23,853
   Delphi Corp.+                                       1,100             9,922
   Dana Corp.                                            298             5,164
   Cooper Tire & Rubber Co.                              139             2,996
   Visteon Corp.                                         250             2,443
                                                               ---------------
TOTAL AUTO COMPONENTS                                                   44,378
                                                               ---------------
   TEXTILES & APPAREL 0.3%
   VF Corp.                                              222            12,294
   Liz Claiborne, Inc.                                   213             8,991
   Jones Apparel Group, Inc.                             237             8,667
   Reebok International Ltd.+                            106             4,664
                                                               ---------------
TOTAL TEXTILES & APPAREL                                                34,616
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Eastman Kodak Co.+                                    565            18,221
   Brunswick Corp.                                       188             9,306
   Hasbro, Inc.                                          348             6,744
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      34,271
                                                               ---------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                     342            15,069
                                                               ---------------
TOTAL DISTRIBUTORS                                                      15,069
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         1,477,270
                                                               ---------------

INFORMATION TECHNOLOGY 7.9%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
   Texas Instruments, Inc.+                            3,390            83,462
   Applied Materials, Inc.*                            3,330            56,943
   KLA-Tencor Corp.*                                     380            17,700
   Advanced Micro Devices, Inc.*                         758            16,691
   Micron Technology, Inc.*+                           1,206            14,894
   Freescale Semiconductor, Inc. --
      Class B*                                           767            14,082
   National Semiconductor Corp.                          700            12,565

                                              See Notes to Financial Statements.


102 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Novellus Systems, Inc.*                               277   $         7,726
   Nvidia Corp.*                                         324             7,633
   Teradyne, Inc.*+                                      380             6,487
   LSI Logic Corp.*                                      754             4,132
   Applied Micro Circuits Corp.*                         609             2,564
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                           244,879
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.2%
   Hewlett-Packard Co.                                 5,925           124,247
   EMC Corp./MA*                                       4,698            69,859
   Sun Microsystems, Inc.*                             6,591            35,460
   NCR Corp.*                                            188            13,015
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          242,581
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.2%
   Motorola, Inc.+                                     4,776            82,147
   Scientific-Atlanta, Inc.                              302             9,969
   Comverse Technology, Inc.*                            391             9,560
   JDS Uniphase Corp.*+                                2,830             8,971
   Tellabs, Inc.*                                        905             7,774
   Andrew Corp.*                                         319             4,348
   ADC Telecommunications, Inc.*                       1,585             4,248
   CIENA Corp.*                                        1,122             3,748
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         130,765
                                                               ---------------
   IT CONSULTING & SERVICES 1.0%
   Electronic Data Systems Corp.                       1,005            23,216
   Computer Sciences Corp.*+                             374            21,082
   SunGard Data Systems, Inc.*                           569            16,120
   Fiserv, Inc.*                                         386            15,513
   Affiliated Computer Services, Inc. --
      Class A*                                           256            15,409
   Unisys Corp.*                                         663             6,749
   Sabre Holdings Corp.                                  269             5,961
   Convergys Corp.*                                      273             4,092
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         108,142
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
   Agilent Technologies, Inc.*                           950            22,895
   Molex, Inc.                                           366            10,980
   Jabil Circuit, Inc.*                                  396            10,129
   Solectron Corp.*+                                   1,900            10,127
   Sanmina-SCI Corp.*                                  1,023             8,665
   Tektronix, Inc.                                       171             5,166
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                67,962
                                                               ---------------
   SOFTWARE 0.4%
   Veritas Software Corp.*                               829            23,668
   Siebel Systems, Inc.*                               1,001            10,510
   BMC Software, Inc.*                                   436             8,110

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Novell, Inc.*                                         740   $         4,995
   Compuware Corp.*                                      758             4,904
                                                               ---------------
TOTAL SOFTWARE                                                          52,187
                                                               ---------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*                                        1,867            31,758
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                                31,758
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                           878,274
                                                               ---------------
INDUSTRIALS 7.9%
   AEROSPACE & DEFENSE 1.8%
   Honeywell International, Inc.                       1,684            59,630
   General Dynamics Corp.                                394            41,212
   Northrop Grumman Corp.                                723            39,302
   Raytheon Co.                                          885            34,365
   L-3 Communications Holdings, Inc.                     230            16,845
   Goodrich Corp.                                        229             7,475
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              198,829
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 1.5%
   Tyco International Ltd.+                            3,940           140,815
   Textron, Inc.                                         267            19,705
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         160,520
                                                               ---------------
   MACHINERY 1.3%
   Deere & Co.                                           491            36,531
   Ingersoll-Rand Co. -- Class A                         341            27,382
   Eaton Corp.                                           289            20,912
   Parker Hannifin Corp.                                 231            17,496
   Dover Corp.                                           393            16,483
   ITT Industries, Inc.                                  176            14,863
   Cummins, Inc.                                          90             7,541
   Pall Corp.                                            236             6,832
                                                               ---------------
TOTAL MACHINERY                                                        148,040
                                                               ---------------
   ROAD & RAIL 1.0%
   Burlington Northern Santa Fe Corp.                    734            34,726
   Union Pacific Corp.                                   500            33,625
   Norfolk Southern Corp.                                773            27,975
   CSX Corp.                                             419            16,793
                                                               ---------------
TOTAL ROAD & RAIL                                                      113,119
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cendant Corp.                                       2,061            48,186
   Waste Management, Inc.                              1,124            33,652
   RR Donnelley & Sons Co.                               431            15,210
   Allied Waste Industries, Inc.*+                       624             5,791
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   102,839
                                                               ---------------
   AIR FREIGHT & COURIERS 0.6%
   FedEx Corp.+                                          587            57,814
   Ryder System, Inc.                                    121             5,780
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                            63,594
                                                               ---------------

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BUILDING PRODUCTS 0.3%
   Masco Corp.+                                          876   $        32,000
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                 32,000
                                                               ---------------
   AIRLINES 0.2%
   Southwest Airlines Co.                              1,528            24,876
                                                               ---------------
TOTAL AIRLINES                                                          24,876
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.2%
   Cooper Industries Ltd. -- Class A                     176            11,949
   American Power Conversion Corp.+                      375             8,025
   Power-One, Inc.*                                      158             1,409
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                              21,383
                                                               ---------------
   TRADING COMPANIES &
      DISTRIBUTORS 0.1%
   W.W. Grainger, Inc.                                   174            11,592
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  11,592
                                                               ---------------
TOTAL INDUSTRIALS                                                      876,792
                                                               ---------------
HEALTH CARE 7.7%
   PHARMACEUTICALS 3.7%
   Pfizer, Inc.                                       14,770           397,165
   Mylan Laboratories, Inc.                              530             9,370
   Watson Pharmaceuticals, Inc.*                         211             6,923
   King Pharmaceuticals, Inc.*+                          464             5,754
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  419,212
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 3.1%
   WellPoint, Inc.*                                      582            66,930
   Cardinal Health, Inc.                                 850            49,427
   Caremark Rx, Inc.*+                                   894            35,250
   Aetna, Inc.                                           281            35,055
   HCA, Inc.                                             830            33,167
   Medco Health Solutions, Inc.*+                        531            22,089
   CIGNA Corp.                                           261            21,290
   McKesson Corp.                                        581            18,278
   Laboratory Corporation of America
      Holdings*                                          270            13,451
   AmerisourceBergen Corp.                               204            11,971
   Health Management Associates,
      Inc. -- Class A+                                   475            10,792
   Tenet Healthcare Corp.*                               911            10,003
   Humana, Inc.*                                         317             9,412
   Manor Care, Inc.                                      162             5,740
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 342,855
                                                               ---------------
   BIOTECHNOLOGY 0.6%
   Biogen Idec, Inc.*+                                   649            43,230
   Chiron Corp.*                                         371            12,366
   Applera Corp. - Applied Biosystems
      Group                                              387             8,092
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                     63,688
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Fisher Scientific International, Inc.*+               221   $        13,786
   Thermo Electron Corp.*                                313             9,449
   Bausch & Lomb, Inc.                                    99             6,382
   PerkinElmer, Inc.                                     248             5,578
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  35,195
                                                               ---------------
TOTAL HEALTH CARE                                                      860,950
                                                               ---------------
ENERGY 6.8%
   OIL & GAS 6.3%
   ChevronTexaco Corp.+                                4,157           218,284
   ConocoPhillips                                      1,356           117,742
   Occidental Petroleum Corp.                            772            45,054
   Devon Energy Corp.                                    949            36,935
   Burlington Resources, Inc.                            767            33,365
   Apache Corp.                                          641            32,415
   Anadarko Petroleum Corp.                              483            31,303
   Marathon Oil Corp.                                    680            25,575
   Valero Energy Corp.                                   508            23,063
   Unocal Corp.                                          514            22,225
   Williams Cos., Inc.                                 1,096            17,854
   Kerr-McGee Corp.                                      299            17,279
   Kinder Morgan, Inc.                                   235            17,186
   EOG Resources, Inc.+                                  228            16,270
   Amerada Hess Corp.+                                   173            14,252
   El Paso Corp.                                       1,260            13,104
   Sunoco, Inc.                                          140            11,439
   Ashland, Inc.                                         135             7,881
                                                               ---------------
TOTAL OIL & GAS                                                        701,226
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 0.5%
   Transocean, Inc.*+                                    627            26,579
   Nabors Industries Ltd.*+                              298            15,284
   Noble Corp.*                                          270            13,430
   Rowan Cos., Inc.*                                     208             5,387
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       60,680
                                                               ---------------
TOTAL ENERGY                                                           761,906
                                                               ---------------
TELECOMMUNICATION SERVICES 5.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.8%
   Verizon Communications, Inc.+                       5,434           220,131
   SBC Communications, Inc.                            6,499           167,479
   BellSouth Corp.                                     3,589            99,738
   Sprint Corp.                                        2,880            71,568
   Alltel Corp.                                          595            34,962
   AT&T Corp.+                                         1,556            29,657
   CenturyTel, Inc.                                      269             9,542
   Citizens Communications Co.                           655             9,033
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            642,110
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       642,110
                                                               ---------------

                                              See Notes to Financial Statements.


104 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

UTILITIES 5.3%
   ELECTRIC UTILITIES 3.6%
   Exelon Corp.                                        1,298   $        57,203
   Southern Co.                                        1,454            48,738
   Entergy Corp.                                         443            29,942
   FPL Group, Inc.+                                      366            27,358
   American Electric Power Co., Inc.                     776            26,648
   PG&E Corp.*+                                          788            26,225
   FirstEnergy Corp.                                     646            25,523
   Progress Energy, Inc.                                 488            22,077
   Consolidated Edison, Inc.                             473            20,694
   Edison International                                  642            20,563
   PPL Corp.                                             371            19,767
   Ameren Corp.+                                         378            18,953
   Cinergy Corp.+                                        357            14,862
   DTE Energy Co.                                        341            14,707
   Xcel Energy, Inc.                                     790            14,378
   Pinnacle West Capital Corp.                           175             7,772
   TECO Energy, Inc.                                     390             5,983
   Allegheny Energy, Inc.*+                              260             5,125
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               406,518
                                                               ---------------
   MULTI-UTILITIES 1.4%
   Duke Energy Corp.                                   1,873            47,443
   Dominion Resources, Inc./VA+                          652            44,167
   Public Service Enterprise Group, Inc.                 459            23,762
   Sempra Energy                                         453            16,616
   Constellation Energy Group, Inc.                      346            15,124
   Calpine Corp.*                                      1,047             4,125
   CMS Energy Corp.*                                     386             4,034
   Dynegy, Inc. -- Class A*                              741             3,423
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  158,694
                                                               ---------------
   GAS UTILITIES 0.3%
   KeySpan Corp.+                                        318            12,545
   NiSource, Inc.                                        534            12,164
   Nicor, Inc.                                            91             3,362
   Peoples Energy Corp.                                   65             2,857
                                                               ---------------
TOTAL GAS UTILITIES                                                     30,928
                                                               ---------------
TOTAL UTILITIES                                                        596,140
                                                               ---------------

MATERIALS 3.5%
   METALS & MINING 1.3%
   Alcoa, Inc.                                         1,711            53,759
   Newmont Mining Corp.+                                 870            38,637
   Phelps Dodge Corp.+                                   187            18,498
   Nucor Corp.+                                          316            16,539
   United States Steel Corp.                             215            11,019
                                                               ---------------
TOTAL METALS & MINING                                                  138,452
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CHEMICALS 1.0%
   Monsanto Co.                                          516   $        28,664
   Air Products & Chemicals, Inc.                        441            25,565
   PPG Industries, Inc.                                  339            23,106
   Rohm & Haas Co.                                       438            19,373
   Eastman Chemical Co.                                  152             8,775
   Engelhard Corp.                                       240             7,361
   Great Lakes Chemical Corp.                             97             2,763
                                                               ---------------
TOTAL CHEMICALS                                                        115,607
                                                               ---------------
   PAPER & FOREST PRODUCTS 1.0%
   International Paper Co.                               950            39,900
   Weyerhaeuser Co.                                      463            31,123
   Georgia-Pacific Corp.+                                496            18,590
   MeadWestvaco Corp.                                    397            13,454
   Louisiana-Pacific Corp.                               221             5,910
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          108,977
                                                               ---------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                   101             6,909
   Bemis Co.                                             214             6,225
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            13,134
                                                               ---------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                  195            10,649
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                            10,649
                                                               ---------------
TOTAL MATERIALS                                                        386,819
                                                               ---------------
CONSUMER STAPLES 2.7%
   FOOD & DRUG RETAILING 1.3%
   Costco Wholesale Corp.+                               920            44,537
   CVS Corp.                                             783            35,290
   Kroger Co.*+                                        1,454            25,503
   Safeway, Inc.*                                        883            17,430
   Albertson's, Inc.+                                    721            17,218
   Supervalu, Inc.                                       255             8,803
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            148,781
                                                               ---------------
   FOOD PRODUCTS 0.9%
   General Mills, Inc.+                                  713            35,443
   ConAgra Foods, Inc.                                 1,010            29,745
   Archer-Daniels-Midland Co.                          1,283            28,624
                                                               ---------------
TOTAL FOOD PRODUCTS                                                     93,812
                                                               ---------------
   BEVERAGES 0.2%
   Coca-Cola Enterprises, Inc.                           916            19,099
   Adolph Coors Co. -- Class B                            74             5,599
                                                               ---------------
TOTAL BEVERAGES                                                         24,698
                                                               ---------------
   TOBACCO 0.2%
   Reynolds American, Inc.+                              294            23,108
                                                               ---------------
TOTAL TOBACCO                                                           23,108
                                                               ---------------

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PERSONAL PRODUCTS 0.1%
   Alberto-Culver Co. -- Class B                         174   $         8,451
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                  8,451
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 298,850
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $9,863,546)                                                11,084,655
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $      54,448            54,448
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $54,448)                                                       54,448
                                                               ---------------

SECURITIES LENDING COLLATERAL 8.3%
Investment in Securities Lending Short Term
    Investment Portfolio held by
    U.S. Bank (Note 8)                               931,373           931,373
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $931,373)                                                     931,373
                                                               ---------------
TOTAL INVESTMENTS 108.3%
   (Cost $10,849,367)                                          $    12,070,476
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.3)%                                       $      (926,597)
                                                               ===============
NET ASSETS - 100.0%                                            $    11,143,879

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

      REIT - REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


106 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 19.8%
   HOTELS RESTAURANTS & LEISURE 4.9%
   Sonic Corp.*                                        6,859   $       209,199
   P.F. Chang's China Bistro, Inc.*                    2,951           166,289
   CEC Entertainment, Inc.*                            4,145           165,676
   Argosy Gaming Co.*                                  3,359           156,865
   Panera Bread Co. -- Class A*+                       3,451           139,144
   Shuffle Master, Inc.*+                              2,648           124,721
   Rare Hospitality International, Inc.*               3,886           123,808
   WMS Industries, Inc.*+                              3,480           116,719
   IHOP Corp.                                          2,270            95,090
   Triarc Cos. -- Class B                              7,357            90,197
   Papa John's International, Inc.*                    2,036            70,120
   Bally Total Fitness Holding Corp.*                  3,890            16,494
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,474,322
                                                               ---------------
   SPECIALTY RETAIL 4.6%
   Tractor Supply Co.*                                 4,363           162,347
   Guitar Center, Inc.*+                               2,883           151,905
   Aaron Rents, Inc.                                   5,675           141,875
   Electronics Boutique Holdings
      Corp.*                                           2,768           118,858
   Children's Place Retail Stores, Inc.*               3,074           113,830
   Too, Inc.*                                          3,940            96,373
   HOT Topic, Inc.*                                    5,302            91,141
   Stein Mart, Inc.*                                   4,842            82,605
   Cost Plus, Inc.*                                    2,495            80,164
   Genesco, Inc.*                                      2,514            78,286
   Select Comfort Corp.*                               4,215            75,617
   Christopher & Banks Corp.+                          4,072            75,129
   Hibbett Sporting Goods, Inc.*                       2,672            71,102
   Cato Corp. -- Class A                               2,360            68,015
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,407,247
                                                               ---------------
   HOUSEHOLD DURABLES 3.4%
   NVR, Inc.*+                                           678           521,653
   Meritage Homes Corp.*                               1,560           175,812
   Ethan Allen Interiors, Inc.                         4,096           163,922
   Champion Enterprises, Inc.*                         8,174            96,617
   Interface, Inc. -- Class A*                         5,940            59,222
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,017,226
                                                               ---------------
   TEXTILES & APPAREL 2.8%
   Fossil, Inc.*                                       8,115           208,069
   Quiksilver, Inc.*                                   6,489           193,307
   Wolverine World Wide, Inc.                          4,358           136,928
   K-Swiss, Inc. -- Class A                            3,904           113,684
   Phillips-Van Heusen Corp.                           3,530            95,310

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Oxford Industries, Inc.                             2,045   $        84,459
   OshKosh B'Gosh, Inc. -- Class A                     1,257            26,900
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               858,657
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 2.2%
   Polaris Industries, Inc.                            4,881           332,006
   SCP Pool Corp.                                      5,950           189,805
   Nautilus Group, Inc.                                3,750            90,637
   Arctic Cat, Inc.                                    2,325            61,659
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     674,107
                                                               ---------------
   MEDIA 1.0%
   Arbitron, Inc.*                                     3,529           138,267
   Advo, Inc.                                          3,488           124,347
   Thomas Nelson, Inc.                                 1,797            40,612
                                                               ---------------
TOTAL MEDIA                                                            303,226
                                                               ---------------
   AUTOMOBILES 0.8%
   Winnebago Industries, Inc.                          3,832           149,678
   Fleetwood Enterprises, Inc.*+                       6,325            85,134
                                                               ---------------
TOTAL AUTOMOBILES                                                      234,812
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Midas, Inc.*                                        1,936            38,720
                                                               ---------------
TOTAL AUTO COMPONENTS                                                   38,720
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         6,008,317
                                                               ---------------
INFORMATION TECHNOLOGY 17.8%
   SOFTWARE 6.2%
   Factset Research Systems, Inc.+                     3,557           207,871
   Hyperion Solutions Corp.*                           4,446           207,273
   Kronos, Inc./MA*                                    3,548           181,409
   Take-Two Interactive Software, Inc.*                5,150           179,169
   Micros Systems, Inc.*                               2,106           164,394
   Internet Security Systems, Inc.*                    5,230           121,598
   Filenet Corp.*                                      4,504           116,023
   Ansys, Inc.*                                        3,565           114,294
   Altiris, Inc.*                                      3,070           108,770
   Serena Software, Inc.*+                             4,972           107,594
   Progress Software Corp.*                            4,118            96,155
   Manhattan Associates, Inc.*+                        3,430            81,908
   Sonic Solutions, Inc.*+                             2,672            59,960
   Talx Corp.                                          1,682            43,379
   Catapult Communications Corp.*                      1,784            43,101
   Napster, Inc.*+                                     3,970            37,318
                                                               ---------------
TOTAL SOFTWARE                                                       1,870,216
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.5%
   Flir Systems, Inc.*                                 3,904           249,036
   Trimble Navigation Ltd.*                            5,910           195,266
   Cognex Corp.                                        5,259           146,726
   Dionex Corp.*                                       2,379           134,818

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Global Imaging Systems, Inc.*                       2,646   $       104,517
   Scansource, Inc.*                                   1,541            95,789
   Rogers Corp.*                                       2,045            88,139
   Littelfuse, Inc.*                                   2,542            86,835
   MTS Systems Corp.                                   2,330            78,777
   BEI Technologies, Inc.                              1,810            55,893
   Daktronics, Inc.*                                   2,153            53,588
   Keithley Instruments, Inc.                          1,975            38,908
   X-Rite, Inc.                                        2,375            38,024
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,366,316
                                                               ---------------
   IT CONSULTING & SERVICES 2.6%
   Global Payments, Inc.+                              4,383           256,581
   CACI International, Inc. -- Class A*                3,330           226,873
   eFunds Corp.*                                       5,570           133,736
   Mantech International Corp. --
      Class A*                                         3,690            87,600
   Startek, Inc.                                       1,775            50,499
   Carreker Corp.*                                     2,832            24,355
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         779,644
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.3%
   Microsemi Corp.*                                    6,809           118,204
   ATMI, Inc.*                                         3,582            80,703
   Power Integrations, Inc.*                           3,534            69,903
   Helix Technology Corp.                              2,980            51,822
   Kulicke & Soffa Industries, Inc.*                   5,818            50,151
   Supertex, Inc.*                                     1,590            34,503
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                           405,286
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.2%
   Websense, Inc.*                                     2,660           134,915
   WebEx Communications, Inc.*+                        5,100           121,278
   j2 Global Communications, Inc.*                     2,679            92,425
   Zix Corp.*+                                         3,672            18,911
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     367,529
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.1%
   Avid Technology, Inc.*                              3,870           238,972
   Synaptics, Inc.*                                    2,917            89,202
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          328,174
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.9%
   Inter-Tel, Inc.                                     2,953            80,853
   ViaSat, Inc.*                                       3,051            74,048
   Harmonic, Inc.*                                     8,241            68,730
   Digi International, Inc.*                           2,470            42,459
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         266,090
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         5,383,255
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INDUSTRIALS 16.8%
   MACHINERY 4.9%
   Oshkosh Truck Corp.                                 4,080   $       278,990
   IDEX Corp.                                          5,777           233,969
   Toro Co.                                            2,602           211,673
   Clarcor, Inc.                                       2,917           159,764
   Manitowoc Co., Inc.                                 3,361           126,542
   CUNO, Inc.*                                         2,058           122,245
   Kaydon Corp.+                                       3,216           106,192
   JLG Industries, Inc.                                5,080            99,720
   Wabash National Corp.*+                             3,464            93,286
   Lindsay Manufacturing Co.                           1,257            32,531
   Milacron, Inc.*                                     5,542            18,787
                                                               ---------------
TOTAL MACHINERY                                                      1,483,699
                                                               ---------------
   AEROSPACE & DEFENSE 2.9%
   Engineered Support Systems, Inc.+                   3,038           179,910
   Armor Holdings, Inc.*                               3,786           178,018
   Gencorp, Inc.                                       6,040           112,163
   Teledyne Technologies, Inc.*                        3,721           109,509
   Ceradyne, Inc.*                                     1,850           105,839
   EDO Corp.                                           2,280            72,390
   Mercury Computer Systems, Inc.*+                    2,403            71,321
   Applied Signal Technology, Inc.                     1,277            45,014
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              874,164
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.6%
   Brady Corp. -- Class A                              2,759           172,631
   John H. Harland Co.                                 3,168           114,365
   Watson Wyatt & Co., Holdings                        3,697            99,634
   Labor Ready, Inc.*                                  4,787            80,996
   Coinstar, Inc.*                                     2,807            75,312
   Heidrick & Struggles International,
      Inc.*                                            2,186            74,914
   Pre-Paid Legal Services, Inc.+                      1,892            71,044
   Vertrue, Inc.*                                      1,135            42,869
   Administaff, Inc.*                                  2,903            36,607
   CPI Corp.                                             826            11,225
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   779,597
                                                               ---------------
   ROAD & RAIL 2.0%
   Landstar System, Inc.*                              3,453           254,279
   Heartland Express, Inc.                             8,560           192,343
   Knight Transportation, Inc.                         6,452           160,010
                                                               ---------------
TOTAL ROAD & RAIL                                                      606,632
                                                               ---------------
   ELECTRICAL EQUIPMENT 2.0%
   Roper Industries, Inc.                              4,811           292,365
   Acuity Brands, Inc.                                 4,839           153,880
   Baldor Electric Co.                                 3,760           103,513
   Artesyn Technologies, Inc.*                         4,480            50,624
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             600,382
                                                               ---------------

                                              See Notes to Financial Statements.


108 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.9%
   EGL, Inc.*+                                         5,857   $       175,066
   Forward Air Corp.*                                  2,449           109,470
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           284,536
                                                               ---------------
   BUILDING PRODUCTS 0.9%
   Simpson Manufacturing Co., Inc.                     5,438           189,786
   ElkCorp                                             2,267            77,577
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                267,363
                                                               ---------------
   MARINE 0.4%
   Kirby Corp.*                                        2,830           125,595
                                                               ---------------
TOTAL MARINE                                                           125,595
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Lawson Products, Inc.                               1,060            53,456
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  53,456
                                                               ---------------
TOTAL INDUSTRIALS                                                    5,075,424
                                                               ---------------
HEALTH CARE 16.7%
   HEALTH CARE EQUIPMENT & SUPPLIES 9.3%
   Cooper Cos., Inc.+                                  3,735           263,654
   Respironics, Inc.*                                  4,013           218,147
   Idexx Laboratories, Inc.*                           3,843           209,789
   ResMed, Inc.*                                       3,865           197,502
   Diagnostic Products Corp.                           3,322           182,876
   Advanced Medical Optics, Inc.*+                     4,187           172,253
   Mentor Corp.                                        4,885           164,820
   American Medical Systems ~
      Holdings, Inc.*                                  3,842           160,634
   Sybron Dental Specialties, Inc.*                    4,435           156,910
   Biosite, Inc.*+                                     1,980           121,849
   Integra LifeSciences Holdings Corp.*                3,286           121,352
   Immucor, Inc.*                                      5,116           120,277
   PolyMedica Corp.                                    3,130           116,718
   Haemonetics Corp./MA*+                              2,894           104,792
   ArthroCare Corp.*                                   2,690            86,241
   Intermagnetics General Corp.*                       2,905            73,816
   SurModics, Inc.*+                                   1,998            64,955
   Hologic, Inc.*                                      2,341            64,307
   Cyberonics, Inc.*+                                  2,720            56,358
   Merit Medical Systems Inc.*                         3,014            46,054
   Kensey Nash Corp.*                                  1,292            44,613
   BioLase Technology, Inc.+                           2,778            30,197
   Possis Medical, Inc.*                               2,070            27,904
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,806,018
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HEALTH CARE PROVIDERS & SERVICES 5.4%
   Pharmaceutical Product
      Development, Inc.*                               6,454   $       266,486
   Cerner Corp.*+                                      4,145           220,390
   AMERIGROUP Corp.*                                   2,850           215,631
   Sierra Health Services, Inc.*                       3,012           165,991
   Centene Corp.*                                      4,680           132,678
   American Healthways, Inc.*                          3,757           124,131
   AmSurg Corp.*                                       3,334            98,486
   Dendrite International, Inc.*                       4,762            92,383
   SFBC International, Inc.*                           1,800            71,100
   LabOne, Inc.*                                       1,951            62,510
   Amedisys, Inc.*                                     1,872            60,634
   Odyssey HealthCare, Inc.*                           4,185            57,251
   LCA-Vision, Inc.                                    2,295            53,680
   CryoLife, Inc.*+                                    2,660            18,806
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,640,157
                                                               ---------------
   PHARMACEUTICALS 1.6%
   MGI Pharma, Inc.*+                                  8,093           226,685
   Medicis Pharmaceutical Corp. --
      Class A                                          6,239           219,051
   Noven Pharmaceuticals, Inc.*                        2,672            45,584
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  491,320
                                                               ---------------
   BIOTECHNOLOGY 0.4%
   Enzo Biochem, Inc.*                                 3,698            72,000
   Regeneron Pharmaceuticals, Inc.*                    6,360            58,576
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    130,576
                                                               ---------------
TOTAL HEALTH CARE                                                    5,068,071
                                                               ---------------
FINANCIALS 11.0%
   BANKS 6.8%
   First Bancorp Puerto Rico                           4,598           292,019
   East-West Bancorp, Inc.+                            5,975           250,711
   UCBH Holdings, Inc.                                 5,187           237,668
   Hudson United Bancorp                               5,131           202,059
   First Midwest Bancorp, Inc./IL                      5,288           191,901
   United Bankshares, Inc.                             4,920           187,698
   Southwest Bancorp of Texas, Inc.                    7,997           186,250
   Wintrust Financial Corp.                            2,461           140,179
   Republic Bancorp, Inc./MI                           8,040           122,851
   TrustCo Bank Corp./NY                               8,488           117,050
   PrivateBancorp, Inc.                                2,317            74,677
   Nara Bancorp, Inc.                                  2,658            56,536
                                                               ---------------
TOTAL BANKS                                                          2,059,599
                                                               ---------------
   REAL ESTATE 2.5%
   New Century Financial Corp.+                        6,237           398,607
   Essex Property Trust, Inc.                          2,614           219,053
   Kilroy Realty Corp.                                 3,250           138,937
                                                               ---------------
TOTAL REAL ESTATE                                                      756,597
                                                               ---------------

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INSURANCE 1.0%
   Philadelphia Consolidated Holding
      Co.*                                             2,540   $       167,996
   Hilb Rogal & Hobbs Co.                              4,100           148,584
                                                               ---------------
TOTAL INSURANCE                                                        316,580
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.5%
   BankAtlantic Bancorp, Inc. -- Class A               6,830           135,917
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       135,917
                                                               ---------------
   CONSUMER FINANCE 0.2%
   World Acceptance Corp.*                             2,140            58,871
                                                               ---------------
TOTAL CONSUMER FINANCE                                                  58,871
                                                               ---------------
TOTAL FINANCIALS                                                     3,327,564
                                                               ---------------
ENERGY 7.7%
   OIL & GAS 4.7%
   Patina Oil & Gas Corp.                              8,062           302,325
   Southwestern Energy Co.*                            4,136           209,654
   Cimarex Energy Co.*+                                4,750           180,025
   Vintage Petroleum, Inc.                             7,497           170,107
   Cabot Oil & Gas Corp.                               3,772           166,911
   St. Mary Land & Exploration Co.                     3,265           136,281
   Remington Oil & Gas Corp.*                          3,160            86,110
   Frontier Oil Corp.                                  3,074            81,953
   Petroleum Development Corp.*                        2,016            77,757
                                                               ---------------
TOTAL OIL & GAS                                                      1,411,123
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 3.0%
   Unit Corp.*                                         5,215           199,265
   Cal Dive International, Inc.*+                      4,374           178,240
   CARBO Ceramics, Inc.                                1,941           133,929
   Hydril*                                             2,645           120,374
   Lone Star Technologies, Inc.*                       3,310           110,753
   Atwood Oceanics, Inc.*                              1,830            95,343
   Tetra Technologies, Inc.*                           2,552            72,222
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      910,126
                                                               ---------------
TOTAL ENERGY                                                         2,321,249
                                                               ---------------
MATERIALS 4.8%
   METALS & MINING 1.6%
   Massey Energy Co.+                                  8,675           303,191
   Cleveland-Cliffs, Inc.                              1,230           127,748
   Amcol International Corp.                           3,345            67,201
                                                               ---------------
TOTAL METALS & MINING                                                  498,140
                                                               ---------------
   CHEMICALS 1.5%
   Georgia Gulf Corp.+                                 3,823           190,386
   MacDermid, Inc.                                     3,453           124,653
   Headwaters, Inc.*                                   3,831           109,184
   Omnova Solutions, Inc.*                             4,599            25,846
                                                               ---------------
TOTAL CHEMICALS                                                        450,069
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 1.0%
   Florida Rock Industries, Inc.                       4,942   $       294,197
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           294,197
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.7%
   Wausau-Mosinee Paper Corp.                          5,890           105,196
   Neenah Paper, Inc.*                                 1,830            59,658
   Deltic Timber Corp.                                 1,294            54,930
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          219,784
                                                               ---------------
TOTAL MATERIALS                                                      1,462,190
                                                               ---------------
CONSUMER STAPLES 3.2%
   FOOD PRODUCTS 1.4%
   Ralcorp Holdings, Inc.                              3,340           140,046
   Delta & Pine Land Co.                               4,397           119,950
   Sanderson Farms, Inc.                               2,271            98,289
   Lance, Inc.                                         3,380            64,321
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    422,606
                                                               ---------------
   PERSONAL PRODUCTS 0.7%
   NBTY, Inc.*                                         7,637           183,364
   Natures Sunshine Products, Inc.                     1,875            38,175
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                221,539
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.6%
   Rayovac Corp.*+                                     3,948           120,651
   WD-40 Co.                                           2,017            57,303
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               177,954
                                                               ---------------
   FOOD & DRUG RETAILING 0.5%
   United Natural Foods, Inc.*                         4,557           141,723
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            141,723
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 963,822
                                                               ---------------
UTILITIES 1.3%
   MULTI-UTILITIES 0.8%
   Energen Corp.                                       4,160           245,232
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  245,232
                                                               ---------------
   GAS UTILITIES 0.5%
   New Jersey Resources Corp.                          3,170           137,388
                                                               ---------------
TOTAL GAS UTILITIES                                                    137,388
                                                               ---------------
TOTAL UTILITIES                                                        382,620
                                                               ---------------
TELECOMMUNICATION SERVICES 0.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   Commonwealth Telephone
      Enterprises, Inc.*                               2,391           118,737
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            118,737
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       118,737
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $26,894,261)                                               30,111,249
                                                               ---------------

                                              See Notes to Financial Statements.


110 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $     182,100   $       182,100
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $182,100)                                                     182,100
                                                               ---------------

SECURITIES LENDING COLLATERAL 5.2%
Investment in Securities Lending Short Term
    Investment Portfolio held by
    U.S. Bank (Note 8)                             1,572,253         1,572,253
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,572,253)                                                 1,572,253
                                                               ---------------
TOTAL INVESTMENTS 105.3%
   (Cost $28,648,614)                                          $    31,865,602
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (5.3)%                                       $    (1,596,236)
                                                               ===============
NET ASSETS - 100.0%                                            $    30,269,366

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 21.5%
   SPECIALTY RETAIL 9.2%
   Petsmart, Inc.+                                     5,593   $       198,719
   Ross Stores, Inc.+                                  5,680           163,982
   Abercrombie & Fitch Co. -- Class A                  3,362           157,846
   Williams-Sonoma, Inc.*                              4,487           157,224
   Michaels Stores, Inc.                               5,227           156,653
   Chico's FAS, Inc.*+                                 3,437           156,487
   Urban Outfitters, Inc.*                             3,120           138,528
   American Eagle Outfitters, Inc.+                    2,844           133,952
   CarMax, Inc.*                                       4,010           124,511
   Advance Auto Parts, Inc.*                           2,830           123,614
   O'Reilly Automotive, Inc.*                          2,124            95,686
   Claire's Stores, Inc.                               3,815            81,069
   Regis Corp.                                         1,712            79,009
   Pacific Sunwear of California, Inc.*+               2,861            63,686
   Aeropostale, Inc.*                                  2,147            63,186
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,894,152
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 5.0%
   Mandalay Resort Group                               2,601           183,188
   Boyd Gaming Corp.                                   3,358           139,861
   Outback Steakhouse, Inc.                            2,840           130,015
   Brinker International, Inc.*+                       3,328           116,713
   GTECH Holdings Corp.                                4,462           115,789
   International Speedway Corp. --
      Class A                                          2,049           108,187
   Cheesecake Factory, Inc.*+                          3,001            97,443
   Applebee's International, Inc.                      3,125            82,656
   Ruby Tuesday, Inc.                                  2,506            65,357
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,039,209
                                                               ---------------
   MEDIA 3.4%
   Washington Post Co. -- Class B                        329           323,414
   Westwood One, Inc.*+                                3,700            99,641
   Harte-Hanks, Inc.                                   3,286            85,370
   Valassis Communications, Inc.*                      1,974            69,110
   Catalina Marketing Corp.                            2,015            59,704
   Reader's Digest Association, Inc.                   3,837            53,373
                                                               ---------------
TOTAL MEDIA                                                            690,612
                                                               ---------------
   HOUSEHOLD DURABLES 2.0%
   Harman International Industries, Inc.               2,577           327,279
   Tupperware Corp.+                                   2,255            46,724
   Blyth, Inc.                                         1,572            46,468
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               420,471
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MULTILINE RETAIL 0.6%
   Dollar Tree Stores, Inc.*+                          4,358   $       124,987
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 124,987
                                                               ---------------
   AUTO COMPONENTS 0.5%
   Gentex Corp.+                                       2,991           110,727
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  110,727
                                                               ---------------
   TEXTILES & APPAREL 0.4%
   Timberland Co. -- Class A*                          1,325            83,038
                                                               ---------------
TOTAL TEXTILES & APPAREL                                                83,038
                                                               ---------------
   AUTOMOBILES 0.4%
   Thor Industries, Inc.                               2,190            81,139
                                                               ---------------
TOTAL AUTOMOBILES                                                       81,139
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,444,335
                                                               ---------------
INDUSTRIALS 16.8%
   COMMERCIAL SERVICES & SUPPLIES 6.4%
   Dun & Bradstreet Corp.*                             2,680           159,862
   Career Education Corp.*+                            3,945           157,800
   ChoicePoint, Inc.*                                  3,414           157,010
   Education Management Corp.*                         2,828            93,352
   HNI Corp.                                           2,161            93,031
   Copart, Inc.*                                       3,468            91,278
   Brink's Co.+                                        2,189            86,509
   ITT Educational Services, Inc.*                     1,766            83,973
   Stericycle, Inc.*                                   1,735            79,723
   Herman Miller, Inc.+                                2,722            75,209
   Deluxe Corp.                                        1,930            72,047
   Corinthian Colleges, Inc.*                          3,489            65,750
   Rollins, Inc.                                       1,756            46,218
   Sotheby's Holdings, Inc. -- Class A*+               2,448            44,456
   Korn/Ferry International, Inc.*                     1,505            31,229
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,337,447
                                                               ---------------
   MACHINERY 2.8%
   Pentair, Inc.                                       3,880           169,013
   Donaldson Co., Inc.                                 3,207           104,484
   Graco, Inc.                                         2,667            99,612
   Harsco Corp.                                        1,590            88,627
   Crane Co.                                           2,110            60,852
   Nordson Corp.                                       1,396            55,938
                                                               ---------------
TOTAL MACHINERY                                                        578,526
                                                               ---------------
   AIR FREIGHT & COURIERS 2.5%
   Expeditors International Washington,
      Inc.+                                            4,106           229,444
   C.H. Robinson Worldwide, Inc.+                      3,285           182,383
   CNF, Inc.                                           1,990            99,699
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           511,526
                                                               ---------------

                                              See Notes to Financial Statements.


112 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 1.2%
   Precision Castparts Corp.                           2,530   $       166,170
   Alliant Techsystems, Inc.*+                         1,452            94,932
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              261,102
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.0%
   Hubbell, Inc. -- Class B                            2,351           122,957
   AMETEK, Inc.+                                       2,643            94,276
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             217,233
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.9%
   Fastenal Co.+                                       2,926           180,125
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 180,125
                                                               ---------------
   ROAD & RAIL 0.7%
   J.B. Hunt Transport Services, Inc.                  3,131           140,425
                                                               ---------------
TOTAL ROAD & RAIL                                                      140,425
                                                               ---------------
   AIRLINES 0.6%
   JetBlue Airways Corp.*+                             3,988            92,601
   AirTran Holdings, Inc.*                             3,305            35,364
                                                               ---------------
TOTAL AIRLINES                                                         127,965
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Carlisle Cos., Inc.+                                1,203            78,099
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                          78,099
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.3%
   Dycom Industries, Inc.*                             1,870            57,072
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                        57,072
                                                               ---------------
TOTAL INDUSTRIALS                                                    3,489,520
                                                               ---------------
INFORMATION TECHNOLOGY 16.0%
   IT CONSULTING & SERVICES 4.1%
   Cognizant Technology Solutions
      Corp.*+                                          5,122           216,814
   DST Systems, Inc.*                                  3,230           168,348
   Alliance Data Systems Corp.*                        3,151           149,609
   Acxiom Corp.                                        3,326            87,474
   Certegy, Inc.                                       2,409            85,592
   Gartner, Inc. -- Class A*                           4,272            53,229
   Titan Corp.*                                        3,261            52,828
   CSG Systems International, Inc.*                    1,965            36,746
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         850,640
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
   Microchip Technology, Inc.                          7,954           212,054
   Lam Research Corp.*+                                5,249           151,749
   Cree, Inc.*+                                        2,849           114,188
   Silicon Laboratories, Inc.*                         2,004            70,761
   Semtech Corp.*                                      2,852            62,373
   Integrated Circuit Systems, Inc.*                   2,706            56,609
   Micrel, Inc.*+                                      3,473            38,272
   Cabot Microelectronics Corp.*                         854            34,203
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                   $       740,209
                                                               ---------------
   SOFTWARE 2.9%
   McAfee, Inc.*                                       6,176           178,672
   Macromedia, Inc.*                                   2,737            85,175
   Jack Henry & Associates, Inc.+                      3,489            69,466
   Reynolds & Reynolds Co. -- Class A                  2,493            66,089
   RSA Security, Inc.*                                 2,680            53,761
   Macrovision Corp.*+                                 1,917            49,305
   Wind River Systems, Inc.*                           3,174            43,008
   Transaction Systems Architects,
      Inc. -- Class A*                                 1,442            28,624
   Advent Software, Inc.*                              1,260            25,805
                                                               ---------------
TOTAL SOFTWARE                                                         599,905
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   CDW Corp.+                                          3,198           212,187
   Amphenol Corp. -- Class A*+                         3,412           125,357
   National Instruments Corp.+                         3,055            83,249
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               420,793
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.8%
   Harris Corp.                                        2,580           159,418
   Avocent Corp.*                                      1,917            77,677
   Plantronics, Inc.                                   1,863            77,259
   ADTRAN, Inc.                                        2,947            56,405
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         370,759
                                                               ---------------
   OFFICE ELECTRONICS 0.8%
   Zebra Technologies Corp. --
      Class A*                                         2,764           155,558
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               155,558
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.7%
   Diebold, Inc.+                                      2,754           153,480
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          153,480
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.1%
   Retek, Inc.*                                        2,157            13,266
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                      13,266
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,304,610
                                                               ---------------
HEALTH CARE 15.8%
   HEALTH CARE PROVIDERS & SERVICES 5.4%
   Patterson Cos., Inc.*                               5,288           229,446
   Coventry Health Care, Inc.*+                        3,457           183,498
   Lincare Holdings, Inc.*                             3,868           164,970
   Henry Schein, Inc.*                                 1,670           116,299
   Renal Care Group, Inc.*                             2,600            93,574
   Covance, Inc.*                                      2,407            93,271
   First Health Group Corp.*                           3,543            66,289
   VCA Antech, Inc.*                                   3,162            61,975
   Apria Healthcare Group, Inc.*                       1,869            61,584

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   LifePoint Hospitals, Inc.*+                         1,495   $        52,056
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,122,962
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 5.0%
   Varian Medical Systems, Inc.*+                      5,235           226,361
   DENTSPLY International, Inc.                        3,110           174,782
   Beckman Coulter, Inc.                               2,343           156,958
   Hillenbrand Industries, Inc.                        2,384           132,407
   Cytyc Corp.*                                        4,301           118,579
   Edwards Lifesciences Corp.*                         2,288            94,403
   Inamed Corp.*                                       1,376            87,032
   Visx, Inc.*                                         1,908            49,360
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,039,882
                                                               ---------------
   PHARMACEUTICALS 3.5%
   Sepracor, Inc.*+                                    4,051           240,508
   Barr Pharmaceuticals, Inc.*+                        3,952           179,974
   IVAX Corp.*+                                        9,666           152,916
   Valeant Pharmaceuticals International               3,240            85,374
   Par Pharmaceutical Cos., Inc.*                      1,301            53,835
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  712,607
                                                               ---------------
   BIOTECHNOLOGY 1.9%
   Charles River Laboratories
      International, Inc.*+                            2,502           115,117
   Cephalon, Inc.*+                                    2,219           112,903
   Protein Design Labs, Inc.*+                         3,684            76,111
   Techne Corp.*                                       1,590            61,851
   Vertex Pharmaceuticals, Inc.*                       3,098            32,746
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    398,728
                                                               ---------------
TOTAL HEALTH CARE                                                    3,274,179
                                                               ---------------
FINANCIALS 12.5%
   BANKS 4.7%
   Commerce Bancorp, Inc./NJ+                          3,054           196,678
   TCF Financial Corp.                                 5,346           171,820
   Associated Banc-Corp.                               4,990           165,718
   Bank of Hawaii Corp.                                2,037           103,357
   Cullen/Frost Bankers, Inc.                          2,004            97,394
   Wilmington Trust Corp.                              2,598            93,918
   Westamerica Bancorporation                          1,225            71,430
   Silicon Valley Bancshares*                          1,386            62,121
                                                               ---------------
TOTAL BANKS                                                            962,436
                                                               ---------------
   CAPITAL MARKETS 3.8%
   Legg Mason, Inc.+                                   3,880           284,249
   SEI Investments Co.                                 3,947           165,498
   Eaton Vance Corp.                                   2,582           134,651
   Investors Financial Services Corp.+                 2,558           127,849
   Waddell & Reed Financial, Inc. --
      Class A                                          3,186            76,113
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  788,360
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 2.6%
   Developers Diversified Realty Corp.+                4,150   $       184,135
   Weingarten Realty Investors                         3,430           137,543
   United Dominion Realty Trust, Inc.                  5,111           126,753
   Rayonier, Inc.                                      1,918            93,809
                                                               ---------------
TOTAL REAL ESTATE                                                      542,240
                                                               ---------------
   INSURANCE 1.1%
   Brown & Brown, Inc.                                 2,665           116,061
   Arthur J. Gallagher & Co.+                          3,564           115,830
                                                               ---------------
TOTAL INSURANCE                                                        231,891
                                                               ---------------
   CONSUMER FINANCE 0.3%
   MoneyGram International, Inc.                       3,414            72,172
                                                               ---------------
TOTAL CONSUMER FINANCE                                                  72,172
                                                               ---------------
TOTAL FINANCIALS                                                     2,597,099

ENERGY 6.5%
   ENERGY EQUIPMENT & SERVICES 3.7%
   Smith International, Inc.*                          4,042           219,925
   Patterson-UTI Energy, Inc.                          6,448           125,414
   National-Oilwell, Inc.*                             3,310           116,810
   Varco International, Inc.*                          3,770           109,895
   Grant Prideco, Inc.*                                4,756            95,358
   FMC Technologies, Inc.*                             2,631            84,718
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      752,120
                                                               ---------------
   OIL & GAS 2.8%
   Murphy Oil Corp.                                    3,544           285,115
   Noble Energy, Inc.                                  2,270           139,968
   Western Gas Resources, Inc.                         2,850            83,363
   Plains Exploration & Production Co.*                2,970            77,220
                                                               ---------------
TOTAL OIL & GAS                                                        585,666
                                                               ---------------
TOTAL ENERGY                                                         1,337,786
                                                               ---------------
MATERIALS 4.1%
   CHEMICALS 2.2%
   Lyondell Chemical Co.+                              9,312           269,303
   Airgas, Inc.                                        2,890            76,614
   Olin Corp.                                          2,708            59,630
   Crompton Corp.                                      4,420            52,156
                                                               ---------------
TOTAL CHEMICALS                                                        457,703
                                                               ---------------
   METALS & MINING 1.4%
   Peabody Energy Corp.                                2,490           201,466
   Arch Coal, Inc.+                                    2,400            85,296
                                                               ---------------
TOTAL METALS & MINING                                                  286,762
                                                               ---------------
   CONTAINERS & PACKAGING 0.5%
   Packaging Corporation of America                    4,118            96,979
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            96,979
                                                               ---------------
TOTAL MATERIALS                                                        841,444
                                                               ---------------

                                              See Notes to Financial Statements.


114 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER STAPLES 3.6%
   FOOD PRODUCTS 1.4%
   Hormel Foods Corp.                                  5,344   $       167,534
   Tootsie Roll Industries, Inc.                       2,016            69,814
   Lancaster Colony Corp.                              1,350            57,875
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    295,223
                                                               ---------------
   FOOD & DRUG RETAILING 1.1%
   Whole Foods Market, Inc.+                           2,396           228,458
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            228,458
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.1%
   Energizer Holdings, Inc.*+                          2,792           138,735
   Church & Dwight Co., Inc.                           2,404            80,822
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               219,557
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 743,238
                                                               ---------------
UTILITIES 2.5%
   MULTI-UTILITIES 1.5%
   Questar Corp.                                       3,250           165,620
   Equitable Resources, Inc.                           2,364           143,400
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  309,020
                                                               ---------------
   ELECTRIC UTILITIES 0.6%
   DPL, Inc.                                           4,877           122,462
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               122,462
                                                               ---------------
   WATER UTILITIES 0.4%
   Aqua America, Inc.                                  3,597            88,450
                                                               ---------------
TOTAL WATER UTILITIES                                                   88,450
                                                               ---------------
TOTAL UTILITIES                                                        519,932
                                                               ---------------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Cincinnati Bell, Inc.*                              9,451            39,222
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                             39,222
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                        39,222
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $19,176,189)                                               20,591,365
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $      92,528   $        92,528
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $92,528)                                                       92,528
                                                               ---------------

SECURITIES LENDING COLLATERAL 9.8%
Investment in Securities Lending Short Term
    Investment Portfolio held by
    U.S. Bank (Note 8)                             2,031,814         2,031,814
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,031,814)                                                 2,031,814
                                                               ---------------
TOTAL INVESTMENTS 109.7%
   (Cost $21,300,531)                                          $    22,715,707
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (9.7)%                                       $    (2,013,675)
                                                               ===============
NET ASSETS - 100.0%                                            $    20,702,032

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

INFORMATION TECHNOLOGY 24.2%
   SOFTWARE 8.1%
   Microsoft Corp.                                    39,041   $     1,042,785
   Oracle Corp.*                                      18,418           252,695
   Computer Associates International,
      Inc.+                                            2,100            65,226
   Electronic Arts, Inc.*+                             1,033            63,715
   Symantec Corp.*+                                    2,276            58,630
   Adobe Systems, Inc.                                   808            50,694
   Autodesk, Inc.                                        780            29,601
   Intuit, Inc.*                                         639            28,122
   Citrix Systems, Inc.*+                                572            14,031
   Mercury Interactive Corp.*+                           291            13,255
   Parametric Technology Corp.*+                         913             5,378
                                                               ---------------
TOTAL SOFTWARE                                                       1,624,132
                                                               ---------------
   COMPUTERS & PERIPHERALS 5.7%
   International Business Machines
      Corp.                                            5,974           588,917
   Dell, Inc.*                                         8,916           375,720
   Apple Computer, Inc.*                               1,360            87,584
   Network Appliance, Inc.*+                           1,214            40,329
   Lexmark International, Inc.*                          435            36,975
   QLogic Corp.*+                                        320            11,754
   Gateway, Inc.*                                      1,260             7,573
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,148,852
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 4.3%
   Cisco Systems, Inc.*                               23,642           456,291
   Qualcomm, Inc.                                      5,882           249,397
   Lucent Technologies, Inc.*+                        15,869            59,667
   Corning, Inc.*+                                     5,030            59,203
   Avaya, Inc.*+                                       1,544            26,557
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         851,115
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.8%
   Intel Corp.                                        22,712           531,234
   Analog Devices, Inc.+                               1,275            47,073
   Maxim Integrated Products, Inc.                     1,097            46,502
   Linear Technology Corp.                             1,043            40,427
   Broadcom Corp. -- Class A*+                         1,113            35,928
   Xilinx, Inc.                                        1,182            35,046
   Altera Corp.*+                                      1,248            25,833
   PMC - Sierra, Inc.*+                                  600             6,750
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                           768,793
                                                               ---------------
   IT CONSULTING & SERVICES 1.3%
   First Data Corp.                                    2,986           127,025
   Automatic Data Processing, Inc.                     1,964            87,103

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Paychex, Inc.                                       1,275   $        43,452
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         257,580
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.9%
   Yahoo!, Inc.*+                                      4,933           185,875
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     185,875
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
   Symbol Technologies, Inc.                             818            14,151
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                14,151
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         4,850,498
                                                               ---------------
CONSUMER STAPLES 18.3%
   FOOD & DRUG RETAILING 5.1%
   Wal-Mart Stores, Inc.                              15,205           803,128
   Walgreen Co.                                        3,674           140,971
   Sysco Corp.                                         2,297            87,677
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          1,031,776
                                                               ---------------
   BEVERAGES 4.3%
   Coca-Cola Co.                                       8,689           361,723
   PepsiCo, Inc.                                       6,046           315,601
   Anheuser-Busch Cos., Inc.                           2,839           144,022
   Pepsi Bottling Group, Inc.                            848            22,930
   Brown-Forman Corp. -- Class B                         410            19,959
                                                               ---------------
TOTAL BEVERAGES                                                        864,235
                                                               ---------------
   HOUSEHOLD PRODUCTS 3.7%
   Procter & Gamble Co.                                9,106           501,559
   Kimberly-Clark Corp.                                1,651           108,652
   Colgate-Palmolive Co.                               1,795            91,832
   Clorox Co.                                            514            30,290
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               732,333
                                                               ---------------
   TOBACCO 2.4%
   Altria Group, Inc.+                                 7,377           450,735
   UST, Inc.+                                            559            26,893
                                                               ---------------
TOTAL TOBACCO                                                          477,628
                                                               ---------------
   FOOD PRODUCTS 1.7%
   Sara Lee Corp.                                      2,814            67,930
   Kellogg Co.                                         1,398            62,435
   WM Wrigley Jr Co.                                     758            52,446
   Hershey Foods Corp.                                   833            46,265
   H.J. Heinz Co.                                      1,186            46,242
   Campbell Soup Co.+                                  1,386            41,427
   McCormick & Co., Inc.+                                463            17,872
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    334,617
                                                               ---------------
   PERSONAL PRODUCTS 1.1%
   Gillette Co.                                        3,561           159,462
   Avon Products, Inc.+                                1,587            61,417
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                220,879
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,661,468
                                                               ---------------

                                              See Notes to Financial Statements.


116 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
--------------------------------------------------------------------------------

HEALTH CARE 17.6%
   PHARMACEUTICALS 10.0%
   Johnson & Johnson, Inc.                            10,652   $       675,550
   Abbott Laboratories                                 5,588           260,680
   Merck & Co., Inc.                                   7,959           255,802
   Eli Lilly & Co.                                     4,059           230,348
   Wyeth                                               4,793           204,134
   Bristol-Myers Squibb Co.+                           6,984           178,930
   Schering-Plough Corp.+                              5,290           110,455
   Forest Laboratories, Inc.*+                         1,249            56,030
   Allergan, Inc.                                        447            36,239
                                                               ---------------
TOTAL PHARMACEUTICALS                                                2,008,168
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.1%
   Medtronic, Inc.                                     4,341           215,617
   Boston Scientific Corp.*                            3,034           107,859
   Guidant Corp.                                       1,081            77,940
   Baxter International, Inc.                          2,214            76,472
   Zimmer Holdings, Inc.*                                835            66,900
   Stryker Corp.                                       1,360            65,620
   St. Jude Medical, Inc.*                             1,210            50,735
   Becton, Dickinson & Co.                               861            48,905
   Biomet, Inc.                                          858            37,229
   C.R. Bard, Inc.                                       359            22,969
   Waters Corp.*                                         408            19,090
   Hospira, Inc.*                                        530            17,755
   Millipore Corp.*                                      173             8,617
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 815,708
                                                               ---------------
   BIOTECHNOLOGY 2.1%
   Amgen, Inc.*+                                       4,559           292,460
   Gilead Sciences, Inc.*                              1,459            51,051
   Genzyme Corp.*                                        840            48,779
   Medimmune, Inc.*                                      840            22,772
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    415,062
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.4%
   UnitedHealth Group, Inc.+                           2,347           206,606
   Quest Diagnostics, Inc.                               350            33,443
   Express Scripts, Inc.*+                               261            19,951
   IMS Health, Inc.                                      783            18,173
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 278,173
                                                               ---------------
TOTAL HEALTH CARE                                                    3,517,111
                                                               ---------------
INDUSTRIALS 15.5%
   INDUSTRIAL CONGLOMERATES 8.1%
   General Electric Co.                               37,961         1,385,576
   3M Co.+                                             2,797           229,550
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                       1,615,126
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 2.2%
   United Technologies Corp.                           1,716   $       177,348
   Boeing Co.                                          3,014           156,035
   Lockheed Martin Corp.                               1,500            83,325
   Rockwell Collins, Inc.+                               600            23,664
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              440,372
                                                               ---------------
   AIR FREIGHT & COURIERS 1.7%
   United Parcel Service, Inc. --
      Class B+                                         4,025           343,977
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           343,977
                                                               ---------------
   MACHINERY 1.6%
   Caterpillar, Inc.                                   1,149           112,039
   Illinois Tool Works, Inc.+                          1,000            92,680
   Danaher Corp.+                                      1,048            60,166
   Paccar, Inc.                                          590            47,483
   Navistar International Corp.*                         236            10,379
                                                               ---------------
TOTAL MACHINERY                                                        322,747
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Apollo Group, Inc. -- Class A*+                       627            50,605
   Pitney Bowes, Inc.                                    786            36,376
   H&R Block, Inc.                                       559            27,391
   Cintas Corp.+                                         583            25,571
   Avery Dennison Corp.                                  373            22,369
   Robert Half International, Inc.                       584            17,187
   Monster Worldwide, Inc.*                              408            13,725
   Equifax, Inc.                                         460            12,926
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   206,150
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.7%
   Emerson Electric Co.                                1,422            99,682
   Rockwell Automation, Inc.                             620            30,721
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             130,403
                                                               ---------------
   BUILDING PRODUCTS 0.1%
   American Standard Cos., Inc.*                         731            30,205
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                 30,205
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                           290            15,808
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                        15,808
                                                               ---------------
   AIRLINES 0.0%
   Delta Air Lines, Inc.*+                               443             3,314
                                                               ---------------
TOTAL AIRLINES                                                           3,314
                                                               ---------------
TOTAL INDUSTRIALS                                                    3,108,102
                                                               ---------------
CONSUMER DISCRETIONARY 10.2%
   SPECIALTY RETAIL 4.2%
   Home Depot, Inc.                                    7,882           336,877
   Lowe's Cos., Inc.+                                  2,775           159,812
   The Gap, Inc.+                                      3,146            66,444

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Best Buy Co., Inc.                                  1,097   $        65,184
   Staples, Inc.                                       1,673            56,397
   TJX Cos., Inc.+                                     1,618            40,660
   Bed Bath & Beyond, Inc.*                            1,018            40,547
   AutoZone, Inc.*                                       275            25,110
   Sherwin-Williams Co.                                  480            21,422
   RadioShack Corp.+                                     535            17,591
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                 830,044
                                                               ---------------
   INTERNET & CATALOG RETAIL 1.4%
   eBay, Inc.*+                                        2,384           277,212
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        277,212
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 1.2%
   Starbucks Corp.*                                    1,347            83,999
   Marriott International, Inc. --
      Class A                                            760            47,865
   Yum! Brands, Inc.+                                    989            46,661
   International Game Technology, Inc.                 1,162            39,949
   Harrah's Entertainment, Inc.                          380            25,418
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     243,892
                                                               ---------------
   MULTILINE RETAIL 1.0%
   Target Corp.                                        3,220           167,215
   Dollar General Corp.                                1,110            23,055
   Family Dollar Stores, Inc.+                           571            17,832
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 208,102
                                                               ---------------
   MEDIA 0.9%
   McGraw-Hill Cos., Inc.                                645            59,043
   Omnicom Group                                         637            53,712
   New York Times Co. -- Class A+                        497            20,278
   Knight-Ridder, Inc.                                   261            17,471
   Dow Jones & Co., Inc.                                 284            12,229
   Meredith Corp.                                        173             9,377
                                                               ---------------
TOTAL MEDIA                                                            172,110
                                                               ---------------
   TEXTILES & APPAREL 0.6%
   Nike, Inc. -- Class B                                 887            80,442
   Coach, Inc.*                                          644            36,322
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               116,764
                                                               ---------------
   HOUSEHOLD DURABLES 0.5%
   Fortune Brands, Inc.                                  485            37,432
   Black & Decker Corp.+                                 273            24,114
   Newell Rubbermaid, Inc.+                              930            22,497
   Stanley Works                                         280            13,717
   Maytag Corp.                                          272             5,739
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               103,499
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.                                 990   $        60,142
                                                               ---------------
TOTAL AUTOMOBILES                                                       60,142
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Mattel, Inc.                                        1,400            27,286
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      27,286
                                                               ---------------
   AUTO COMPONENTS 0.0%
   Goodyear Tire & Rubber Co.*+                          600             8,796
                                                               ---------------
TOTAL AUTO COMPONENTS                                                    8,796
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         2,047,847
                                                               ---------------
ENERGY 7.5%
   OIL & GAS 6.1%
   Exxon Mobil Corp.                                  23,170         1,187,694
   XTO Energy, Inc.                                      880            31,134
                                                               ---------------
TOTAL OIL & GAS                                                      1,218,828
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.4%
   Schlumberger Ltd.                                   2,113           141,465
   Halliburton Co.                                     1,496            58,703
   Baker Hughes, Inc.                                  1,130            48,217
   BJ Services Co.+                                      547            25,458
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      273,843
                                                               ---------------
TOTAL ENERGY                                                         1,492,671
                                                               ---------------
MATERIALS 2.7%
   CHEMICALS 2.3%
   EI Du Pont de Nemours & Co.                         3,569           175,059
   Dow Chemical Co.                                    3,390           167,839
   Praxair, Inc.                                       1,097            48,433
   Ecolab, Inc.+                                         870            30,563
   Sigma-Aldrich Corp.                                   236            14,269
   International Flavors & Fragrances,
      Inc.                                               322            13,794
   Hercules, Inc.*+                                      384             5,702
                                                               ---------------
TOTAL CHEMICALS                                                        455,659
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Ball Corp.                                            384            16,888
   Sealed Air Corp.*+                                    285            15,182
   Pactiv Corp.*                                         509            12,873
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            44,943
                                                               ---------------
   METALS & MINING 0.2%
   Freeport-McMoRan Copper & Gold,
      Inc. -- Class B+                                   602            23,015
   Allegheny Technologies, Inc.+                         323             6,999
                                                               ---------------
TOTAL METALS & MINING                                                   30,014
                                                               ---------------
TOTAL MATERIALS                                                        530,616
                                                               ---------------

                                              See Notes to Financial Statements.


118 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

FINANCIALS 2.3%
   CONSUMER FINANCE 1.7%
   American Express Co.                                4,512   $       254,341
   SLM Corp.                                           1,443            77,042
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 331,383
                                                               ---------------
   REAL ESTATE 0.2%
   Simon Property Group, Inc.+                           746            48,244
                                                               ---------------
TOTAL REAL ESTATE                                                       48,244
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.2%
   Moody's Corp.                                         507            44,033
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                            44,033
                                                               ---------------
   CAPITAL MARKETS 0.2%
   T. Rowe Price Group, Inc.                             434            26,994
   Federated Investors, Inc. -- Class B                  362            11,005
                                                               ---------------
TOTAL CAPITAL MARKETS                                                   37,999
                                                               ---------------
TOTAL FINANCIALS                                                       461,659
                                                               ---------------
TELECOMMUNICATION SERVICES 0.7%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Nextel Communications,
      Inc. -- Class A*                                 3,988           119,640
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              119,640
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Qwest Communications International,
      Inc.*                                            6,516            28,931
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                             28,931
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       148,571
                                                               ---------------
UTILITIES 0.5%
   ELECTRIC UTILITIES 0.3%
   TXU Corp.                                             810            52,294
   CenterPoint Energy, Inc.                            1,040            11,752
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                                64,046
                                                               ---------------
   MULTI-UTILITIES 0.2%
   AES Corp.*                                          2,332            31,878
                                                               ---------------
TOTAL MULTI-UTILITIES                                                   31,878
                                                               ---------------
TOTAL UTILITIES                                                         95,924
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $18,887,636)                                               19,914,467
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $      98,342   $        98,342
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $98,342)                                                       98,342
                                                               ---------------

SECURITIES LENDING COLLATERAL 7.2%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                             1,446,609         1,446,609
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,446,609)                                                 1,446,609
                                                               ---------------
TOTAL INVESTMENTS 107.2%
   (Cost $20,432,587)                                          $    21,459,418
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (7.2)%                                       $    (1,447,694)
                                                               ===============
NET ASSETS - 100.0%                                            $    20,011,724


*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 94.1%

INDUSTRIALS 42.2%
   BUILDING PRODUCTS 7.6%
   Masco Corp.+                                       17,200   $       628,316
   American Standard Cos., Inc.*                      10,400           429,728
   USG Corp.*+                                         6,700           269,809
   Simpson Manufacturing Co., Inc.                     5,800           202,420
   Lennox International, Inc.                          8,201           166,890
   York International Corp.+                           4,501           155,465
   Griffon Corp.*+                                     5,200           140,400
   NCI Building Systems, Inc.*                         3,300           123,750
                                                               ---------------
TOTAL BUILDING PRODUCTS                                              2,116,778
                                                               ---------------
   CONSTRUCTION & ENGINEERING 7.5%
   Fluor Corp.                                         5,600           305,256
   Jacobs Engineering Group, Inc.*                     4,900           234,171
   Chicago Bridge & Iron NV Co.                        5,101           204,040
   URS Corp.*                                          5,500           176,550
   Dycom Industries, Inc.*+                            5,600           170,912
   McDermott International, Inc.*                      8,900           163,404
   Shaw Group, Inc.*+                                  8,800           157,080
   Washington Group
      International, Inc.*                             3,700           152,625
   Granite Construction, Inc.                          5,600           148,960
   Quanta Services, Inc.*                             17,300           138,400
   EMCOR Group, Inc.*                                  2,700           121,986
   Insituform Technologies, Inc. --
      Class A*                                         4,700           106,549
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                     2,079,933
                                                               ---------------
   ROAD & RAIL 7.1%
   Canadian National Railway Co.                       4,100           251,125
   Burlington Northern Santa Fe Corp.                  5,200           246,012
   Union Pacific Corp.                                 3,500           235,375
   Norfolk Southern Corp.                              6,000           217,140
   CSX Corp.                                           4,200           168,336
   Canadian Pacific Railway Ltd.                       4,000           137,640
   J.B. Hunt Transport Services, Inc.                  2,400           107,640
   Laidlaw International, Inc.*                        4,200            89,880
   Yellow Roadway Corp.*+                              1,600            89,136
   Werner Enterprises, Inc.                            3,600            81,504
   Landstar System, Inc.*                              1,100            81,004
   Heartland Express, Inc.                             3,400            76,398
   Swift Transportation Co., Inc.*                     3,500            75,180
   Knight Transportation, Inc.                         2,600            64,480
   Sirva, Inc.*                                        2,836            54,508
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,975,358
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 6.9%
   W.W. Grainger, Inc.                                 7,600   $       506,312
   Fastenal Co.+                                       6,600           406,296
   MSC Industrial Direct Co. -- Class A                9,000           323,820
   Hughes Supply, Inc.+                                8,300           268,505
   Watsco, Inc.                                        5,700           200,754
   Applied Industrial Technologies, Inc.               7,200           197,280
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               1,902,967
                                                               ---------------
   MACHINERY 6.6%
   Caterpillar, Inc.+                                  2,100           204,771
   Illinois Tool Works, Inc.                           2,000           185,360
   Danaher Corp.+                                      2,700           155,007
   Deere & Co.+                                        2,000           148,800
   Volvo AB - SP ADR                                   3,700           146,705
   Ingersoll-Rand Co. -- Class A                       1,700           136,510
   Paccar, Inc.                                        1,600           128,768
   Eaton Corp.+                                        1,700           123,012
   Parker Hannifin Corp.                               1,400           106,036
   Dover Corp.                                         2,500           104,850
   ITT Industries, Inc.                                1,200           101,340
   Pentair, Inc.                                       1,800            78,408
   Pall Corp.                                          2,600            75,270
   Cummins, Inc.                                         800            67,032
   SPX Corp.+                                          1,500            60,090
                                                               ---------------
TOTAL MACHINERY                                                      1,821,959
                                                               ---------------
   AIR FREIGHT & COURIERS 6.5%
   United Parcel Service, Inc. --
      Class B+                                         7,700           658,042
   FedEx Corp.+                                        3,800           374,262
   Expeditors International
      Washington, Inc.+                                2,800           156,464
   C.H. Robinson Worldwide, Inc.+                      2,600           144,352
   Ryder System, Inc.                                  2,300           109,871
   CNF, Inc.                                           2,000           100,200
   UTI Worldwide, Inc.                                 1,200            81,624
   EGL, Inc.*                                          2,400            71,736
   Pacer International, Inc.*                          2,800            59,528
   Forward Air Corp.*                                  1,300            58,110
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         1,814,189
                                                               ---------------
TOTAL INDUSTRIALS                                                   11,711,184
                                                               ---------------
CONSUMER DISCRETIONARY 15.9%
   HOTELS RESTAURANTS & LEISURE 9.1%
   Starbucks Corp.*+                                   4,830           301,199
   Carnival Corp.+                                     5,050           291,031
   McDonald's Corp.                                    8,330           267,060

                                              See Notes to Financial Statements.


120 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Marriott International, Inc. --
      Class A                                          3,050   $       192,089
   Starwood Hotels & Resorts
      Worldwide, Inc.+                                 3,220           188,048
   Royal Caribbean Cruises Ltd.+                       3,370           183,463
   Yum! Brands, Inc.+                                  3,720           175,509
   MGM Mirage, Inc.*+                                  2,210           160,755
   Hilton Hotels Corp.                                 6,840           155,542
   International Game Technology, Inc.                 4,170           143,365
   Harrah's Entertainment, Inc.+                       1,900           127,091
   Darden Restaurants, Inc.                            3,670           101,806
   Wendy's International, Inc.                         2,330            91,476
   Outback Steakhouse, Inc.                            1,600            73,248
   Brinker International, Inc.*+                       1,900            66,633
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   2,518,315
                                                               ---------------
   INTERNET & CATALOG RETAIL 6.8%
   eBay, Inc.*+                                        6,500           755,820
   InterActiveCorp*+                                  14,300           394,966
   Amazon.com, Inc.*+                                  8,500           376,465
   Coldwater Creek, Inc.*                              3,300           101,871
   Overstock.com, Inc.*                                1,300            89,700
   Insight Enterprises, Inc.*                          4,300            88,236
   Priceline.com, Inc.*+                               3,300            77,847
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                      1,884,905
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,403,220
                                                               ---------------
ENERGY 14.1%
   OIL & GAS 7.1%
   Exxon Mobil Corp.                                   5,300           271,678
   BP PLC - SP ADR                                     3,600           210,240
   Total SA - SP ADR+                                  1,600           175,744
   Royal Dutch Petroleum Co.+                          2,800           160,664
   ENI-Ente Nazionale Idrocarburi -
      SP ADR+                                          1,200           151,008
   ChevronTexaco Corp.+                                2,800           147,028
   PetroChina Co. Ltd. - SP ADR                        2,600           139,594
   Shell Transport & Trading Co. PLC -
      SP ADR                                           2,500           128,500
   ConocoPhillips                                      1,200           104,196
   Petroleo Brasiliero SA - Petrobras                  2,600           103,428
   China Petroleum & Chemical Corp. -
      SP ADR                                           2,000            81,980
   Repsol YPF SA - SP ADR                              3,100            80,910
   EnCana Corp.                                        1,400            79,884
   Imperial Oil Ltd.                                   1,100            65,340
   Occidental Petroleum Corp.                          1,100            64,196
                                                               ---------------
TOTAL OIL & GAS                                                      1,964,390
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ENERGY EQUIPMENT & SERVICES 7.0%
   Schlumberger Ltd.+                                  4,200   $       281,190
   Halliburton Co.                                     5,200           204,048
   Transocean, Inc.*+                                  4,400           186,516
   Baker Hughes, Inc.+                                 4,000           170,680
   GlobalSantaFe Corp.+                                3,900           129,129
   Tenaris SA - SP ADR                                 2,500           122,250
   BJ Services Co.+                                    2,600           121,004
   Diamond Offshore Drilling, Inc.+                    3,000           120,150
   Weatherford International Ltd.*+                    2,300           117,990
   Smith International, Inc.*                          1,800            97,938
   ENSCO International, Inc.                           3,000            95,220
   Precision Drilling Corp.*                           1,400            87,920
   Patterson-UTI Energy, Inc.                          4,100            79,745
   Nabors Industries Ltd.*                             1,400            71,806
   Noble Corp.*+                                       1,400            69,636
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,955,222
                                                               ---------------
TOTAL ENERGY                                                         3,919,612
                                                               ---------------
INFORMATION TECHNOLOGY 8.7%
   INTERNET SOFTWARE & SERVICES 8.2%
   Yahoo!, Inc.*+                                     31,172         1,174,561
   VeriSign, Inc.*+                                   11,560           387,491
   WebEx Communications, Inc.*+                        6,470           153,856
   EarthLink, Inc.*+                                  12,250           141,120
   RealNetworks, Inc.*+                               13,830            91,555
   Open Text Corp.*                                    4,160            83,408
   DoubleClick, Inc.*+                                 9,570            74,455
   PEC Solutions, Inc.*                                4,420            62,631
   Ariba, Inc.*                                        3,763            62,466
   United Online, Inc.*                                4,840            55,805
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   2,287,348
                                                               ---------------
   SOFTWARE 0.5%
   Internet Security Systems, Inc.*                    5,640           131,130
                                                               ---------------
TOTAL SOFTWARE                                                         131,130
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,418,478
                                                               ---------------
MATERIALS 6.7%
   CHEMICALS 6.7%
   EI Du Pont de Nemours & Co.                         4,900           240,345
   Dow Chemical Co.                                    4,400           217,844
   BASF AG - SP ADR+                                   3,000           216,060
   Monsanto Co.                                        2,400           133,320
   Praxair, Inc.                                       2,700           119,205
   Air Products & Chemicals, Inc.                      2,000           115,940
   Akzo Nobel NV - SP ADR                              2,600           110,474
   PPG Industries, Inc.                                1,600           109,056
   Syngenta AG - SP ADR*                               5,000           106,750

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Ecolab, Inc.+                                       2,900   $       101,877
   Rohm & Haas Co.+                                    2,200            97,306
   Potash Corp. Of Saskatchewan+                       1,100            91,366
   Lyondell Chemical Co.+                              2,400            69,408
   Eastman Chemical Co.+                               1,100            63,503
   Sigma-Aldrich Corp.+                                1,000            60,460
                                                               ---------------
TOTAL CHEMICALS                                                      1,852,914
                                                               ---------------
TOTAL MATERIALS                                                      1,852,914
                                                               ---------------
UTILITIES 6.5%
   ELECTRIC UTILITIES 6.5%
   E.ON AG - SP ADR                                    2,600           236,600
   Exelon Corp.+                                       3,700           163,059
   Southern Co.+                                       4,400           147,488
   Korea Electric Power
      Corp. - SP ADR+                                  9,600           127,104
   TXU Corp.+                                          1,900           122,664
   Entergy Corp.+                                      1,700           114,903
   FPL Group, Inc.+                                    1,500           112,125
   PG&E Corp.*+                                        3,200           106,496
   Scottish Power PLC - SP ADR                         3,400           105,944
   American Electric Power Co., Inc.+                  3,000           103,020
   FirstEnergy Corp.                                   2,600           102,726
   Progress Energy, Inc.+                              2,100            95,004
   Edison International                                2,900            92,887
   PPL Corp.                                           1,700            90,576
   Consolidated Edison, Inc.                           2,000            87,500
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,808,096
                                                               ---------------
TOTAL UTILITIES                                                      1,808,096
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $22,144,698)                                               26,113,504
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 6.1%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $   1,691,604   $     1,691,604
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,691,604)                                                 1,691,604
                                                               ---------------

SECURITIES LENDING COLLATERAL 22.0%
Investment in Securities Lending Short Term
Investment Portfolio Held by
    U.S. Bank (Note 8)                             6,101,785         6,101,785
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,101,785)                                                 6,101,785
                                                               ---------------
TOTAL INVESTMENTS 122.2%
   (Cost $29,938,087)                                          $    33,906,893
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.2)%                                      $    (6,159,451)
                                                               ===============
NET ASSETS - 100.0%                                            $    27,747,442

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


122 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 63.8%
Fannie Mae*
  2.20% due 04/27/05                           $  25,000,000   $    24,825,833
Farmer Mac*
  2.00% due 02/28/05                              12,200,000        12,162,044
  2.10% due 01/11/05                              10,000,000         9,995,333
Federal Farm Credit Bank*
  2.12% due 01/12/05                              10,000,000         9,994,700
Federal Home Loan Bank*
  1.94% due 01/14/05                              25,000,000        24,985,181
Freddie Mac*
  1.93% due 01/04/05                              25,000,000        24,998,660
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $106,961,751)                                             106,961,751
                                                               ---------------

REPURCHASE AGREEMENTS 43.7%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                              18,233,995        18,233,995
  1.48% due 01/03/05                              36,987,003        36,987,003
  1.25% due 01/03/05                              18,105,526        18,105,526
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $73,326,524)                                               73,326,524
                                                               ---------------
TOTAL INVESTMENTS 107.5%
   (Cost $180,288,275)                                         $   180,288,275
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (7.5)%                                       $   (12,610,278)
                                                               ===============
NET ASSETS - 100.0%                                            $   167,677,997


* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

J.P. Morgan Chase & Co.                               26,243   $     1,023,739
Fannie Mae+                                           13,163           937,337
Bank of America Corp.                                 19,114           898,167
Washington Mutual, Inc.                               18,241           771,230
Freddie Mac                                            9,999           736,926
Fifth Third Bancorp+                                  14,340           677,995
National City Corp.                                   17,788           667,939
Regions Financial Corp.                               17,231           613,251
Wells Fargo & Co.                                      9,443           586,882
KeyCorp                                               17,276           585,656
M&T Bank Corp.                                         5,289           570,366
Comerica, Inc.                                         8,781           535,817
AmSouth Bancorp+                                      20,436           529,292
Sovereign Bancorp, Inc.                               22,646           510,667
Zions Bancorporation                                   7,165           487,435
MGIC Investment Corp.+                                 7,015           483,404
Banknorth Group, Inc.                                 12,940           473,604
Huntington Bancshares, Inc.                           19,050           472,059
Wachovia Corp.+                                        8,462           445,101
PMI Group, Inc.+                                      10,515           439,001
People's Bank/Bridgeport CT                           11,163           434,129
Associated Banc-Corp.                                 13,060           433,723
First Horizon National Corp.+                          9,983           430,367
Colonial BancGroup, Inc.                              19,281           409,336
Webster Financial Corp.                                7,985           404,360
Whitney Holding Corp.                                  8,578           385,924
Southwest Bancorp of Texas, Inc.                      16,435           382,771
Hudson United Bancorp                                  9,691           381,632
Flagstar Bancorp, Inc.                                16,380           370,188
Downey Financial Corp.                                 6,482           369,474
Provident Bankshares Corp.                            10,113           367,810
U.S. Bancorp                                          11,737           367,603
Commercial Federal Corp.                              12,084           359,016
Bankunited Financial Corp. --
    Class A*                                          11,167           356,786
Waypoint Financial Corp.+                             12,549           355,764

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Greater Bay Bancorp+                                  12,747   $       355,386
Riggs National Corp.                                  16,649           353,958
Brookline Bancorp, Inc.                               21,572           352,055
Susquehanna Bancshares, Inc.                          14,067           350,972
Anchor BanCorp Wisconsin, Inc.                        11,813           344,349
FirstFed Financial Corp.*                              6,620           343,379
Community Bank System, Inc.                           11,800           333,350
Kookmin Bank - SP ADR*                                 7,370           288,020
Uniao de Bancos Brasileiros SA                         8,910           282,625
BB&T Corp.                                             3,210           134,981
SunTrust Banks, Inc.                                   1,444           106,719
Golden West Financial Corp.                            1,580            97,044
Countrywide Financial Corp.                            2,247            83,161
UnionBanCal Corp.                                      1,141            73,572
PNC Financial Services Group, Inc.                       915            52,558
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $20,353,959)                                               21,806,880
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $      97,687            97,687
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $97,687)                                                       97,687
                                                               ---------------

SECURITIES LENDING COLLATERAL 6.0%
Investment in Securities Lending Short Term
Investment Portfolio held by
    U.S. Bank (Note 8)                             1,309,542         1,309,542
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,309,542)                                                 1,309,542
                                                               ---------------
TOTAL INVESTMENTS 105.9%
   (Cost $21,761,188)                                          $    23,214,109
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (5.9)%                                       $    (1,294,370)
                                                               ===============
NET ASSETS - 100.0%                                            $    21,919,739

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


124 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

EI Du Pont de Nemours & Co.                           52,405   $     2,570,465
Monsanto Co.+                                         26,090         1,449,299
Dow Chemical Co.                                      28,775         1,424,650
MeadWestvaco Corp.                                    39,688         1,345,026
Alcoa, Inc.                                           40,000         1,256,800
Scotts Co. -- Class A*                                15,340         1,127,797
Ecolab, Inc.+                                         31,428         1,104,066
Praxair, Inc.                                         23,967         1,058,143
Newmont Mining Corp.+                                 23,512         1,044,168
Air Products & Chemicals, Inc.                        17,895         1,037,373
Sealed Air Corp.*+                                    18,620           991,887
Phelps Dodge Corp.+                                    9,705           960,019
OM Group, Inc.*+                                      29,241           947,993
Lubrizol Corp.                                        25,043           923,085
Potlatch Corp.+                                       18,224           921,770
Arch Chemicals, Inc.                                  29,993           863,199
Nucor Corp.+                                          15,926           833,567
Smurfit-Stone Container Corp.*+                       43,008           803,389
United States Steel Corp.+                            15,614           800,217
Packaging Corporation of America                      33,768           795,236
Lyondell Chemical Co.+                                25,258           730,461
Vulcan Materials Co.                                  13,209           721,343
Georgia-Pacific Corp.+                                19,022           712,945
International Paper Co.+                              16,574           696,108
Inco Ltd.*                                            18,612           684,549
Quanex Corp.+                                          9,037           619,667
Ball Corp.                                            13,679           601,602
Rohm & Haas Co.                                       13,239           585,561
International Steel Group, Inc.*                      13,773           558,633
Airgas, Inc.                                          20,702           548,810
Peabody Energy Corp.+                                  6,655           538,456
Eastman Chemical Co.+                                  8,834           509,987
Lafarge North America, Inc.                            9,526           488,874
Steel Dynamics, Inc.+                                 12,145           460,053
Freeport-McMoRan Copper &
    Gold, Inc. -- Class B+                            11,961           457,269
Pactiv Corp.*+                                        17,723           448,215
Silgan Holdings, Inc.                                  7,312           445,740
Commercial Metals Co.                                  8,690           439,366
Pope & Talbot, Inc.                                   25,565           437,417
Florida Rock Industries, Inc.                          7,128           424,330
Imperial Chemical Industries PLC -
    SP ADR                                            22,290           410,805
Owens-Illinois, Inc.*                                 18,013           407,994
Southern Peru Copper Corp.+                            8,550           403,646
RPM International, Inc.                               19,858           390,408
Mosaic Co.*+                                          22,915           373,973

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Consol Energy, Inc.                                    8,998   $       369,368
Headwaters, Inc.*                                     12,893           367,451
Eagle Materials, Inc.                                  4,255           367,419
Lafarge SA - SP ADR                                   14,756           356,357
Massey Energy Co.+                                     9,736           340,273
Texas Industries, Inc.                                 5,080           316,890
Weyerhaeuser Co.                                       4,700           315,934
Allegheny Technologies, Inc.+                         14,368           311,355
Cytec Industries, Inc.                                 6,000           308,520
Louisiana-Pacific Corp.+                              11,288           301,841
PPG Industries, Inc.                                   4,404           300,177
Sonoco Products Co.                                   10,095           299,317
Votorantim Celulose e Papel SA -
    SP ADR                                            17,235           279,207
Georgia Gulf Corp.+                                    5,490           273,402
Sensient Technologies Corp.                           11,388           273,198
Cleveland-Cliffs, Inc.+                                2,595           269,517
Aracruz Celulose SA                                    6,900           260,130
FMC Corp.*                                             5,140           248,262
PolyOne Corp.*                                        27,304           247,374
Crompton Corp.                                        19,745           232,991
BHP Billiton PLC - SP ADR                              9,795           228,909
Wausau-Mosinee Paper Corp.                            12,623           225,447
Deltic Timber Corp.                                    5,302           225,070
Caraustar Industries, Inc.*                           12,405           208,652
Ferro Corp.                                            8,907           206,553
Carpenter Technology Corp.                             3,445           201,395
Longview Fibre Co.                                    10,989           199,340
Amcol International Corp.                              9,740           195,677
Great Lakes Chemical Corp.                             6,245           177,920
Rock-Tenn Co. -- Class A                              11,688           177,190
RTI International Metals, Inc.*                        8,331           171,119
AptarGroup, Inc.                                       3,226           170,268
Cabot Corp.                                            4,209           162,804
A. Schulman, Inc.                                      7,539           161,410
Agrium, Inc.                                           9,520           160,412
NewMarket Corp.*                                       7,657           152,374
BASF AG - SP ADR+                                      2,110           151,962
Hercules, Inc.*+                                       9,380           139,293
Minerals Technologies, Inc.                            1,825           121,728
A.M. Castle & Co.*                                    10,125           120,893
Omnova Solutions, Inc.*                               20,409           114,699
Agnico-Eagle Mines Ltd.                                7,603           104,541
Sinopec Beijing Yanhua
    Petrochemical Co. Ltd. - SP ADR                    4,410           103,062
Yanzhou Coal Mining Co. Ltd. -
    SP ADR                                             1,410           100,463
Penford Corp.                                          6,365           100,121
Syngenta AG - SP ADR*                                  4,550            97,143

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

BHP Billiton Ltd. - SP ADR                             3,930   $        94,399
Braskem SA - SP ADR*                                   1,550            78,988
Alcan, Inc.                                            1,540            75,522
Bowater, Inc.+                                           700            30,779
Greif, Inc. -- Class A                                   490            27,440
Sinopec Shanghai Petrochemical
    Co. Ltd. - SP ADR                                    690            25,737
Schweitzer-Mauduit
    International, Inc.                                  696            23,629
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $39,658,196)                                               45,928,283
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.8%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $     350,862           350,862
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $350,862)                                                     350,862
                                                               ---------------
SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short Term
Investment Portfolio held by
    U.S. Bank (Note 8)                             6,982,118         6,982,118
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,982,118)                                                 6,982,118
                                                               ---------------
TOTAL INVESTMENTS 115.4%
   (Cost $46,991,176)                                          $    53,261,263
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (15.4)%                                      $    (7,099,486)
                                                               ===============
NET ASSETS - 100.0%                                            $    46,161,777


*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


126 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Amgen, Inc.*+                                         11,179   $       717,133
Genentech, Inc.*+                                     10,038           546,469
Biogen Idec, Inc.*+                                    5,520           367,687
Genzyme Corp.*                                         5,581           324,089
Gilead Sciences, Inc.*                                 9,197           321,803
Chiron Corp.*                                          7,206           240,176
Applera Corp. - Applied Biosystems
  Group                                                9,879           206,570
Invitrogen Corp.*+                                     3,064           205,686
Cephalon, Inc.*+                                       3,751           190,851
Millennium Pharmaceuticals, Inc.*                     14,775           179,073
Angiotech Pharmaceuticals, Inc.*                       8,144           150,257
United Therapeutics Corp.*                             2,995           135,224
Qiagen N.V.*                                          11,998           131,378
Medimmune, Inc.*+                                      4,785           129,721
Nabi Biopharmeceuticals*                               8,810           129,067
Vertex Pharmaceuticals, Inc.*                         11,987           126,703
CV Therapeutics, Inc.*                                 5,481           126,063
Myriad Genetics, Inc.*                                 5,555           125,043
Affymetrix, Inc.*+                                     3,359           122,771
Eyetech Pharmaceuticals, Inc.*                         2,679           121,895
Transkaryotic Therapies, Inc.*                         4,554           115,626
Charles River Laboratories
  International, Inc.*+                                2,403           110,562
Onyx Pharmaceuticals, Inc.*+                           3,403           110,223
Serologicals Corp.*                                    4,952           109,538
Ligand Pharmaceuticals, Inc. --
  Class B*                                             9,147           106,471
Digene Corp.*                                          3,993           104,417
Neurocrine Biosciences, Inc.*                          1,946            95,938
Celgene Corp.*+                                        3,604            95,614
InterMune, Inc.*                                       7,076            93,828
QLT, Inc.*                                             5,354            86,092
Dov Pharmaceutical, Inc.*+                             4,742            85,593
Pharmion Corp.*                                        2,026            85,518
ImClone Systems, Inc.*                                 1,676            77,230
Incyte Corp.*                                          7,458            74,505
Enzon Pharmaceuticals, Inc.*                           4,301            59,010
Medarex, Inc.*+                                        4,949            53,350

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Vicuron Pharmaceuticals, Inc.*                         2,831   $        49,288
ICOS Corp.*                                            1,650            46,662
OSI Pharmaceuticals, Inc.*                               611            45,733
Abgenix, Inc.*                                         3,978            41,133
Amylin Pharmaceuticals, Inc.*                          1,722            40,226
Gen-Probe, Inc.*                                         880            39,785
NPS Pharmaceuticals, Inc.*+                            1,953            35,701
Protein Design Labs, Inc.*                             1,642            33,924
Alkermes, Inc.*                                        2,325            32,759
Martek Biosciences Corp.*+                               562            28,774
Techne Corp.*                                            730            28,397
Human Genome Sciences, Inc.*                           2,053            24,677
ID Biomedical Corp.*                                   1,406            20,935
Encysive Pharmaceuticals, Inc.*                        1,989            19,751
Applera Corp. - Celera Genomics
  Group*                                                 539             7,411
Telik, Inc.*                                             334             6,393
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $4,905,504)                                                 6,562,723
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.9%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $      59,082            59,082
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $59,082)                                                       59,082
                                                               ---------------

SECURITIES LENDING COLLATERAL 9.3%
Investment in Securities Lending Short Term
Investment Portfolio held by
  U.S. Bank (Note 8)                                 612,142           612,142
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $612,142)                                                     612,142
                                                               ---------------
TOTAL INVESTMENTS 109.8%
   (Cost $5,576,728)                                           $     7,233,947
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (9.8)%                                       $      (645,616)
                                                               ===============
NET ASSETS - 100.0%                                            $     6,588,331

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Altria Group, Inc.+                                   27,572   $     1,684,649
Procter & Gamble Co.                                  26,760         1,473,941
Coca-Cola Co.                                         33,760         1,405,429
PepsiCo, Inc.                                         22,443         1,171,525
Anheuser-Busch Cos., Inc.+                            18,910           959,304
Sysco Corp.+                                          24,210           924,096
Kimberly-Clark Corp.                                  13,530           890,409
Colgate-Palmolive Co.                                 17,340           887,114
Archer-Daniels-Midland Co.                            35,530           792,674
Sara Lee Corp.                                        31,020           748,823
Kraft Foods, Inc. -- Class A                          19,490           694,039
Kroger Co.*+                                          39,350           690,199
H.J. Heinz Co.                                        17,418           679,128
Estee Lauder Cos., Inc. -- Class A                    13,740           628,880
Coca-Cola Enterprises, Inc.                           29,780           620,913
Tyson Foods, Inc. -- Class A                          30,910           568,744
Supervalu, Inc.+                                      16,110           556,117
Gillette Co.+                                         12,352           553,123
Dean Foods Co.*                                       15,782           520,017
Alberto-Culver Co. -- Class B                         10,400           505,128
7-Eleven, Inc.*                                       17,178           411,413
Hormel Foods Corp.                                    12,958           406,233
J.M. Smucker Co.                                       7,710           362,910
Church & Dwight Co., Inc.                             10,690           359,398
Smithfield Foods, Inc.*                               12,056           356,737
Del Monte Foods Co.*                                  32,295           355,891
Pilgrim's Pride Corp.                                 11,400           349,752
UST, Inc.+                                             7,200           346,392
Loews Corp. - Carolina Group                          11,150           322,792
Adolph Coors Co. -- Class B+                           4,217           319,100
Ralcorp Holdings, Inc.                                 6,530           273,803
General Mills, Inc.+                                   5,490           272,908
Kellogg Co.                                            5,950           265,727
Avon Products, Inc.+                                   6,737           260,722
Safeway, Inc.*+                                       12,868           254,014
Sanderson Farms, Inc.                                  5,600           242,368
Ruddick Corp.                                         11,108           240,933
WM Wrigley Jr Co.                                      3,230           223,484

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ConAgra Foods, Inc.+                                   7,530   $       221,759
Hershey Foods Corp.                                    3,700           205,498
Clorox Co.                                             3,080           181,504
Campbell Soup Co.+                                     5,760           172,166
J&J Snack Foods Corp.                                  3,336           163,564
Corn Products International, Inc.                      2,994           160,359
NBTY, Inc.*                                            6,365           152,824
Albertson's, Inc.+                                     4,830           115,340
McCormick & Co., Inc.+                                 2,870           110,782
Pepsi Bottling Group, Inc.+                            2,880            77,875
Reynolds American, Inc.+                                 730            57,378
Brown-Forman Corp. -- Class B                            990            48,193
Whole Foods Market, Inc.+                                390            37,187
Constellation Brands, Inc. --
    Class A*                                             540            25,115
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $21,392,169)                                               24,308,373
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $      81,259            81,259
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $81,259)                                                       81,259
                                                               ---------------

SECURITIES LENDING COLLATERAL 9.9%
Investment in Securities Lending Short Term
Investment Portfolio held by
  U.S. Bank (Note 8)                               2,421,449         2,421,449
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,421,449)                                                 2,421,449
                                                               ---------------
TOTAL INVESTMENTS 109.7%
   (Cost $23,894,877)                                          $    26,811,081
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (9.7)%                                       $    (2,378,149)
                                                               ===============
NET ASSETS - 100.0%                                            $    24,432,932

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

                                              See Notes to Financial Statements.


128 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Intel Corp.                                           61,096   $     1,429,035
Texas Instruments, Inc.+                              29,669           730,451
Applied Materials, Inc.*                              38,699           661,753
Micron Technology, Inc.*+                             30,544           377,218
Advanced Micro Devices, Inc.*+                        16,814           370,244
Broadcom Corp. -- Class A*+                           11,368           366,959
Lam Research Corp.*+                                  11,992           346,689
Analog Devices, Inc.                                   8,642           319,063
KLA-Tencor Corp.*                                      6,653           309,897
Xilinx, Inc.+                                         10,205           302,578
Altera Corp.*                                         12,928           267,610
Maxim Integrated Products, Inc.                        6,206           263,072
National Semiconductor Corp.+                         13,986           251,049
Linear Technology Corp.                                5,953           230,738
Varian Semiconductor Equipment
    Associates, Inc.*                                  6,246           230,165
Nvidia Corp.*                                          9,584           225,799
Teradyne, Inc.*+                                      12,188           208,049
Microchip Technology, Inc.                             7,441           198,377
Novellus Systems, Inc.*                                6,947           193,752
Cree, Inc.*+                                           4,808           192,705
International Rectifier Corp.*+                        3,881           172,976
Rambus, Inc.*                                          7,393           170,039
PMC - Sierra, Inc.*                                   14,316           161,055
Fairchild Semiconductor
    International, Inc.*                               8,866           144,161
LSI Logic Corp.*+                                     25,563           140,085
Amkor Technology, Inc.*                               20,844           139,238
MEMC Electronic Materials, Inc.*                      10,071           133,441
Atmel Corp.*                                          33,716           132,167
Cypress Semiconductor Corp.*+                         11,251           131,974
Agere Systems, Inc.-Class B*                          96,183           129,847
Taiwan Semiconductor
    Manufacturing Co. Ltd. - SP ADR                   15,028           127,588
Applied Micro Circuits Corp.*                         29,179           122,844
Intersil Corp. -- Class A                              7,186           120,294
Integrated Circuit Systems, Inc.*+                     5,387           112,696
Cymer, Inc.*+                                          3,781           111,691
Integrated Device Technology, Inc.*                    9,658           111,646
Silicon Laboratories, Inc.*                            3,124           110,308

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Semtech Corp.*                                         5,026   $       109,919
RF Micro Devices, Inc.*+                              15,949           109,091
Photronics, Inc.*                                      6,502           107,283
Micrel, Inc.*                                          9,463           104,282
Dupont Photomasks, Inc.*                               3,826           101,045
Cabot Microelectronics Corp.*                          2,395            95,920
Skyworks Solutions, Inc.*                              9,849            92,876
Brooks Automation, Inc.*                               5,310            91,438
ATMI, Inc.*                                            4,030            90,796
Lattice Semiconductor Corp.*                          15,681            89,382
Kulicke & Soffa Industries, Inc.*                     10,043            86,571
Credence Systems Corp.*                                9,089            83,164
Conexant Systems, Inc.*                               41,024            81,638
Microsemi Corp.*                                       4,658            80,863
Triquint Semiconductor, Inc.*                         17,780            79,121
Power Integrations, Inc.*                              3,736            73,898
Helix Technology Corp.                                 4,077            70,899
Supertex, Inc.*                                        3,228            70,048
FEI Co.*+                                              3,332            69,972
Ultratech, Inc.*                                       3,556            67,031
Actel Corp.*                                           3,689            64,705
Advanced Energy Industries, Inc.*                      6,874            62,760
Axcelis Technologies, Inc.*                            7,158            58,194
LTX Corp.*                                             7,484            57,552
Exar Corp.*                                            3,970            56,334
Cohu, Inc.                                             2,857            53,026
Standard Microsystems Corp.*                           2,873            51,226
DSP Group, Inc.*                                       1,995            44,548
Rudolph Technologies, Inc.*                            2,528            43,406
Kopin Corp.*                                          10,459            40,476
STMicroelectronics/NV                                  2,055            39,703
Pericom Semiconductor Corp.*                           3,305            31,166
Tessera Technologies, Inc.*                              773            28,763
Alliance Semiconductor Corp.*                          7,767            28,738
ESS Technologies, Inc.*                                3,378            24,017
Three-Five Systems, Inc.*                              9,449            22,866
ASML Holding /NV*                                      1,267            20,158
Silicon Image, Inc.*                                     981            16,147
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $11,230,966)                                               12,246,275
                                                               ---------------

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $      44,907   $        44,907
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $44,907)                                                       44,907
                                                               ---------------

SECURITIES LENDING COLLATERAL 6.7%
Investment in Securities Lending Short Term
Investment Portfolio held by
  U.S. Bank (Note 8)                                 824,303           824,303
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $824,303)                                                     824,303
                                                               ---------------
TOTAL INVESTMENTS 106.7%
   (Cost $12,100,176)                                          $    13,115,485
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.7)%                                       $      (826,155)
                                                               ===============
NET ASSETS - 100.0%                                            $    12,289,330

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


130 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Exxon Mobil Corp.                                     82,205   $     4,213,828
BP PLC - SP ADR                                       49,650         2,899,560
ChevronTexaco Corp.+                                  48,140         2,527,831
ConocoPhillips                                        28,519         2,476,305
Total SA - SP ADR+                                    21,610         2,373,642
Royal Dutch Petroleum Co.+                            36,610         2,100,682
Occidental Petroleum Corp.                            28,680         1,673,765
Shell Transport & Trading  Co.
   PLC - SP ADR                                       32,425         1,666,645
Devon Energy Corp.                                    42,476         1,653,166
El Paso Corp.+                                       123,348         1,282,819
Amerada Hess Corp.+                                   15,140         1,247,233
Valero Energy Corp.+                                  27,440         1,245,776
Marathon Oil Corp.                                    32,675         1,228,907
Weatherford International Ltd.*+                      23,746         1,218,170
Anadarko Petroleum Corp.                              18,337         1,188,421
Transocean, Inc.*+                                    27,312         1,157,756
Premcor, Inc.                                         25,560         1,077,865
Halliburton Co.                                       27,123         1,064,307
Pogo Producing Co.                                    21,200         1,027,988
Tidewater, Inc.+                                      28,296         1,007,621
Grant Prideco, Inc.*+                                 48,754           977,518
Burlington Resources, Inc.+                           22,100           961,350
Schlumberger Ltd.                                     13,830           925,918
Forest Oil Corp.*+                                    28,850           915,122
Hanover Compressor Co.*+                              62,220           879,169
Stone Energy Corp.*                                   19,095           860,994
Repsol YPF SA - SP ADR+                               32,407           845,823
Murphy Oil Corp.+                                      9,800           788,410
Diamond Offshore Drilling, Inc.+                      18,710           749,335
Apache Corp.                                          14,228           719,510
Atwood Oceanics, Inc.*                                13,734           715,541
BJ Services Co.+                                      15,200           707,408
W-H Energy Services, Inc.*                            31,248           698,705
Veritas DGC, Inc.*+                                   29,909           670,261
Baker Hughes, Inc.+                                   15,454           659,422
Todco -- Class A*                                     35,471           653,376
Provident Energy Trust+                               63,800           604,824
Unit Corp.*+                                          15,711           600,317
Oceaneering International, Inc.*                      16,020           597,866

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Universal Compression
   Holdings, Inc.*                                    16,240   $       566,938
Petro-Canada                                          10,893           555,761
Grey Wolf, Inc.*                                     104,154           548,892
Chesapeake Energy Corp.+                              32,355           533,857
Cimarex Energy Co.*+                                  12,699           481,292
Precision Drilling Corp.*+                             7,420           465,976
Vintage Petroleum, Inc.                               20,423           463,398
Unocal Corp.                                          10,510           454,452
Cooper Cameron Corp.*+                                 8,200           441,242
Magnum Hunter Resources, Inc.*                        34,032           439,013
Offshore Logistics, Inc.*                             13,414           435,553
Houston Exploration Co.*+                              7,400           416,694
Newfield Exploration Co.*                              7,020           414,531
Spinnaker Exploration Co.*                            10,400           364,728
Remington Oil & Gas Corp.*+                           13,190           359,428
National-Oilwell, Inc.*+                               9,880           348,665
Swift Energy Co.*                                     11,370           329,048
Overseas Shipholding Group, Inc.+                      5,924           327,005
Frontier Oil Corp.                                    10,845           289,128
Southwestern Energy Co.*                               5,598           283,763
Sunoco, Inc.+                                          3,403           278,059
Tesoro Corp.*                                          8,355           266,190
Frontline, Ltd.                                        5,660           251,078
Hydril*                                                5,416           246,482
Ashland, Inc.                                          4,198           245,079
Canadian Natural Resources Ltd.                        5,000           213,850
Petrofund Energy Trust                                14,300           186,472
Williams Cos., Inc.+                                  11,360           185,054
Nabors Industries Ltd.*                                2,860           146,689
PetroKazakhstan, Inc.-- Class A                        3,491           129,516
EOG Resources, Inc.+                                   1,795           128,091
Kinder Morgan, Inc.                                    1,720           125,784
Kerr-McGee Corp.                                       2,084           120,434
XTO Energy, Inc.+                                      3,367           119,124
General Maritime Corp*                                 1,750            69,913
Ship Finance International Ltd.                        2,454            50,356
Cal Dive International, Inc.*                              7               285
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $50,715,362)                                               60,144,976
                                                               ---------------

See Notes to Financial Statements.


                                    THE RYDEX variable trust annual report | 131

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     308,565   $       308,565
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $308,565)                                                     308,565
                                                               ---------------

SECURITIES LENDING COLLATERAL 18.2%
Investment in Securities Lending Short Term
Investment Portfolio held by
   U.S. Bank (Note 8)                             11,003,535        11,003,535
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,003,535)                                               11,003,535
                                                               ---------------
TOTAL INVESTMENTS 118.1%
   (Cost $62,027,462)                                          $    71,457,076
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.1)%                                      $   (10,956,414)
                                                               ===============
NET ASSETS - 100.0%                                            $    60,500,662

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


132 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                      December 31, 2004
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Schlumberger Ltd.+                                    35,696   $     2,389,847
Halliburton Co.                                       48,290         1,894,900
Transocean, Inc.*+                                    42,535         1,803,059
Baker Hughes, Inc.+                                   36,106         1,540,643
Weatherford International Ltd.*+                      26,330         1,350,729
BJ Services Co.+                                      27,274         1,269,332
Diamond Offshore Drilling, Inc.+                      27,373         1,096,289
Nabors Industries Ltd.*                               20,072         1,029,493
Tidewater, Inc.+                                      27,237           969,910
ENSCO International, Inc.+                            28,323           898,972
Noble Corp.*+                                         16,691           830,210
Hanover Compressor Co.*+                              58,684           829,205
Grant Prideco, Inc.*+                                 40,740           816,837
Smith International, Inc.*                            14,719           800,861
National-Oilwell, Inc.*+                              22,445           792,084
Cooper Cameron Corp.*+                                14,504           780,460
Patterson-UTI Energy, Inc.                            36,768           715,138
Unit Corp.*+                                          17,349           662,905
Varco International, Inc.*                            21,962           640,192
Oceaneering International, Inc.*                      15,958           595,553
Rowan Cos., Inc.*                                     21,885           566,821
SEACOR Holdings, Inc.*                                 9,652           515,417
Veritas DGC, Inc.*+                                   20,803           466,195
Atwood Oceanics, Inc.*                                 8,435           439,463
Lone Star Technologies, Inc.*                         13,004           435,114
Maverick Tube Corp.*+                                 14,352           434,866
Hydril*                                                9,217           419,466
Cal Dive International, Inc.*+                         9,985           406,889
W-H Energy Services, Inc.*                            18,074           404,135
Offshore Logistics, Inc.*                             12,354           401,134
Pride International, Inc.*+                           18,324           376,375
Todco -- Class A*                                     20,166           371,458
Input/Output, Inc.*+                                  34,900           308,516
FMC Technologies, Inc.*                                9,222           296,948

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CARBO Ceramics, Inc.                                   4,279   $       295,251
Universal Compression
   Holdings, Inc.*                                     7,532           262,942
Helmerich & Payne, Inc.                                7,083           241,105
Precision Drilling Corp.*+                             3,122           196,062
Grey Wolf, Inc.*                                      30,141           158,843
Tetra Technologies, Inc.*                              4,675           132,302
Stolt Offshore SA - SP ADR*                           15,270            99,255
Global Industries, Ltd.*                              10,980            91,024
NS Group, Inc.*                                        2,910            80,898
Dril-Quip, Inc.*                                       2,986            72,440
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $24,169,512)                                               29,179,538
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     200,852           200,852
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $200,852)                                                     200,852
                                                               ---------------

SECURITIES LENDING COLLATERAL 17.8%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 8)                              5,212,067         5,212,067
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,212,067)                                                 5,212,067
                                                               ---------------
TOTAL INVESTMENTS 118.0%
   (Cost $29,582,431)                                          $    34,592,457
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.0)%                                      $    (5,275,972)
                                                               ===============
NET ASSETS - 100.0%                                            $    29,316,485

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Citigroup, Inc.                                       31,850   $     1,534,533
J.P. Morgan Chase & Co.                               30,751         1,199,596
American Express Co.                                  15,926           897,749
National City Corp.                                   23,214           871,686
Fifth Third Bancorp+                                  18,300           865,224
Bank of New York Co., Inc.                            25,883           865,010
KeyCorp                                               23,914           810,685
Progressive Corp.                                      9,509           806,744
Chubb Corp.+                                          10,370           797,453
Principal Financial Group, Inc.                       19,359           792,557
Vornado Realty Trust+                                 10,257           780,865
Comerica, Inc.+                                       12,412           757,380
Sovereign Bancorp, Inc.                               33,569           756,981
Huntington Bancshares, Inc.+                          29,398           728,482
MGIC Investment Corp.+                                10,460           720,799
Zions Bancorporation                                  10,581           719,825
Mills Corp.                                           11,222           715,515
Public Storage, Inc.                                  12,822           714,826
Genworth Financial, Inc. -- Class A                   26,295           709,965
Old Republic International Corp.                      27,926           706,528
Apartment Investment &
   Management Co. -- Class A                          18,298           705,205
Duke Realty Corp.                                     20,463           698,607
W.R. Berkley Corp.                                    14,745           695,522
Student Loan Corp.                                     3,771           693,864
Health Care Property Investors, Inc.                  24,898           689,426
Associated Banc-Corp.                                 20,674           686,584
PMI Group, Inc.+                                      16,358           682,946
People's Bank/Bridgeport CT                           17,535           681,936
CBL & Associates Properties, Inc.                      8,729           666,459
SL Green Realty Corp.                                 10,954           663,265
Colonial BancGroup, Inc.                              31,176           661,866
MBNA Corp.                                            23,408           659,871
Ventas, Inc.                                          24,027           658,580
Riggs National Corp.                                  30,886           656,636
Odyssey Re Holdings Corp.+                            25,975           654,830
Whitney Holding Corp.                                 14,538           654,065
American Financial Group, Inc./OH                     20,777           650,528
Nationwide Financial Services, Inc.                   16,862           644,634
AmerUs Group Co.                                      14,122           639,727
Bankunited Financial Corp. --
   Class A*                                           19,921           636,476
Lexington Corporate Properties
   Trust                                              27,907           630,140
Webster Financial Corp.                               12,400           627,936

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Commercial Federal Corp.                              21,029   $       624,772
Downey Financial Corp.                                10,949           624,093
Moody's Corp.+                                         7,098           616,461
Selective Insurance Group, Inc.                       13,920           615,821
FirstFed Financial Corp.*                             11,788           611,444
Greater Bay Bancorp                                   21,860           609,457
Kookmin Bank - SP ADR*                                15,282           597,221
Stewart Information Services Corp.                    14,006           583,350
Colonial Properties Trust+                            14,748           579,154
Manulife Financial Corp.                              12,402           572,972
UBS AG                                                 6,729           564,159
Capital One Financial Corp.+                           6,503           547,618
PartnerRe Ltd.                                         8,824           546,559
Mellon Financial Corp.                                16,232           504,978
Susquehanna Bancshares, Inc.                          18,630           464,818
State Street Corp.                                     8,944           439,329
Hudson United Bancorp                                 10,689           420,933
Eaton Vance Corp.                                      7,708           401,972
HCC Insurance Holdings, Inc.+                         10,043           332,624
Bank of America Corp.                                  7,000           328,930
Presidential Life Corp.                               18,082           306,671
Charles Schwab Corp.+                                 25,544           305,506
Chicago Mercantile Exchange
   Holdings, Inc.+                                     1,173           268,265
American International Group, Inc.+                    3,722           244,424
Nuveen Investments, Inc. -- Class A                    5,440           214,717
Franklin Resources, Inc.+                              2,790           194,323
SLM Corp.+                                             3,603           192,364
LandAmerica Financial Group, Inc.                      3,513           189,456
First Marblehead Corp.*                                2,612           146,925
ING Groep NV - SP ADR                                  3,925           118,731
Wells Fargo & Co.                                      1,579            98,135
MoneyGram International, Inc.                          4,046            85,532
Bear Stearns Cos., Inc.+                                 820            83,894
American Capital Strategies, Ltd.                      2,440            81,374
Legg Mason, Inc.+                                        971            71,135
Assurant, Inc.+                                        2,303            70,357
Investors Financial Services Corp.+                    1,143            57,127
Loews Corp.                                              707            49,702
AmeriCredit Corp.*                                     1,992            48,704
Blackrock, Inc.                                          610            47,129
Piper Jaffray Cos., Inc.*                                967            46,368
AMB Property Corp.                                     1,036            41,844
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $42,797,957)                                               44,940,854
                                                               ---------------

                                              See Notes to Financial Statements.


134 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.9%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     423,930   $       423,930
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $423,930)                                                     423,930
                                                               ---------------

SECURITIES LENDING COLLATERAL 6.6%
Investment in Securities Lending Short Term
Investment Portfolio held by
   U.S. Bank (Note 8)                              2,969,265         2,969,265
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,969,265)                                                 2,969,265
                                                               ---------------
TOTAL INVESTMENTS 107.0%
   (Cost $46,191,152)                                          $    48,334,049
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (7.0)%                                       $    (3,154,350)
                                                               ===============
NET ASSETS - 100.0%                                            $    45,179,699

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT  |135

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.1%

Pfizer, Inc.                                          85,508   $     2,299,310
Johnson & Johnson, Inc.                               29,861         1,893,785
Abbott Laboratories                                   28,304         1,320,382
UnitedHealth Group, Inc.+                             11,267           991,834
Bristol-Myers Squibb Co.+                             36,851           944,123
Wyeth+                                                20,920           890,983
Eli Lilly & Co.                                       15,525           881,044
Genentech, Inc.*+                                     16,021           872,183
Amgen, Inc.*+                                         12,995           833,629
Boston Scientific Corp.*                              22,031           783,202
Caremark Rx, Inc.*+                                   17,273           681,074
Medtronic, Inc.                                       13,651           678,045
Merck & Co., Inc.                                     21,065           677,029
Aetna, Inc.                                            5,411           675,022
Cardinal Health, Inc.                                 10,114           588,129
Genzyme Corp.*                                         9,396           545,626
Gilead Sciences, Inc.*                                15,387           538,391
CIGNA Corp.                                            6,130           500,024
Allergan, Inc.+                                        5,845           473,854
Forest Laboratories, Inc.*+                           10,155           455,553
St. Jude Medical, Inc.*                               10,551           442,403
Zimmer Holdings, Inc.*+                                5,296           424,316
HCA, Inc.                                             10,269           410,349
Becton, Dickinson & Co.                                5,841           331,769
Express Scripts, Inc.*+                                4,152           317,379
Schering AG - SP ADR                                   4,199           311,776
Biogen Idec, Inc.*+                                    4,590           305,740
Kinetic Concepts, Inc.*                                3,792           289,330
Pacificare Health Systems, Inc.*                       5,110           288,817
Quest Diagnostics, Inc.+                               3,010           287,605
Patterson Cos., Inc.*+                                 6,433           279,128
C.R. Bard, Inc.                                        4,294           274,730
IMS Health, Inc.                                      11,185           259,604
Fisher Scientific International, Inc.*+                4,042           252,140
DENTSPLY International, Inc.                           4,462           250,764
Biomet, Inc.                                           5,433           235,738
Celgene Corp.*+                                        8,655           229,617
Applera Corp. - Applied Biosystems
   Group                                              10,955           229,069
Laboratory Corporation of America
   Holdings*+                                          4,545           226,432
Elan Corp. PLC -SP ADR*                                8,142           221,869
ImClone Systems, Inc.*+                                4,572           210,678
Hillenbrand Industries, Inc.                           3,719           206,553

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Millennium Pharmaceuticals, Inc.*+                    16,715   $       202,586
Bausch & Lomb, Inc.                                    3,012           194,154
PerkinElmer, Inc.                                      8,261           185,790
Schering-Plough Corp.+                                 8,754           182,784
Henry Schein, Inc.*+                                   2,570           178,975
Invitrogen Corp.*+                                     2,554           171,450
Hospira, Inc.*                                         5,086           170,381
Coventry Health Care, Inc.*+                           3,197           169,697
Edwards Lifesciences Corp.*                            4,082           168,423
WebMD Corp.*                                          20,091           163,943
Varian Medical Systems, Inc.*+                         3,698           159,902
Covance, Inc.*                                         4,052           157,015
Dade Behring Holdings, Inc.*+                          2,720           152,320
Millipore Corp.*                                       3,052           152,020
Affymetrix, Inc.*+                                     4,025           147,114
Humana, Inc.*+                                         4,835           143,551
Amylin Pharmaceuticals, Inc.*                          6,134           143,290
Altana AG - SP ADR                                     2,173           136,899
DaVita, Inc.*                                          3,430           135,588
Cerner Corp.*+                                         2,550           135,584
Omnicare, Inc.+                                        3,855           133,460
Beckman Coulter, Inc.                                  1,986           133,042
WellChoice, Inc.*                                      2,480           132,432
Manor Care, Inc.                                       3,315           117,450
Health Management Associates,
   Inc. -- Class A+                                    5,000           113,600
Andrx Corp.*                                           4,936           107,753
Sierra Health Services, Inc.*                          1,932           106,473
Par Pharmaceutical Cos., Inc.*                         2,572           106,429
Varian, Inc.*                                          2,570           105,396
Pharmaceutical Product
   Development, Inc.*                                  2,466           101,821
Novo-Nordisk A/S - SP ADR                              1,876           101,792
Health Net, Inc.*                                      3,480           100,468
Invacare Corp.                                         2,140            98,996
Serono SA - SP ADR+                                    5,890            96,125
Centene Corp.*                                         3,198            90,663
Universal Health Services, Inc. --
   Class B                                             2,010            89,445
American Healthways, Inc.*                             2,649            87,523
Stryker Corp.                                          1,789            86,319
WellPoint, Inc.*                                         750            86,250
Baxter International, Inc.                             2,455            84,796
Biosite, Inc.*+                                        1,336            82,217
Sola International, Inc.*                              2,895            79,728

                                              See Notes to Financial Statements.


136 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Haemonetics Corp./MA*+                                 2,052   $        74,303
Chemed Corp.                                           1,063            71,338
Vertex Pharmaceuticals, Inc.*+                         6,555            69,286
Dendrite International, Inc.*                          3,520            68,288
Community Health Systems, Inc.*                        2,449            68,278
Immucor, Inc.*                                         2,820            66,298
Priority Healthcare Corp. --
   Class B*                                            3,010            65,528
ArthroCare Corp.*                                      1,920            61,555
Analogic Corp.                                         1,343            60,153
Conmed Corp.*                                          2,108            59,909
Mentor Corp.                                           1,660            56,008
Pediatrix Medical Group, Inc.*                           850            54,443
RehabCare Group, Inc.*                                 1,697            47,499
Regeneron Pharmaceuticals, Inc.*                       5,145            47,385
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $25,671,107)                                               30,172,943
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     138,842           138,842
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $138,842)                                                     138,842
                                                               ---------------

SECURITIES LENDING COLLATERAL 12.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 8)                              3,854,239         3,854,239
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,854,239)                                                 3,854,239
                                                               ---------------
TOTAL INVESTMENTS 112.3%
   (Cost $29,664,188)                                          $    34,166,024
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.3)%                                      $    (3,730,710)
                                                               ===============
NET ASSETS - 100.0%                                            $    30,435,314

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   INTERNET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Cisco Systems, Inc.*                                 168,958   $     3,260,889
Qualcomm, Inc.                                        58,332         2,473,277
Yahoo!, Inc.*+                                        64,747         2,439,667
Time Warner, Inc.*+                                  125,285         2,435,540
eBay, Inc.*+                                          20,285         2,358,740
Amazon.com, Inc.*+                                    36,549         1,618,755
Juniper Networks, Inc.*+                              55,095         1,498,033
Research In Motion Ltd.*+                             13,433         1,107,148
Qwest Communications
   International, Inc.*                              239,996         1,065,582
Sun Microsystems, Inc.*                              182,643           982,619
TIBCO Software, Inc.*+                                73,450           979,823
InterActiveCorp*+                                     32,406           895,054
E*Trade Financial Corp.*+                             58,224           870,449
Symantec Corp.*+                                      33,324           858,426
F5 Networks, Inc.*                                    16,130           785,854
EarthLink, Inc.*+                                     65,211           751,231
McAfee, Inc.*+                                        25,107           726,345
Red Hat, Inc.*+                                       53,871           719,178
VeriSign, Inc.*+                                      20,476           686,356
Websense, Inc.*                                       12,740           646,173
United Online, Inc.*                                  55,530           640,261
DoubleClick, Inc.*+                                   82,260           639,983
WebMD Corp.*                                          71,246           581,367
Broadcom Corp. -- Class A*+                           16,814           542,756
BEA Systems, Inc.*                                    61,184           542,090
Ask Jeeves, Inc.*+                                    20,080           537,140
PalmOne, Inc.*+                                       16,001           504,832
Check Point Software Technologies
   Ltd.*+                                             18,573           457,453
Monster Worldwide, Inc.*+                             13,367           449,666
CheckFree Corp.*+                                     11,334           431,599
Jupitermedia Corp.*                                   17,960           427,089
Intuit, Inc.*+                                         9,423           414,706

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Verity, Inc.*                                         30,960   $       406,195
Akamai Technologies, Inc.*                            29,400           383,082
ValueClick, Inc.*                                     28,500           379,905
Netflix, Inc.*+                                       30,580           377,051
Siebel Systems, Inc.*                                 35,635           374,167
NetBank, Inc.                                         35,370           368,202
Digital Insight Corp.*                                16,470           303,048
Macromedia, Inc.*+                                     8,820           274,478
CNET Networks, Inc.*+                                 17,720           198,996
Foundry Networks, Inc.*                               12,380           162,921
Audible, Inc.*                                         3,960           103,158
CIENA Corp.*                                          25,420            84,903
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $29,236,360)                                               36,744,187
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     243,854           243,854
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $243,854)                                                     243,854
                                                               ---------------

SECURITIES LENDING COLLATERAL 24.6%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 8)                              9,104,697         9,104,697
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,104,697)                                                 9,104,697
                                                               ---------------
TOTAL INVESTMENTS 124.8%
   (Cost $38,584,911)                                          $    46,092,738
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.8)%                                      $    (9,170,813)
                                                               ===============
NET ASSETS - 100.0%                                            $    36,921,925

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

                                              See Notes to Financial Statements.


138 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Time Warner, Inc.*+                                  160,502   $     3,120,159
Viacom, Inc. -- Class B                               83,030         3,021,462
McDonald's Corp.                                      83,089         2,663,833
Walt Disney Co.+                                      81,644         2,269,703
Electronic Arts, Inc.*+                               36,470         2,249,470
Marriott International, Inc. --
   Class A                                            30,300         1,908,294
Yum! Brands, Inc.+                                    38,295         1,806,758
Fox Entertainment Group, Inc. --
   Class A*                                           57,262         1,790,010
Hilton Hotels Corp.                                   71,245         1,620,111
Harrah's Entertainment, Inc.+                         23,393         1,564,758
Carnival Corp.+                                       26,313         1,516,418
Starbucks Corp.*+                                     23,849         1,487,224
Caesars Entertainment, Inc.*                          72,126         1,452,618
Brunswick Corp.                                       25,650         1,269,675
Mandalay Resort Group                                 17,800         1,253,654
Wendy's International, Inc.                           31,189         1,224,480
Hasbro, Inc.+                                         59,663         1,156,269
GTECH Holdings Corp.                                  44,384         1,151,765
Choice Hotels International, Inc.                     18,498         1,072,884
Applebee's International, Inc.                        39,680         1,049,536
Sonic Corp.*                                          34,340         1,047,370
International Game Technology, Inc.                   30,076         1,034,013
International Speedway Corp. --
   Class A                                            19,129         1,010,011
Krispy Kreme Doughnuts, Inc.*+                        78,155           984,753
Outback Steakhouse, Inc.                              21,066           964,401
CEC Entertainment, Inc.*                              23,796           951,126
Activision, Inc.*                                     46,965           947,754
Eastman Kodak Co.+                                    29,075           937,669
Nautilus Group, Inc.                                  37,875           915,439
Jakks Pacific, Inc.*+                                 41,135           909,495
Multimedia Games, Inc.*                               57,245           902,181
Mattel, Inc.                                          35,244           686,905
4Kids Entertainment, Inc.*                            32,608           685,420
Ruby Tuesday, Inc.+                                   22,927           597,936
Starwood Hotels & Resorts
   Worldwide, Inc.+                                    9,412           549,661

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Jack in the Box, Inc.*+                               14,475   $       533,693
Brinker International, Inc.*+                         14,842           520,509
MGM Mirage, Inc.*+                                     6,240           453,898
Arctic Cat, Inc.                                      15,013           398,145
Ryan's Restaurant Group, Inc.*                        22,850           352,347
Bally Total Fitness Holding Corp.*                    63,066           267,400
Marcus Corp.                                           9,905           249,012
Wynn Resorts Ltd.*+                                    2,700           180,684
Pixar*+                                                1,760           150,674
THQ, Inc.*                                             5,280           121,123
Darden Restaurants, Inc.                               4,096           113,623
Shuffle Master, Inc.*+                                 2,060            97,026
Meade Instruments Corp.*                              24,405            83,709
Polaris Industries, Inc.                                 922            62,714
Boyd Gaming Corp.                                      1,490            62,058
Station Casinos, Inc.                                  1,020            55,774
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $45,888,671)                                               51,475,604
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     282,580           282,580
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $282,580)                                                     282,580
                                                               ---------------
SECURITIES LENDING COLLATERAL 16.9%
Investment in Securities Lending Short Term
Investment Portfolio held by
   U.S. Bank (Note 8)                              8,723,961         8,723,961
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,723,961)                                                 8,723,961
                                                               ---------------
TOTAL INVESTMENTS 116.9%
   (Cost $54,895,212)                                          $    60,482,145
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.9)%                                      $    (8,727,257)
                                                               ===============
NET ASSETS - 100.0%                                            $    51,754,888

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.3%

Newmont Mining Corp.+                                109,886   $     4,880,037
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                             92,216         3,525,418
Barrick Gold Corp.+                                   91,950         2,227,029
Placer Dome, Inc.+                                   102,999         1,942,561
AngloGold Ashanti Ltd. - SP ADR+                      50,532         1,836,838
Gold Fields Ltd. - SP ADR+                           131,492         1,641,020
Goldcorp, Inc.+                                      107,422         1,615,627
Harmony Gold Mining Co. Ltd. -
   SP ADR+                                           169,243         1,568,883
Pan American Silver Corp.*                            74,078         1,183,766
Meridian Gold, Inc.*                                  61,198         1,160,926
Coeur d'Alene Mines Corp.*+                          288,067         1,132,103
Wheaton River Minerals Ltd.*+                        327,012         1,066,059
Kinross Gold Corp.*+                                 151,041         1,063,329
Glamis Gold Ltd.*                                     61,098         1,048,442
Bema Gold Corp.*+                                    325,881           997,196
Golden Star Resources Ltd.*                          240,246           963,386
Agnico-Eagle Mines Ltd.                               67,288           925,210
Stillwater Mining Co.*                                81,712           920,077
Silver Standard Resources, Inc.*+                     74,710           903,095
Hecla Mining Co.*                                    147,480           859,808
Apex Silver Mines Ltd.*                               47,647           818,575
DRDGOLD Ltd. - SP ADR*+                              516,926           796,066
Randgold Resources Ltd. - SP
   ADR*+                                              56,197           640,646
Cambior, Inc.*                                       210,859           562,994
Novagold Resources, Inc.*                             68,072           527,558
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $28,644,179)                                                34,806,649
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     203,849   $       203,849
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $203,849)                                                     203,849
                                                               ---------------

SECURITIES LENDING COLLATERAL 30.1%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 8)                             10,550,450        10,550,450
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,550,450)                                               10,550,450
                                                               ---------------
TOTAL INVESTMENTS 130.0%
   (Cost $39,398,478)                                          $    45,560,948
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (30.0)%                                      $   (10,517,878)
                                                               ===============
NET ASSETS - 100.0%                                            $    35,043,070

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              SEE NOTES TO FINANCIAL STATEMENTS.


140 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Simon Property Group, Inc.+                           10,433   $       674,704
Equity Office Properties Trust                        20,411           594,368
Equity Residential                                    16,391           593,026
Vornado Realty Trust+                                  7,145           543,949
ProLogis                                              11,706           507,221
General Growth Properties, Inc.                       13,737           496,730
Plum Creek Timber (REIT) Co., Inc.                    12,095           464,932
Boston Properties, Inc.                                7,156           462,779
Archstone-Smith Trust+                                11,911           456,191
Public Storage, Inc.                                   8,084           450,683
Host Marriott Corp.+                                  25,910           448,243
AvalonBay Communities, Inc.+                           5,794           436,288
KIMCO Realty Corp.                                     7,495           434,635
St Joe Co.+                                            6,530           419,226
iStar Financial, Inc.                                  8,420           381,089
Developers Diversified Realty
   Corp.+                                              8,475           376,036
Duke Realty Corp.                                     10,857           370,658
Regency Centers Corp.                                  6,230           345,142
United Dominion Realty Trust, Inc.                    13,896           344,621
Mills Corp.+                                           5,370           342,391
Macerich Co.                                           5,383           338,052
Weingarten Realty Investors                            8,355           335,035
AMB Property Corp.+                                    8,143           328,896
Liberty Property Trust                                 7,563           326,722
Apartment Investment &
   Management Co. -- Class A                           8,467           326,318
Health Care Property Investors, Inc.                  11,684           323,530
Hospitality Properties Trust                           6,632           305,072
Pan Pacific Retail Properties, Inc.                    4,789           300,270
Catellus Development Corp.                             9,750           298,350
Arden Realty, Inc.+                                    7,461           281,429
Federal Realty Investment Trust                        5,436           280,769
Trizec Properties, Inc.                               14,830           280,584
Friedman Billings Ramsey Group,
   Inc. -- Class A+                                   14,260           276,501
Reckson Associates Realty Corp.                        8,394           275,407
CBL & Associates Properties, Inc.                      3,581           273,409
SL Green Realty Corp.                                  4,490           271,869
Mack-Cali Realty Corp.                                 5,878           270,564
CenterPoint Properties Trust                           5,640           270,100
Camden Property Trust                                  5,270           268,770
Realty Income Corp.                                    5,282           267,164
HRPT Properties Trust                                 20,660           265,068
New Plan Excel Realty Trust                            9,768           264,517
Essex Property Trust, Inc.                             3,070           257,266
Crescent Real Estate EQT Co.+                         13,954           254,800
Annaly Mortgage Management, Inc.+                     12,940           253,883

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Rayonier, Inc.                                         5,190   $       253,843
Ventas, Inc.                                           9,220           252,720
Thornburg Mortgage, Inc.+                              8,672           251,141
First Industrial Realty Trust, Inc.                    5,949           242,303
Shurgard Storage Centers, Inc. --
   Class A                                             5,490           241,615
Healthcare Realty Trust, Inc.                          5,870           238,909
BRE Properties -- Class A                              5,854           235,975
Forest City Enterprises, Inc. --
   Class A                                             4,018           231,236
Health Care REIT, Inc.                                 6,006           229,129
Highwoods Properties, Inc.                             8,049           222,957
Nationwide Health Properties, Inc.                     9,303           220,946
Alexandria Real Estate Equities, Inc.                  2,968           220,879
Washington Real Estate Investment
   Trust                                               6,381           216,124
Home Properties, Inc.                                  4,936           212,248
Prentiss Properties Trust                              5,437           207,693
Capital Automotive REIT                                5,792           205,761
Taubman Centers, Inc.                                  6,804           203,780
Brandywine Realty Trust                                6,836           200,910
CarrAmerica Realty Corp.                               6,053           199,749
Entertainment Properties Trust                         4,436           197,624
Cousins Properties, Inc.                               6,449           195,211
Pennsylvania Real Estate Investment
   Trust                                               4,534           194,055
Commercial Net Lease Realty                            9,290           191,374
Lexington Corporate Properties
   Trust                                               8,339           188,295
Kilroy Realty Corp.                                    4,393           187,801
PS Business Parks, Inc.                                4,148           187,075
Gables Residential Trust                               5,133           183,710
Heritage Property Investment Trust                     5,538           177,714
Summit Properties, Inc.                                5,426           176,671
Meristar Hospitality Corp.*                           21,072           175,951
FelCor Lodging Trust, Inc.*                           11,993           175,697
Colonial Properties Trust                              4,373           171,728
Post Properties, Inc.                                  4,901           171,045
Glimcher Realty Trust                                  5,980           165,706
Corporate Office Properties Trust
   SBI/MD                                              5,614           164,771
LaSalle Hotel Properties                               5,166           164,434
Sun Communities, Inc.                                  3,944           158,746
Sovran Self Storage, Inc.                              3,641           153,432
Kramont Realty Trust                                   6,428           150,415
Equity Lifestyle Properties, Inc.                      4,185           149,614
Eastgroup Properties                                   3,892           149,141
National Health Investors, Inc.                        5,092           148,585
Saul Centers, Inc.                                     3,768           144,126

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Equity Inns, Inc.                                     12,221   $       143,475
Mid-America Apartment
   Communities, Inc.                                   3,425           141,178
AMLI Residential Properties Trust                      4,390           140,480
Tanger Factory Outlet Centers, Inc.                    5,296           140,132
Parkway Properties, Inc./MD                            2,672           135,604
Glenborough Realty Trust, Inc.                         6,339           134,894
CRT Properties, Inc.                                   5,579           133,115
Ramco-Gershenson Properties                            4,071           131,290
Innkeepers USA Trust                                   9,116           129,447
Cornerstone Realty Income
    Trust, Inc.                                       11,668           116,447
Town & Country Trust                                   4,170           115,217
US Restaurant Properties, Inc.                         6,221           112,351
Winston Hotels, Inc.                                   8,901           105,121
Bedford Property Investors, Inc.                       3,670           104,265
Correctional Properties Trust                          3,497           100,993
Urstadt Biddle Properties, Inc.                        5,170            88,149
Associated Estates Realty Corp.                        6,452            65,939
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $21,734,449)                                                26,786,193
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.1%
Repurchase Agreement (Note 5)
  1.55% due 01/03/05                           $      41,842            41,842
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
  (Cost $41,842)                                                        41,842
                                                               ---------------

SECURITIES LENDING COLLATERAL 9.1%
Investment in Securities Lending Short Term
Investment Portfolio held by
  U.S. Bank (Note 8)                               2,438,689         2,438,689
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,438,689)                                                  2,438,689
                                                               ---------------
TOTAL INVESTMENTS 108.7%
  (Cost $24,214,980)                                           $    29,266,724
                                                               ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (8.7)%                                        $    (2,351,533)
                                                               ===============
NET ASSETS - 100.0%                                            $    26,915,191

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

REIT - REAL ESTATE INVESTMENT TRUST.

                                              SEE NOTES TO FINANCIAL STATEMENTS.


142 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Wal-Mart Stores, Inc.                                 28,040   $     1,481,073
Home Depot, Inc.                                      25,070         1,071,492
eBay, Inc.*+                                           9,045         1,051,753
Lowe's Cos., Inc.+                                    13,828           796,354
Target Corp.                                          13,063           678,362
Costco Wholesale Corp.+                               13,110           634,655
InterActiveCorp*+                                     22,590           623,936
Amazon.com, Inc.*+                                    13,535           599,465
The Gap, Inc.+                                        28,015           591,677
Staples, Inc.+                                        17,284           582,644
TJX Cos., Inc.+                                       21,225           533,384
JC Penney Holding Co., Inc.+                          12,264           507,730
AutoZone, Inc.*+                                       5,135           468,877
Nordstrom, Inc.                                        9,720           454,216
Chico's FAS, Inc.*+                                    9,549           434,766
Abercrombie & Fitch Co. -- Class A                     9,075           426,071
Office Depot, Inc.*+                                  24,525           425,754
Sherwin-Williams Co.                                   9,320           415,952
American Eagle Outfitters, Inc.                        8,288           390,365
Weight Watchers International,
   Inc.*+                                              9,500           390,165
Walgreen Co.                                           9,240           354,539
OfficeMax, Inc.+                                      11,009           345,462
Sears Roebuck and Co.+                                 6,718           342,819
Regis Corp.                                            7,324           338,003
Rent-A-Center, Inc.*                                  12,570           333,105
Urban Outfitters, Inc.*                                7,290           323,676
Aeropostale, Inc.*                                    10,940           321,964
Claire's Stores, Inc.                                 15,069           320,216
Insight Enterprises, Inc.*                            14,477           297,068
Movie Gallery, Inc.+                                  15,120           288,338
Building Material Holding Corp.                        7,378           282,504
Select Comfort Corp.*                                 14,074           252,487
Kmart Holding Corp.*+                                  2,465           243,912
Foot Locker, Inc.                                      8,600           231,598
Advanced Marketing Services, Inc.                     22,122           222,547
BJ's Wholesale Club, Inc.*+                            7,549           219,902
NeighborCare, Inc.*                                    7,130           219,034
Pacific Sunwear of California, Inc.*+                  9,510           211,693
PETCO Animal Supplies, Inc.*                           5,340           210,823
United Auto Group, Inc.                                7,070           209,201
Bed Bath & Beyond, Inc.*+                              5,053           201,261
Sonic Automotive, Inc.                                 8,100           200,880

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ShopKo Stores, Inc.*                                  10,434   $       194,907
AutoNation, Inc.*+                                    10,070           193,445
Best Buy Co., Inc.                                     3,101           184,261
Bebe Stores, Inc.                                      6,660           179,687
CVS Corp.                                              3,950           178,026
Petsmart, Inc.+                                        4,551           161,697
Kohl's Corp.*+                                         2,894           142,298
Too, Inc.*                                             5,700           139,422
Netflix, Inc.*+                                       10,140           125,026
Federated Department Stores, Inc.                      1,735           100,266
Limited Brands, Inc.                                   4,299            98,963
Talbots, Inc.                                          3,630            98,845
Aaron Rents, Inc.                                      3,580            89,500
May Department Stores Co.+                             2,152            63,269
Genuine Parts Co.                                      1,180            51,991
Payless Shoesource, Inc.*                              2,540            31,242
Coldwater Creek, Inc.*                                   940            29,018
WESCO International, Inc.*                               940            27,862
RadioShack Corp.+                                        680            22,358
Dollar General Corp.                                   1,000            20,770
Christopher & Banks Corp.+                               950            17,527
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $16,850,399)                                               20,680,103
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $      75,212            75,212
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $75,212)                                                       75,212
                                                               ---------------

SECURITIES LENDING COLLATERAL 19.0%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 8)                              3,955,244         3,955,244
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,955,244)                                                 3,955,244
                                                               ---------------
TOTAL INVESTMENTS 118.8%
   (Cost $20,880,855)                                          $    24,710,559
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.8)%                                      $    (3,910,170)
                                                               ===============
NET ASSETS - 100.0%                                            $    20,800,389

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

   Microsoft Corp.                                    62,822   $     1,677,976
   Intel Corp.                                        45,394         1,061,766
   Cisco Systems, Inc.*                               50,671           977,950
   Dell, Inc.*                                        22,870           963,742
   International Business Machines
     Corp.                                             9,246           911,471
   Oracle Corp.*                                      59,698           819,057
   Hewlett-Packard Co.                                30,977           649,588
   Motorola, Inc.+                                    31,588           543,314
   Qualcomm, Inc.                                     11,568           490,483
   EMC Corp./MA*                                      29,750           442,382
   Yahoo!, Inc.*+                                     11,150           420,132
   Applied Materials, Inc.*+                          22,622           386,836
   Computer Associates International,
     Inc.+                                            11,733           364,427
   Texas Instruments, Inc.+                           14,346           353,199
   First Data Corp.                                    8,111           345,042
   Lucent Technologies, Inc.*+                        89,396           336,129
   Adobe Systems, Inc.                                 3,595           225,550
   Xerox Corp.*+                                      12,706           216,129
   Apple Computer, Inc.*                               3,352           215,869
   Broadcom Corp. -- Class A*+                         6,398           206,527
   Fiserv, Inc.*+                                      4,786           192,349
   Agilent Technologies, Inc.*                         7,817           188,390
   Micron Technology, Inc.*+                          14,797           182,743
   Symantec Corp.*+                                    6,960           179,290
   Computer Sciences Corp.*+                           3,008           169,561
   Electronic Data Systems Corp.                       6,681           154,331
   Veritas Software Corp.*                             5,361           153,057
   Sun Microsystems, Inc.*                            26,715           143,727
   National Semiconductor Corp.+                       7,820           140,369
   Comverse Technology, Inc.*+                         5,649           138,118
   KLA-Tencor Corp.*                                   2,912           135,641
   Solectron Corp.*+                                  25,416           135,467
   McAfee, Inc.*+                                      4,636           134,119
   Paychex, Inc.                                       3,672           125,142
   Lam Research Corp.*+                                4,120           119,109
   Advanced Micro Devices, Inc.*+                      5,291           116,508
   Autodesk, Inc.                                      2,994           113,622
   Alliance Data Systems Corp.*                        2,379           112,955
   Juniper Networks, Inc.*+                            3,990           108,488
   Cadence Design Systems, Inc.*+                      7,783           107,483
   CheckFree Corp.*+                                   2,782           105,939
   Ingram Micro, Inc. -- Class A*                      4,916           102,253
   BEA Systems, Inc.*                                 11,258            99,746
   Automatic Data Processing, Inc.                     2,239            99,300
   Amphenol Corp. -- Class A*                          2,680            98,463

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TIBCO Software, Inc.*+                              7,230   $        96,448
   Molex, Inc.                                         3,030            90,900
   Sabre Holdings Corp.+                               4,045            89,637
   BMC Software, Inc.*                                 4,741            88,183
   SunGard Data Systems, Inc.*                         3,085            87,398
   Sandisk Corp.*                                      3,420            85,397
   Cognizant Technology Solutions
     Corp.*+                                           2,016            85,337
   Synopsys, Inc.*                                     4,188            82,169
   Novell, Inc.*+                                     12,093            81,628
   Novellus Systems, Inc.*+                            2,825            78,789
   Cree, Inc.*+                                        1,940            77,755
   Western Digital Corp.*                              7,050            76,422
   Red Hat, Inc.*+                                     5,581            74,506
   Microchip Technology, Inc.                          2,776            74,008
   Siebel Systems, Inc.*                               6,772            71,106
   Teradyne, Inc.*+                                    4,051            69,151
   Hyperion Solutions Corp.*                           1,436            66,946
   Iron Mountain, Inc.*                                2,175            66,316
   CACI International, Inc. -- Class A*                  960            65,405
   Jabil Circuit, Inc.*                                2,521            64,487
   QLogic Corp.*+                                      1,749            64,241
   Freescale Semiconductor, Inc. --
     Class B*                                          3,483            63,948
   Semtech Corp.*                                      2,689            58,808
   Silicon Laboratories, Inc.*                         1,660            58,615
   Parametric Technology Corp.*+                       9,842            57,969
   Kronos, Inc./MA*                                    1,130            57,777
   Akamai Technologies, Inc.*                          4,339            56,537
   Reynolds & Reynolds Co. -- Class A                  2,086            55,300
   BearingPoint, Inc.*                                 6,830            54,845
   Zebra Technologies Corp. --
     Class A*                                            973            54,760
   PMC - Sierra, Inc.*+                                4,860            54,675
   Skyworks Solutions, Inc.*                           5,635            53,138
   Benchmark Electronics, Inc.*                        1,550            52,855
   Tellabs, Inc.*+                                     6,147            52,803
   Nvidia Corp.*                                       2,240            52,774
   Ask Jeeves, Inc.*+                                  1,946            52,055
   Varian Semiconductor Equipment
     Associates, Inc.*                                 1,396            51,443
   Macrovision Corp.*+                                 1,880            48,354
   Websense, Inc.*                                       903            45,800
   NCR Corp.*                                            660            45,692
   Dionex Corp.*                                         800            45,336
   Utstarcom, Inc.*                                    2,042            45,230
   Filenet Corp.*                                      1,716            44,204
   Flir Systems, Inc.*                                   690            44,015

                                              See Notes to Financial Statements.


144 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Fairchild Semiconductor
     International, Inc.*                              2,690   $        43,739
   Wind River Systems, Inc.*                           3,200            43,360
   Avaya, Inc.*+                                       2,500            43,000
   Microsemi Corp.*                                    2,470            42,879
   Cymer, Inc.*                                        1,446            42,715
   Plantronics, Inc.                                   1,014            42,051
   WebEx Communications, Inc.*+                        1,754            41,710
   Cypress Semiconductor Corp.*+                       3,540            41,524
   Hewitt Associates, Inc. -- Class A*                 1,296            41,485
   DST Systems, Inc.*                                    780            40,654
   Trimble Navigation Ltd.*                            1,226            40,507
   Micrel, Inc.*+                                      3,675            40,498
   Cabot Microelectronics Corp.*                       1,010            40,450
   Coherent, Inc.*                                     1,300            39,572
   Global Imaging Systems, Inc.*                       1,000            39,500
   Powerwave Technologies, Inc.*                       4,630            39,262
   Aeroflex, Inc.*                                     3,130            37,936
   Agere Systems, Inc.-Class B*                       28,070            37,894
   Andrew Corp.*                                       2,760            37,619
   Anixter International, Inc.*+                       1,033            37,178
   ADTRAN, Inc.                                        1,889            36,155
   Mettler Toledo International, Inc.*                   700            35,917
   RF Micro Devices, Inc.*+                            5,227            35,753
   Hutchinson Technology, Inc.*                        1,030            35,607
   Avocent Corp.*                                        860            34,847
   Unisys Corp.*                                       3,380            34,408
   Brooks Automation, Inc.*                            1,980            34,096
   Axcelis Technologies, Inc.*                         4,185            34,024
   Symbol Technologies, Inc.                           1,960            33,908
   Foundry Networks, Inc.*                             2,529            33,282
   Inter-Tel, Inc.                                     1,210            33,130
   Littelfuse, Inc.*                                     960            32,794
   ATMI, Inc.*                                         1,420            31,993
   Transaction Systems Architects,
     Inc. -- Class A*                                  1,610            31,958
   Integrated Device Technology, Inc.*                 2,760            31,906
   Xilinx, Inc.                                        1,072            31,785
   Digital Insight Corp.*                              1,710            31,464
   FEI Co.*+                                           1,480            31,080
   Rambus, Inc.*                                       1,350            31,050
   ViaSat, Inc.*                                       1,260            30,580
   Lattice Semiconductor Corp.*                        5,220            29,754
   Harris Corp.+                                         469            28,980

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Harmonic, Inc.*                                     3,450   $        28,773
   Veeco Instruments, Inc.*                            1,350            28,444
   Power Integrations, Inc.*                           1,380            27,296
   Sonic Solutions, Inc.*+                             1,170            26,255
   Agilsys, Inc.                                       1,496            25,641
   Dupont Photomasks, Inc.*                              970            25,618
   Itron, Inc.*                                        1,060            25,345
   Photronics, Inc.*                                   1,520            25,080
   FindWhat.com*+                                      1,400            24,822
   Synaptics, Inc.*                                      800            24,464
   McData Corp. -- Class A*                            4,030            24,019
   Quantum Corp.*+                                     9,000            23,580
   CTS Corp.                                           1,760            23,390
   Daktronics, Inc.*                                     910            22,650
   Ultratech, Inc.*                                    1,200            22,620
   BEI Technologies, Inc.                                720            22,234
   Methode Electronics, Inc. -- Class A                1,730            22,230
   Symmetricom, Inc.*                                  2,210            21,459
   MapInfo Corp.*                                      1,129            13,525
   Mercury Interactive Corp.*+                            90             4,100
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $17,116,200)                                               19,806,450
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT  0.6%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     125,777           125,777
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $125,777)                                                     125,777
                                                               ---------------
SECURITIES LENDING COLLATERAL  11.1%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 8)                              2,213,108         2,213,108
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,213,108)                                                 2,213,108
                                                               ---------------
TOTAL INVESTMENTS 111.2%
   (Cost $19,455,085)                                          $    22,145,335
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.2)%                                      $    (2,226,570)
                                                               ===============
NET ASSETS - 100.0%                                            $    19,918,765

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Cisco Systems, Inc.*                                 112,460   $     2,170,478
Vodafone Group PLC - SP ADR+                          71,030         1,944,802
SBC Communications, Inc.                              62,740         1,616,810
Nokia OYJ - SP ADR+                                   98,530         1,543,965
Verizon Communications, Inc.                          35,190         1,425,547
Qualcomm, Inc.                                        32,050         1,358,920
Motorola, Inc.+                                       70,320         1,209,504
BellSouth Corp.                                       42,460         1,179,963
Telefonaktiebolaget LM Ericsson -
   SP ADR*                                            35,395         1,114,589
Lucent Technologies, Inc.*+                          291,170         1,094,799
Sprint Corp.+                                         37,450           930,633
CenturyTel, Inc.+                                     21,120           749,126
Alcatel SA - SP ADR*+                                 47,780           746,801
Comverse Technology, Inc.*                            30,280           740,346
Alltel Corp.                                          12,030           706,883
Nextel Communications, Inc. --
   Class A*                                           22,440           673,200
Juniper Networks, Inc.*+                              24,080           654,735
Crown Castle International Corp.*                     36,508           607,493
Telephone & Data Systems, Inc.+                        5,940           457,083
AT&T Corp.+                                           23,851           454,600
American Tower Corp. -- Class A*+                     22,900           421,360
Qwest Communications
   International, Inc.*                               76,310           338,816
Spectrasite, Inc.*                                     5,810           336,399
Avaya, Inc.*+                                         19,200           330,240
Citizens Communications Co.                           23,529           324,465
Scientific-Atlanta, Inc.+                              9,640           318,216
NII Holdings, Inc. -- Class B*                         6,230           295,614
U.S. Cellular Corp.*                                   6,480           290,045
Utstarcom, Inc.*                                      12,710           281,527
Harris Corp.+                                          4,330           267,551
Tellabs, Inc.*+                                       30,062           258,231
Andrew Corp.*                                         18,217           248,298
CIENA Corp.*                                          72,500           242,150
Foundry Networks, Inc.*                               18,106           238,275
ADC Telecommunications, Inc.*                         88,790           237,957
IDT Corp. -- Class B*                                 15,370           237,928
Level 3 Communications, Inc.*+                        68,070           230,757

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

General Communication --
   Class A*                                           20,680   $       228,307
Corning, Inc.*+                                       19,000           223,630
Avocent Corp.*                                         5,500           222,860
JDS Uniphase Corp.*+                                  63,390           200,946
Nextel Partners, Inc. -- Class A*+                     9,940           194,228
Western Wireless Corp.*                                6,220           182,246
Plantronics, Inc.                                      4,390           182,053
Interdigital Communications Corp.*                     8,140           179,894
Powerwave Technologies, Inc.*                         21,120           179,098
ADTRAN, Inc.                                           9,320           178,385
Harmonic, Inc.*                                       19,500           162,630
3Com Corp.*                                           37,760           157,459
Freescale Semiconductor, Inc. --
   Class B*                                            7,759           142,455
F5 Networks, Inc.*                                     2,770           134,954
Boston Communications
   Group, Inc.*                                       13,590           125,572
Inter-Tel, Inc.                                        4,490           122,936
ViaSat, Inc.*                                          4,342           105,380
Network Equipment
   Technologies, Inc.*                                 9,490            93,192
Digi International, Inc.*                              5,290            90,935
Commonwealth Telephone
   Enterprises, Inc.*                                  1,620            80,449
C-COR, Inc.*                                           8,152            75,814
Black Box Corp.+                                       1,370            65,787
Symmetricom, Inc.*                                     6,558            63,678
Brooktrout, Inc.*                                      4,820            57,888
SCM Microsystems, Inc.*                               11,619            56,701
Tollgrade Communications, Inc.*                        4,230            51,775
Tele Leste Celular Participacoes SA -
   SP ADR*                                             3,628            44,080
PC-Tel, Inc.*                                          5,290            41,950
Audiovox Corp. -- Class A*                             2,050            32,349
Polycom, Inc.*                                         1,320            30,782
Tekelec*                                               1,370            28,003
McData Corp. -- Class A*                               2,740            16,330
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $25,171,532)                                               30,030,852
                                                               ---------------

                                              See Notes to Financial Statements.


146 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.1%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $      48,935   $        48,935
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $48,935)                                                       48,935
                                                               ---------------

SECURITIES LENDING COLLATERAL 17.6%
Investment in Securities Lending Short Term
Investment Portfolio held by
   U.S. Bank (Note 8)                              5,312,502         5,312,502
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,312,502)                                                 5,312,502
                                                               ---------------
TOTAL INVESTMENTS 117.2%
   (Cost $30,532,969)                                          $    35,392,289
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (17.2)%                                      $    (5,201,509)
                                                               ===============
NET ASSETS - 100.0%                                            $    30,190,780

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

United Parcel Service, Inc. --
   Class B+                                           65,225   $     5,574,128
FedEx Corp.+                                          38,047         3,747,249
Norfolk Southern Corp.                                84,752         3,067,175
Burlington Northern Santa Fe Corp.                    60,456         2,860,173
Union Pacific Corp.                                   40,660         2,734,385
Southwest Airlines Co.                               161,059         2,622,041
CNF, Inc.                                             37,686         1,888,069
CSX Corp.+                                            45,600         1,827,648
J.B. Hunt Transport Services, Inc.                    34,637         1,553,469
Yellow Roadway Corp.*+                                24,559         1,368,182
Arkansas Best Corp.                                   29,038         1,303,516
Alaska Air Group, Inc.*+                              37,311         1,249,545
Swift Transportation Co., Inc.*+                      55,420         1,190,422
Ryder System, Inc.+                                   24,483         1,169,553
Expeditors International
   Washington, Inc.+                                  19,866         1,110,112
Landstar System, Inc.*                                14,912         1,098,120
Kansas City Southern*+                                59,208         1,049,758
SkyWest, Inc.                                         51,919         1,041,495
Delta Air Lines, Inc.*+                              119,156           891,287
EGL, Inc.*+                                           28,075           839,162
C.H. Robinson Worldwide, Inc.+                        14,841           823,972
JetBlue Airways Corp.*+                               35,269           818,946
AMR Corp.*+                                           73,170           801,211
Alexander & Baldwin, Inc.+                            17,428           739,296
Kirby Corp.*                                          15,881           704,799
AirTran Holdings, Inc.*                               56,508           604,636
Heartland Express, Inc.                               24,430           548,942
Genesee & Wyoming, Inc. --
   Class A*                                           15,830           445,298
Frontier Airlines, Inc.*                              37,899           432,428
Canadian Pacific Railway Ltd.                         10,866           373,899
Mesa Air Group, Inc.*+                                46,495           369,170
Overnite Corp.                                         7,440           277,066
Forward Air Corp.*                                     6,137           274,324
Knight Transportation, Inc.                           10,695           265,236

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Werner Enterprises, Inc.                              10,906   $       246,912
U.S. Xpress Enterprises -- Class A*                    7,375           216,088
SCS Transportation, Inc.*                              8,376           195,747
Florida East Coast Industries, Inc.                    3,390           152,889
Pinnacle Airlines Corp.*                               9,110           126,993
FLYi, Inc.*+                                          71,708           126,923
Pacer International, Inc.*                             4,013            85,316
Lan Airlines SA-SP ADR                                 2,580            83,076
Gol Linhas Aereas Inteligentes SA -
   SP ADR*                                             2,088            66,565
HUB Group, Inc. -- Class A*+                           1,188            62,037
Sirva, Inc.*                                           2,372            45,590
CP Ships Ltd.                                          2,820            40,467
Ryanair Holdings  PLC - SP ADR*                          690            28,118
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $38,638,583)                                                47,141,433
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
   1.55% due 01/03/05                          $     226,985           226,985
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $226,985)                                                     226,985
                                                               ---------------

SECURITIES LENDING COLLATERAL 22.2%
Investment in Securities Lending Short Term
Investment Portfolio held by
   U.S. Bank (Note 8)                             10,519,806        10,519,806
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,519,806)                                               10,519,806
                                                               ---------------
TOTAL INVESTMENTS 122.3%
   (Cost $49,385,374)                                          $    57,888,224
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.3)%                                      $  (10,554,795)
                                                               ===============
NET ASSETS - 100.0%                                            $    47,333,429

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


148 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Exelon Corp.+                                         22,824   $     1,005,869
FirstEnergy Corp.                                     18,631           736,111
Consolidated Edison, Inc.                             16,714           731,237
Progress Energy, Inc.+                                15,469           699,818
Public Service Enterprise Group,
   Inc.+                                              13,470           697,342
Constellation Energy Group, Inc.                      15,097           659,890
TXU Corp.+                                            10,004           645,858
DTE Energy Co.+                                       14,009           604,208
Pinnacle West Capital Corp.                           13,200           586,212
Energy East Corp.                                     21,894           584,132
Duke Energy Corp.+                                    22,807           577,701
KeySpan Corp.+                                        14,531           573,248
PG&E Corp.*+                                          16,933           563,530
Xcel Energy, Inc.+                                    30,143           548,603
OGE Energy Corp.+                                     19,402           514,347
Atmos Energy Corp.                                    18,254           499,247
Northeast Utilities                                   26,127           492,494
MDU Resources Group, Inc.                             17,872           476,825
Cleco Corp.+                                          22,576           457,390
UGI Corp.                                             11,112           454,592
AES Corp.*                                            32,530           444,685
Pepco Holdings, Inc.+                                 20,086           428,234
Entergy Corp.+                                         6,094           411,893
Oneok, Inc.+                                          14,162           402,484
Equitable Resources, Inc.                              6,482           393,198
American States Water Co.                             14,746           383,396
Great Plains Energy, Inc.+                            12,332           373,413
NRG Energy, Inc.*                                      9,925           357,796
Edison International                                  11,120           356,174
Dominion Resources, Inc./VA+                           4,994           338,294
Southern Union Co.*+                                  14,026           336,331
Southern Co.+                                          9,748           326,753
American Electric Power Co., Inc.+                     9,498           326,161
Reliant Resources, Inc.*+                             23,335           318,523
IDACORP, Inc.                                          9,923           303,346
Unisource Energy Corp.                                11,412           275,143
PPL Corp.                                              4,716           251,268
Duquesne Light Holdings, Inc.+                        13,070           246,369
CenterPoint Energy, Inc.+                             21,197           239,526
Allegheny Energy, Inc.*+                              11,790           232,381

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

Sierra Pacific Resources*+                            21,605   $       226,853
Questar Corp.                                          4,439           226,211
CMS Energy Corp.*                                     21,480           224,466
UIL Holding Corp.                                      4,161           213,459
FPL Group, Inc.+                                       2,407           179,923
Calpine Corp.*+                                       41,710           164,337
Cascade Natural Gas Corp.                              6,835           144,902
AGL Resources, Inc.                                    4,211           139,974
Energen Corp.                                          2,215           130,574
Laclede Group, Inc.                                    3,980           123,977
TECO Energy, Inc.+                                     7,907           121,293
Green Mountain Power Corp.                             4,172           120,279
WPS Resources Corp.                                    2,385           119,155
DPL, Inc.                                              4,041           101,470
El Paso Electric Co.*                                  5,187            98,242
Aquila, Inc.*                                         26,612            98,198
Piedmont Natural Gas Co.+                              4,179            97,120
Sempra Energy+                                         2,523            92,544
Ameren Corp.+                                          1,605            80,475
PNM Resources, Inc.                                    2,798            70,761
Dynegy, Inc. -- Class A*+                             12,946            59,811
SCANA Corp.                                            1,220            48,068
Hawaiian Electric Industries, Inc.                     1,306            38,070
Cinergy Corp.+                                           719            29,932
NiSource, Inc.                                           310             7,062
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $19,544,521)                                                21,811,178
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                               -------------
SECURITIES LENDING COLLATERAL 23.5%
Investment in Securities Lending Short Term
Investment Portfolio held by
   U.S. Bank (Note 8)                          $   5,145,991         5,145,991
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,145,991)                                                 5,145,991
                                                               ---------------
TOTAL INVESTMENTS 123.1%
   (Cost $24,690,512)                                          $    26,957,169
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.1)%                                      $    (5,054,977)
                                                               ===============
NET ASSETS - 100.0%                                            $    21,902,192

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 149

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                       NOVA              URSA               OTC            ARKTOS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $  138,946,566    $   17,876,296    $  227,235,145    $   24,148,019
Segregated Cash with Broker                                       5,088,000         1,024,000         1,890,000           315,000
Receivable for Equity Index Swap Settlement (Note 1)                     --                --                --            11,813
Receivable for Futures Contracts Settlement (Note 1)                     --            18,290                --             1,050
Receivable for Securities Sold (Note 1)                                  --                --                --                --
Receivable for Shares Purchased                                   1,163,924           209,052         1,435,156            52,864
Investment Income Receivable (Note 1)                               165,495             1,066            73,055             2,078
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                145,363,985        19,128,704       230,633,356        24,530,824
=================================================================================================================================
LIABILITIES
Short Sale at Market Value                                               --                --                --                --
Payable to cover Short Sale                                              --                --                --                --
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                    95,400                --             6,300                --
Payable upon Return of Securities Loaned (Note 8)                13,804,518                --        37,093,297                --
Payable for Securities Purchased (Note 1)                           998,735                --         1,494,757                --
Liability for Shares Redeemed                                       104,100             1,258           282,772           539,094
Investment Advisory Fee Payable (Note 3)                             78,768            17,694           122,089            21,789
Transfer Agent Fee Payable (Note 3)                                  26,256             4,915            40,696             6,052
Distribution and Service Fee Payable (Note 3)                        26,256             4,915            40,696             6,052
Portfolio Accounting Fee Payable (Note 3)                            10,502             1,966            16,279             2,421
Custody Fees Payable                                                  2,556               471             3,907               581
Interest Payable                                                         --                --                --                --
Dividends Payable                                                        --                --                --                --
Other Liabilities                                                    16,864            21,861            56,242            27,138
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            15,163,955            53,080        39,157,035           603,127
=================================================================================================================================
NET ASSETS                                                   $  130,200,030    $   19,075,624    $  191,476,321    $   23,927,697
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $  231,827,113    $   44,800,958    $  561,351,335    $   32,253,162
Undistributed Net Investment Income                                 362,006                --                --                --
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts                  (113,222,302)      (25,318,285)     (417,090,949)       (8,327,378)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts           11,233,213          (407,049)       47,215,935             1,913
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  130,200,030    $   19,075,624    $  191,476,321    $   23,927,697
=================================================================================================================================
Shares Outstanding                                               15,768,780         3,674,617        13,310,046         1,126,449
Net Asset Values                                             $         8.26    $         5.19    $        14.39    $        21.24

* THE COST OF SECURITIES AT VALUE IS $128,803,643, $17,876,296, $180,188,400, $24,148,019, $28,599,102, $59,214,386, $37,044,741,
      $1,058,009, $109,143,539, $4,645,791, $45,988,230, AND $74,697,984,
      RESPECTIVELY.

                                              See Notes to Financial Statements.


150 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2004
--------------------------------------------------------------------------------

                                                                                                                          INVERSE
                                                                  TITAN 500      VELOCITY 100            MEDIUS           MID-CAP
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   30,411,626    $   63,761,358    $   39,140,659    $    1,058,009
Segregated Cash with Broker                                       2,047,620         1,713,000         1,660,289           316,507
Receivable for Equity Index Swap Settlement (Note 1)                     --           206,934           842,494                --
Receivable for Futures Contracts Settlement (Note 1)                     --                --            15,981                --
Receivable for Securities Sold (Note 1)                                  --                --                --                --
Receivable for Shares Purchased                                   2,837,075         3,043,975            12,171                --
Investment Income Receivable (Note 1)                                24,784            13,158            16,677                55
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 35,321,105        68,738,425        41,688,271         1,374,571
=================================================================================================================================
LIABILITIES
Short Sale at Market Value                                               --                --                --                --
Payable to cover Short Sale                                              --                --                --                --
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --            52,061
Payable for Futures Contracts Settlement (Note 1)                    38,400             5,710                --               880
Payable upon Return of Securities Loaned (Note 8)                   600,365         6,533,954         4,234,054                --
Payable for Securities Purchased (Note 1)                         5,581,161         3,688,920                --                --
Liability for Shares Redeemed                                            --           838,374         3,230,332                35
Investment Advisory Fee Payable (Note 3)                             19,784            33,211            28,817             1,166
Transfer Agent Fee Payable (Note 3)                                   5,496             9,225             8,005               324
Distribution and Service Fee Payable (Note 3)                         5,496             9,225             8,005               324
Portfolio Accounting Fee Payable (Note 3)                             2,198             3,690             3,202               130
Custody Fees Payable                                                    527               886               768                31
Interest Payable                                                         --                --                --                --
Dividends Payable                                                        --                --                --                --
Other Liabilities                                                    15,024            16,428            13,545               773
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             6,268,451        11,139,623         7,526,728            55,724
=================================================================================================================================
NET ASSETS                                                   $   29,052,654    $   57,598,802    $   34,161,543    $    1,318,847
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   26,976,700    $   55,882,056    $   31,711,249    $    1,726,733
Undistributed Net Investment Income                                  24,721                --                --                --
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts                      (274,371)       (3,097,125)         (745,304)         (367,573)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts            2,325,604         4,813,871         3,195,598           (40,313)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   29,052,654    $   57,598,802    $   34,161,543    $    1,318,847
=================================================================================================================================
Shares Outstanding                                                1,465,209         2,494,149         1,288,932            29,952
Net Asset Values                                             $        19.83    $        23.09    $        26.50    $        44.03

                                                                                      INVERSE              U.S.
                                                                     MEKROS         SMALL-CAP        GOVERNMENT              JUNO
                                                                       FUND              FUND         BOND FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $  113,721,384    $    4,645,791    $   47,230,639    $   74,696,990
Segregated Cash with Broker                                       5,883,107           587,171           749,000           170,417
Receivable for Equity Index Swap Settlement (Note 1)              1,520,092                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                     --             1,000           401,250                --
Receivable for Securities Sold (Note 1)                                  --                --           446,437                --
Receivable for Shares Purchased                                     116,517                --                --           233,828
Investment Income Receivable (Note 1)                                95,071               468           338,333             4,643
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                121,336,171         5,234,430        49,165,659        75,105,878
=================================================================================================================================
LIABILITIES
Short Sale at Market Value                                               --                --                --        31,937,746
Payable to cover Short Sale                                              --                --                --           719,343
Payable for Equity Index Swap Settlement (Note 1)                        --           266,768                --                --
Payable for Futures Contracts Settlement (Note 1)                    80,200                --                --            92,250
Payable upon Return of Securities Loaned (Note 8)                 5,310,738                --                --                --
Payable for Securities Purchased (Note 1)                                --                --                --                --
Liability for Shares Redeemed                                     3,136,921           610,661           379,336           532,456
Investment Advisory Fee Payable (Note 3)                             75,202             4,013            19,091            46,919
Transfer Agent Fee Payable (Note 3)                                  20,890             1,115             7,636            13,033
Distribution and Service Fee Payable (Note 3)                        20,890             1,115             9,545            13,033
Portfolio Accounting Fee Payable (Note 3)                             8,356               446             3,818             5,213
Custody Fees Payable                                                  2,005               107             1,094             1,251
Interest Payable                                                         --                --                --           621,746
Dividends Payable                                                        --                --                90                --
Other Liabilities                                                    32,173             6,409            35,957            25,092
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             8,687,375           890,634           456,567        34,008,082
=================================================================================================================================
NET ASSETS                                                   $  112,648,796    $    4,343,796    $   48,709,092    $   41,097,796
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $  108,697,096    $    6,994,204    $   53,444,097    $   47,133,680
Undistributed Net Investment Income                               1,372,293                --                --                --
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts                    (4,702,292)       (2,546,925)       (6,461,470)       (6,597,150)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts            7,281,699          (103,483)        1,726,465           561,266
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  112,648,796    $    4,343,796    $   48,709,092    $   41,097,796
=================================================================================================================================
Shares Outstanding                                                3,347,346           101,430         4,101,225         1,871,955
Net Asset Values                                             $        33.65    $        42.83    $        11.88    $        21.95


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 151

--------------------------------------------------------------------------------

                                                                                                           LONG           INVERSE
                                                                  LARGE-CAP         LARGE-CAP           DYNAMIC           DYNAMIC
                                                                     EUROPE             JAPAN            DOW 30            DOW 30
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   52,525,407    $    8,965,521    $   10,437,478    $    3,042,646
Segregated Cash with Broker                                              --            76,700           146,000           158,000
Cash in Custodian Bank                                                   --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)              1,110,209         1,504,957            17,978                --
Receivable for Futures Contracts Settlement (Note 1)                     --            17,513                --             4,345
Receivable for Shares Purchased                                   2,303,369         3,695,873         2,449,071             7,035
Investment Income Receivable (Note 1)                                 5,196               611             5,645               283
Other Assets                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 55,944,181        14,261,175        13,056,172         3,212,309
=================================================================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --            21,643
Payable for Futures Contracts Settlement (Note 1)                        --                --             4,669                --
Payable upon Return of Securities Loaned (Note 8)                        --                --           621,340                --
Payable for Securities Purchased (Note 1)                                --                --         2,000,251                --
Liability for Shares Redeemed                                       879,544                40                10               125
Investment Advisory Fee Payable (Note 3)                             36,509            14,856             5,600             3,019
Transfer Agent Fee Payable (Note 3)                                  10,141             4,127             1,556               839
Distribution and Service Fee Payable (Note 3)                        10,141             4,127             1,556               839
Portfolio Accounting Fee Payable (Note 3)                             4,057             1,651               622               335
Custody Fees Payable                                                    974               769               149                80
Other Liabilities                                                     8,566             7,514             1,076             1,131
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                               949,932            33,084         2,636,829            28,011
=================================================================================================================================
NET ASSETS                                                   $   54,994,249    $   14,228,091    $   10,419,343    $    3,184,298
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   53,814,556    $   13,659,594    $    9,669,220    $    3,446,177
Undistributed Net Investment Income                                  85,714                --               579                --
Accumulated Net Realized Gain (Loss) on Investments,
    Equity Index Swaps, and Futures Contracts                       104,971          (290,860)          383,532          (142,648)
Net Unrealized Appreciation (Depreciation) on Investments,
    Equity Index Swaps, and Futures Contracts                       989,008           859,357           366,012          (119,231)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   54,994,249    $   14,228,091    $   10,419,343    $    3,184,298
=================================================================================================================================
Shares Outstanding                                                2,430,928           512,309           402,493            73,672
Net Asset Values                                             $        22.62    $        27.77    $        25.89    $        43.22

*     THE COST OF SECURITIES AT VALUE IS $52,525,407, $8,965,521, $10,134,381,
      $3,042,646, $44,491,728, $19,462,038, $10,849,367, $28,648,614,
      $21,300,531, $20,432,587, $29,938,087, AND $180,288,275, RESPECTIVELY.

                                              See Notes to Financial Statements.


152 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2004
--------------------------------------------------------------------------------

                                                                  SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                                                                      VALUE             VALUE             VALUE            GROWTH
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   48,810,602    $   20,923,261    $   12,070,476    $   31,865,602
Segregated Cash with Broker                                              --                --                --                --
Cash in Custodian Bank                                                   --                --                --               103
Receivable for Equity Index Swap Settlement (Note 1)                     --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                     --                --                --                --
Receivable for Shares Purchased                                      65,671           242,558           358,294         1,907,077
Investment Income Receivable (Note 1)                                41,410            13,169            14,620            17,432
Other Assets                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 48,917,683        21,178,988        12,443,390        33,790,214
=================================================================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                        --                --                --                --
Payable upon Return of Securities Loaned (Note 8)                 1,563,541         1,424,576           931,373         1,572,253
Payable for Securities Purchased (Note 1)                                --           253,244           327,370         1,585,031
Liability for Shares Redeemed                                        17,734               145            24,010           317,600
Investment Advisory Fee Payable (Note 3)                             31,212            10,165             7,954            22,325
Transfer Agent Fee Payable (Note 3)                                  10,404             3,388             2,651             7,442
Distribution and Service Fee Payable (Note 3)                        10,404             3,388             2,651             7,442
Portfolio Accounting Fee Payable (Note 3)                             4,162             1,355             1,061             2,977
Custody Fees Payable                                                    998               326               255               714
Other Liabilities                                                     5,712             3,849             2,186             5,064
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             1,644,167         1,700,436         1,299,511         3,520,848
=================================================================================================================================
NET ASSETS                                                   $   47,273,516    $   19,478,552    $   11,143,879    $   30,269,366
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   43,643,681    $   18,958,831    $   10,156,934    $   27,961,319
Undistributed Net Investment Income                                      --                --             2,411                --
Accumulated Net Realized Gain (Loss) on Investments,
    Equity Index Swaps, and Futures Contracts                      (689,039)         (941,502)         (236,575)         (908,941)
Net Unrealized Appreciation (Depreciation) on Investments,
    Equity Index Swaps, and Futures Contracts                     4,318,874         1,461,223         1,221,109         3,216,988
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   47,273,516    $   19,478,552    $   11,143,879    $   30,269,366
=================================================================================================================================
Shares Outstanding                                                1,639,416           719,323           402,587         1,060,175
Net Asset Values                                             $        28.84    $        27.08    $        27.68    $        28.55

                                                                                                                             U.S.
                                                                    MID-CAP         LARGE-CAP            SECTOR        GOVERNMENT
                                                                     GROWTH            GROWTH          ROTATION             MONEY
                                                                       FUND              FUND              FUND       MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   22,715,707    $   21,459,418    $   33,906,893    $  180,288,275
Segregated Cash with Broker                                              --                --                --                --
Cash in Custodian Bank                                                   --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                     --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                     --                --                --                --
Receivable for Shares Purchased                                   2,426,998           957,869             1,256           302,209
Investment Income Receivable (Note 1)                                 8,545            23,593            31,379             8,803
Other Assets                                                             --                --                --                78
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 25,151,250        22,440,880        33,939,528       180,599,365
=================================================================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                        --                --                --                --
Payable upon Return of Securities Loaned (Note 8)                 2,031,814         1,446,609         6,101,785                --
Payable for Securities Purchased (Note 1)                         2,241,150           961,144                --                --
Liability for Shares Redeemed                                       153,447                13            46,822        12,524,678
Investment Advisory Fee Payable (Note 3)                             11,421            10,696            20,744            86,814
Transfer Agent Fee Payable (Note 3)                                   3,807             3,565             5,762            34,725
Distribution and Service Fee Payable (Note 3)                         3,807             3,565             5,762            43,407
Portfolio Accounting Fee Payable (Note 3)                             1,523             1,426             2,305            17,357
Custody Fees Payable                                                    378               342               561             4,167
Other Liabilities                                                     1,871             1,796             8,345           210,220
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             4,449,218         2,429,156         6,192,086        12,921,368
=================================================================================================================================
NET ASSETS                                                   $   20,702,032    $   20,011,724    $   27,747,442    $  167,677,997
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   20,672,776    $   19,530,517    $   24,733,433    $  167,672,050
Undistributed Net Investment Income                                      --             4,614                --             7,493
Accumulated Net Realized Gain (Loss) on Investments,
    Equity Index Swaps, and Futures Contracts                    (1,385,920)         (550,238)         (954,797)           (1,546)
Net Unrealized Appreciation (Depreciation) on Investments,
    Equity Index Swaps, and Futures Contracts                     1,415,176         1,026,831         3,968,806                --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   20,702,032    $   20,011,724    $   27,747,442    $  167,677,997
=================================================================================================================================
Shares Outstanding                                                  763,135           777,046         2,485,977       167,691,658
Net Asset Values                                             $        27.13    $        25.75    $        11.16    $         1.00


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 153

--------------------------------------------------------------------------------

                                                                                        BASIC              BIO-          CONSUMER
                                                                    BANKING         MATERIALS        TECHNOLOGY          PRODUCTS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   23,214,109    $   53,261,263    $    7,233,947    $   26,811,081
Receivable for Securities Sold (Note 1)                                  --                --           452,107                --
Receivable for Shares Purchased                                   1,088,399           173,322               620         1,296,315
Investment Income Receivable (Note 1)                                53,785            38,340               349            46,731
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 24,356,293        53,472,925         7,687,023        28,154,127
=================================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                 1,309,542         6,982,118           612,142         2,421,449
Payable for Securities Purchased (Note 1)                         1,085,496           184,792                --         1,241,985
Liability for Shares Redeemed                                            99            62,687           467,450            12,610
Investment Advisory Fee Payable (Note 3)                             17,088            37,440             5,957            17,288
Transfer Agent Fee Payable (Note 3)                                   5,026            11,012             1,752             5,085
Distribution and Service Fee Payable (Note 3)                         5,026            11,012             1,752             5,085
Portfolio Accounting Fee Payable (Note 3)                             2,010             4,405               701             2,034
Custody Fees Payable                                                    483             1,070               273               488
Other Liabilities                                                    11,784            16,612             8,665            15,171
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             2,436,554         7,311,148         1,098,692         3,721,195
=================================================================================================================================
NET ASSETS                                                   $   21,919,739    $   46,161,777    $    6,588,331    $   24,432,932
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   18,874,397    $   37,642,330    $   10,723,314    $   23,619,288
Undistributed Net Investment Income                                 208,716            95,937                --            98,701
Accumulated Net Realized Gain (Loss) on Investments               1,383,705         2,153,423        (5,792,202)       (2,201,261)
Net Unrealized Appreciation (Depreciation) on Investments         1,452,921         6,270,087         1,657,219         2,916,204
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   21,919,739    $   46,161,777    $    6,588,331    $   24,432,932
=================================================================================================================================
Shares Outstanding                                                  604,019         1,413,618           341,233           741,483
Net Asset Values                                             $        36.29    $        32.66    $        19.31    $        32.95

*     THE COST OF SECURITIES AT VALUE IS $21,761,188, $46,991,176, $5,576,728,
      $23,894,877, $12,100,176, $62,027,462, $29,582,431, $46,191,152,
      $29,664,188, $38,584,911, $54,895,212 AND $39,398,478, RESPECTIVELY

                                              See Notes to Financial Statements.


154 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2004
--------------------------------------------------------------------------------

                                                                                                         ENERGY         FINANCIAL
                                                                ELECTRONICS            ENERGY          SERVICES          SERVICES
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   13,115,485    $   71,457,076    $   34,592,457    $   48,334,049
Receivable for Securities Sold (Note 1)                                  --                --           549,121                --
Receivable for Shares Purchased                                   4,354,841           249,702            90,405           135,827
Investment Income Receivable (Note 1)                                   202            44,573             7,528            73,235
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 17,470,528        71,751,351        35,239,511        48,543,111
=================================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                   824,303        11,003,535         5,212,067         2,969,265
Payable for Securities Purchased (Note 1)                         4,343,167            90,900                --           320,374
Liability for Shares Redeemed                                             5            55,345           667,373             6,571
Investment Advisory Fee Payable (Note 3)                              4,903            44,899            19,838            31,066
Transfer Agent Fee Payable (Note 3)                                   1,442            13,205             5,835             9,137
Distribution and Service Fee Payable (Note 3)                         1,442            13,205             5,835             9,137
Portfolio Accounting Fee Payable (Note 3)                               577             5,282             2,334             3,655
Custody Fees Payable                                                    138             1,268               560               878
Other Liabilities                                                     5,221            23,050             9,184            13,329
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             5,181,198        11,250,689         5,923,026         3,363,412
=================================================================================================================================
NET ASSETS                                                   $   12,289,330    $   60,500,662    $   29,316,485    $   45,179,699
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   15,053,409    $   47,699,450    $   27,302,617    $   41,611,548
Undistributed Net Investment Income                                      --            16,641                --           227,270
Accumulated Net Realized Gain (Loss) on Investments              (3,779,388)        3,354,957        (2,996,158)        1,197,984
Net Unrealized Appreciation (Depreciation) on Investments         1,015,309         9,429,614         5,010,026         2,142,897
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   12,289,330    $   60,500,662    $   29,316,485    $   45,179,699
=================================================================================================================================
Shares Outstanding                                                  933,264         2,038,453         1,406,084         1,487,078
Net Asset Values                                             $        13.17    $        29.68    $        20.85    $        30.38

                                                                     HEALTH                                              PRECIOUS
                                                                       CARE          INTERNET           LEISURE            METALS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   34,166,024    $   46,092,738    $   60,482,145    $   45,560,948
Receivable for Securities Sold (Note 1)                              50,927                --           779,548            47,589
Receivable for Shares Purchased                                     232,515           181,638               222            74,066
Investment Income Receivable (Note 1)                                11,651             3,508            34,354                26
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 34,461,117        46,277,884        61,296,269        45,682,629
=================================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                 3,854,239         9,104,697         8,723,961        10,550,450
Payable for Securities Purchased (Note 1)                                --           190,380                --                --
Liability for Shares Redeemed                                       117,174             2,743           749,962            31,693
Investment Advisory Fee Payable (Note 3)                             22,289            27,943            32,918            25,311
Transfer Agent Fee Payable (Note 3)                                   6,555             8,219             9,682             8,437
Distribution and Service Fee Payable (Note 3)                         6,555             8,219             9,682             8,437
Portfolio Accounting Fee Payable (Note 3)                             2,622             3,287             3,873             3,375
Custody Fees Payable                                                    694               900               979               857
Other Liabilities                                                    15,675             9,571            10,324            10,999
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             4,025,803         9,355,959         9,541,381        10,639,559
=================================================================================================================================
NET ASSETS                                                   $   30,435,314    $   36,921,925    $   51,754,888    $   35,043,070
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   31,649,604    $   33,230,795    $   45,434,586    $   39,027,189
Undistributed Net Investment Income                                      --                --                --                --
Accumulated Net Realized Gain (Loss) on Investments              (5,716,126)       (3,816,697)          733,369       (10,146,589)
Net Unrealized Appreciation (Depreciation) on Investments         4,501,836         7,507,827         5,586,933         6,162,470
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   30,435,314    $   36,921,925    $   51,754,888    $   35,043,070
=================================================================================================================================
Shares Outstanding                                                1,195,596         2,171,209         2,038,187         4,090,807
Net Asset Values                                             $        25.46    $        17.01    $        25.39    $         8.57


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 155

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       REAL                                              TELECOM-
                                                                     ESTATE         RETAILING        TECHNOLOGY       MUNICATIONS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   29,266,724    $   24,710,559    $   22,145,335    $   35,392,289
Receivable for Securities Sold (Note 1)                           3,221,744                --                --                --
Receivable for Shares Purchased                                          --           103,277           218,197           125,974
Investment Income Receivable (Note 1)                               176,304            14,874             7,338            47,930
Other Assets                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 32,664,772        24,828,710        22,370,870        35,566,193
=================================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                 2,438,689         3,955,244         2,213,108         5,312,502
Payable for Securities Purchased (Note 1)                                --                --           193,820            13,452
Liability for Shares Redeemed                                     3,261,631            34,500             9,443               164
Investment Advisory Fee Payable (Note 3)                             22,510            16,656            16,392            23,799
Transfer Agent Fee Payable (Note 3)                                   6,621             4,899             4,821             7,000
Distribution and Service Fee Payable (Note 3)                         6,621             4,899             4,821             7,000
Portfolio Accounting Fee Payable (Note 3)                             2,648             1,960             1,928             2,800
Custody Fees Payable                                                    635               475               463               672
Cash Payable to Custodian Bank                                           --                --                --                14
Other Liabilities                                                    10,226             9,688             7,309             8,010
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             5,749,581         4,028,321         2,452,105         5,375,413
=================================================================================================================================
NET ASSETS                                                   $   26,915,191    $   20,800,389    $   19,918,765    $   30,190,780
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   23,705,096    $   18,603,255    $   20,619,550    $   26,747,347
Undistributed Net Investment Income                                 486,247                --                --                --
Accumulated Net Realized Loss on Investments                     (2,327,896)       (1,632,570)       (3,391,035)       (1,415,887)
Net Unrealized Appreciation (Depreciation) on Investments         5,051,744         3,829,704         2,690,250         4,859,320
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   26,915,191    $   20,800,389    $   19,918,765    $   30,190,780
=================================================================================================================================
Shares Outstanding                                                  707,970           780,454         1,475,163         1,470,766
Net Asset Values                                             $        38.02    $        26.65    $        13.50    $        20.53

*     THE COST OF SECURITIES AT VALUE IS $24,214,980, $20,880,855, $19,455,085,
      $30,532,969, $49,385,374, AND $24,690,512, RESPECTIVELY

                                              See Notes to Financial Statements.


156 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2004
--------------------------------------------------------------------------------

                                                             TRANSPORTATION         UTILITIES
                                                                       FUND              FUND
---------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   57,888,224    $   26,957,169
Receivable for Securities Sold (Note 1)                                  --                --
Receivable for Shares Purchased                                     228,663                --
Investment Income Receivable (Note 1)                                49,340            47,526
Other Assets                                                             --           259,440
---------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 58,166,227        27,264,135
=============================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                10,519,806         5,145,991
Payable for Securities Purchased (Note 1)                           174,361            55,603
Liability for Shares Redeemed                                        67,240            62,609
Investment Advisory Fee Payable (Note 3)                             35,734            17,738
Transfer Agent Fee Payable (Note 3)                                  10,510             5,217
Distribution and Service Fee Payable (Note 3)                        10,510             5,217
Portfolio Accounting Fee Payable (Note 3)                             4,204             2,087
Custody Fees Payable                                                  1,009               692
Cash Payable to Custodian Bank                                           --            60,320
Other Liabilities                                                     9,424             6,469
---------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            10,832,798         5,361,943
=============================================================================================
NET ASSETS                                                   $   47,333,429    $   21,902,192
=============================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   40,562,436    $   20,589,310
Undistributed Net Investment Income                                      --           313,329
Accumulated Net Realized Loss on Investments                     (1,731,857)       (1,267,104)
Net Unrealized Appreciation (Depreciation) on Investments         8,502,850         2,266,657
---------------------------------------------------------------------------------------------
NET ASSETS                                                   $   47,333,429    $   21,902,192
=============================================================================================
Shares Outstanding                                                1,505,189         1,263,441
Net Asset Values                                             $        31.45    $        17.34


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 157

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                       NOVA              URSA               OTC            ARKTOS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      235,248    $      625,242    $      123,691    $      575,389
Interest from Securities Lending, net (Note 8)                        8,898                --            21,704                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  1,397,218                --         1,579,480                --
Other Income                                                             --                --             1,774                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                  1,641,364           625,242         1,726,649           575,389
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              662,738           420,805           999,272           401,261
Transfer Agent and Administrative Fees (Note 3)                     220,912           116,890           333,090           111,451
Accounting Fees (Note 3)                                             88,365            46,756           133,236            44,580
Interest Expense                                                         --                --                --                --
Trustees' Fees                                                        4,589             2,399             8,158             2,567
Service Fees (Note 3)                                               220,912           116,890           333,090           111,451
Custodian Fees                                                       21,435            11,223            33,146            11,059
Miscellaneous                                                        60,407            41,124           113,603            47,099
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                1,279,358           756,087         1,953,595           729,468
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        362,006          (130,845)         (226,946)         (154,079)
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             2,625,448          (238,680)        4,655,729           (10,905)
Equity Index Swaps                                                       --                --                --        (9,479,259)
Futures Contracts                                                 5,594,663       (10,509,364)        1,419,519        (4,958,843)
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                8,220,111       (10,748,044)        6,075,248       (14,449,007)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             3,668,667           132,265         2,386,396             2,030
Equity Index Swaps                                                       --                --                --         1,294,649
Futures Contracts                                                  (540,479)         (161,611)         (226,854)           69,959
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              3,128,188           (29,346)        2,159,542         1,366,638
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   11,348,299       (10,777,390)        8,234,790       (13,082,369)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
    NET ASSETS FROM OPERATIONS                               $   11,710,305    $  (10,908,235)   $    8,007,844    $  (13,236,448)
=================================================================================================================================

 *    Net of foreign tax withheld of $0, $0, $1,785, $0, $0, $313, $0, $0, $15,
      $0, $0, and $0, respectively.

**    Since the commencement of operations: May 3, 2004.

                                              See Notes to Financial Statements.


158 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                  Period Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                                                                          INVERSE
                                                                  TITAN 500      VELOCITY 100            MEDIUS           MID-CAP
                                                                       FUND              FUND              FUND            FUND**
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $       71,612    $      123,770    $       96,233    $       19,571
Interest from Securities Lending, net (Note 8)                          584             1,753               940                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    412,999           304,544           255,298                --
Other Income                                                             --                --               579                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    485,195           430,067           353,050            19,571
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              252,443           285,546           250,140            12,140
Transfer Agent and Administrative Fees (Note 3)                      70,123            79,318            69,483             3,373
Accounting Fees (Note 3)                                             28,049            31,728            27,793             1,349
Interest Expense                                                         --                --                --                --
Trustees' Fees                                                        1,670             1,764             1,620                33
Service Fees (Note 3)                                                70,123            79,318            69,483             3,373
Custodian Fees                                                        7,759            10,466             7,155               317
Miscellaneous                                                        30,307            31,971            28,773             1,271
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  460,474           520,111           454,447            21,856
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         24,721           (90,044)         (101,397)           (2,285)
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               (54,193)       (2,310,933)           75,900            (3,188)
Equity Index Swaps                                                       --          (926,702)         (578,025)         (198,576)
Futures Contracts                                                 2,020,244         1,558,301         1,585,622          (165,809)
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                1,966,051        (1,679,334)        1,083,497          (367,573)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               530,063         2,349,939           910,615                --
Equity Index Swaps                                                       --        (1,271,768)          754,960           (15,129)
Futures Contracts                                                  (426,862)         (175,708)         (143,866)          (25,184)
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                103,201           902,463         1,521,709           (40,313)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    2,069,252          (776,871)        2,605,206          (407,886)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
    NET ASSETS FROM OPERATIONS                               $    2,093,973    $     (866,915)   $    2,503,809    $     (410,171)
=================================================================================================================================

                                                                                      INVERSE              U.S.
                                                                     MEKROS         SMALL-CAP        GOVERNMENT              JUNO
                                                                       FUND            FUND**         BOND FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      282,935    $      144,006    $    2,520,839    $    1,088,049
Interest from Securities Lending, net (Note 8)                        7,065                --                --                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    525,022                --                --                --
Other Income                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    815,022           144,006         2,520,839         1,088,049
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              555,936            95,008           276,602           455,084
Transfer Agent and Administrative Fees (Note 3)                     154,427            26,391           110,641           126,412
Accounting Fees (Note 3)                                             61,771            10,556            55,320            50,565
Interest Expense                                                         --                --                --         1,708,403
Trustees' Fees                                                        3,828               327             3,042             2,205
Service Fees (Note 3)                                               154,427            26,391           138,301           126,412
Custodian Fees                                                       15,656             4,400            16,167            12,092
Miscellaneous                                                        66,836            11,245            65,878            47,260
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                1,012,881           174,318           665,951         2,528,433
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       (197,859)          (30,312)        1,854,888        (1,440,384)
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (4,203,788)           (2,732)          930,852           (60,254)
Equity Index Swaps                                                1,654,675        (1,752,358)               --                --
Futures Contracts                                                 1,660,148          (791,835)       (4,256,476)       (4,419,674)
Securities Sold Short                                                    --                --                --        (2,196,461)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                 (888,965)       (2,546,925)       (3,325,624)       (6,676,389)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             2,285,309                --           250,135              (994)
Equity Index Swaps                                                1,135,416           (89,390)               --                --
Futures Contracts                                                   418,785           (14,093)          564,576            54,674
Securities Sold Short                                                    --                --                --           586,825
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              3,839,510          (103,483)          814,711           640,505
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    2,950,545        (2,650,408)       (2,510,913)       (6,035,884)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
    NET ASSETS FROM OPERATIONS                               $    2,752,686    $   (2,680,720)   $     (656,025)   $   (7,476,268)
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 159

--------------------------------------------------------------------------------

                                                                                                           LONG           INVERSE
                                                                  LARGE-CAP         LARGE-CAP           DYNAMIC           DYNAMIC
                                                                     EUROPE             JAPAN            DOW 30            DOW 30
                                                                       FUND              FUND            FUND**            FUND**
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      399,272    $      205,672    $       14,781    $       30,765
Interest from Securities Lending, net (Note 8)                           --                --                --                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                         --                --            51,950                --
Other Income                                                          4,801                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    404,073           205,672            66,731            30,765
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              258,685           165,142            23,960            18,119
Transfer Agent and Administrative Fees (Note 3)                      71,857            45,873             6,655             5,033
Accounting Fees (Note 3)                                             28,743            18,349             2,662             2,013
Trustees' Fees                                                          948             1,239                43                39
Service Fees (Note 3)                                                71,857            45,873             6,655             5,033
Custodian Fees                                                        6,963             4,922               958               473
Miscellaneous                                                        29,283            16,794             1,876             1,811
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  468,336           298,192            42,809            32,521
---------------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Distributor                                      --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Waived Expenses                                                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                        468,336           298,192            42,809            32,521
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (64,263)          (92,520)           23,922            (1,756)
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                    --              (224)           94,340                 2
Equity Index Swaps                                                6,003,573        (5,897,355)          413,338          (381,865)
Futures Contracts                                                    53,900          (883,028)          325,774            (8,023)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                6,057,473        (6,780,607)          833,452          (389,886)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                    --                --           303,097                --
Equity Index Swaps                                                 (439,441)          375,570             9,579           (13,425)
Futures Contracts                                                   (35,387)           (6,551)           53,336          (105,806)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               (474,828)          369,019           366,012          (119,231)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    5,582,645        (6,411,588)        1,199,464          (509,117)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                          $    5,518,382    $   (6,504,108)   $    1,223,386    $     (510,873)
=================================================================================================================================

 *    Net of foreign tax withheld of $0, $0, $0, $0, $0, $0, $0, $0, $0, $0,
      $7,039, and $0, respectively.

**    Since the commencement of operations: May 3, 2004.

                                              See Notes to Financial Statements.


160 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                  Period Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                  SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                                                                      VALUE             VALUE             VALUE            GROWTH
                                                                     FUND**            FUND**            FUND**            FUND**
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        1,812    $        1,103    $          845    $        1,579
Interest from Securities Lending, net (Note 8)                          457               120               161               828
Dividends, Net of Foreign Tax Withheld* (Note 1)                    245,544           105,933           139,704            62,921
Other Income                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    247,813           107,156           140,710            65,328
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              122,821            54,654            49,463            94,288
Transfer Agent and Administrative Fees (Note 3)                      40,940            18,218            16,488            31,429
Accounting Fees (Note 3)                                             16,376             7,287             6,595            12,572
Trustees' Fees                                                          266               141               116               181
Service Fees (Note 3)                                                40,940            18,218            16,488            31,429
Custodian Fees                                                        3,893             1,763             1,562             2,956
Miscellaneous                                                        10,469             6,278             4,340             8,578
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  235,705           106,559            95,052           181,433
---------------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Distributor                                      --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Waived Expenses                                                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                        235,705           106,559            95,052           181,433
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         12,108               597            45,658          (116,105)
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               642,562            66,901          (113,593)         (404,399)
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --            22,213                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                  642,562            89,114          (113,593)         (404,399)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             4,318,874         1,461,223         1,221,109         3,216,988
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              4,318,874         1,461,223         1,221,109         3,216,988
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    4,961,436         1,550,337         1,107,516         2,812,589
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                          $    4,973,544    $    1,550,934    $    1,153,174    $    2,696,484
=================================================================================================================================

                                                                                                                             U.S.
                                                                    MID-CAP         LARGE-CAP            SECTOR        GOVERNMENT
                                                                     GROWTH            GROWTH          ROTATION             MONEY
                                                                     FUND**            FUND**              FUND       MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $          586    $          436    $        6,387    $    3,899,901
Interest from Securities Lending, net (Note 8)                          303                70             1,847                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                     40,377           188,182           245,898                --
Other Income                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                     41,266           188,688           254,132         3,899,901
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                               44,149            40,107           207,760         1,507,834
Transfer Agent and Administrative Fees (Note 3)                      14,716            13,369            57,711           603,133
Accounting Fees (Note 3)                                              5,887             5,348            23,084           286,130
Trustees' Fees                                                          112                85             1,228            18,599
Service Fees (Note 3)                                                14,716            13,369            57,711           753,917
Custodian Fees                                                        1,412             1,404             6,763            72,491
Miscellaneous                                                         3,669             3,337            19,636           344,781
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                   84,661            77,019           373,893         3,586,885
---------------------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Distributor                                      --                --                --          (286,105)
---------------------------------------------------------------------------------------------------------------------------------
    Total Waived Expenses                                                --                --                --          (286,105)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                         84,661            77,019           373,893         3,300,780
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (43,395)          111,669          (119,761)          599,121
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (1,385,920)         (424,470)          456,383                --
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (1,385,920)         (424,470)          456,383                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             1,415,176         1,026,831         1,404,987                --
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              1,415,176         1,026,831         1,404,987                --
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                       29,256           602,361         1,861,370                --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                          $      (14,139)   $      714,030    $    1,741,609    $      599,121
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 161

--------------------------------------------------------------------------------

                                                                                        BASIC              BIO-          CONSUMER
                                                                    BANKING         MATERIALS        TECHNOLOGY          PRODUCTS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        2,193    $        3,186    $        2,395    $        2,650
Interest from Securities Lending, net (Note 8)                          984             1,917             3,832             1,602
Dividends, Net of Foreign Tax Withheld* (Note 1)                    529,755           591,426             7,477           526,887
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    532,932           596,529            13,704           531,139
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              174,028           269,583           142,694           232,254
Transfer Agent and Administrative Fees (Note 3)                      51,185            79,289            41,969            68,310
Accounting Fees (Note 3)                                             20,474            31,716            16,788            27,324
Trustees' Fees                                                          916             1,443             1,031             1,159
Service Fees (Note 3)                                                51,185            79,289            41,969            68,310
Custodian Fees                                                        5,082             8,031             5,158             6,773
Miscellaneous                                                        21,346            31,241            18,119            28,308
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  324,216           500,592           267,728           432,438
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        208,716            95,937          (254,024)           98,701
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             1,845,200         2,971,342        (2,732,481)       (1,467,922)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                1,845,200         2,971,342        (2,732,481)       (1,467,922)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               313,551         2,699,467          (376,774)        1,868,349
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                313,551         2,699,467          (376,774)        1,868,349
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    2,158,751         5,670,809        (3,109,255)          400,427
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    2,367,467    $    5,766,746    $   (3,363,279)   $      499,128
=================================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $131, $617, $1,259, $0, $94, $33,603, $0,
      $234, $0, $0, $43, AND $11,439, RESPECTIVELY.

                                              See Notes to Financial Statements.


162 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                    Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                                                         ENERGY         FINANCIAL
                                                                ELECTRONICS            ENERGY          SERVICES          SERVICES
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        1,075    $        4,324    $        2,418    $        2,713
Interest from Securities Lending, net (Note 8)                        1,619             4,429             1,949             1,817
Dividends, Net of Foreign Tax Withheld* (Note 1)                     18,239           740,778            75,089           650,134
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                     20,933           749,531            79,456           654,664
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                               71,558           395,326           172,705           230,474
Transfer Agent and Administrative Fees (Note 3)                      21,047           116,272            50,795            67,786
Accounting Fees (Note 3)                                              8,418            46,509            20,318            27,115
Trustees' Fees                                                          792             1,723               738             1,172
Service Fees (Note 3)                                                21,047           116,272            50,795            67,786
Custodian Fees                                                        2,055            11,465             5,584             7,098
Miscellaneous                                                         9,417            45,323            18,548            25,963
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  134,334           732,890           319,483           427,394
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       (113,401)           16,641          (240,027)          227,270
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               452,350         3,764,934          (666,151)        2,993,017
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                  452,350         3,764,934          (666,151)        2,993,017
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (1,990,020)        7,203,445         4,338,770         1,012,134
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (1,990,020)        7,203,445         4,338,770         1,012,134
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (1,537,670)       10,968,379         3,672,619         4,005,151
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (1,651,071)   $   10,985,020    $    3,432,592    $    4,232,421
=================================================================================================================================

                                                                     HEALTH                                              PRECIOUS
                                                                       CARE          INTERNET           LEISURE            METALS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        3,160    $        2,761    $        2,596    $        4,283
Interest from Securities Lending, net (Note 8)                        3,114             5,301             7,026            27,968
Dividends, Net of Foreign Tax Withheld* (Note 1)                    261,441            14,321           189,559           293,428
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    267,715            22,383           199,181           325,679
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              248,170           220,936           203,292           265,661
Transfer Agent and Administrative Fees (Note 3)                      72,991            64,981            59,792            88,554
Accounting Fees (Note 3)                                             29,196            25,992            23,917            35,421
Trustees' Fees                                                        1,507             1,262             1,158             2,097
Service Fees (Note 3)                                                72,991            64,981            59,792            88,554
Custodian Fees                                                        7,511             6,696             6,222             9,170
Miscellaneous                                                        29,642            22,472            20,889            27,731
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  462,008           407,320           375,062           517,188
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       (194,293)         (384,937)         (175,881)         (191,509)
=================================================================================================================================
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (4,048,919)       (1,703,305)        2,075,047        (4,346,436)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (4,048,919)       (1,703,305)        2,075,047        (4,346,436)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             2,251,151         3,280,437         3,561,300        (7,741,810)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              2,251,151         3,280,437         3,561,300        (7,741,810)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (1,797,768)        1,577,132         5,636,347       (12,088,246)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (1,992,061)   $    1,192,195    $    5,460,466    $  (12,279,755)
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 163

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       REAL                                              TELECOM-
                                                                     ESTATE         RETAILING        TECHNOLOGY       MUNICATIONS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        1,454    $        1,913    $        1,727    $        1,952
Interest from Securities Lending, net (Note 8)                          423             3,005             1,740             3,706
Dividends, Net of Foreign Tax Withheld* (Note 1)                    910,207           128,794           210,122           292,081
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    912,084           133,712           213,589           297,739
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              167,883           151,715           149,453           169,533
Transfer Agent and Administrative Fees (Note 3)                      49,378            44,622            43,957            49,863
Accounting Fees (Note 3)                                             19,751            17,849            17,583            19,945
Trustees' Fees                                                          931               955             1,200               882
Service Fees (Note 3)                                                49,378            44,622            43,957            49,863
Custodian Fees                                                        5,206             4,592             4,742             5,337
Tax Expense                                                           3,544                --                --                --
Miscellaneous                                                        15,680            17,368            15,966            18,221
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  311,751           281,723           276,858           313,644
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        600,333          (148,011)          (63,269)          (15,905)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (1,998,721)         (260,600)       (1,513,746)         (320,328)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (1,998,721)         (260,600)       (1,513,746)         (320,328)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             3,905,052         1,158,987           236,415         2,929,686
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              3,905,052         1,158,987           236,415         2,929,686
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    1,906,331           898,387        (1,277,331)        2,609,358
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    2,506,664    $      750,376    $   (1,340,600)   $    2,593,453
=================================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $18,160, $258, AND $0,
      RESPECTIVELY.

                                              See Notes to Financial Statements.


164 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                    Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                             TRANSPORTATION         UTILITIES
                                                                       FUND              FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        2,252    $        1,271
Interest from Securities Lending, net (Note 8)                        9,813             1,872
Dividends, Net of Foreign Tax Withheld* (Note 1)                    167,195           549,250
---------------------------------------------------------------------------------------------
    Total Income                                                    179,260           552,393
---------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 3)                                              178,915           129,965
Transfer Agent and Administrative Fees (Note 3)                      52,622            38,225
Accounting Fees (Note 3)                                             21,049            15,290
Trustees' Fees                                                          615               673
Service Fees (Note 3)                                                52,622            38,225
Custodian Fees                                                        5,148             4,021
Tax Expense                                                              --                --
Miscellaneous                                                        16,685            12,665
---------------------------------------------------------------------------------------------
    Total Expenses                                                  327,656           239,064
---------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       (148,396)          313,329
=============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (1,111,192)        1,405,192
---------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (1,111,192)        1,405,192
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             7,775,218         1,370,754
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              7,775,218         1,370,754
---------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    6,664,026         2,775,946
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    6,515,630    $    3,089,275
=============================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 165

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         NOVA FUND                           URSA FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      362,006    $       41,274    $     (130,845)   $     (244,634)
Net Realized Gain (Loss) on Investments                           8,220,111         9,623,373       (10,748,044)      (11,728,008)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                3,128,188         7,640,896           (29,346)         (835,892)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            11,710,305        17,305,543       (10,908,235)      (12,808,534)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                               (40,441)               --                --                --
Realized Gain on Investment                                              --                --                --                --
Return of Capital                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                             (40,441)               --                --                --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  677,100,271       403,934,995       468,800,872       537,797,863
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                            40,441                --                --                --
COST OF SHARES REDEEMED                                        (640,426,112)     (373,442,213)     (456,638,548)     (543,363,134)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      36,714,600        30,492,782        12,162,324        (5,565,271)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            48,384,464        47,798,325         1,254,089       (18,373,805)
NET ASSETS--BEGINNING OF YEAR                                    81,815,566        34,017,241        17,821,535        36,195,340
=================================================================================================================================
NET ASSETS--END OF YEAR                                      $  130,200,030    $   81,815,566    $   19,075,624    $   17,821,535
=================================================================================================================================


                                                                         OTC FUND
---------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR
                                                                      ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (226,946)   $   (1,346,818)
Net Realized Gain (Loss) on Investments                           6,075,248         9,844,899
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                2,159,542        32,550,500
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             8,007,844        41,048,581
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                              --                --
Return of Capital                                                        --                --
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  839,741,462       650,650,500
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --
COST OF SHARES REDEEMED                                        (784,108,500)     (641,498,381)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      55,632,962         9,152,119
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            63,640,806        50,200,700
NET ASSETS--BEGINNING OF YEAR                                   127,835,515        77,634,815
=============================================================================================
NET ASSETS--END OF YEAR                                      $  191,476,321    $  127,835,515
=============================================================================================

                                              See Notes to Financial Statements.


166 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                        ARKTOS FUND                      TITAN 500 FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $      (154,079)   $     (273,979)   $       24,721    $      (82,522)
Net Realized Gain (Loss) on Investments                         (14,449,007)      (18,845,261)        1,966,051         5,545,055
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,366,638        (2,058,464)          103,201         2,265,688
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           (13,236,448)      (21,177,704)        2,093,973         7,728,221
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                              --          (463,435)       (3,242,906)       (3,872,004)
Return of Capital                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --          (463,435)       (3,242,906)       (3,872,004)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                1,086,893,530       653,818,874       320,162,911       196,423,855
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --           463,435         7,114,909         3,872,004
COST OF SHARES REDEEMED                                      (1,084,292,470)     (622,306,624)     (327,504,490)     (175,845,415)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       2,601,060        31,975,685          (226,670)       24,450,444
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (10,635,388)       10,334,546        (1,375,603)       28,306,661
NET ASSETS--BEGINNING OF YEAR                                    34,563,085        24,228,539        30,428,257         2,121,596
=================================================================================================================================
NET ASSETS--END OF YEAR                                     $    23,927,697    $   34,563,085    $   29,052,654    $   30,428,257
=================================================================================================================================


                                                                    VELOCITY 100 FUND                      MEDIUS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $       (90,044)   $     (156,450)   $     (101,397)   $      (80,616)
Net Realized Gain (Loss) on Investments                          (1,679,334)        3,347,909         1,083,497         3,107,517
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                  902,463         4,022,533         1,521,709         1,694,894
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (866,915)        7,213,992         2,503,809         4,721,795
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            (1,275,643)               --                --                --
Realized Gain on Investment                                         (75,105)       (3,604,922)       (1,999,114)       (1,635,558)
Return of Capital                                                  (411,759)               --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                          (1,762,507)       (3,604,922)       (1,999,114)       (1,635,558)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  502,274,497       351,821,838       304,396,861       231,342,986
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                         1,762,507         3,604,922         1,999,115         1,635,558
COST OF SHARES REDEEMED                                        (484,440,775)     (321,750,298)     (291,283,425)     (224,227,677)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      19,596,229        33,676,462        15,112,551         8,750,867
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            16,966,807        37,285,532        15,617,246        11,837,104
NET ASSETS--BEGINNING OF YEAR                                    40,631,995         3,346,463        18,544,297         6,707,193
=================================================================================================================================
NET ASSETS--END OF YEAR                                     $    57,598,802    $   40,631,995    $   34,161,543    $   18,544,297
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 167

--------------------------------------------------------------------------------

                                                                 INVERSE
                                                              MID-CAP FUND              MEKROS FUND
---------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                      2004*              2004              2003
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       (2,285)   $     (197,859)   $     (237,169)
Net Realized Gain (Loss) on Investments                            (367,573)         (888,965)       16,438,576
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                   (40,313)        3,839,510         3,618,279
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                                (410,171)        2,752,686        19,819,686
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --
Realized Gain on Investment                                              --        (2,733,522)      (13,820,181)
---------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --        (2,733,522)      (13,820,181)
===============================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   25,668,229       976,494,702       550,390,026
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --         2,733,522        13,820,181
COST OF SHARES REDEEMED                                         (23,939,211)     (989,593,393)     (460,161,802)
===============================================================================================================
 NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       1,729,018       (10,365,169)      104,048,405
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             1,318,847       (10,346,005)      110,047,910
NET ASSETS - BEGINNING OF PERIOD                                         --       122,994,801        12,946,891
===============================================================================================================
NET ASSETS - END OF PERIOD                                   $    1,318,847    $  112,648,796    $  122,994,801
===============================================================================================================

                                                                INVERSE                 U.S. GOVERNMENT
                                                             SMALL-CAP FUND                BOND FUND
---------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                      2004*              2004              2003
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (30,312)   $    1,854,888    $    1,199,536
Net Realized Gain (Loss) on Investments                          (2,546,925)       (3,325,624)          591,756
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                  (103,483)          814,711          (715,625)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                              (2,680,720)         (656,025)        1,075,667
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --        (1,854,888)       (1,202,776)
Realized Gain on Investment                                              --        (2,222,111)       (1,602,254)
---------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --        (4,076,999)       (2,805,030)
===============================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  160,480,852       538,567,559       387,766,317
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --         4,076,908         2,805,030
COST OF SHARES REDEEMED                                        (153,456,336)     (554,560,732)     (348,673,786)
===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       7,024,516       (11,916,265)       41,897,561
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             4,343,796       (16,649,289)       40,168,198
NET ASSETS - BEGINNING OF PERIOD                                         --        65,358,381        25,190,183
===============================================================================================================
NET ASSETS - END OF PERIOD                                   $    4,343,796    $   48,709,092    $   65,358,381
===============================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003.

                                              See Notes to Financial Statements.


168 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                             JUNO                           LARGE-CAP
                                                                             FUND                          EUROPE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR            PERIOD              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004            2003**              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $   (1,440,384)   $     (106,644)   $      (64,263)   $      (84,676)
Net Realized Gain (Loss) on Investments                          (6,676,389)          679,493         6,057,473         5,604,710
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                   640,505           (79,239)         (474,828)        1,446,579
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                              (7,476,268)          493,610         5,518,382         6,966,613
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --        (6,158,766)               --
Realized Gain on Investment                                        (493,610)               --          (146,665)       (6,433,360)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (493,610)               --        (6,305,431)       (6,433,360)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  340,781,200       195,649,061       233,795,199       149,850,310
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           493,610                --         6,305,431         6,433,360
COST OF SHARES REDEEMED                                        (314,561,977)     (173,787,830)     (222,761,894)     (121,456,209)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      26,712,833        21,861,231        17,338,736        34,827,461
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            18,742,955        22,354,841        16,551,687        35,360,714
NET ASSETS - BEGINNING OF PERIOD                                 22,354,841                --        38,442,562         3,081,848
=================================================================================================================================
NET ASSETS - END OF PERIOD                                   $   41,097,796    $   22,354,841    $   54,994,249    $   38,442,562
=================================================================================================================================

                                                                        LARGE-CAP
                                                                        JAPAN FUND
---------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR
                                                                      ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (92,520)   $      (91,270)
Net Realized Gain (Loss) on Investments                          (6,780,607)       (4,377,773)
Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                   369,019           398,460
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    from Operations                                              (6,504,108)       (4,070,583)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                              --                --
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  274,604,719       224,872,561
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --
COST OF SHARES REDEEMED                                        (265,414,004)     (212,850,090)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       9,190,715        12,022,471
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             2,686,607         7,951,888
NET ASSETS - BEGINNING OF PERIOD                                 11,541,484         3,589,596
=============================================================================================
NET ASSETS - END OF PERIOD                                   $   14,228,091    $   11,541,484
=============================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 169

--------------------------------------------------------------------------------

                                                              LONG DYNAMIC    INVERSE DYNAMIC      SMALL-CAP
                                                              DOW 30 FUND       DOW 30 FUND        VALUE FUND
---------------------------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD            PERIOD
                                                                      ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                      2004*             2004*             2004*
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       23,922    $       (1,756)   $       12,108
Net Realized Gain (Loss) on Investments                             833,452          (389,886)          642,562
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                  366,012          (119,231)        4,318,874
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             1,223,386          (510,873)        4,973,544
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                              (428,282)               --           (22,072)
Realized Gain on Investment                                         (44,981)          (75,845)       (1,321,637)
---------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (473,263)          (75,845)       (1,343,709)
===============================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  104,259,013        28,429,636       166,808,498
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           473,263            75,845         1,343,709
COST OF SHARES REDEEMED                                         (95,063,056)      (24,734,465)     (124,508,526)
===============================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                9,669,220         3,771,016        43,643,681
---------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                       10,419,343         3,184,298        47,273,516
NET ASSETS - BEGINNING OF PERIOD                                         --                --                --
===============================================================================================================
NET ASSETS - END OF PERIOD                                   $   10,419,343    $    3,184,298    $   47,273,516
===============================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

                                              See Notes to Financial Statements.


170 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                MID-CAP          LARGE-CAP         SMALL-CAP          MID-CAP
                                                               VALUE FUND        VALUE FUND       GROWTH FUND       GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD            PERIOD            PERIOD
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                      2004*             2004*             2004*             2004*
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $          597    $       45,658    $     (116,105)   $      (43,395)
Net Realized Gain (Loss) on Investments                              89,114          (113,593)         (404,399)       (1,385,920)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,461,223         1,221,109         3,216,988         1,415,176
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             1,550,934         1,153,174         2,696,484           (14,139)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                (2,716)          (43,247)               --                --
Realized Gain on Investment                                      (1,028,497)         (122,982)         (388,437)               --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                          (1,031,213)         (166,229)         (388,437)               --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  145,080,950       112,952,676       206,473,307       112,362,627
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                         1,031,214           166,229           388,437                --
COST OF SHARES REDEEMED                                        (127,153,333)     (102,961,971)     (178,900,425)      (91,646,456)
=================================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS               18,958,831        10,156,934        27,961,319        20,716,171
---------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                       19,478,552        11,143,879        30,269,366        20,702,032
NET ASSETS - BEGINNING OF PERIOD                                         --                --                --                --
=================================================================================================================================
NET ASSETS - END OF PERIOD                                   $   19,478,552    $   11,143,879    $   30,269,366    $   20,702,032
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 171

--------------------------------------------------------------------------------

                                                               LARGE-CAP                SECTOR ROTATION
                                                              GROWTH FUND                    FUND
---------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                      2004*              2004              2003
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      111,669    $     (119,761)   $      (86,467)
Net Realized Gain (Loss) on Investments                            (424,470)          456,383           199,930
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,026,831         1,404,987         2,671,217
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations               714,030         1,741,609         2,784,680
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                              (107,055)               --                --
Realized Gain on Investment                                        (125,768)               --                --
---------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (232,823)               --                --
===============================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  110,437,239        46,275,706        34,469,458
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           232,823                --                --
COST OF SHARES REDEEMED                                         (91,139,545)      (40,863,604)      (23,329,062)
===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      19,530,517         5,412,102        11,140,396
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            20,011,724         7,153,711        13,925,076
NET ASSETS - BEGINNING OF PERIOD                                         --        20,593,731         6,668,655
===============================================================================================================
NET ASSETS - END OF PERIOD                                   $   20,011,724    $   27,747,442    $   20,593,731
===============================================================================================================

                                                                     U.S. GOVERNMENT
                                                                    MONEY MARKET FUND
---------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR
                                                                      ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      599,121    $       31,665
Net Realized Gain (Loss) on Investments                                  --               (33)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                       --                --
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations               599,121            31,632
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                              (599,121)          (31,663)
Realized Gain on Investment                                              --                --
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (599,121)          (31,663)
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                1,972,975,071     2,702,076,887
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           599,199            31,663
COST OF SHARES REDEEMED                                      (2,038,389,174)   (2,728,568,210)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (64,814,904)      (26,459,660)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (64,814,904)      (26,459,691)
NET ASSETS - BEGINNING OF PERIOD                                232,492,901       258,952,592
=============================================================================================
NET ASSETS - END OF PERIOD                                   $  167,677,997    $  232,492,901
=============================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

                                              See Notes to Financial Statements.


172 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                              BASIC
                                                                       BANKING FUND                       MATERIALS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      208,716    $       87,982    $       95,937    $       15,788
Net Realized Gain (Loss) on Investments                           1,845,200         1,068,269         2,971,342         1,357,868
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                  313,551           939,638         2,699,467         3,456,467
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             2,367,467         2,095,889         5,766,746         4,830,123
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                               (87,982)          (48,501)          (15,788)           (8,471)
Realized Gain on Investment                                        (675,576)               --          (896,336)               --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (763,558)          (48,501)         (912,124)           (8,471)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  124,491,844       100,981,465       183,981,709       138,932,693
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           763,558            48,501           912,123             8,471
COST OF SHARES REDEEMED                                        (122,054,600)      (90,970,052)     (188,147,370)     (100,102,785)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       3,200,802        10,059,914        (3,253,538)       38,838,379
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             4,804,711        12,107,302         1,601,084        43,660,031
NET ASSETS - BEGINNING OF PERIOD                                 17,115,028         5,007,726        44,560,693           900,662
=================================================================================================================================
NET ASSETS - END OF PERIOD                                   $   21,919,739    $   17,115,028    $   46,161,777    $   44,560,693
=================================================================================================================================


                                                                      BIOTECHNOLOGY                          CONSUMER
                                                                           FUND                            PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (254,024)   $     (157,021)   $       98,701    $        8,514
Net Realized Gain (Loss) on Investments                          (2,732,481)         (540,830)       (1,467,922)          484,691
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                 (376,774)        1,733,969         1,868,349           822,685
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (3,363,279)        1,036,118           499,128         1,315,890
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --            (8,514)           (7,419)
Realized Gain on Investment                                              --                --          (366,859)          (79,427)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --          (375,373)          (86,846)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  199,318,738       145,115,461       164,280,345        66,804,158
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --           375,373            86,846
COST OF SHARES REDEEMED                                        (201,924,540)     (137,169,386)     (149,165,001)      (65,454,686)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      (2,605,802)        7,946,075        15,490,717         1,436,318
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            (5,969,081)        8,982,193        15,614,472         2,665,362
NET ASSETS - BEGINNING OF PERIOD                                 12,557,412         3,575,219         8,818,460         6,153,098
=================================================================================================================================
NET ASSETS - END OF PERIOD                                   $    6,588,331    $   12,557,412    $   24,432,932    $    8,818,460
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 173

--------------------------------------------------------------------------------

                                                                       ELECTRONICS                            ENERGY
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (113,401)   $     (164,309)   $       16,641    $        2,902
Net Realized Gain (Loss) on Investments                             452,350        (1,750,944)        3,764,934           328,296
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               (1,990,020)        3,018,119         7,203,445         1,861,724
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (1,651,071)        1,102,866        10,985,020         2,192,922
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --            (2,902)               --
Realized Gain on Investment                                              --                --           (19,777)               --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --           (22,679)               --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  127,993,084       160,585,681       211,381,026       112,136,062
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --            22,679                --
COST OF SHARES REDEEMED                                        (141,970,932)     (138,154,139)     (193,697,442)      (88,330,573)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (13,977,848)       22,431,542        17,706,263        23,805,489
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (15,628,919)       23,534,408        28,668,604        25,998,411
NET ASSETS - BEGINNING OF YEAR                                   27,918,249         4,383,841        31,832,058         5,833,647
=================================================================================================================================
NET ASSETS - END OF YEAR                                     $   12,289,330    $   27,918,249    $   60,500,662    $   31,832,058
=================================================================================================================================

                                                                     ENERGY SERVICES
                                                                           FUND
---------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR
                                                                      ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (240,027)   $      (49,438)
Net Realized Gain (Loss) on Investments                            (666,151)         (634,164)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                4,338,770           372,677
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             3,432,592          (310,925)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                              --                --
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  194,518,793       129,065,660
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --
COST OF SHARES REDEEMED                                        (176,389,181)     (125,427,736)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      18,129,612         3,637,924
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            21,562,204         3,326,999
NET ASSETS - BEGINNING OF YEAR                                    7,754,281         4,427,282
=============================================================================================
NET ASSETS - END OF YEAR                                     $   29,316,485    $    7,754,281
=============================================================================================

                                              See Notes to Financial Statements.


174 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                                    FINANCIAL SERVICES                     HEALTH CARE
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      227,270    $       56,477    $     (194,293)   $     (119,055)
Net Realized Gain (Loss) on Investments                           2,993,017           304,534        (4,048,919)           77,261
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,012,134           922,451         2,251,151         1,826,299
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             4,232,421         1,283,462        (1,992,061)        1,784,505
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                               (56,477)          (17,051)               --                --
Realized Gain on Investment                                              --                --          (280,656)               --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                             (56,477)          (17,051)         (280,656)               --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  135,746,956       150,394,455       187,573,599       165,734,777
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                            56,477            17,051           280,657                --
COST OF SHARES REDEEMED                                        (110,380,869)     (138,844,482)     (183,025,743)     (144,804,247)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      25,422,564        11,567,024         4,828,513        20,930,530
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            29,598,508        12,833,435         2,555,796        22,715,035
NET ASSETS - BEGINNING OF YEAR                                   15,581,191         2,747,756        27,879,518         5,164,483
=================================================================================================================================
NET ASSETS - END OF YEAR                                     $   45,179,699    $   15,581,191    $   30,435,314    $   27,879,518
=================================================================================================================================

                                                                         INTERNET                            LEISURE
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (384,937)   $     (140,230)   $     (175,881)   $      (38,085)
Net Realized Gain (Loss) on Investments                          (1,703,305)         (784,989)        2,075,047           544,615
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                3,280,437         3,854,984         3,561,300         1,913,050
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             1,192,195         2,929,765         5,460,466         2,419,580
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                              --                --          (176,049)               --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --          (176,049)               --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  173,982,802       101,859,827       142,260,736       124,654,537
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --           176,049                --
COST OF SHARES REDEEMED                                        (163,354,081)      (83,391,529)     (125,982,350)      (99,072,809)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      10,628,721        18,468,298        16,454,435        25,581,728
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            11,820,916        21,398,063        21,738,852        28,001,308
NET ASSETS - BEGINNING OF YEAR                                   25,101,009         3,702,946        30,016,036         2,014,728
=================================================================================================================================
NET ASSETS - END OF YEAR                                     $   36,921,925    $   25,101,009    $   51,754,888    $   30,016,036
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 175

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                         PRECIOUS                          REAL ESTATE
                                                                       METALS FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (191,509)   $      (99,371)   $      600,333    $      262,380
Net Realized Gain (Loss) on Investments                          (4,346,436)         (762,245)       (1,998,721)          805,833
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               (7,741,810)        8,327,537         3,905,052         1,090,483
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           (12,279,755)        7,465,921         2,506,664         2,158,696
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --          (114,086)         (316,642)
Realized Gain on Investment                                              --                --          (385,202)         (539,225)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --          (499,288)         (855,867)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  227,819,060       222,563,028       250,440,684       114,889,069
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --           499,288           855,867
COST OF SHARES REDEEMED                                        (225,101,989)     (224,261,831)     (238,214,879)     (106,766,765)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       2,717,071        (1,698,803)       12,725,093         8,978,171
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            (9,562,684)        5,767,118        14,732,469        10,281,000
NET ASSETS -- BEGINNING OF YEAR                                  44,605,754        38,838,636        12,182,722         1,901,722
=================================================================================================================================
NET ASSETS -- END OF YEAR                                    $   35,043,070    $   44,605,754    $   26,915,191    $   12,182,722
=================================================================================================================================

                                                                        RETAILING
                                                                           FUND
---------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR
                                                                      ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (148,011)   $     (104,905)
Net Realized Gain (Loss) on Investments                            (260,600)          156,865
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,158,987         2,495,981
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations               750,376         2,547,941
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                        (865,536)          (64,492)
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (865,536)          (64,492)
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  100,889,298        86,085,351
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           865,536            64,492
COST OF SHARES REDEEMED                                         (95,988,454)      (76,585,644)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       5,766,380         9,564,199
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             5,651,220        12,047,648
NET ASSETS -- BEGINNING OF YEAR                                  15,149,169         3,101,521
=============================================================================================
NET ASSETS -- END OF YEAR                                    $   20,800,389    $   15,149,169
=============================================================================================

                                              See Notes to Financial Statements.


176 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                        TECHNOLOGY                      TELECOMMUNICATIONS
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (63,269)   $     (200,746)   $      (15,905)   $      (11,378)
Net Realized Gain (Loss) on Investments                          (1,513,746)          454,360          (320,328)         (581,652)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                  236,415         2,144,236         2,929,686         1,614,830
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (1,340,600)        2,397,850         2,593,453         1,021,800
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                      (1,130,753)       (1,373,910)               --               (77)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                          (1,130,753)       (1,373,910)               --               (77)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  120,344,071       167,024,357       169,150,792        66,566,298
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                         1,130,753         1,373,910                --                77
COST OF SHARES REDEEMED                                        (119,725,789)     (153,802,069)     (156,096,553)      (59,150,550)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       1,749,035        14,596,198        13,054,239         7,415,825
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                              (722,318)       15,620,138        15,647,692         8,437,548
NET ASSETS -- BEGINNING OF YEAR                                  20,641,083         5,020,945        14,543,088         6,105,540
=================================================================================================================================
NET ASSETS -- END OF YEAR                                    $   19,918,765    $   20,641,083    $   30,190,780    $   14,543,088
=================================================================================================================================

                                                                      TRANSPORTATION                        UTILITIES
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (148,396)   $      (29,296)   $      313,329    $      265,543
Net Realized Gain (Loss) on Investments                          (1,111,192)          399,470         1,405,192         1,934,205
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                7,775,218           385,698         1,370,754          (101,993)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             6,515,630           755,872         3,089,275         2,097,755
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --          (265,543)         (176,841)
Realized Gain on Investment                                        (315,578)               --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (315,578)               --          (265,543)         (176,841)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  122,599,361        43,242,848       138,522,407       183,355,226
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           315,578                --           265,543           176,841
COST OF SHARES REDEEMED                                         (89,813,713)      (42,267,397)     (133,139,508)     (195,868,474)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      33,101,226           975,451         5,648,442       (12,336,407)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            39,301,278         1,731,323         8,472,174       (10,415,493)
NET ASSETS -- BEGINNING OF YEAR                                   8,032,151         6,300,828        13,430,018        23,845,511
=================================================================================================================================
NET ASSETS -- END OF YEAR                                    $   47,333,429    $    8,032,151    $   21,902,192    $   13,430,018
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 177

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.


                                                   NET REALIZED     NET INCREASE
                         NET ASSET       NET            AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                          VALUE,     INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET        FROM NET          FROM
                         BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED        RETURN OF
                         OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS      CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
   DECEMBER 31, 2004        $ 7.21    $   .03          $ 1.02          $ 1.05           $  (--)ss.       $   --          $  --
   December 31, 2003          5.18        .01            2.02            2.03               --               --             --
   December 31, 2002          8.67       (.01)          (3.07)          (3.08)            (.41)              --             --
   December 31, 2001         13.88        .30           (3.81)          (3.51)           (1.70)              --             --
   December 31, 2000         18.57        .74           (4.16)          (3.42)            (.15)           (1.12)            --
URSA FUND
   DECEMBER 31, 2004          5.77       (.02)           (.56)           (.58)              --               --             --
   December 31, 2003          7.57       (.04)          (1.76)          (1.80)              --               --             --
   December 31, 2002          6.29       (.02)           1.38            1.36             (.08)              --             --
   December 31, 2001          6.09        .12             .88            1.00             (.80)              --             --
   December 31, 2000          5.35        .22             .70             .92             (.18)              --             --
OTC FUND
   DECEMBER 31, 2004         13.16       (.02)           1.25            1.23               --               --             --
   December 31, 2003          9.05       (.13)           4.24            4.11               --               --             --
   December 31, 2002         14.80       (.17)          (5.58)          (5.75)              --               --             --
   December 31, 2001         22.83       (.23)          (7.80)          (8.03)              --               --             --
   December 31, 2000         38.52       (.44)         (13.50)         (13.94)              --            (1.75)            --
ARKTOS FUND
   DECEMBER 31, 2004         24.09       (.08)          (2.77)          (2.85)              --               --             --
   December 31, 2003         39.04       (.22)         (14.33)         (14.55)              --             (.40)            --
   December 31, 2002         29.48       (.19)          10.22           10.03             (.47)              --             --
   December 31, 2001*        25.00        .03            4.45            4.48               --               --             --
TITAN 500 FUND
   DECEMBER 31, 2004         21.59        .02            2.98            3.00               --            (4.76)            --
   December 31, 2003         16.09       (.11)           8.95            8.84               --            (3.34)            --
   December 31, 2002         29.87       (.09)         (13.65)         (13.74)              --             (.04)            --
   December 31, 2001*        25.00       (.25)           5.12            4.87               --               --             --
VELOCITY 100 FUND
   DECEMBER 31, 2004         21.73       (.06)           2.76            2.70             (.97)            (.06)          (.31)
   December 31, 2003         11.90       (.21)          11.95           11.74               --            (1.91)            --
   December 31, 2002         38.97       (.13)         (26.94)         (27.07)              --               --             --
   December 31, 2001*        25.00       (.59)          14.56           13.97               --               --             --
MEDIUS FUND
   DECEMBER 31, 2004         24.74       (.09)           4.96            4.87               --            (3.11)            --
   December 31, 2003         17.77       (.12)           9.44            9.32               --            (2.35)            --
   December 31, 2002         31.21       (.12)          (7.18)          (7.30)              --            (6.14)            --
   December 31, 2001*        25.00       (.20)           6.88            6.68               --             (.47)            --
                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                   ----------------------------------
                                       NET INCREASE   NET ASSET                                NET                   NET ASSETS,
                                       (DECREASE) IN    VALUE,       TOTAL                 INVESTMENT   PORTFOLIO      END OF
                            TOTAL        NET ASSET      END OF     INVESTMENT     TOTAL      INCOME      TURNOVER   PERIOD (000'S
                        DISTRIBUTIONS      VALUE        PERIOD       RETURN     EXPENSES     (LOSS)      RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
   DECEMBER 31, 2004       $    (--)ss.   $ 1.05      $    8.26      14.62%       1.46%       0.41%         654%       $130,200
   December 31, 2003             --         2.03           7.21      39.19%       1.54%       0.09%         729%         81,816
   December 31, 2002           (.41)       (3.49)          5.18     (35.72)%      1.72%      (0.14)%        570%         34,017
   December 31, 2001          (1.70)       (5.21)          8.67     (23.58)%      1.45%       2.61%          --          60,941
   December 31, 2000          (1.27)       (4.69)         13.88     (20.30)%      1.42%       4.45%          --         178,118
URSA FUND
   DECEMBER 31, 2004             --         (.58)          5.19     (10.05)%      1.62%      (0.28)%         --          19,076
   December 31, 2003             --        (1.80)          5.77     (23.78)%      1.67%      (0.59)%         --          17,822
   December 31, 2002           (.08)        1.28           7.57      21.64%       1.79%      (0.24)%         --          36,195
   December 31, 2001           (.80)         .20           6.29      14.99%       1.89%       1.85%          --          18,997
   December 31, 2000           (.18)         .74           6.09      16.05%       1.59%       4.02%          --          31,829
OTC FUND
   DECEMBER 31, 2004             --         1.23          14.39       9.35%       1.47%      (0.17)%        418%        191,476
   December 31, 2003             --         4.11          13.16      45.41%       1.53%      (1.20)%        482%        127,836
   December 31, 2002             --        (5.75)          9.05     (38.85)%      1.74%      (1.58)%        183%         77,635
   December 31, 2001             --        (8.03)         14.80     (35.17)%      1.45%      (1.31)%        139%        164,619
   December 31, 2000          (1.75)      (15.69)         22.83     (38.19)%      1.46%      (1.23)%        324%        420,674
ARKTOS FUND
   DECEMBER 31, 2004             --        (2.85)         21.24     (11.83)%      1.64%      (0.35)%         --          23,928
   December 31, 2003           (.40)      (14.95)         24.09     (37.37)%      1.68%      (0.73)%         --          34,563
   December 31, 2002           (.47)        9.56          39.04      33.85%       1.77%      (0.49)%         --          24,229
   December 31, 2001*            --         4.48          29.48      17.92%       2.23%**     0.10%**        --           5,955
TITAN FUND
   DECEMBER 31, 2004          (4.76)       (1.76)         19.83      16.90%       1.65%       0.09%         974%         29,053
   December 31, 2003          (3.34)        5.50          21.59      54.94%       1.69%      (0.55)%      1,085%         30,428
   December 31, 2002           (.04)      (13.78)         16.09     (46.00)%      1.74%      (0.49)%         --           2,122
   December 31, 2001*            --         4.87          29.87      19.48%       2.22%**    (1.11)%**       --             311
VELOCITY FUND
   DECEMBER 31, 2004          (1.34)        1.36          23.09      14.21%       1.65%      (0.29)%        662%         57,599
   December 31, 2003          (1.91)        9.83          21.73      98.63%       1.71%      (1.10)%        959%         40,632
   December 31, 2002             --       (27.07)         11.90     (69.46)%      1.77%      (0.79)%         --           3,346
   December 31, 2001*            --        13.97          38.97      55.88%       2.34%**    (1.77)%**       --             477
MEDIUS FUND
   DECEMBER 31, 2004          (3.11)        1.76          26.50      22.14%       1.64%      (0.37)%        866%         34,162
   December 31, 2003          (2.35)        6.97          24.74      52.43%       1.70%      (0.54)%      1,665%         18,544
   December 31, 2002          (6.14)      (13.44)         17.77     (24.44)%      1.75%      (0.49)%      4,320%          6,707
   December 31, 2001*          (.47)        6.21          31.21      26.67%       2.27%**    (0.87)%**    3,707%            754

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND;OCTOBER 1, 2001--TITAN 500 FUND, VELOCITY 100 FUND AND MEDIUS FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

                                              See Notes to Financial Statements.


178 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                            NET REALIZED     NET INCREASE
                                  NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS
                                    VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET
                                  BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT
                                  OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME
-----------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND
   DECEMBER 31, 2004*                $50.00      $(.06)       $ (5.91)         $ (5.97)        $    --
MEKROS FUND
   DECEMBER 31, 2004                  29.75       (.10)          6.95             6.85              --
   December 31, 2003                  20.11       (.18)         13.11            12.93              --
   December 31, 2002                  31.91       (.17)        (11.08)          (11.25)             --
   December 31, 2001*                 25.00       (.31)          7.56             7.25              --
INVERSE SMALL-CAP FUND
   DECEMBER 31, 2004*                 50.00       (.10)         (7.07)           (7.17)             --
U.S. GOVERNMENT BOND FUND
   DECEMBER 31, 2004                  11.67        .40            .54              .94            (.40)
   December 31, 2003                  13.08        .41           (.52)            (.11)           (.41)
   December 31, 2002                  11.44        .44           1.64             2.08            (.44)
   December 31, 2001                  11.80        .37           (.36)             .01            (.37)
   December 31, 2000                  10.17        .38           1.63             2.01            (.38)
JUNO FUND
   DECEMBER 31, 2004                  24.82       (.66)         (1.98)           (2.64)             --
   December 31, 2003*                 25.00       (.13)          (.05)            (.18)             --
LARGE-CAP EUROPE FUND
   DECEMBER 31, 2004                  22.87       (.05)          3.71             3.66           (3.82)
   December 31, 2003                  19.52       (.17)          8.58             8.41              --
   December 31, 2002                  28.01       (.09)         (7.84)           (7.93)           (.01)
   December 31, 2001*                 25.00       (.16)          3.17             3.01              --
LARGE-CAP JAPAN FUND
   DECEMBER 31, 2004                  25.17       (.14)          2.74             2.60              --
   December 31, 2003                  18.29       (.16)          7.04             6.88              --
   December 31, 2002                  21.91       (.08)         (3.46)           (3.54)             --
   December 31, 2001*                 25.00       (.16)         (2.93)           (3.09)             --
LONG DYNAMIC DOW 30 FUND
   DECEMBER 31, 2004*                 25.00        .14           2.03             2.17           (1.16)
INVERSE DYNAMIC DOW 30 FUND
   DECEMBER 31, 2004*                 50.00       (.03)         (5.71)           (5.74)             --
SMALL-CAP VALUE FUND
   DECEMBER 31, 2004*                 25.00        .01           4.50             4.51            (.01)
MID-CAP VALUE FUND
   DECEMBER 31, 2004*                 25.00         --           3.80             3.80             (--)ss.
LARGE-CAP VALUE FUND
   DECEMBER 31, 2004*                 25.00        .12           3.00             3.12            (.11)


                                  DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                    FROM NET                      (DECREASE) IN    VALUE,
                                    REALIZED          TOTAL         NET ASSET      END OF
                                  CAPITAL GAINS   DISTRIBUTIONS       VALUE        PERIOD
--------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND
   DECEMBER 31, 2004*                $   --         $   --          $ (5.97)        $ 44.03
MEKROS FUND
   DECEMBER 31, 2004                  (2.95)         (2.95)            3.90           33.65
   December 31, 2003                  (3.29)         (3.29)            9.64           29.75
   December 31, 2002                   (.55)          (.55)          (11.80)          20.11
   December 31, 2001*                  (.34)          (.34)            6.91           31.91
INVERSE SMALL-CAP FUND
   DECEMBER 31, 2004*                    --             --            (7.17)          42.83
U.S. GOVERNMENT BOND FUND
   DECEMBER 31, 2004                   (.33)          (.73)             .21           11.88
   December 31, 2003                   (.89)         (1.30)           (1.41)          11.67
   December 31, 2002                     --           (.44)            1.64           13.08
   December 31, 2001                     --           (.37)            (.36)          11.44
   December 31, 2000                     --           (.38)            1.63           11.80
JUNO FUND
   DECEMBER 31, 2004                   (.23)          (.23)           (2.87)          21.95
   December 31, 2003*                    --             --             (.18)          24.82
LARGE-CAP EUROPE FUND
   DECEMBER 31, 2004                   (.09)         (3.91)            (.25)          22.62
   December 31, 2003                  (5.06)         (5.06)            3.35           22.87
   December 31, 2002                   (.55)          (.56)           (8.49)          19.52
   December 31, 2001*                    --             --             3.01           28.01
LARGE-CAP JAPAN FUND
   DECEMBER 31, 2004                     --             --             2.60           27.77
   December 31, 2003                     --             --             6.88           25.17
   December 31, 2002                   (.08)          (.08)           (3.62)          18.29
   December 31, 2001*                    --             --            (3.09)          21.91
LONG DYNAMIC DOW 30 FUND
   DECEMBER 31, 2004*                  (.12)         (1.28)             .89           25.89
INVERSE DYNAMIC DOW 30 FUND
   DECEMBER 31, 2004*                 (1.04)         (1.04)           (6.78)          43.22
SMALL-CAP VALUE FUND
   DECEMBER 31, 2004*                  (.66)          (.67)            3.84           28.84
MID-CAP VALUE FUND
   DECEMBER 31, 2004*                 (1.72)         (1.72)            2.08           27.08
LARGE-CAP VALUE FUND
   DECEMBER 31, 2004*                  (.33)          (.44)            2.68           27.68

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                          ----------------------------------
                                                                                     NET                     NET ASSETS,
                                    TOTAL                                         INVESTMENT   PORTFOLIO       END OF
                                  INVESTMENT    GROSS       NET       OPERATING     INCOME     TURNOVER     PERIOD (000's
                                    RETURN     EXPENSES   EXPENSES    EXPENSES++    (LOSS)      RATE***       OMITTED)
                                  ----------   --------   --------   -----------  ----------   ----------   -------------
INVERSE MID-CAP FUND
   DECEMBER 31, 2004*               (11.94)%     1.62%**    1.62%**      1.62%**   (0.17)%**       --         $  1,319
MEKROS FUND
   DECEMBER 31, 2004                 25.20%      1.65%      1.65%        1.65%     (0.32)%       1171%         112,649
   December 31, 2003                 64.28%      1.70%      1.70%        1.70%     (0.66)%       1135%         122,995
   December 31, 2002                (35.45)%     1.74%      1.74%        1.74%     (0.70)%       1940%          12,947
   December 31, 2001*                28.97%      2.26%**    2.26%**      2.26%**   (0.96)%**      848%           8,524
INVERSE SMALL-CAP FUND
   DECEMBER 31, 2004*               (14.34)%     1.65%**    1.65%**      1.65%**   (0.29)%**       --            4,344
U.S. GOVERNMENT BOND FUND
   DECEMBER 31, 2004                  8.42%      1.21%      1.21%        1.21%      3.36%        1318%          48,709
   December 31, 2003                 (0.64)%     1.23%      1.23%        1.23%      3.26%        1272%          65,358
   December 31, 2002                 18.62%      1.24%      1.24%        1.24%      3.65%        1239%          25,190
   December 31, 2001                  0.08%      2.37%      2.01%        2.01%      3.22%        1247%           4,521
   December 31, 2000                 20.16%      1.89%      1.89%        1.89%      3.47%        1505%           5,011
JUNO FUND
   DECEMBER 31, 2004                (10.67)%     5.02%      5.02%        1.63%     (2.86)%         --           41,098
   December 31, 2003*                (0.72)%     1.69%**    1.69%**      1.69%**   (0.74)%**       --           22,355
LARGE-CAP EUROPE FUND
   DECEMBER 31, 2004                 16.15%      1.64%      1.64%        1.64%     (0.23)%         --           54,994
   December 31, 2003                 43.08%      1.70%      1.70%        1.70%     (0.75)%         --           38,443
   December 31, 2002                (28.35)%     1.78%      1.78%        1.78%     (0.41)%         --            3,082
   December 31, 2001*                12.04%      2.17%**    2.17%**      2.17%**   (0.55)%**       --            1,322
LARGE-CAP JAPAN FUND
   DECEMBER 31, 2004                 10.33%      1.63%      1.63%        1.63%     (0.50)%         --           14,228
   December 31, 2003                 37.62%      1.69%      1.69%        1.69%     (0.75)%         --           11,541
   December 31, 2002                (16.20)%     1.80%      1.80%        1.80%     (0.38)%         --            3,590
   December 31, 2001*               (12.36)%     2.23%**    2.23%**      2.23%**   (0.62)%**       --              643
LONG DYNAMIC DOW 30 FUND
   DECEMBER 31, 2004*                 8.65%      1.63%**    1.63%**      1.63%**    0.91%**       907%          10,419
INVERSE DYNAMIC DOW 30 FUND
   DECEMBER 31, 2004*               (11.47)%     1.62%**    1.62%**      1.62%**   (0.09)%**       --            3,184
SMALL-CAP VALUE FUND
   DECEMBER 31, 2004*                18.03%      1.46%**    1.46%**      1.46%**    0.07%**       507%          47,274
MID-CAP VALUE FUND
   DECEMBER 31, 2004*                15.20%      1.48%**    1.48%**      1.48%**    0.01%**      1173%          19,479
LARGE-CAP VALUE FUND
   DECEMBER 31, 2004*                12.49%      1.45%**    1.45%**      1.45%**    0.69%**       983%          11,144

  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001 -- MEKROS FUND, LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; MAY 1, 2003 -- JUNO FUND; MAY 3, 2004 -- INVERSE MID-CAP FUND, INVERSE SMALL-CAP FUND, LONG DYNAMIC DOW 30 FUND, INVERSE DYNAMIC DOW 30 FUND, SMALL-CAP VALUE FUND, MID-CAP VALUE FUND AND LARGE-CAP VALUE FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00454.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 179

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED      NET INCREASE
                                      NET ASSET         NET             AND           (DECREASE)     DISTRIBUTIONS
                                        VALUE,      INVESTMENT      UNREALIZED       IN NET ASSET      FROM NET
                                      BEGINNING       INCOME      GAINS (LOSSES)   VALUE RESULTING    INVESTMENT
                                      OF PERIOD       (LOSS)+      ON SECURITIES   FROM OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
   DECEMBER 31, 2004*                  $ 25.00    $(.17)              $   4.12         $  3.95          $  --
MID-CAP GROWTH FUND
   DECEMBER 31, 2004*                    25.00     (.13)                  2.26            2.13             --
LARGE-CAP GROWTH FUND
   DECEMBER 31, 2004*                    25.00      .36                    .71            1.07           (.15)
SECTOR ROTATION FUND
   DECEMBER 31, 2004                     10.08     (.05)                  1.13            1.08             --
   December 31, 2003                      7.76     (.07)                  2.39            2.32             --
   December 31, 2002*                    10.00     (.01)                 (2.23)          (2.24)            --
U.S. GOVERNMENT MONEY MARKET FUND
   DECEMBER 31, 2004                      1.00       --ss.ss.ss.            --              --            (--)ss.ss.ss.
   December 31, 2003                      1.00       --ss.ss.               --              --            (--)ss.ss.
   December 31, 2002                      1.00       --ss.                  --              --            (--)ss.
   December 31, 2001                      1.00      .03                     --             .03           (.03)
   December 31, 2000                      1.00      .05                     --             .05           (.05)
BANKING FUND
   DECEMBER 31, 2004                     32.50      .35                   4.38            4.73           (.11)
   December 31, 2003                     24.95      .36                   7.52            7.88           (.33)
   December 31, 2002                     25.21      .28                   (.47)           (.19)          (.07)
   December 31, 2001*                    25.00      .45                   (.24)            .21             --
BASIC MATERIALS FUND
   DECEMBER 31, 2004                     27.69      .09                   5.58            5.67           (.01)
   December 31, 2003                     21.07      .04                   6.59            6.63           (.01)
   December 31, 2002                     24.21      .09                  (3.17)          (3.08)          (.06)
   December 31, 2001*                    25.00      .22                  (1.01)           (.79)            --
BIOTECHNOLOGY FUND
   DECEMBER 31, 2004                     19.10     (.29)                   .50             .21             --
   December 31, 2003                     13.44     (.28)                  5.94            5.66             --
   December 31, 2002                     24.67     (.28)                (10.91)         (11.19)            --
   December 31, 2001*                    25.00     (.55)                   .22            (.33)            --
CONSUMER PRODUCTS FUND
   DECEMBER 31, 2004                     29.39      .11                   3.78            3.89           (.01)
   December 31, 2003                     24.36      .01                   5.29            5.30           (.02)
   December 31, 2002                     25.32      .04                   (.95)           (.91)          (.01)
   December 31, 2001*                    25.00      .05                    .27             .32             --

                                      DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                         FROM NET                     (DECREASE) IN     VALUE,       TOTAL
                                         REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
                                      CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD      RETURN
------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
   DECEMBER 31, 2004*                    $  (.40)     $  (.40)           $  3.55        $ 28.55     15.82%
MID-CAP GROWTH FUND
   DECEMBER 31, 2004*                         --           --               2.13          27.13      8.52%
LARGE-CAP GROWTH FUND
   DECEMBER 31, 2004*                       (.17)        (.32)               .75          25.75      4.26%
SECTOR ROTATION FUND
   DECEMBER 31, 2004                          --           --               1.08          11.16     10.71%
   December 31, 2003                          --           --               2.32          10.08     29.97%
   December 31, 2002*                         --           --              (2.24)          7.76    (22.40)%
U.S. GOVERNMENT MONEY MARKET FUND
   DECEMBER 31, 2004                          --          (--)ss.ss.ss.       --           1.00      0.23%
   December 31, 2003                          --          (--)ss.ss.          --           1.00      0.01%
   December 31, 2002                          --          (--)ss.             --           1.00      0.47%
   December 31, 2001                          --         (.03)                --           1.00      2.77%
   December 31, 2000                          --         (.05)                --           1.00      5.20%
BANKING FUND
   DECEMBER 31, 2004                        (.83)        (.94)              3.79          36.29     14.74%
   December 31, 2003                          --         (.33)              7.55          32.50     31.74%
   December 31, 2002                          --         (.07)              (.26)         24.95     (0.78)%
   December 31, 2001*                         --           --                .21          25.21      0.84%
BASIC MATERIALS FUND
   DECEMBER 31, 2004                        (.69)        (.70)              4.97          32.66     20.83%
   December 31, 2003                          --         (.01)              6.62          27.69     31.46%
   December 31, 2002                          --         (.06)             (3.14)         21.07    (12.75)%
   December 31, 2001*                         --           --               (.79)         24.21     (3.16)%
BIOTECHNOLOGY FUND
   DECEMBER 31, 2004                          --           --                .21          19.31      1.10%
   December 31, 2003                          --           --               5.66          19.10     42.11%
   December 31, 2002                        (.04)        (.04)            (11.23)         13.44    (45.35)%
   December 31, 2001*                         --           --               (.33)         24.67     (1.32)%
CONSUMER PRODUCTS FUND
   DECEMBER 31, 2004                        (.32)        (.33)              3.56          32.95     13.30%
   December 31, 2003                        (.25)        (.27)              5.03          29.39     21.86%
   December 31, 2002                        (.04)        (.05)              (.96)         24.36     (3.61)%
   December 31, 2001*                         --           --                .32          25.32      1.28%

                                                  RATIOS TO
                                             AVERAGE NET ASSETS:
                                      --------------------------------
                                                               NET                    NET ASSETS,
                                                            INVESTMENT   PORTFOLIO       END OF
                                        GROSS       NET       INCOME      TURNOVER   PERIOD (000's
                                      EXPENSES   EXPENSES     (LOSS)      RATE***       OMITTED)
--------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
   DECEMBER 31, 2004*                  1.46%**    1.46%**    (0.93)%**       733%       $ 30,269
MID-CAP GROWTH FUND
   DECEMBER 31, 2004*                  1.46%**    1.46%**    (0.75)%**       875%         20,702
LARGE-CAP GROWTH FUND
   DECEMBER 31, 2004*                  1.46%**    1.46%**     2.12%**      1,087%         20,012
SECTOR ROTATION FUND
   DECEMBER 31, 2004                   1.63%      1.63%      (0.52)%         333%         27,747
   December 31, 2003                   1.70%      1.70%      (0.78)%         401%         20,594
   December 31, 2002*                  1.69%**    1.69%**    (0.16)%**       357%          6,669

U.S. GOVERNMENT MONEY MARKET FUND
   DECEMBER 31, 2004                   1.19%      1.10%       0.20%           --         167,678
   December 31, 2003                   1.22%      1.11%       0.01%           --         232,493
   December 31, 2002                   1.23%      1.23%       0.44%           --         258,953
   December 31, 2001                   1.19%      1.19%       2.48%           --          96,515
   December 31, 2000                   1.14%      1.14%       4.99%           --          39,492
BANKING FUND
   DECEMBER 31, 2004                   1.59%      1.59%       1.02%          884%         21,920
   December 31, 2003                   1.65%      1.65%       1.24%        1,268%         17,115
   December 31, 2002                   1.67%      1.67%       1.10%        1,813%          5,008
   December 31, 2001*                  1.99%**    1.99%**     1.80%**        605%            630
BASIC MATERIALS FUND
   DECEMBER 31, 2004                   1.59%      1.59%       0.30%          725%         46,162
   December 31, 2003                   1.67%      1.67%       0.17%        1,175%         44,561
   December 31, 2002                   1.75%      1.75%       0.38%        1,848%            901
   December 31, 2001*                  1.95%**    1.95%**     0.85%**        929%            929
BIOTECHNOLOGY FUND
   DECEMBER 31, 2004                   1.59%      1.59%      (1.51)%       1,169%          6,588
   December 31, 2003                   1.64%      1.64%      (1.61)%       1,475%         12,557
   December 31, 2002                   1.79%      1.79%      (1.76)%       3,483%          3,575
   December 31, 2001*                  2.27%**    2.27%**    (2.24)%**       720%          1,959
CONSUMER PRODUCTS FUND
   DECEMBER 31, 2004                   1.59%      1.59%       0.36%          730%         24,433
   December 31, 2003                   1.63%      1.63%       0.12%          936%          8,818
   December 31, 2002                   1.72%      1.72%       0.18%          985%          6,153
   December 31, 2001*                  2.07%**    2.07%**     0.19%**        285%          1,305

        * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND AND BIOTECHNOLOGY FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND; MAY 1, 2002--SECTOR ROTATION FUND; MAY 3, 2004--SMALL-CAP GROWTH FUND, MID-CAP GROWTH FUND AND LARGE-CAP GROWTH FUND.

       **   ANNUALIZED

      *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

        +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

      ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

   ss.ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

ss.ss.ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00199.

                                              See Notes to Financial Statements.


180 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                       NET REALIZED     NET INCREASE
                             NET ASSET       NET            AND          (DECREASE)      DISTRIBUTIONS
                               VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET
                             BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT
                             OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------
ELECTRONICS FUND
   DECEMBER 31, 2004           $16.88       $(.20)        $(3.51)          $(3.71)           $  --
   December 31, 2003             9.94        (.21)          7.15             6.94               --
   December 31, 2002            20.64        (.24)         (9.67)           (9.91)              --
   December 31, 2001*           25.00        (.43)         (3.93)           (4.36)              --
ENERGY FUND
   DECEMBER 31, 2004            22.45         .01           7.23             7.24              (--)ss.
   December 31, 2003            18.25         .01           4.19             4.20               --
   December 31, 2002            21.10        (.02)         (2.83)           (2.85)              --
   December 31, 2001*           25.00        (.11)         (3.79)           (3.90)              --
ENERGY SERVICES FUND
   DECEMBER 31, 2004            15.59        (.22)          5.48             5.26               --
   December 31, 2003            14.38        (.16)          1.37             1.21               --
   December 31, 2002            17.74        (.17)         (2.08)           (2.25)              --
   December 31, 2001*           25.00        (.24)         (7.02)           (7.26)              --
FINANCIAL SERVICES FUND
   DECEMBER 31, 2004            26.00         .23           4.21             4.44             (.06)
   December 31, 2003            20.19         .14           5.70             5.84             (.03)
   December 31, 2002            23.90         .09          (3.69)           (3.60)              --
   December 31, 2001*           25.00        (.02)         (1.08)           (1.10)              --
HEALTH CARE FUND
   DECEMBER 31, 2004            24.28        (.16)          1.65             1.49               --
   December 31, 2003            18.71        (.19)          5.76             5.57               --
   December 31, 2002            23.82        (.09)         (4.98)           (5.07)              --
   December 31, 2001*           25.00        (.30)          (.88)           (1.18)              --
INTERNET FUND
   DECEMBER 31, 2004            14.68        (.23)          2.56             2.33               --
   December 31, 2003             8.93        (.20)          5.95             5.75               --
   December 31, 2002            15.76        (.17)         (6.66)           (6.83)              --
   December 31, 2001*           25.00        (.37)         (8.87)           (9.24)              --
LEISURE FUND
   DECEMBER 31, 2004            20.80        (.17)          5.07             4.90               --
   December 31, 2003            15.42        (.08)          5.46             5.38               --
   December 31, 2002            18.09        (.18)         (2.49)           (2.67)              --
   December 31, 2001*           25.00        (.30)         (6.61)           (6.91)              --

                             DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                FROM NET                     (DECREASE) IN     VALUE,       TOTAL
                                REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
                             CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD      RETURN
---------------------------------------------------------------------------------------------------
ELECTRONICS FUND
   DECEMBER 31, 2004            $   --          $   --           $(3.71)       $13.17     (21.98)%
   December 31, 2003                --              --             6.94         16.88      69.82%
   December 31, 2002              (.79)           (.79)          (10.70)         9.94     (48.21)%
   December 31, 2001*               --              --            (4.36)        20.64     (17.44)%
ENERGY FUND
   DECEMBER 31, 2004              (.01)           (.01)            7.23         29.68      32.27%
   December 31, 2003                --              --             4.20         22.45      23.01%
   December 31, 2002                --              --            (2.85)        18.25     (13.51)%
   December 31, 2001*               --              --            (3.90)        21.10     (15.60)%
ENERGY SERVICES FUND
   DECEMBER 31, 2004                --              --             5.26         20.85       33.74%
   December 31, 2003                --              --             1.21         15.59       8.41%
   December 31, 2002             (1.11)          (1.11)           (3.36)        14.38     (12.07)%
   December 31, 2001*               --              --            (7.26)        17.74     (29.04)%
FINANCIAL SERVICES FUND
   DECEMBER 31, 2004                --            (.06)            4.38         30.38      17.12%
   December 31, 2003                --            (.03)            5.81         26.00      28.92%
   December 31, 2002              (.11)           (.11)           (3.71)        20.19     (15.10)%
   December 31, 2001*               --              --            (1.10)        23.90     (4.40)%
HEALTH CARE FUND
   DECEMBER 31, 2004              (.31)           (.31)            1.18         25.46       6.22%
   December 31, 2003                --              --             5.57         24.28      29.77%
   December 31, 2002              (.04)           (.04)           (5.11)        18.71     (21.31)%
   December 31, 2001*               --              --            (1.18)        23.82      (4.72)%
INTERNET FUND
   DECEMBER 31, 2004                --              --             2.33         17.01      15.87%
   December 31, 2003                --              --             5.75         14.68      64.39%
   December 31, 2002                --              --            (6.83)         8.93      43.34)%
   December 31, 2001*               --              --            (9.24)        15.76     (36.96)%
LEISURE FUND
   DECEMBER 31, 2004              (.31)           (.31)            4.59         25.39      23.86%
   December 31, 2003                --              --             5.38         20.80      34.89%
   December 31, 2002                --              --            (2.67)        15.42     (14.76)%
   December 31, 2001*               --              --            (6.91)        18.09     (27.64)%

                                   RATIOS TO
                              AVERAGE NET ASSETS:
                             ---------------------
                                            NET                   NET ASSETS,
                                        INVESTMENT   PORTFOLIO       END OF
                               TOTAL      INCOME      TURNOVER   PERIOD (000'S
                             EXPENSES     (LOSS)      RATE***       OMITTED)
------------------------------------------------------------------------------
ELECTRONICS FUND
   DECEMBER 31, 2004          1.59%      (1.34)%       1,325%       $12,289
   December 31, 2003          1.65%      (1.51)%       1,264%        27,918
   December 31, 2002          1.84%      (1.63)%       2,685%         4,384
   December 31, 2001*         2.36%**    (2.13)%**       466%         1,423
ENERGY FUND
   DECEMBER 31, 2004          1.58%       0.04%          542%        60,501
   December 31, 2003          1.66%       0.04%        1,225%        31,832
   December 31, 2002          1.72%      (0.13)%       1,341%         5,834
   December 31, 2001*         2.05%**    (0.50)%**       478%         2,177
ENERGY SERVICES FUND
   DECEMBER 31, 2004          1.58%      (1.19)%         808%        29,316
   December 31, 2003          1.65%      (1.13)%       2,691%         7,754
   December 31, 2002          1.71%      (1.00)%       2,159%         4,427
   December 31, 2001*         2.06%**    (1.26)%**     3,182%         1,551
FINANCIAL SERVICES FUND
   DECEMBER 31, 2004          1.59%       0.84%          762%        45,180
   December 31, 2003          1.64%       0.61%        2,039%        15,581
   December 31, 2002          1.85%       0.41%        1,727%         2,748
   December 31, 2001*         2.19%**    (0.11)%**       315%         2,607
HEALTH CARE FUND
   DECEMBER 31, 2004          1.59%      (0.67)%         629%        30,435
   December 31, 2003          1.64%      (0.88)%       1,222%        27,880
   December 31, 2002          1.70%      (0.45)%       1,617%         5,164
   December 31, 2001*         2.23%**    (1.33)%**       757%           951
INTERNET FUND
   DECEMBER 31, 2004          1.58%      (1.49)%         693%        36,922
   December 31, 2003          1.65%      (1.59)%         957%        25,101
   December 31, 2002          1.75%      (1.69)%       3,041%         3,703
   December 31, 2001*         2.33%**    (2.29)%**     2,341%           891
LEISURE FUND
   DECEMBER 31, 2004          1.58%      (0.74)%         663%        51,755
   December 31, 2003          1.65%      (0.41)%       1,353%        30,016
   December 31, 2002          1.74%      (0.98)%       1,976%         2,015
   December 31, 2001*         1.98%**    (1.49)%**       269%           804

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--ENERGY SERVICES FUND; MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; MAY 29, 2001--ENERGY FUND; JUNE 19, 2001--HEALTH CARE FUND; JULY 20, 2001--FINANCIAL SERVICES FUND; AUGUST 3, 2001--ELECTRONICS FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00170.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 181

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                     NET REALIZED      NET INCREASE
                           NET ASSET       NET            AND           (DECREASE)     DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT
                           OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME
----------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND
   DECEMBER 31, 2004         $9.99        $ (.05)       $(1.37)           $(1.42)           $  --
   December 31, 2003          7.09          (.03)         2.93              2.90               --
   December 31, 2002          4.87          (.02)         2.24              2.22               --
   December 31, 2001          4.31          (.04)          .60               .56               --
   December 31, 2000          5.43          (.07)        (1.05)            (1.12)              --
REAL ESTATE FUND
   DECEMBER 31, 2004         30.25          1.02          7.79              8.81             (.14)
   December 31, 2003         24.96           .94          6.62              7.56             (.85)
   December 31, 2002         25.77          1.97         (2.26)             (.29)            (.48)
   December 31, 2001*        25.00          1.44          (.42)             1.02             (.25)
RETAILING FUND
   DECEMBER 31, 2004         25.99          (.22)         2.62              2.40               --
   December 31, 2003         19.29          (.25)         7.05              6.80               --
   December 31, 2002         25.65          (.27)        (5.30)            (5.57)              --
   December 31, 2001*        25.00          (.38)         1.03               .65               --
TECHNOLOGY FUND
   DECEMBER 31, 2004         14.88          (.05)          .03              (.02)              --
   December 31, 2003          9.92          (.18)         6.21              6.03               --
   December 31, 2002         18.61          (.18)        (7.15)            (7.33)              --
   December 31, 2001*        25.00          (.39)        (6.00)            (6.39)              --
TELECOMMUNICATIONS FUND
   DECEMBER 31, 2004         18.22          (.02)         2.33              2.31               --
   December 31, 2003         13.63          (.03)         4.62              4.59               --
   December 31, 2002         22.56          (.05)        (8.88)            (8.93)              --
   December 31, 2001*        25.00          (.36)        (2.08)            (2.44)              --
TRANSPORTATION FUND
   DECEMBER 31, 2004         25.97          (.20)         6.09              5.89               --
   December 31, 2003         21.55          (.15)         4.57              4.42               --
   December 31, 2002         24.40          (.14)        (2.71)            (2.85)              --
   December 31, 2001*        25.00          (.20)         (.40)             (.60)              --
UTILITIES FUND
   DECEMBER 31, 2004         14.96           .33          2.24              2.57             (.19)
   December 31, 2003         12.24           .31          2.77              3.08             (.36)
   December 31, 2002         18.23           .33         (6.31)            (5.98)            (.01)
   December 31, 2001*        25.00           .33         (7.10)            (6.77)              --

                           DISTRIBUTIONS                    NET INCREASE   NET ASSET
                              FROM NET                     (DECREASE) IN     VALUE,       TOTAL
                              REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
                           CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD      RETURN
-------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND
   DECEMBER 31, 2004          $   --          $   --          $(1.42)       $ 8.57       (14.21)%
   December 31, 2003              --              --            2.90          9.99        40.90%
   December 31, 2002              --              --            2.22          7.09        45.59%
   December 31, 2001              --              --             .56          4.87        12.99%
   December 31, 2000              --              --           (1.12)         4.31       (20.63)%
REAL ESTATE FUND
   DECEMBER 31, 2004            (.90)          (1.04)           7.77         38.02        29.54%
   December 31, 2003           (1.42)          (2.27)           5.29         30.25        30.31%
   December 31, 2002            (.04)           (.52)           (.81)        24.96        (1.12)%
   December 31, 2001*             --            (.25)            .77         25.77         4.09%
RETAILING FUND
   DECEMBER 31, 2004           (1.74)          (1.74)            .66         26.65        10.06%
   December 31, 2003            (.10)           (.10)           6.70         25.99        35.27%
   December 31, 2002            (.79)           (.79)          (6.36)        19.29       (21.91)%
   December 31, 2001*             --              --             .65         25.65         2.60%
TECHNOLOGY FUND
   DECEMBER 31, 2004           (1.36)          (1.36)          (1.38)        13.50         1.15%
   December 31, 2003           (1.07)          (1.07)           4.96         14.88        61.32%
   December 31, 2002           (1.36)          (1.36)          (8.69)         9.92       (39.11)%
   December 31, 2001*             --              --           (6.39)        18.61       (25.56)%
TELECOMMUNICATIONS FUND
   DECEMBER 31, 2004              --              --            2.31         20.53        12.68%
   December 31, 2003             (--)ss.         (--)ss.        4.59         18.22        33.68%
   December 31, 2002              --              --           (8.93)        13.63       (39.58)%
   December 31, 2001*             --              --           (2.44)        22.56        (9.76)%
TRANSPORTATION FUND
   DECEMBER 31, 2004            (.41)           (.41)           5.48         31.45        22.99%
   December 31, 2003              --              --            4.42         25.97        20.51%
   December 31, 2002              --              --           (2.85)        21.55       (11.68)%
   December 31, 2001*             --              --            (.60)        24.40        (2.40)%
UTILITIES FUND
   DECEMBER 31, 2004              --            (.19)           2.38         17.34        17.31%
   December 31, 2003              --            (.36)           2.72         14.96        25.40%
   December 31, 2002              --            (.01)          (5.99)        12.24       (32.83)%
   December 31, 2001*             --              --           (6.77)        18.23       (27.08)%

                                 RATIOS TO
                            AVERAGE NET ASSETS:
                           ---------------------
                                          NET                   NET ASSETS,
                                      INVESTMENT   PORTFOLIO      END OF
                             TOTAL      INCOME      TURNOVER   PERIOD (000'S
                           EXPENSES     (LOSS)      RATE***      OMITTED)
----------------------------------------------------------------------------
PRECIOUS METALS FUND
   DECEMBER 31, 2004        1.46%      (0.54)%        519%       $ 35,043
   December 31, 2003        1.54%      (0.38)%        658%         44,606
   December 31, 2002        1.67%      (0.29)%      1,001%         38,839
   December 31, 2001        2.18%      (0.79)%        957%            875
   December 31, 2000        2.04%      (1.45)%        965%          3,400
REAL ESTATE FUND
   DECEMBER 31, 2004        1.59%       3.06%       1,139%         26,915
   December 31, 2003        1.64%       3.26%       1,478%         12,183
   December 31, 2002        1.68%       7.60%       1,927%          1,902
   December 31, 2001*       2.31%**     5.75%**        17%            162
RETAILING FUND
   DECEMBER 31, 2004        1.58%      (0.83)%        609%         20,800
   December 31, 2003        1.64%      (1.04)%        785%         15,149
   December 31, 2002        1.81%      (1.23)%      1,668%          3,102
   December 31, 2001*       2.24%**    (1.65)%**      740%          1,994
TECHNOLOGY FUND
   DECEMBER 31, 2004        1.58%      (0.36)%        767%         19,919
   December 31, 2003        1.64%      (1.39)%      1,302%         20,641
   December 31, 2002        1.71%      (1.52)%      1,098%          5,021
   December 31, 2001*       2.34%**    (2.08)%**      490%          1,216
TELECOMMUNICATIONS FUND
   DECEMBER 31, 2004        1.58%      (0.08)%        809%         30,191
   December 31, 2003        1.64%      (0.19)%        974%         14,543
   December 31, 2002        1.69%      (0.39)%        855%          6,106
   December 31, 2001*       2.25%**    (1.61)%**    1,316%            407
TRANSPORTATION FUND
   DECEMBER 31, 2004        1.57%      (0.71)%        473%         47,333
   December 31, 2003        1.64%      (0.65)%      1,045%          8,032
   December 31, 2002        1.69%      (0.63)%      1,435%          6,301
   December 31, 2001*       2.16%**    (0.89)%**      609%            522
UTILITIES FUND
   DECEMBER 31, 2004        1.57%       2.06%         904%         21,902
   December 31, 2003        1.62%       2.29%       1,491%         13,430
   December 31, 2002        1.67%       2.54%         829%         23,846
   December 31, 2001*       2.08%**     1.59%**     1,040%            908


  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND AND UTILITIES FUND; JUNE 11, 2001--TRANSPORTATION FUND; JULY 23, 2001--RETAILING FUND; JULY 27, 2001--TELECOMMUNICATIONS FUND; OCTOBER 1, 2001--REAL ESTATE FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss.   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

                                              See Notes to Financial Statements.


182 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. As of December 31, 2004, the Trust consisted of forty-four operating Funds: twenty-two Benchmark funds, one Strategic fund, one Money Market fund, eighteen Sector funds, and two CLS AdvisorOne Funds. This report covers the Benchmark, Strategic, Money Market, and Sector Funds (the "Funds"), while the CLS AdvisorOne Funds are contained in a separate report. Rydex Global Advisors (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the "NYSE", usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the average price at which orders are being filled (the "average fill price"), which includes the gain/loss on foreign futures, at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets, including index options, for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Dividend and interest expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 183

--------------------------------------------------------------------------------

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

J. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.


184 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Precious Metals Fund; 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund; and 0.90% of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, and the Sector Rotation Fund. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds. Certain officers and trustees of the trust are also officers of the Servicer.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 185

--------------------------------------------------------------------------------

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs. For the period ending December 31, 2004, Rydex Distributors, Inc. voluntarily waived service fees in the amount of $286,105 in the U.S. Government Money Market Fund.

4.    FEDERAL INCOME TAX INFORMATION

The Funds intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, distribution reclassification, and return of capital differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2004, the following Funds offset net realized capital gains with capital losses from previous years:

FUND                                                                      AMOUNT
------                                                                ----------
Nova Fund                                                             $8,357,670
Large-Cap Japan Fund                                                      45,228
Sector Rotation Fund                                                     422,580
Energy Services Fund                                                     743,247
Financial Services Fund                                                1,188,026
Internet Fund                                                            128,371
Telecommunications Fund                                                   71,603
Utilities Fund                                                         1,108,242

186 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributions paid during 2004 was as follows:

                                           ORDINARY       LONG-TERM        RETURN             TOTAL
FUND                                         INCOME    CAPITAL GAIN    OF CAPITAL     DISTRIBUTIONS
---------------------------------      ------------   -------------   -----------   ---------------
Nova Fund                              $     40,441   $          --   $        --   $        40,441
Ursa Fund                                        --              --            --                --
OTC Fund                                         --              --            --                --
Arktos Fund                                      --              --            --                --
Titan 500 Fund                            2,253,612         989,294            --         3,242,906
Velocity 100 Fund                           771,099         579,649       411,759         1,762,507
Medius Fund                               1,589,650         409,464            --         1,999,114
Inverse Mid-Cap Fund                             --              --            --                --
Mekros Fund                               1,944,101         789,421            --         2,733,522
Inverse Small-Cap Fund                           --              --            --                --
U.S. Government Bond Fund                 3,573,944         503,055            --         4,076,999
Juno Fund                                   133,449         360,161            --           493,610
Large-Cap Europe Fund                     6,201,653         103,778            --         6,305,431
Large-Cap Japan Fund                             --              --            --                --
Long Dynamic Dow 30 Fund                    473,263              --            --           473,263
Inverse Dynamic Dow 30 Fund                      --          75,845            --            75,845
Small-Cap Value Fund                      1,342,874             835            --         1,343,709
Mid-Cap Value Fund                        1,017,073          14,140            --         1,031,213
Large-Cap Value Fund                        165,471             758            --           166,229
Small-Cap Growth Fund                       388,437              --            --           388,437
Mid-Cap Growth Fund                              --              --            --                --
Large-Cap Growth Fund                       232,823              --            --           232,823
Sector Rotation Fund                             --              --            --                --
U.S. Government Money Market Fund           599,121              --            --           599,121
Banking Fund                                762,000           1,558            --           763,558
Basic Materials Fund                        912,124              --            --           912,124
Biotechnology Fund                               --              --            --                --
Consumer Products Fund                      375,373              --            --           375,373
Electronics Fund                                 --              --            --                --
Energy Fund                                  22,679              --            --            22,679
Energy Services Fund                             --              --            --                --
Financial Services Fund                      56,477              --            --            56,477
Health Care Fund                            272,867           7,789            --           280,656
Internet Fund                                    --              --            --                --
Leisure Fund                                176,049              --            --           176,049
Precious Metals Fund                             --              --            --                --
Real Estate Fund                            469,611          29,677            --           499,288
Retailing Fund                              859,770           5,766            --           865,536
Technology Fund                           1,130,753              --            --         1,130,753
Telecommunications Fund                          --              --            --                --
Transportation Fund                         315,578              --            --           315,578
Utilities Fund                              265,543              --            --           265,543


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 187

--------------------------------------------------------------------------------

The tax character of distributions paid during 2003 was as follows:

                                           ORDINARY       LONG-TERM             TOTAL
FUND                                         INCOME    CAPITAL GAIN     DISTRIBUTIONS
---------------------------------      ------------    ------------     -------------
Nova Fund                              $         --    $         --     $          --
Ursa Fund                                        --              --                --
OTC Fund                                         --              --                --
Arktos Fund                                 463,435              --           463,435
Titan 500 Fund                            1,364,324       2,507,680         3,872,004
Velocity 100 Fund                         3,604,922              --         3,604,922
Medius Fund                                 741,236         894,322         1,635,558
Mekros Fund                              11,106,539       2,713,642        13,820,181
U.S. Government Bond Fund                 2,371,394         433,636         2,805,030
Juno Fund                                        --              --                --
Large-Cap Europe Fund                     6,433,360              --         6,433,360
Large-Cap Japan Fund                             --              --                --
Sector Rotation Fund                             --              --                --
U.S. Government Money Market Fund            31,663              --            31,663
Banking Fund                                 48,501              --            48,501
Basic Materials Fund                          8,471              --             8,471
Biotechnology Fund                               --              --                --
Consumer Products Fund                       85,897             949            86,846
Electronics Fund                                 --              --                --
Energy Fund                                      --              --                --
Energy Services Fund                             --              --                --
Financial Services Fund                      17,051              --            17,051
Health Care Fund                                 --              --                --
Internet Fund                                    --              --                --
Leisure Fund                                     --              --                --
Precious Metals Fund                             --              --                --
Real Estate Fund                            797,747          58,120           855,867
Retailing Fund                               63,856             636            64,492
Technology Fund                           1,373,910              --         1,373,910
Telecommunications Fund                          77              --                77
Transportation Fund                              --              --                --
Utilities Fund                              176,841              --           176,841


188 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at December 31, 2004 was as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                           ORDINARY        REALIZED    APPRECIATION/         CAPITAL LOSS
FUND                                         INCOME            GAIN   (DEPRECIATION)         CARRYFORWARD
---------------------------------     -------------   -------------   --------------        -------------
Nova Fund                              $    362,006   $          --   $    4,241,004        $ 106,230,093(4)
Ursa Fund                                        --              --         (174,504)          25,550,830(4)
OTC Fund                                         --              --         (240,335)         369,634,679(4)
Arktos Fund                                      --              --           23,245            8,348,709(4)
Titan 500 Fund                            1,127,573       1,043,681          (95,300)                  --
Velocity 100 Fund                                --              --        1,716,746                   --
Medius Fund                                      --         113,493        2,336,801                   --
Inverse Mid-Cap Fund                             --              --          (15,129)             392,757(1)
Mekros Fund                               1,372,293              --        4,749,787            2,170,380(1)
Inverse Small-Cap Fund                           --              --          (89,390)           2,561,018(1)
U.S. Government Bond Fund                     2,400             702       (1,915,564)           2,822,543(1)
Juno Fund                                        --              --       (1,030,808)           5,005,075(1)
Large-Cap Europe Fund                       210,675              --          969,018*                  --
Large-Cap Japan Fund                             --              --          568,497*                  --
Long Dynamic Dow 30 Fund                    361,989         227,465          160,669                   --
Inverse Dynamic Dow 30 Fund                      --              --         (261,879)*                 --
Small-Cap Value Fund                      1,196,199           1,809        2,431,827                   --
Mid-Cap Value Fund                          135,888             270          383,562                   --
Large-Cap Value Fund                        243,909              --          743,036                   --
Small-Cap Growth Fund                       875,160           2,678        1,430,208                   --
Mid-Cap Growth Fund                              --              --          541,947              512,691(1)
Large-Cap Growth Fund                        29,081              15          452,111                   --
Sector Rotation Fund                             --              --        3,811,115              797,106(3)
U.S. Government Money Market Fund             7,493              --               --                1,546(4)
Banking Fund                              2,276,609          73,581          695,152                   --
Basic Materials Fund                      4,000,873          66,436        4,452,138                   --
Biotechnology Fund                               --              --       (1,645,518)           2,489,465(4)
Consumer Products Fund                      357,566         336,698          119,380                   --
Electronics Fund                                 --              --       (1,890,696)             873,383(4)
Energy Fund                               4,642,281         151,918        8,007,013                   --
Energy Services Fund                             --              --        2,025,758               11,891(2)
Financial Services Fund                   1,758,219         304,631        1,505,301                   --
Health Care Fund                                 --              --           91,512            1,305,802(1)
Internet Fund                               479,497         106,533        3,105,101                   --
Leisure Fund                              1,799,873         302,370        4,218,059                   --
Precious Metals Fund                             --              --       (1,586,607)           2,397,512(4)
Real Estate Fund                            486,247              --        3,350,924              627,076(1)
Retailing Fund                               35,989         337,404        1,823,741                   --
Technology Fund                                  --              --          305,352            1,006,137(1)
Telecommunications Fund                   1,299,417         260,890        1,883,126                   --
Transportation Fund                         645,383              --        6,125,610                   --
Utilities Fund                              313,329              --        1,429,007              429,454(2)

(1)   EXPIRES IN 2012

(2)   EXPIRES IN 2011

(3)   EXPIRES IN 2010

(4)   NOVA FUND: $49,297,393 EXPIRES IN 2008, $40,390,472 EXPIRES IN 2009 AND
      $16,542,228 EXPIRES IN 2010.

      URSA FUND: $2,209,540 EXPIRES IN 2007, $12,563,901 EXPIRES IN 2011 AND
      $10,777,389 EXPIRES IN 2012.

      OTC FUND: $79,883,109 EXPIRES IN 2008,$180,736,125 EXPIRES IN 2009,
      $98,591,246 EXPIRES IN 2010, $10,118,266 EXPIRES IN 2011 AND $305,933
      EXPIRES IN 2012.

      ARKTOS FUND: $1,648,984 EXPIRES IN 2009, $1,790,535 EXPIRES IN 2011 AND $4,909,190 EXPIRES IN 2012.

      U.S. GOVERNMENT MONEY MARKET FUND: $1,127 EXPIRES IN 2008, $386 EXPIRES IN 2010, AND $33 EXPIRES IN 2011.

      BIOTECHNOLOGY FUND: $608,485 EXPIRES IN 2010 AND $1,880,980 EXPIRES IN
      2012.

      ELECTRONICS FUND: $324,070 EXPIRES IN 2010 AND $549,313 EXPIRES IN
      2012.

      PRECIOUS METALS FUND: $87,863 EXPIRES IN 2009 AND $2,309,649 EXPIRES IN 2012.

(*)   INCLUDES POST-OCTOBER DEFERRED LOSS. SEE DISCLOSURE ON FOLLOWING PAGE.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 189

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At December 31, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                TAX             TAX                NET
                                                 TAX     UNREALIZED      UNREALIZED         UNREALIZED
FUND                                            COST          GAIN             LOSS        GAIN/(LOSS)
---------------------------------      -------------   ------------   -------------    ---------------
Nova Fund                              $ 135,795,852   $  4,577,337   $    (336,333)   $     4,241,004
Ursa Fund                                 17,643,751             --        (174,504)          (174,504)
OTC Fund                                 227,644,670             --        (240,335)          (240,335)
Arktos Fund                               24,126,687         23,245              --             23,245
Titan 500 Fund                            31,020,006             --         (95,300)           (95,300)
Velocity 100 Fund                         62,311,511      1,796,578         (79,832)         1,716,746
Medius Fund                               37,903,538      2,422,686         (85,885)         2,336,801
Inverse Mid-Cap Fund                       1,032,825             --         (15,129)           (15,129)
Mekros Fund                              111,675,451      5,103,205        (353,418)         4,749,787
Inverse Small-Cap Fund                     4,631,698             --         (89,390)           (89,390)
U.S. Government Bond Fund                 49,630,259             --      (1,915,564)        (1,915,564)
Juno Fund                                 76,290,059        562,261      (1,593,069)        (1,030,808)
Large-Cap Europe Fund                     52,525,407        989,008              --            989,008
Large-Cap Japan Fund                       8,997,281        827,597              --            827,597
Long Dynamic Dow 30 Fund                  10,339,724        165,819          (5,150)           160,669
Inverse Dynamic Dow 30 Fund                2,936,840             --         (13,425)           (13,425)
Small-Cap Value Fund                      46,378,775      2,498,378         (66,551)         2,431,827
Mid-Cap Value Fund                        20,539,699        387,772          (4,210)           383,562
Large-Cap Value Fund                      11,327,440        745,341          (2,305)           743,036
Small-Cap Growth Fund                     30,435,394      1,457,930         (27,722)         1,430,208
Mid-Cap Growth Fund                       22,173,760        597,867         (55,920)           541,947
Large-Cap Growth Fund                     21,007,307        494,506         (42,395)           452,111
Sector Rotation Fund                      30,095,778      3,915,066        (103,951)         3,811,115
U.S.Government Money
Market Fund                              180,288,275             --              --                 --
Banking Fund                              22,518,957        751,277         (56,125)           695,152
Basic Materials Fund                      48,809,125      4,541,713         (89,575)         4,452,138
Biotechnology Fund                         8,879,465             --      (1,645,518)        (1,645,518)
Consumer Products Fund                    26,691,701        121,550          (2,170)           119,380
Electronics Fund                          15,006,181             --      (1,890,696)        (1,890,696)
Energy Fund                               63,450,063      8,076,697         (69,684)         8,007,013
Energy Services Fund                      32,566,699      2,025,758              --          2,025,758
Financial Services Fund                   46,828,748      1,693,754        (188,453)         1,505,301
Health Care Fund                          34,074,512        201,361        (109,849)            91,512
Internet Fund                             42,987,637      3,115,290         (10,189)         3,105,101
Leisure Fund                              56,264,086      4,218,059              --          4,218,059
Precious Metals Fund                      47,147,555             --      (1,586,607)        (1,586,607)
Real Estate Fund                          25,915,800      3,350,924              --          3,350,924
Retailing Fund                            22,886,818      1,867,584         (43,843)         1,823,741
Technology Fund                           21,839,983        391,416         (86,064)           305,352
Telecommunications Fund                   33,509,163      1,918,743         (35,617)         1,883,126
Transportation Fund                       51,762,614      6,125,610              --          6,125,610
Utilities Fund                            25,528,162      1,454,256         (25,249)         1,429,007

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2004, $19,990, $259,100, and $248,454 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2005 for Large-Cap Europe Fund, Large-Cap Japan Fund, and Inverse Dynamic Dow 30 Fund, respectively.

5.    REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% the delivery value of the repurchase agreements at maturity.


190 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

The repurchase agreements that were executed by the joint account and outstanding as of December 31, 2004 are as follows:

COUNTERPARTY                       TERMS OF AGREEMENT    FACE VALUE   MARKET VALUE   MATURITY VALUE
---------------------------        ------------------  ------------  -------------   --------------
Lehman Brothers, Inc.              1.55% due 01/03/05  $ 96,147,012  $  96,147,012   $   96,159,431
Morgan Stanley, Inc.               1.48% due 01/03/05    73,000,000     73,000,000       73,009,003
UBS Financial Services, Inc.       1.48% due 01/03/05    70,000,000     70,000,000       70,008,633
Citigroup, Inc.                    1.25% due 01/03/05    70,000,000     70,000,000       70,007,292
                                                                     =============   ==============
                                                                     $ 309,147,012   $  309,184,359
                                                                     =============   ==============

As of December 31, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                         RANGE OF RATES      PAR VALUE   MARKET VALUE
---------------------------        -----------------   ------------  -------------
U. S. Treasury Bonds               5.500%  -  11.250%  $ 69,656,000  $  91,461,993
U. S. Treasury Notes               2.000%  -   3.375%   221,612,563    223,969,137
                                                       ------------  -------------
                                                                     $ 315,431,130
                                                                     =============

In the event of counterparty default, the Trust has the right to sell the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the year ended December 31, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                          TITAN 500      VELOCITY                         INVERSE
               NOVA FUND       URSA FUND       OTC FUND   ARKTOS FUND          FUND      100 FUND    MEDIUS FUND     MID-CAP FUND
            ------------  --------------  -------------  ------------  ------------  ------------  -------------  ---------------
Purchases   $514,514,630  $           --  $ 619,009,684  $         --  $222,320,953  $162,133,737   $185,300,925  $            --
Sales       $494,236,865  $           --  $ 572,379,779  $         --  $227,164,020  $143,597,239   $171,277,600  $            --


                                 INVERSE           U.S.                                                                   INVERSE
                  MEKROS       SMALL-CAP     GOVERNMENT          JUNO     LARGE-CAP     LARGE-CAP   LONG DYNAMIC          DYNAMIC
                    FUND            FUND      BOND FUND          FUND   EUROPE FUND    JAPAN FUND    DOW 30 FUND      DOW 30 FUND
            ------------  --------------  -------------  ------------  ------------  ------------  -------------  ---------------
Purchases   $556,364,817  $           --  $ 494,025,273  $         --  $         --  $         --   $ 34,353,838  $            --
Sales       $564,819,839  $           --  $ 513,157,762  $         --  $         --  $         --   $ 27,849,070  $            --


                                                                                                                  U.S. GOVERNMENT
               SMALL-CAP         MID-CAP      LARGE-CAP     SMALL-CAP       MID-CAP     LARGE-CAP         SECTOR     MONEY MARKET
              VALUE FUND      VALUE FUND     VALUE FUND   GROWTH FUND   GROWTH FUND   GROWTH FUND  ROTATION FUND             FUND
            ------------  --------------  -------------  ------------  ------------  ------------  -------------  ---------------
Purchases   $169,797,585  $  142,129,946  $ 107,120,598  $206,078,579  $109,066,676  $106,715,540   $ 79,827,829  $            --
Sales       $127,754,192  $  124,269,870  $  97,164,718  $178,776,719  $ 88,505,849  $ 87,400,723   $ 75,369,887  $            --


                                   BASIC                     CONSUMER
                 BANKING       MATERIALS  BIOTECHNOLOGY      PRODUCTS   ELECTRONICS                       ENERGY        FINANCIAL
                    FUND            FUND           FUND          FUND          FUND   ENERGY FUND  SERVICES FUND    SERVICES FUND
            ------------  --------------  -------------  ------------  ------------  ------------  -------------  ---------------
Purchases   $177,608,937  $  240,512,239  $ 189,632,409  $206,384,753  $117,354,642  $262,521,341   $185,178,681  $   228,390,549
Sales       $174,792,374  $  244,175,508  $ 192,423,752  $191,476,859  $131,255,953  $244,976,461   $167,306,714  $   202,792,444


                  HEALTH        INTERNET        LEISURE      PRECIOUS   REAL ESTATE     RETAILING     TECHNOLOGY     TELECOMMUNI-
               CARE FUND            FUND           FUND   METALS FUND          FUND          FUND           FUND     CATIONS FUND
            ------------  --------------  -------------  ------------  ------------  ------------  -------------  ---------------
Purchases   $193,719,199  $  188,801,563  $ 176,913,181  $191,107,314  $236,441,658  $113,730,309   $132,198,633  $   171,856,483
Sales       $189,934,247  $  178,524,209  $ 160,766,408  $188,183,770  $223,460,209  $108,557,625   $131,597,006  $   159,018,836


             TRANSPORTA-
               TION FUND  UTILITIES FUND
            ------------  --------------
Purchases   $134,828,132  $  147,384,817
Sales       $102,174,607  $  141,648,918

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 191

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distibute an unlimited number of no par value shares.

                                                                       PURCHASED THROUGH
                                       SHARES PURCHASED              DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------
                                  Period Ended    Period Ended    Period Ended   Period Ended
                                  December 31,    December 31,    December 31,   December 31,
                                      2004            2003            2004           2003
---------------------------------------------------------------------------------------------
Nova Fund                           90,616,423      70,190,590           5,509             --
Ursa Fund                           82,042,906      78,165,149              --             --
OTC Fund                            63,676,586      59,664,726              --             --
Arktos Fund                         44,660,602      21,595,420              --         17,541
Titan 500 Fund                      15,431,805      10,698,005         358,177        179,342
Velocity 100 Fund                   24,569,991      20,238,606          98,519        165,896
Medius Fund                         12,074,008      10,727,657          90,131         66,110
Inverse Mid-Cap Fund*                  513,351              --              --             --
Mekros Fund                         31,242,771      20,715,509          99,077        464,544
Inverse Small-Cap Fund*              3,226,890              --              --             --
U.S. Government Bond Fund           45,444,606      31,159,927         348,904        236,360
Juno Fund**                         14,299,702       7,680,164          21,754             --
Large-Cap Europe Fund               10,082,773       6,843,913         277,971        281,301
Large-Cap Japan Fund                10,263,349      10,951,913              --             --
Long Dynamic Dow 30 Fund*            4,274,233              --          18,209             --
Inverse Dynamic Dow 30 Fund*           563,094              --           1,763             --
Small-Cap Value Fund*                6,233,134              --          46,592             --
Mid-Cap Value Fund*                  5,683,108              --          38,010             --
Large-Cap Value Fund*                4,401,160              --           5,999             --
Small-Cap Growth Fund*               7,927,790              --          13,586             --
Mid-Cap Growth Fund*                 4,476,551              --              --             --
Large-Cap Growth Fund*               4,453,786              --           9,024             --
Sector Rotation Fund                 4,500,722       3,842,582              --             --
U.S. Government Money
  Market Fund                    1,972,975,071   2,702,076,887         599,199         31,663
Banking Fund                         3,683,273       3,574,744          22,451          1,683
Basic Materials Fund                 6,449,206       5,809,129          31,848            360
Biotechnology Fund                  10,521,809       8,662,456              --             --
Consumer Products Fund               5,283,129       2,543,918          12,332          3,223
Electronics Fund                     9,292,973      12,048,385              --             --
Energy Fund                          8,102,044       5,733,444             851             --
Energy Services Fund                10,663,226       8,824,839              --             --
Financial Services                   4,944,363       6,631,185           2,047            725
Health Care Fund                     7,516,391       7,584,082          11,670             --
Internet Fund                       11,387,357       8,715,820              --             --
Leisure Fund                         6,284,802       7,051,556           8,285             --
Precious Metals Fund                25,690,194      30,086,397              --             --
Real Estate Fund                     7,575,845       4,137,376          14,517         28,299
Retailing Fund                       3,884,919       3,760,584          36,444          2,582
Technology Fund                      8,534,083      13,347,902          95,745         96,482
Telecommunications Fund              8,754,908       4,230,010              --              4
Transportation Fund                  4,554,584       1,924,295          11,895             --
Utilities Fund                       8,779,497      13,587,884          16,775         12,768


                                                                         NET SHARES PURCHASED
                                         SHARES REDEEMED                      (REDEEMED)
-------------------------------------------------------------------------------------------------
                                 Period Ended     Period Ended       Period Ended   Period Ended
                                 December 31,     December 31,       December 31,   December 31,
                                     2004             2003               2004           2003
-------------------------------------------------------------------------------------------------
Nova Fund                          (86,199,014)    (65,407,027)         4,422,918      4,783,563
Ursa Fund                          (81,455,066)    (79,859,968)           587,840     (1,694,819)
OTC Fund                           (60,083,217)    (58,522,050)         3,593,369      1,142,676
Arktos Fund                        (44,969,096)    (20,798,627)          (308,494)       814,334
Titan 500 Fund                     (15,733,937)     (9,600,028)            56,045      1,277,319
Velocity 100 Fund                  (24,044,387)    (18,815,756)           624,123      1,588,746
Medius Fund                        (11,624,803)    (10,421,602)           539,336        372,165
Inverse Mid-Cap Fund*                 (483,399)             --             29,952             --
Mekros Fund                        (32,129,037)    (17,689,286)          (787,189)     3,490,767
Inverse Small-Cap Fund*             (3,125,460)             --            101,430             --
U.S. Government Bond Fund          (47,295,141)    (27,718,749)        (1,501,631)     3,677,538
Juno Fund**                        (13,350,258)     (6,779,407)           971,198        900,757
Large-Cap Europe Fund               (9,610,609)     (5,602,282)           750,135      1,522,932
Large-Cap Japan Fund               (10,209,517)    (10,689,717)            53,832        262,196
Long Dynamic Dow 30 Fund*           (3,889,949)             --            402,493             --
Inverse Dynamic Dow 30 Fund*          (491,185)             --             73,672             --
Small-Cap Value Fund*               (4,640,310)             --          1,639,416             --
Mid-Cap Value Fund*                 (5,001,795)             --            719,323             --
Large-Cap Value Fund*               (4,004,572)             --            402,587             --
Small-Cap Growth Fund*              (6,881,201)             --          1,060,175             --
Mid-Cap Growth Fund*                (3,713,416)             --            763,135             --
Large-Cap Growth Fund*              (3,685,764)             --            777,046             --
Sector Rotation Fund                (4,057,096)     (2,660,088)           443,626      1,182,494
U.S. Government Money
  Market Fund                   (2,038,389,174) (2,728,568,211)       (64,814,904)   (26,459,661)
Banking Fund                        (3,628,353)     (3,250,459)            77,371        325,968
Basic Materials Fund                (6,676,726)     (4,242,939)          (195,672)     1,566,550
Biotechnology Fund                 (10,837,968)     (8,270,998)          (316,159)       391,458
Consumer Products Fund              (4,854,051)     (2,499,621)           441,410         47,520
Electronics Fund                   (10,013,806)    (10,835,485)          (720,833)     1,212,900
Energy Fund                         (7,482,312)     (4,635,225)           620,583      1,098,219
Energy Services Fund                (9,754,684)     (8,635,159)           908,542        189,680
Financial Services                  (4,058,517)     (6,168,839)           887,893        463,071
Health Care Fund                    (7,480,537)     (6,712,061)            47,524        872,021
Internet Fund                      (10,926,035)     (7,420,644)           461,322      1,295,176
Leisure Fund                        (5,697,860)     (5,739,289)           595,227      1,312,267
Precious Metals Fund               (26,062,658)    (31,099,542)          (372,464)    (1,013,145)
Real Estate Fund                    (7,285,153)     (3,839,111)           305,209        326,564
Retailing Fund                      (3,723,686)     (3,341,193)           197,677        421,973
Technology Fund                     (8,542,253)    (12,562,742)            87,575        881,642
Telecommunications Fund             (8,082,480)     (3,879,691)           672,428        350,323
Transportation Fund                 (3,370,608)     (1,907,370)         1,195,871         16,925
Utilities Fund                      (8,430,853)    (14,650,041)           365,419     (1,049,389)

  *   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

 **   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003.


192 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

8.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2004, the pooled cash collateral investments consisted of repurchase agreements (46.40%), commercial paper (32.90%), fixed income notes (20.69%), and money market mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2004 the following funds participated in securities lending and received cash collateral:

                                                  VALUE OF
                                     CASH       SECURITIES
FUND                           COLLATERAL           LOANED
-----------------------    --------------    -------------
Nova Fund                  $   13,804,518    $  13,321,933
OTC Fund                       37,093,297       35,844,856
Titan 500 Fund                    600,365          580,209
Velocity 100 Fund               6,533,954        6,287,531
Medius Fund                     4,234,054        4,088,362
Mekros Fund                     5,310,738        5,054,909
Long Dynamic Dow 30 Fund          621,340          603,718
Small-Cap Value Fund            1,563,541        1,502,895
Mid-Cap Value Fund              1,424,576        1,370,793
Large-Cap Value Fund              931,373          900,105
Small-Cap Growth Fund           1,572,253        1,518,636
Mid-Cap Growth Fund             2,031,814        1,959,509
Large-Cap Growth Fund           1,446,609        1,395,188
Sector Rotation Fund            6,101,785        5,890,554
Banking Fund                    1,309,542        1,274,177
Basic Materials Fund            6,982,118        6,788,054
Biotechnology Fund                612,142          591,785
Consumer Products Fund          2,421,449        2,351,130
Electronics Fund                  824,303          793,540
Energy Fund                    11,003,535       10,649,843
Energy Services Fund            5,212,067        5,044,998
Financial Services Fund         2,969,265        2,878,565
Health Care Fund                3,854,239        3,723,428
Internet Fund                   9,104,697        8,732,465
Leisure Fund                    8,723,961        8,388,607
Precious Metals Fund           10,550,450        9,898,897
Real Estate Fund                2,438,689        2,353,229
Retailing Fund                  3,955,244        3,808,993
Technology Fund                 2,213,108        2,110,607
Telecommunications Fund         5,312,502        5,024,242
Transportation Fund            10,519,806       10,089,804
Utilities Fund                  5,145,991        4,921,423


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 193

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Titan 500 Fund, Velocity 100 Fund, Medius Fund, Inverse Mid-Cap Fund, Mekros Fund, Inverse Small-Cap Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Long Dynamic Dow 30 Fund, Inverse Dynamic Dow 30 Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Sector Rotation Fund, U.S. Government Money Market Fund, Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund (forty-two of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 22, 2005


194 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practice.

Of the ordinary income distributions paid during the year for Velocity 100 Fund, Long Dynamic Dow 30 Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Large-Cap Growth Fund, and Real Estate Fund, 0%, 5.22%, 100%, 100%, 100%, 64.10%, and 75.85%, respectively, qualifies for the dividends received deductions for corporations.

The Funds distributions to shareholders included:


                                                                                                       U.S.
                                                                                                 GOVERNMENT
                                            TITAN 500  VELOCITY 100       MEDIUS       MEKROS          BOND            JUNO
                                                 FUND          FUND         FUND         FUND          FUND            FUND
                                           ----------  ------------  -----------  -----------  ------------  --------------
From short-term capital gains:             $2,253,612  $         --  $ 1,589,650  $ 1,944,101  $  1,719,056      $  133,449
From long-term capital gains,
 subject to the 20% rate gains category:   $  989,294  $    579,649  $   409,464  $   789,421  $    503,055      $  360,161

                                                               LONG      INVERSE
                                            LARGE-CAP       DYNAMIC      DYNAMIC    SMALL-CAP       MID-CAP       LARGE-CAP
                                               EUROPE        DOW 30       DOW 30        VALUE         VALUE           VALUE
                                                 FUND          FUND         FUND         FUND          FUND            FUND
                                           ----------  ------------  -----------  -----------  ------------  --------------
From short-term capital gains:             $   46,532  $     44,981  $        --  $ 1,330,766  $  1,016,475      $  122,224
From long-term capital gains,
 subject to the 20% rate gains category:   $  100,133  $         --  $    75,845  $       835  $     14,141      $      758

                                            SMALL-CAP     LARGE-CAP                     BASIC      CONSUMER
                                               GROWTH        GROWTH      BANKING    MATERIALS      PRODUCTS          ENERGY
                                                 FUND          FUND         FUND         FUND          FUND            FUND
                                           ----------  ------------  -----------  -----------  ------------  --------------
From short-term capital gains:             $  388,437  $    125,768  $   674,018  $   896,336  $    366,859      $   19,777
From long-term capital gains,
 subject to the 20% rate gains category:   $       --  $         --  $     1,558  $        --  $         --      $       --

                                               HEALTH                       REAL
                                                 CARE       LEISURE       ESTATE    RETAILING    TECHNOLOGY  TRANSPORTATION
                                                 FUND          FUND         FUND         FUND          FUND            FUND
                                           ----------  ------------  -----------  -----------  ------------  --------------
From short-term capital gains:             $  272,867  $    176,049  $   355,526  $   859,770  $  1,130,753      $  315,578
From long-term capital gains,
 subject to the 20% rate gains category:   $    7,789  $         --  $    29,677  $     5,766  $         --      $       --

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request by calling 1-800-820-0888.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 195

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees with no stated term of service, and Trustees continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER
                                  LENGTH OF SERVICE
NAME, POSITION AND                   AS TRUSTEE                    NUMBER OF
YEAR OF BIRTH                       (YEAR BEGAN)                FUNDS OVERSEEN
------------------------     ---------------------------        --------------
CARL G. VERBONCOEUR*          Rydex Series Funds - 2004              100
Trustee, President (1952)    Rydex Variable Trust - 2004
                             Rydex Dynamic Funds - 2004
                               Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
                                  LENGTH OF SERVICE
NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF
YEAR OF BIRTH                        (YEAR BEGAN)               FUNDS OVERSEEN
------------------------     ---------------------------        --------------
COREY A. COLEHOUR             Rydex Series Funds - 1993              100
Trustee (1945)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                             ---------------------------
J. KENNETH DALTON             Rydex Series Funds - 1995              100
Trustee (1941)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                            ----------------------------
JOHN O. DEMARET               Rydex Series Funds - 1997              101
Trustee (1940)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003
                               Rydex Capital Partners
                                 SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             ---------------------------
PATRICK T. MCCARVILLE         Rydex Series Funds - 1997              100
Trustee (1942)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             ---------------------------


196 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                  LENGTH OF SERVICE
   NAME, POSITION AND                AS TRUSTEE                   NUMBER OF
     YEAR OF BIRTH                  (YEAR BEGAN)                FUNDS OVERSEEN
------------------------     ---------------------------        --------------
 ROGER SOMERS                 Rydex Series Funds - 1993              100
 Trustee (1944)              Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS
NAME, POSITION AND                                                        PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                                          DURING PAST FIVE YEARS
------------------                                                       ----------------------
NICK BONOS*                                  Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex
Vice President and Treasurer (1963)          Dynamic Funds, Rydex ETF Trust, and Rydex Capital Partners SPhinX Fund, 2003 to
                                             present; Senior Vice President of Rydex Fund Services, Inc., 2003 to present;
                                             Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2003;Vice
                                             President of Mutual Fund Services, State Street Corp., 1997 to 1999.

MICHAEL P. BYRUM*                            Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds,
Vice President and Secretary (1970)          2004 to present; Vice President of Rydex Series Funds, 1997 to present; Vice
                                             President of Rydex Variable Trust, 1998 to present; Vice President of Rydex
                                             Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to
                                             present; President of Rydex Global Advisors, 2004 to present; Chief Operating
                                             Officer of Rydex Global Advisors and Rydex Distributors, Inc., 2003 to 2004.

JOANNA M. HAIGNEY*                           Chief Compliance Officer Rydex Series Funds, Rydex Variable Trust, and Rydex
Chief Compliance Officer and Assistant       Dynamic Funds, 2004 to present; Assistant Secretary of Rydex Series Funds, Rydex
Secretary (1967)                             Variable Trust, and Rydex Dynamic Funds, 2000 to present; Assistant Secretary of
                                             Rydex ETF Trust, 2002 to present; Secretary of Rydex Capital Partners SPhinX
                                             Fund, 2003 to present; Vice President of Compliance of Rydex Fund Services,
                                             Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds
                                             Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 197

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road
       Suite 500
       Rockville, MD 20850
       800.820.0888
       www.rydexinvestments.com

--------------------------------------------------------------------------------
                                                        THE RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------
                                                            CLS AdvisorOne Funds
                                                                   Annual Report
                                                               December 31, 2004

                                                                    Amerigo Fund
                                                                   Clermont Fund

                                                         [LOGO] RYDEXINVESTMENTS
VA-ANNCLS-1204                                  ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS FUND'S EXPENSES ........................................    3

PERFORMANCE REPORTS AND FUND PROFILES .....................................    5

SCHEDULES OF INVESTMENTS ..................................................    7

STATEMENTS OF ASSETS AND LIABILITIES ......................................    9

STATEMENTS OF OPERATIONS ..................................................   10

STATEMENTS OF CHANGES IN NET ASSETS .......................................   11

FINANCIAL HIGHLIGHTS ......................................................   12

NOTES TO FINANCIAL STATEMENTS .............................................   13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   17

OTHER INFORMATION .........................................................   18

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ...................   20


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The U.S. economy in 2004 was a study in contradiction, with a few surprises as well as continuation of long-running trends such as the continued outperformance of small-caps, mid-caps and value. Entering 2004, job creation was stubbornly disappointing and the unemployment rate hovered near 6.0%. The first few months of the year brought more of the same, but the economy shifted into a more mature phase last spring. Despite record-high oil prices that reached $55 per barrel in October before leveling off at $43 at year-end, and a series of Federal Reserve rate hikes that brought the Fed funds rate up to 2.25% from 1.0%, inflation remained tame, job creation picked up and the nation's economy grew at a sustainable rate.

More than 2 million jobs were created in 2004, while the unemployment rate dropped to 5.4% in December. Inflation, measured by the Consumer Price Index, grew at 3.3%, but energy price hikes comprised a good portion of the increase, with the core inflation index remaining historically low. When final figures are released, gross domestic product will have grown between 3% and 4% annually, while corporate profits leveled off from their hyper pace at the beginning of the year.

Domestic equity markets struggled for much of the year, before a final-quarter push pumped up index numbers. As a group, small stocks outperformed large stocks for the year, a case of more of the same, despite struggling during the middle two quarters. The S&P 500(R) Index advanced 10.89% for the year and the Dow Jones Industrial Average gained 5.31%. The Nasdaq 100 Index(R) began the year at 1467.92 but sank to 1304.43 in August, before advancing to 1621.12 at the end of the year--delivering a 10.43% one-year return. In contrast, the S&P MidCap 400 and Russell 2000 indices returned 16.48% and 18.33%, respectively. Value outperformed growth for the fourth consecutive year - a surprise - while small-cap and mid-cap stocks outperformed large-cap stocks, a case of more of the same.

International stocks, especially from emerging economies, surprisingly outperformed domestic equities for the second consecutive year. The Amerigo Fund, which seeks capital appreciation and long-term growth of capital without regard to income, was positioned for strength in international arenas and took advantage of international momentum to provide shareholders with a one-year total return of 11.09%. The Clermont Fund, which has an investment objective of current income and growth of capital, also bet on international equities, but its focus on shorter-term duration fixed income holdings adversely affected performance-providing a 5.89% one-year total return.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G.Verboncoeur

Carl G.Verboncoeur
President


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, administrative services, and shareholder reports, among others. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2004 and ending December 31, 2004.

The following table illustrates your fund's costs in two ways:

1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, redemption fees, and exchange fees.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS FUND'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                          BEGINNING                   ENDING      EXPENSES
                            EXPENSE   ACCOUNT VALUE            ACCOUNT VALUE   PAID DURING
                             RATIO+   JUNE 30, 2004        DECEMBER 31, 2004       PERIOD*
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Amerigo Fund                1.63%       $1,000.00                $1,095.02         $8.58
  Clermont Fund               1.63%        1,000.00                 1,052.67          8.38
------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
  Amerigo Fund                1.63%        1,000.00                 1,041.62          8.38
  Clermont Fund               1.63%        1,000.00                 1,041.62          8.38

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES
--------------------------------------------------------------------------------

AMERIGO FUND

OBJECTIVE: The Amerigo Fund seeks long-term growth of capital without regard to current income. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Inception: July 1, 2003

The key themes that guided Amerigo Fund's investment strategy during 2004 were that of a weaker U.S. dollar and belief that international investments would likely outperform the domestic market. As a result, the Amerigo Fund was overweight international equity securities (both developed countries and emerging markets) and also overweight value relative to growth. During the course of the year, Amerigo Fund's investment in small-cap equities was eliminated as the fund's portfolio managers sought to increase the overall market cap of the portfolio. A lower value of the U.S. dollar tends to be more beneficial to larger-cap companies than smaller-cap companies. For the year 2004, the fund returned 11.09% as compared to a gain of 10.89% for the S&P 500 Index.

         CUMULATIVE FUND PERFORMANCE: JULY 1, 2003 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                    AMERIGO FUND           S&P 500 INDEX
7/1/2003                                   10000                   10000
7/31/2003                                  10040                   10093
8/31/2003                                  10368                   10290
9/30/2003                                  10316                   10181
10/31/2003                                 10952                   10757
11/30/2003                                 11084                   10852
12/31/2003                                 11596                   11421
1/31/2004                                  11812                   11630
2/29/2004                                  12012                   11792
3/31/2004                                  12016                   11614
4/30/2004                                  11476                   11432
5/31/2004                                  11536                   11589
6/30/2004                                  11764                   11814
7/31/2004                                  11324                   11423
8/31/2004                                  11424                   11469
9/30/2004                                  11617                   11593
10/31/2004                                 11845                   11770
11/30/2004                                 12433                   12247
12/31/2004                                 12882                   12663

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                       SINCE
                                                  ONE                INCEPTION
                                                 YEAR                (07/01/03)
--------------------------------------------------------------------------------
AMERIGO FUND                                    11.09%                 18.37%

S&P 500 INDEX                                   10.89%                 17.03%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

MONEY MARKET MUTUAL FUNDS                                                     3%
INSURANCE                                                                     3%
EXCHANGE TRADED FUNDS                                                        94%

                                AMERIGO FUND

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

See Notes to Financial Statements.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
---------------------------------------------------
iShares Russell 1000 Value
  Index Fund                                 14.5%
iShares MSCI Emerging Markets
  Index Fund                                 13.8%
iShares MSCI EAFE Index Fund                 11.8%
iShares Russell Midcap Growth
  Index Fund                                 10.8%
iShares S&P 500 Index Fund/US                 7.5%
iShares Dow Jones U.S.
  Transportation Index Fund                   6.0%
Nasdaq-100 Index
  Tracking Stock                              5.6%
iShares Dow Jones US Healthcare
  Sector Index Fund                           4.7%
iShares MSCI Pacific ex-Japan
  Index Fund                                  4.6%
iShares S&P 100 Index Fund                    4.2%
---------------------------------------------------
Top Ten Total                                83.5%
---------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

--------------------------------------------------------------------------------

CLERMONT FUND

OBJECTIVE: The Clermont Fund seeks a combination of current income and growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Inception: July 1, 2003

The focus of the Clermont Fund's investment strategy for 2004 was an overweight to international equities, an overweight to domestic value equities and a shorter-than-benchmark duration fixed-income allocation.The overweight to equities--international in particular--had a positive impact on portfolio performance over the course of the year. The shorter-than-benchmark duration of the bond holdings, however, served as a drag on portfolio performance. As the year came to a close, better-than-benchmark equity performance offset some, but not all of the underperformance of the fixed-income allocation during the third quarter. For the year, Clermont Fund, a conservative balanced fund, returned 5.89% as compared to the Lehman Brothers Aggregate Bond Index, which returned 4.34% while the S&P 500 Index returned 10.89%.

        CUMULATIVE FUND PERFORMANCE: JULY 1, 2003 - DECEMBER 31, 2004

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                                 CLERMONT FUND            S&P 500 INDEX
7/1/2003                                 10000                   10000
7/31/2003                                 9748                   10093
8/31/2003                                 9880                   10290
9/30/2003                                10056                   10181
10/31/2003                               10288                   10757
11/30/2003                               10424                   10852
12/31/2003                               10820                   11421
1/31/2004                                10940                   11630
2/29/2004                                11096                   11792
3/31/2004                                11176                   11614
4/30/2004                                10732                   11432
5/31/2004                                10788                   11589
6/30/2004                                10884                   11814
7/31/2004                                10740                   11423
8/31/2004                                10840                   11469
9/30/2004                                10904                   11593
10/31/2004                               11016                   11770
11/30/2004                               11245                   12247
12/31/2004                               11457                   12663

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                                                        SINCE
                                                  ONE                  INCEPTION
                                                 YEAR                 (07/01/03)
--------------------------------------------------------------------------------
CLERMONT FUND                                    5.89%                   9.48%

S&P 500 INDEX                                   10.89%                  17.03%

SYNTHETIC BALANCED BENCHMARK*                    6.70%                   8.49%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* BENCHMARK REFLECTS A 50/50 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE INDEX.

          INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

FEDERAL AGENCY BONDS                                                          5%
MUTUAL FUNDS                                                                  6%
OTHER                                                                         1%
MONEY MARKET MUTUAL FUNDS                                                    15%
EXCHANGE TRADED FUNDS                                                        73%

                                 CLERMONT FUND

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS
(% OF TOTAL NET ASSETS)
-----------------------------------------------------
iShares Lehman 1-3 Year Treasury
  Bond Fund                                     21.3%
First American Prime
  Obligations Fund                              14.9%
iShares MSCI EAFE Index Fund                    11.8%
iShares Dow Jones Select Dividend
  Index Fund                                     7.1%
iShares S&P 100 Index Fund                       5.7%
iShares Morningstar Mid Core
  Index Fund Co.                                 5.4%
iShares Russell 1000 Value
  Index Fund                                     5.3%
United States Treasury Inflation
  Indexed Bonds                                  5.1%
iShares Morningstar Large Core
  Index Fund Co.                                 4.7%
Van Kampen Senior Income Trust                   3.3%
-----------------------------------------------------
Top Ten Total                                   84.6%
-----------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
    AMERIGO FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCK 2.5%
Berkshire Hathaway, Inc. --
  Class A*                                                   36    $  3,164,400
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $3,258,854)                                                   3,164,400
                                                                   ------------
EXCHANGE TRADED FUNDS 94.4%
iShares Russell 1000 Value Index Fund                   278,500      18,472,905
iShares MSCI Emerging Markets
  Index Fund+                                            87,000      17,560,950
iShares MSCI EAFE Index Fund+                            93,500      14,964,675
iShares Russell Midcap Growth
  Index Fund+                                           162,500      13,731,250
iShares S&P 500 Index Fund/US+                           79,000       9,559,000
iShares Dow Jones U.S.Transportation
  Index Fund+                                           111,500       7,662,280
Nasdaq-100 Index Tracking Stock+                        178,000       7,103,980
iShares Dow Jones US Healthcare
  Sector Index Fund                                     101,000       5,957,990
iShares MSCI Pacific ex-Japan
  Index Fund+                                            65,000       5,861,050
iShares S&P 100 Index Fund+                              93,000       5,337,270
SPDR Trust Series 1+                                     35,500       4,290,885
iShares Morningstar Mid Core
  Index Fund+                                            56,000       3,771,040
iShares Morningstar Large Core
  Index Fund+                                            42,000       2,739,240
iShares MSCI Spain Index+                                67,000       2,365,100
iShares S&P Global 100 Index Fund                         8,000         492,000
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $105,443,021)                                               119,869,615
                                                                   ------------
MONEY MARKET MUTUAL FUND 3.2%
First American Prime
  Obligations Fund                                    4,084,875       4,084,875
                                                                    -----------
TOTAL MONEY MARKET MUTUAL FUND
  (Cost $4,084,875)                                                   4,084,875
                                                                    -----------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
-------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 33.9%
Investment in Securities Lending Short Term
Investment Portfolio held By
  U.S. Bank (Note 7)                               $ 43,099,785   $  43,099,785
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $43,099,785)                                                 43,099,785
                                                                  -------------
TOTAL INVESTMENTS 134.0%
  (Cost $155,886,535)                                             $ 170,218,675
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (34.0)%                                         $ (43,159,393)
                                                                  =============
NET ASSETS - 100.0%                                               $ 127,059,282

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 7.


See Notes to Financial Statements.    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
    CLERMONT FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCK 1.2%
Berkshire Hathaway, Inc. -- Class A*                         12   $   1,054,800
                                                                  -------------
TOTAL COMMON STOCK
  (Cost $1,037,837)                                                   1,054,800
                                                                  -------------
EXCHANGE TRADED FUNDS 72.7%
iShares Lehman 1-3 Year Treasury
  Bond Fund+                                            238,000      19,380,340
iShares MSCI EAFE Index Fund+                            67,000      10,723,350
iShares Dow Jones Select Dividend
  Index Fund+                                           105,000       6,440,700
iShares S&P 100 Index Fund+                              90,000       5,165,100
iShares Morningstar Mid Core
  Index Fund+                                            73,000       4,915,820
iShares Russell 1000 Value Index Fund                    73,000       4,842,090
iShares Morningstar Large Core
  Index Fund+                                            65,000       4,239,300
iShares Dow Jones US Healthcare
  Sector Index Fund+                                     49,000       2,890,510
iShares S&P 500 Index Fund/US                            22,700       2,746,700
iShares Russell Midcap Growth
  Index Fund+                                            30,000       2,535,000
iShares Lehman Aggregate Bond Fund+                      14,200       1,454,080
iShares S&P Global 100 Index Fund                        14,000         861,000
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $61,571,556)                                                 66,193,990
                                                                  -------------
MONEY MARKET MUTUAL FUND 14.9%
First American Prime
  Obligations Fund                                   13,583,023      13,583,023
                                                                  -------------
TOTAL MONEY MARKET MUTUAL FUND
  (Cost $13,583,023)                                                 13,583,023
                                                                  -------------
MUTUAL FUNDS 6.1%
Van Kampen Senior Income Trust+                         352,500       2,968,050
Templeton Global Income Fund+                           264,000       2,621,520
                                                                  -------------
TOTAL MUTUAL FUNDS
  (Cost $5,222,548)                                                   5,589,570
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
-------------------------------------------------------------------------------

FEDERAL AGENCY BONDS 5.0%
United States Treasury Inflation Indexed Bonds
 3.38% due 01/15/07                                $  3,433,395   $   3,636,716
 3.63% due 01/15/08                                     886,080         965,412
                                                                  -------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $4,599,925)                                                   4,602,128
                                                                  -------------
SECURITIES LENDING COLLATERAL 29.4%
Investment in Securities Lending Short Term
Investment Portfolio Held By
  U.S. Bank (Note 7)                                 26,765,215      26,765,215
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $26,765,215)                                                 26,765,215
                                                                  -------------
TOTAL INVESTMENTS 129.3%
  (Cost $112,780,104)                                             $ 117,788,726
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (29.3)%                                          $ (26,696,848)
                                                                  =============
NET ASSETS - 100.0%                                               $  91,091,878

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 7.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT    See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                           December 31, 2004
--------------------------------------------------------------------------------

                                                                 AMERIGO       CLERMONT
                                                                    FUND           FUND
---------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1 and 7)                        $170,218,675   $117,788,726
Investment Income Receivable (Note 1)                            230,659        295,941
---------------------------------------------------------------------------------------
  TOTAL ASSETS                                               170,449,334    118,084,667
=======================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 7)             43,099,785     26,765,215
Liability for Shares Redeemed                                     76,618         79,892
Investment Advisory Fee Payable (Note 3)                         100,185         72,343
Transfer Agent Fee Payable (Note 3)                               27,829         20,095
Distribution and Service Fee Payable (Note 3)                     27,829         20,095
Portfolio Accounting Fee Payable (Note 3)                         11,132          8,038
Custody Fees Payable                                               2,672          1,930
Other Liabilities                                                 44,002         25,181
---------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                           43,390,052     26,992,789
---------------------------------------------------------------------------------------
NET ASSETS                                                  $127,059,282   $ 91,091,878
=======================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                             $110,948,228   $ 85,221,778
Undistributed Net Investment Income                              234,270        615,717
Accumulated Net Realized Gain on Investments                   1,544,644        245,761
Net Unrealized Appreciation (Depreciation) on Investments     14,332,140      5,008,622
---------------------------------------------------------------------------------------
NET ASSETS                                                  $127,059,282   $ 91,091,878
=======================================================================================
Shares Outstanding                                             3,948,185      3,188,807
Net Asset Values                                            $      32.18   $      28.57

*     THE COST OF SECURITIES AT VALUE IS $155,886,535 AND $112,780,104,
      RESPECTIVELY.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

STATEMENTS OF OPERATIONS                            Year Ended December 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                 AMERIGO       CLERMONT
                                                                    FUND           FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $         --   $    162,629
Interest from Securities Lending, net (Note 7)                    56,100         33,096
Dividends, Net of Foreign Tax Withheld* (Note 1)               1,590,724      1,280,035
---------------------------------------------------------------------------------------
  Total Income                                                 1,646,824      1,475,760
=======================================================================================
EXPENSES
Advisory Fees (Note 3)                                           783,106        479,067
Transfer Agent and Administrative Fees (Note 3)                  217,529        133,074
Accounting Fees (Note 3)                                          87,012         53,230
Trustees' Fees                                                     3,292          1,773
Service Fees (Note 3)                                            217,529        133,074
Custodian Fees                                                    20,827         12,683
Miscellaneous                                                     83,259         47,142
---------------------------------------------------------------------------------------
  Total Expenses                                               1,412,554        860,043
---------------------------------------------------------------------------------------
Net Investment Income                                            234,270        615,717
=======================================================================================
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Investment Securities                                          1,565,597        351,185
---------------------------------------------------------------------------------------
  Total Net Realized Gain                                      1,565,597        351,185
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          9,939,096      3,638,428
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           9,939,096      3,638,428
---------------------------------------------------------------------------------------
Net Gain on Investments                                       11,504,693      3,989,613
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $ 11,738,963   $  4,605,330
=======================================================================================


*     NET OF FOREIGN TAX WITHHELD OF $0 AND $0, RESPECTIVELY.


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                        AMERIGO FUND                     CLERMONT FUND
-------------------------------------------------------------------------------------------------------------
                                                        YEAR          PERIOD             YEAR          PERIOD
                                                       ENDED           ENDED            ENDED           ENDED
                                                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                        2004           2003*             2004           2003*
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                          $     234,270    $     75,904     $    615,717    $    174,477
Net Realized Gain (Loss) on Investments            1,565,597         (20,953)         351,185        (105,424)
Net Change in Unrealized Appreciation
(Depreciation) on Investments                      9,939,096       4,393,044        3,638,428       1,370,194
-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations        11,738,963       4,447,995        4,605,330       1,439,247
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                (75,904)             --         (174,477)             --
-------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                (75,904)             --         (174,477)             --
=============================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    91,145,309      41,736,183       75,354,093      21,601,251
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
REINVESTMENT                                          75,904              --          174,477              --
COST OF SHARES REDEEMED                          (21,664,456)       (344,712)     (11,144,234)       (763,809)
=============================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS                                      69,556,757      41,391,471       64,384,336      20,837,442
-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                        81,219,816      45,839,466       68,815,189      22,276,689
NET ASSETS - BEGINNING OF PERIOD                  45,839,466              --       22,276,689              --
=============================================================================================================
NET ASSETS - END OF PERIOD                     $ 127,059,282    $ 45,839,466     $ 91,091,878    $ 22,276,689
=============================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED
                          NET ASSET                   AND         NET INCREASE     DISTRIBUTIONS   DISTRIBUTIONS
                            VALUE,      NET        UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                          BEGINNING  INVESTMENT      GAINS       VALUE RESULTING     INVESTMENT       REALIZED           TOTAL
                          OF PERIOD   INCOME+    ON SECURITIES   FROM OPERATIONS       INCOME      CAPITAL GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND
  DECEMBER 31, 2004         $28.99     $.08           $3.13            $3.21            $(.02)           $--             $(.02)
  December 31, 2003*         25.00      .07            3.92             3.99               --             --                --
CLERMONT FUND
  DECEMBER 31, 2004          27.05      .32            1.27             1.59             (.07)            --              (.07)
  December 31, 2003*         25.00      .29            1.76             2.05               --             --                --


                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                                 -------------------

                      NET INCREASE     NET ASSET                                                             NET ASSETS,
                           IN            VALUE,      TOTAL                       NET         PORTFOLIO         END OF
                        NET ASSET        END OF    INVESTMENT    TOTAL       INVESTMENT      TURNOVER       PERIOD (000'S
                          VALUE          PERIOD      RETURN     EXPENSES       INCOME         RATE***          OMITTED)
-------------------------------------------------------------------------------------------------------------------------
Amerigo Fund
  DECEMBER 31, 2004       $3.19          $32.18      11.09%       1.63%         0.27%          149%            $127,059
  December 31, 2003*       3.99           28.99      15.96%       1.71%**       0.53%**         63%              45,839
Clermont Fund
  DECEMBER 31, 2004        1.52           28.57       5.89%       1.63%         1.17%          124%              91,092
  December 31, 2003*       2.05           27.05       8.20%       1.71%**       2.29%**        113%              22,277

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. As of December 31, 2004, the Trust consisted of forty-four operating Funds: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds, one Strategic Fund, and two CLS AdvisorOne Funds. This report covers the CLS AdvisorOne Funds (the "Funds"), while the Benchmark, Money Market, Sector and Strategic Funds are contained in a separate report. Rydex Global Advisors (the "Advisor") serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. Clarke Lanzen Skalla Investment Firm, LLC (the Sub-Advisor") serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund's portfolio. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Exchange Traded Funds and closed-end mutual funds are valued at the last quoted sales price as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the "NYSE", usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales, post-October losses and regulated futures contracts and options.

D.The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options and futures. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

--------------------------------------------------------------------------------

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options, futures, options on futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, segregated cash at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

Each CLS AdvisorOne Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in exchange traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds"). In this annual report, the ETFs, mutual funds and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options and bonds. Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of those underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in those underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs and investment advisory, and administrative fees), but also, indirectly, similar expenses and charges of those underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of the Funds. Certain officers and trustees of the Trust are also officers of the Advisor.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of fund shares.

Rydex Fund Services Company, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.25% of the average daily net assets of the Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Trust has adopted the Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs.

In addition, at an Organization Meeting on February 14, 2003, the Board approved the use of a Distribution Plan for which the Distributor and other firms that provide distribution services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, at December 31, 2004, this plan was not being utilized.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.



14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for losses deferred due to wash sales.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. These reclassifications have no effect on net assets or net asset values per share. There were no reclassifications for the year ended December 31, 2004. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2004 was a follows:

                                    ORDINARY           LONG-TERM           TOTAL
FUND                                  INCOME        CAPITAL GAIN   DISTRIBUTIONS
--------------------------------------------------------------------------------
Amerigo Fund                        $ 75,904        $         --        $ 75,904

Clermont Fund                        174,477                  --         174,477

The tax character of distributable earnings/(accumulated losses) at December 31, 2004 was a follows:

                    UNDISTRIBUTED        UNDISTRIBUTED     NET UNREALIZED
                         ORDINARY    LONG-TERM CAPITAL      APPRECIATION/     CAPITAL LOSS
FUND                       INCOME                 GAIN       DEPRECIATION     CARRYFORWARD
-------------------------------------------------------------------------------------------
Amerigo Fund           $1,308,756             $777,354        $14,024,944     $          --

Clermont Fund             906,036               58,927          4,905,137                --

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At December 31, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                          TAX            TAX                 NET
                           TAX     UNREALIZED     UNREALIZED          UNREALIZED
FUND                      COST           GAIN         (LOSS)                GAIN
--------------------------------------------------------------------------------
Amerigo Fund      $156,193,731    $14,121,396       $(96,452)        $14,024,944

Clermont Fund      112,883,589      5,098,497       (193,360)          4,905,137

5. SECURITIES TRANSACTIONS

During the year ended December 31, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                    AMERIGO FUND   CLERMONT FUND
--------------------------------------------------------------------------------
Purchases                                           $199,158,910    $131,443,349
Sales                                               $129,318,477    $ 66,423,190

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares.

                                                           PURCHASED THROUGH
                         SHARES PURCHASED                DIVIDEND REINVESTMENT                SHARES REDEEMED
---------------------------------------------------------------------------------------------------------------------
                    YEAR ENDED     PERIOD ENDED        YEAR ENDED     PERIOD ENDED       YEAR ENDED      PERIOD ENDED
                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                          2004            2003*              2004            2003*             2004             2003*
---------------------------------------------------------------------------------------------------------------------
AMERIGO FUND         3,124,114        1,594,166             2,618               --         (759,760)          (12,953)
CLERMONT FUND        2,768,824          854,031             6,412               --         (410,039)          (30,421)


                           NET SHARES
                           PURCHASED
-----------------------------------------------
                    YEAR ENDED     PERIOD ENDED
                  DECEMBER 31,     DECEMBER 31,
                          2004            2003*
-----------------------------------------------
AMERIGO FUND         2,366,972        1,581,213
CLERMONT FUND        2,365,197          823,610

*     SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

7. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2004, the pooled cash collateral investments consisted of repurchase agreements (46.40%), commercial paper (32.90%), corporate bonds (20.69%), and money market mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2004 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                         CASH         SECURITIES
FUND                                               COLLATERAL             LOANED
--------------------------------------------------------------------------------
Amerigo Fund                                      $43,099,785        $42,107,941
Clermont Fund                                      26,765,215         25,999,355


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Amerigo Fund and Clermont Fund (two of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland

February 18, 2005


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request by calling 1-800-820-0888.


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

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                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees with no stated term of service, and Trustees continue to serve after election until resignation.The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                   LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                  (YEAR BEGAN)               FUNDS OVERSEEN
-------------------------    ------------------------------    ----------------
   CARL G. VERBONCOEUR*        Rydex Series Funds - 2004             100
Trustee, President (1952)     Rydex Variable Trust - 2004
                              Rydex Dynamic Funds - 2004
                                Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                   LENGTH OF SERVICE
 NAME, POSITION AND                    AS TRUSTEE                  NUMBER OF
   YEAR OF BIRTH                      (YEAR BEGAN)              FUNDS OVERSEEN
--------------------         ------------------------------    -----------------
COREY A. COLEHOUR              Rydex Series Funds - 1993              100
Trustee (1945)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                              ----------------------

J. KENNETH DALTON               Rydex Series Funds - 1995             100
Trustee (1941)                 Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             -----------------------

JOHN O. DEMARET                 Rydex Series Funds - 1997             101
Trustee (1940)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003
                                 Rydex Capital Partners
                                   SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                              --------------------

PATRICK T. MCCARVILLE          Rydex Series Funds - 1997             100
Trustee (1942)                Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                   LENGTH OF SERVICE
  NAME, POSITION AND                  AS TRUSTEE                   NUMBER OF
    YEAR OF BIRTH                    (YEAR BEGAN)               FUNDS OVERSEEN
---------------------        -----------------------------     -----------------
ROGER SOMERS                   Rydex Series Funds - 1993             100
Trustee (1944)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

 NAME, POSITION AND                                          PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                                           DURING PAST FIVE YEARS
-------------------                                         ----------------------
NICK BONOS*                               Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex
Vice President and Treasurer (1963)       Dynamic Funds, Rydex ETF Trust, and Rydex Capital Partners SPhinX Fund, 2003 to
                                          present; Senior Vice President of Rydex Fund Services, Inc., 2003 to present;
                                          Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2003; Vice
                                          President of Mutual Fund Services, State Street Corp., 1997 to 1999.


MICHAEL P. BYRUM*                         Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex
Vice President and Secretary (1970)       Dynamic Funds, 2004 to present; Vice President of Rydex Series Funds,
                                          1997 to present; Vice President of Rydex Variable Trust, 1998 to present;
                                          Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex
                                          Capital Partners SPhinX Fund, 2003 to present; President of Rydex
                                          Global Advisors, 2004 to present; Chief Operating Officer of Rydex
                                          Global Advisors and Rydex Distributors, Inc., 2003 to 2004.

JOANNA M. HAIGNEY*                        Chief Compliance Officer Rydex Series Funds, Rydex Variable Trust, Assistant
Chief Compliance Officer and              Secretary (1967) and Rydex Dynamic Funds, 2004 to present; Assistant Secretary
Assistant Secretary (1967)                of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds, 2000 to
                                          present; Assistant Secretary of Rydex ETF Trust, 2002 to present. Secretary of
                                          Rydex Capital Partners SPhinX Fund, 2003 to present. Vice President of
                                          Compliance of Rydex Fund Services, Inc., 2000 to present; Vice President Fund
                                          Administration, Chase Global Funds Services Co., a division of Chase Manhattan
                                          Bank NA, 1994 to 1999.


* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road
       Suite 500
       Rockville, MD 20850
       800.820.0888
       www.rydexinvestments.com

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2004 and December 31, 2003 were $444,500 and $338,000, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2004 and December 31, 2003 were $174,370 and $126,100, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $18,000 and $16,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 8, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust
             --------------------

By (Signature and Title)*  /S/ CARL G. VERBONCOEUR
                          ------------------------
                          Carl G. Verboncoeur, President

Date March 8, 2005
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ CARL G. VERBONCOEUR
                          -----------------------
                          Carl G. Verboncoeur, President

Date March 8, 2005
     -------------

By (Signature and Title)* /S/ NICK BONOS
                          --------------
                          Nick Bonos, Vice President and Treasurer

Date March 8, 2005
     -------------

* Print the name and title of each signing officer under his or her signature.